As filed with the Securities and Exchange Commission on September 28, 2012
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64
(Check appropriate box or boxes)	☒

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On_____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

OCTOBER 1, 2012

TIAA-CREF LIFECYCLE FUNDS

of the TIAA-CREF Funds

Fund Class Ticker:	Retail Class	Retirement Class	Premier Class	Institutional Class
▪ Lifecycle Retirement Income Fund	TLRRX	TLIRX	TPILX	TLRIX
▪ Lifecycle 2010 Fund	—	TCLEX	TCTPX	TCTIX
▪ Lifecycle 2015 Fund	—	TCLIX	TCFPX	TCNIX
▪ Lifecycle 2020 Fund	—	TCLTX	TCWPX	TCWIX
▪ Lifecycle 2025 Fund	—	TCLFX	TCQPX	TCYIX
▪ Lifecycle 2030 Fund	—	TCLNX	TCHPX	TCRIX
▪ Lifecycle 2035 Fund	—	TCLRX	TCYPX	TCIIX
▪ Lifecycle 2040 Fund	—	TCLOX	TCZPX	TCOIX
▪ Lifecycle 2045 Fund	—	TTFRX	TTFPX	TTFIX
▪ Lifecycle 2050 Fund	—	TLFRX	TCLPX	TFTIX
▪ Lifecycle 2055 Fund	—	TTRLX	TTRPX	TTRIX

This Prospectus describes the Retirement, Premier and Institutional Class shares offered by eleven investment portfolios (each, a “Fund”) of the TIAA-CREF Funds (the “Trust”). The Lifecycle Retirement Income Fund also offers Retail Class shares. These Funds comprise the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information

Lifecycle Retirement Income Fund

Investment Objective 6

Fees and Expenses 6

Shareholder Fees 6

Annual Fund Operating Expenses 7

Example 7

Portfolio Turnover 8

Principal Investment Strategies 8

Principal Investment Risks 10

Past Performance 10

Portfolio Management 12

Purchase and Sale of Fund Shares 13

Tax Information 13

Payments to Broker-Dealers and Other Financial Intermediary Compensation 13

Summary Information

Lifecycle 2010 Fund

Investment Objective 15

Fees and Expenses 15

Shareholder Fees 15

Annual Fund Operating Expenses 16

Example 16

Portfolio Turnover 17

Principal Investment Strategies 17

Principal Investment Risks 19

Past Performance 20

Portfolio Management 22

Purchase and Sale of Fund Shares 23

Tax Information 23

Payments to Broker-Dealers and Other Financial Intermediary Compensation 23

Summary Information

Lifecycle 2015 Fund

Investment Objective 24

Fees and Expenses 24

Shareholder Fees 24

Annual Fund Operating Expenses 25

Example 25

Portfolio Turnover 26

Principal Investment Strategies 26

Principal Investment Risks 28

Past Performance 29

Portfolio Management 31

Purchase and Sale of Fund Shares 32

Tax Information 32

Payments to Broker-Dealers and Other Financial Intermediary Compensation 32

Summary Information

Lifecycle 2020 Fund

Investment Objective 33

Fees and Expenses 33

Shareholder Fees 33

Annual Fund Operating Expenses 34

Example 34

Portfolio Turnover 35

Principal Investment Strategies 35

Principal Investment Risks 37

Past Performance 38

Portfolio Management 40

Purchase and Sale of Fund Shares 41

Tax Information 41

Payments to Broker-Dealers and Other Financial Intermediary Compensation 41

Summary Information

Lifecycle 2025 Fund

Investment Objective 42

Fees and Expenses 42

Shareholder Fees 42

Annual Fund Operating Expenses 43

Example 43

Portfolio Turnover 44

Principal Investment Strategies 44

Principal Investment Risks 46

Past Performance 47

Portfolio Management 49

Purchase and Sale of Fund Shares 50

Tax Information 50

Payments to Broker-Dealers and Other Financial Intermediary Compensation 50

Summary Information

Lifecycle 2030 Fund

Investment Objective 51

Fees and Expenses 51

Shareholder Fees 51

Annual Fund Operating Expenses 52

Example 52

Portfolio Turnover 53

Principal Investment Strategies 53

Principal Investment Risks 55

Past Performance 56

Portfolio Management 58

Purchase and Sale of Fund Shares 58

Tax Information 59

Payments to Broker-Dealers and Other Financial Intermediary Compensation 59

Summary Information

Lifecycle 2035 Fund

Investment Objective 60

Fees and Expenses 60

Shareholder Fees 60

Annual Fund Operating Expenses 61

Example 61

Portfolio Turnover 62

Principal Investment Strategies 62

Principal Investment Risks 64

Past Performance 65

Portfolio Management 67

Purchase and Sale of Fund Shares 67

Tax Information 68

Payments to Broker-Dealers and Other Financial Intermediary Compensation 68

Summary Information

Lifecycle 2040 Fund

Investment Objective 69

Fees and Expenses 69

Shareholder Fees 69

Annual Fund Operating Expenses 70

Example 70

Portfolio Turnover 71

Principal Investment Strategies 71

Principal Investment Risks 73

Past Performance 74

Portfolio Management 76

Purchase and Sale of Fund Shares 76

Tax Information 77

Payments to Broker-Dealers and Other Financial Intermediary Compensation 77

Summary Information

Lifecycle 2045 Fund

Investment Objective 78

Fees and Expenses 78

Shareholder Fees 78

Annual Fund Operating Expenses 79

Example 79

Portfolio Turnover 80

Principal Investment Strategies 80

Principal Investment Risks 82

Past Performance 83

Portfolio Management 85

Purchase and Sale of Fund Shares 86

Tax Information 86

Payments to Broker-Dealers and Other Financial Intermediary Compensation 86

Summary Information

Lifecycle 2050 Fund

Investment Objective 87

Fees and Expenses 87

Shareholder Fees 87

Annual Fund Operating Expenses 88

Example 88

Portfolio Turnover 89

Principal Investment Strategies 89

Principal Investment Risks 91

Past Performance 92

Portfolio Management 94

Purchase and Sale of Fund Shares 95

Tax Information 95

Payments to Broker-Dealers and Other Financial Intermediary Compensation 95

Summary Information

Lifecycle 2055 Fund

Investment Objective 96

Fees and Expenses 96

Shareholder Fees 96

Annual Fund Operating Expenses 97

Example 97

Portfolio Turnover 98

Principal Investment Strategies 98

Principal Investment Risks 100

Past Performance 101

Portfolio Management 101

Purchase and Sale of Fund Shares 101

Tax Information 102

Payments to Broker-Dealers and Other Financial Intermediary Compensation 102

Additional Information About Investment Strategies and Risks 102

Additional Information About the Funds 102

More About the Funds’ Strategy 103

Additional Information About the Funds’ Composite Benchmark Indices 105

Additional Information About the Underlying Funds 107

Additional Information on Principal Investment Risks of the Funds and Underlying Funds 110

Additional Information on Principal and Non-Principal Investment Strategies and Risks of Underlying Funds 116

Portfolio Holdings 119

Portfolio Turnover 119

Share Classes 119

Management of the Funds 120

The Funds’ Investment Adviser 120

Investment Management Fees 120

Portfolio Management Team 121

Other Services 122

Distribution and Services Arrangements 123

Calculating Share Price 124

Dividends and Distributions 126

Taxes 127

Your Account: Purchasing, Redeeming or Exchanging Shares 130

Retail Class 130

Eligibility – Retail Class 130

Purchasing Shares – Retail Class 130

Redeeming Shares – Retail Class 134

Exchanging Shares – Retail Class 137

Retirement Class 138

Eligibility – Retirement Class 138

Purchasing Shares – Retirement Class 139

Redeeming Shares – Retirement Class 143

Exchanging Shares – Retirement Class 145

Premier Class 146

Eligibility – Premier Class 146

Purchasing Shares – Premier Class 148

Redeeming Shares – Premier Class 152

Exchanging Shares – Premier Class 154

Institutional Class 156

Eligibility – Institutional Class 156

Purchasing Shares – Institutional Class 158

Redeeming Shares – Institutional Class 161

Exchanging Shares – Institutional Class 163

Conversion of Shares 164

Important Transaction Information 165

Market Timing/Excessive Trading Policy 168

Electronic Prospectuses 170

Additional Information About Index Providers 170

Glossary 170

Financial Highlights 172

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE RETIREMENT INCOME FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15	0%	0%	0%

6     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.25%	0.05%	0.15%	—
Other Expenses	0.16%	0.37%	0.12%	0.12%
Acquired Fund Fees and Expenses[2]	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	0.90%	0.91%	0.76%	0.61%
Waivers and Expense Reimbursements[3,4]	(0.26)%	(0.27)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.64%	0.64%	0.54%	0.39%

1

The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that pays the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. The fees shown in the chart have been restated to reflect current fees. The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that pays the Fund’s distributor, TPIS, for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate up to 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will

TIAA-CREF Lifecycle Funds  ■  Prospectus     7

be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$65	$65	$55	$40
3 Years	$261	$263	$221	$173
5 Years	$473	$477	$401	$318
10 Years	$1,084	$1,095	$922	$741

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced

8     Prospectus  ■  TIAA-CREF Lifecycle Funds

International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.81%	U.S. Equity	29.47%	• Large-Cap Value Fund	5.50%
				• Enhanced Large-Cap Value Index Fund	5.49%
				• Enhanced Large-Cap Growth Index Fund	5.39%
				• Large-Cap Growth Fund	5.39%
				• Growth & Income Fund	4.62%
				• Small-Cap Equity Fund	2.26%
				• Mid-Cap Value Fund	0.43%
				• Mid-Cap Growth Fund	0.39%
		International Equity	11.34%	• International Equity Fund	3.81%
				• Enhanced International Equity Index Fund	3.81%
				• Emerging Markets Equity Fund	2.68%
				• Global Natural Resources Fund	1.04%
FIXED-INCOME	59.19%	Fixed-Income	39.55%	• Bond Fund	38.56%
				• High-Yield Fund	0.50%
				• Bond Plus Fund	0.49%
		Short-Term Fixed-Income	9.91%	• Short-Term Bond Fund	9.91%
		Inflation-Protected Assets	9.73%	• Inflation-Linked Bond Fund	9.73%

Total	100.00%	100.00%	100.00%

TIAA-CREF Lifecycle Funds  ■  Prospectus     9

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable)

10     Prospectus  ■  TIAA-CREF Lifecycle Funds

ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 5.30%.

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     11

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	11/30/07		$
Return Before Taxes		2.41%		1.98%
Return After Taxes on Distributions		1.51%		1.03%
Return After Taxes on Distributions and Sale of
Fund Shares		1.69%		1.16%
Institutional Class	11/30/07
Return Before Taxes		2.78%		2.26%
Retail Class	11/30/07
Return Before Taxes		2.47%		2.13%
Premier Class	9/30/09
Return Before Taxes		2.64%		2.07%*
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		7.84%		6.32%†
Lifecycle Retirement Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		4.03%		2.95%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE + Emerging Markets Index; 10.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

12     Prospectus  ■  TIAA-CREF Lifecycle Funds

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other

TIAA-CREF Lifecycle Funds  ■  Prospectus     13

investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2010 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     15

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.29%	0.04%	0.04%
Acquired Fund Fees and Expenses[2]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	0.85%	0.70%	0.55%
Waivers and Expense Reimbursements[3,4]	(0.19)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%	0.56%	0.41%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

16     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$67	$57	$42
3 Years	$252	$210	$162
5 Years	$453	$376	$293
10 Years	$1,031	$857	$676

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund expects to allocate approximately 47.00% of its assets to equity Underlying Funds and 53.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 35.25%; International Equity: 11.75%; Fixed-Income: 38.60%; Short-Term Fixed-Income: 7.20%; and Inflation-Protected Assets: 7.20%.

TIAA-CREF Lifecycle Funds  ■  Prospectus     17

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.08%	U.S. Equity	35.38%	• Large-Cap Growth Fund	6.59%
				• Enhanced Large-Cap Growth Index Fund	6.55%
				• Large-Cap Value Fund	6.49%
				• Enhanced Large-Cap Value Index Fund	6.49%
				• Growth & Income Fund	5.52%
				• Small-Cap Equity Fund	2.75%
				• Mid-Cap Value Fund	0.50%
				• Mid-Cap Growth Fund	0.49%
		International Equity	13.70%	• Enhanced International Equity Index Fund	4.62%
				• International Equity Fund	4.59%
				• Emerging Markets Equity Fund	3.24%
				• Global Natural Resources Fund	1.25%
FIXED-INCOME	50.92%	Fixed-Income	37.70%	• Bond Fund	35.92%
				• High-Yield Fund	0.89%
				• Bond Plus Fund	0.89%
		Short-Term Fixed-Income	6.67%	• Short-Term Bond Fund	6.67%

18     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	6.55%	• Inflation-Linked Bond Fund	6.55%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

TIAA-CREF Lifecycle Funds  ■  Prospectus     19

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

20     Prospectus  ■  TIAA-CREF Lifecycle Funds

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 5.69%.

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     21

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		1.48%		2.43%		4.33%
Return After Taxes on Distributions		0.69%		1.65%		3.44%
Return After Taxes on Distributions and Sale of
Fund Shares		1.10%		1.68%		3.27%
Institutional Class	1/17/07
Return Before Taxes		1.69%		2.68%*		4.50	%*
Premier Class	9/30/09
Return Before Taxes		1.58%		2.47%*		4.35	%*
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		7.84%		6.50%		5.49	%†
Lifecycle 2010 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		3.10%		2.78%		4.78	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2010 Fund Composite Index consisted of: 38.3% Barclays U.S. Aggregate Bond Index; 36.4% Russell 3000® Index; 12.1% MSCI EAFE + Emerging Markets Index; 6.6% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 6.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

22     Prospectus  ■  TIAA-CREF Lifecycle Funds

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     23

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2015 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

24     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.28%	0.03%	0.03%
Acquired Fund Fees and Expenses[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	0.85%	0.70%	0.55%
Waivers and Expense Reimbursements[3,4]	(0.18)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%	0.57%	0.42%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     25

	Retirement Class	Premier Class	Institutional Class
1 Year	$68	$58	$43
3 Years	$253	$211	$163
5 Years	$454	$377	$294
10 Years	$1,032	$858	$677

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015.

The Fund expects to allocate approximately 53.20% of its assets to equity Underlying Funds and 46.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 39.90%; International Equity: 13.30%; Fixed-Income: 36.40%; Short-Term Fixed-Income: 5.20%; and Inflation-Protected Assets: 5.20%.

26     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	55.85%	U.S. Equity	40.24%	• Large-Cap Growth Fund	7.47%
				• Enhanced Large-Cap Growth Index Fund	7.43%
				• Large-Cap Value Fund	7.41%
				• Enhanced Large-Cap Value Index Fund	7.41%
				• Growth & Income Fund	6.28%
				• Small-Cap Equity Fund	3.12%
				• Mid-Cap Value Fund	0.57%
				• Mid-Cap Growth Fund	0.55%
		International Equity	15.61%	• Enhanced International Equity Index Fund	5.26%
				• International Equity Fund	5.22%
				• Emerging Markets Equity Fund	3.70%
				• Global Natural Resources Fund	1.43%
FIXED-INCOME	44.15%	Fixed-Income	34.85%	• Bond Fund	31.69%
				• High-Yield Fund	1.59%
				• Bond Plus Fund	1.57%
		Short-Term Fixed-Income	4.69%	• Short-Term Bond Fund	4.69%

TIAA-CREF Lifecycle Funds  ■  Prospectus     27

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	4.61%	• Inflation-Linked Bond Fund	4.61%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

28     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

TIAA-CREF Lifecycle Funds  ■  Prospectus     29

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 6.13%.

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.

30     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		0.46%		1.83%		4.18%
Return After Taxes on Distributions		–0.54%		1.06%		3.30%
Return After Taxes on Distributions and Sale of
Fund Shares		0.83%		1.22%		3.18%
Institutional Class	1/17/07
Return Before Taxes		0.74%		2.10%*		4.37	%*
Premier Class	9/30/09
Return Before Taxes		0.65%		1.89%*		4.22	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–0.01%		4.34	%†
Lifecycle 2015 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		2.33%		2.15%		4.62	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2015 Fund Composite Index consisted of: 41.7% Russell 3000 Index; 35.2% Barclays U.S. Aggregate Bond Index; 13.9% MSCI EAFE + Emerging Markets Index; 4.6% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 4.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     31

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2020 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     33

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.28%	0.03%	0.03%
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	0.87%	0.72%	0.57%
Waivers and Expense Reimbursements[3,4]	(0.18)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%	0.59%	0.44%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

34     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$70	$60	$45
3 Years	$260	$217	$170
5 Years	$465	$388	$305
10 Years	$1,056	$882	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020.

The Fund expects to allocate approximately 61.20% of its assets to equity Underlying Funds and 38.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 45.90%; International Equity: 15.30%; Fixed-Income: 32.40%; Short-Term Fixed-Income: 3.20%; and Inflation-Protected Assets: 3.20%.

TIAA-CREF Lifecycle Funds  ■  Prospectus     35

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	63.72%	U.S. Equity	45.92%	• Large-Cap Growth Fund	8.55%
				• Enhanced Large-Cap Growth Index Fund	8.49%
				• Large-Cap Value Fund	8.44%
				• Enhanced Large-Cap Value Index Fund	8.44%
				• Growth & Income Fund	7.16%
				• Small-Cap Equity Fund	3.56%
				• Mid-Cap Value Fund	0.65%
				• Mid-Cap Growth Fund	0.63%
		International Equity	17.80%	• Enhanced International Equity Index Fund	6.00%
				• International Equity Fund	5.95%
				• Emerging Markets Equity Fund	4.23%
				• Global Natural Resources Fund	1.62%
FIXED-INCOME	36.28%	Fixed-Income	30.87%	• Bond Fund	25.17%
				• Bond Plus Fund	3.14%
				• High-Yield Fund	2.56%
		Short-Term Fixed-Income	2.73%	• Short-Term Bond Fund	2.73%

36     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	2.68%	• Inflation-Linked Bond Fund	2.68%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

TIAA-CREF Lifecycle Funds  ■  Prospectus     37

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

38     Prospectus  ■  TIAA-CREF Lifecycle Funds

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 6.50%.

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     39

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		–0.52%		1.07%		3.87%
Return After Taxes on Distributions		–1.40%		0.38%		3.04%
Return After Taxes on Distributions and Sale of
Fund Shares		0.14%		0.62%		2.95%
Institutional Class	1/17/07
Return Before Taxes		–0.29%		1.31%*		4.04	%*
Premier Class	9/30/09
Return Before Taxes		–0.49%		1.12%*		3.90	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–0.01%		4.34	%†
Lifecycle 2020 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		1.47%		1.43%		4.32	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2020 Fund Composite Index consisted of: 47.7% Russell 3000 Index; 31.2% Barclays U.S. Aggregate Bond Index; 15.9% MSCI EAFE + Emerging Markets Index; 2.6% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 2.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

40     Prospectus  ■  TIAA-CREF Lifecycle Funds

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     41

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2025 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

42     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.28%	0.03%	0.03%
Acquired Fund Fees and Expenses[2]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	0.89%	0.74%	0.59%
Waivers and Expense Reimbursements[3,4]	(0.18)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%	0.61%	0.46%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     43

	Retirement Class	Premier Class	Institutional Class
1 Year	$73	$62	$47
3 Years	$266	$223	$176
5 Years	$475	$399	$316
10 Years	$1,080	$906	$725

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025.

The Fund expects to allocate approximately 69.20% of its assets to equity Underlying Funds and 30.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 51.90%; International Equity: 17.30%; Fixed-Income: 28.40%; Short-Term Fixed-Income: 1.20%; and Inflation-Protected Assets: 1.20%.

44     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	71.52%	U.S. Equity	51.55%	• Large-Cap Growth Fund	9.59%
				• Enhanced Large-Cap Growth Index Fund	9.52%
				• Large-Cap Value Fund	9.49%
				• Enhanced Large-Cap Value Index Fund	9.48%
				• Growth & Income Fund	8.03%
				• Small-Cap Equity Fund	4.00%
				• Mid-Cap Value Fund	0.73%
				• Mid-Cap Growth Fund	0.71%
		International Equity	19.97%	• Enhanced International Equity Index Fund	6.73%
				• International Equity Fund	6.68%
				• Emerging Markets Equity Fund	4.74%
				• Global Natural Resources Fund	1.82%
FIXED-INCOME	28.48%	Fixed-Income	26.94%	• Bond Fund	18.32%
				• Bond Plus Fund	5.08%
				• High-Yield Fund	3.54%
		Short-Term Fixed-Income	0.78%	• Short-Term Bond Fund	0.78%

TIAA-CREF Lifecycle Funds  ■  Prospectus     45

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	0.76%	• Inflation-Linked Bond Fund	0.76%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

46     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

TIAA-CREF Lifecycle Funds  ■  Prospectus     47

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 6.92%.

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.

48     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		–1.56%		0.37%		3.57%
Return After Taxes on Distributions		–2.34%		–0.24%		2.78%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.55%		0.07%		2.71%
Institutional Class	1/17/07
Return Before Taxes		–1.29%		0.62%*		3.74	%*
Premier Class	9/30/09
Return Before Taxes		–1.51%		0.38%*		3.57	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–0.01%		4.34	%†
Lifecycle 2025 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		0.60%		0.72%		4.01	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2025 Fund Composite Index consisted of: 53.7% Russell 3000 Index; 27.2% Barclays U.S. Aggregate Bond Index; 17.9% MSCI EAFE + Emerging Markets Index; 0.6% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 0.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     49

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2030 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     51

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.28%	0.03%	0.03%
Acquired Fund Fees and Expenses[2]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.90%	0.75%	0.60%
Waivers and Expense Reimbursements[3,4]	(0.18)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%	0.62%	0.47%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

52     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$74	$63	$48
3 Years	$269	$227	$179
5 Years	$481	$404	$322
10 Years	$1,091	$918	$738

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund expects to allocate approximately 77.20% of its assets to equity Underlying Funds and 22.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 57.90%; International Equity: 19.30%; Fixed-Income: 22.80%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

TIAA-CREF Lifecycle Funds  ■  Prospectus     53

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	79.34%	U.S. Equity	57.19%	• Large-Cap Growth Fund	10.63%
				• Enhanced Large-Cap Growth Index Fund	10.56%
				• Large-Cap Value Fund	10.53%
				• Enhanced Large-Cap Value Index Fund	10.52%
				• Growth & Income Fund	8.91%
				• Small-Cap Equity Fund	4.44%
				• Mid-Cap Value Fund	0.81%
				• Mid-Cap Growth Fund	0.79%
		International Equity	22.15%	• Enhanced International Equity Index Fund	7.46%
				• International Equity Fund	7.41%
				• Emerging Markets Equity Fund	5.26%
				• Global Natural Resources Fund	2.02%
FIXED-INCOME	20.66%	Fixed-Income	20.66%	• Bond Fund	10.90%
				• Bond Plus Fund	5.85%
				• High-Yield Fund	3.91%

Total	100.00%	100.00%	100.00%

54     Prospectus  ■  TIAA-CREF Lifecycle Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Funds  ■  Prospectus     55

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

56     Prospectus  ■  TIAA-CREF Lifecycle Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.36%.

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     57

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		–2.61%		–0.40%		3.17%
Return After Taxes on Distributions		–3.27%		–0.96%		2.44%
Return After Taxes on Distributions and Sale of
Fund Shares		–1.29%		–0.55%		2.41%
Institutional Class	1/17/07
Return Before Taxes		–2.32%		–0.14%*		3.36	%*
Premier Class	9/30/09
Return Before Taxes		–2.43%		–0.36%*		3.21	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–0.01%		4.34	%†
Lifecycle 2030 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.28%		0.00%		3.70	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2030 Fund Composite Index consisted of: 59.7% Russell 3000 Index; 19.9% MSCI EAFE + Emerging Markets Index; and 20.4% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

58     Prospectus  ■  TIAA-CREF Lifecycle Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     59

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2035 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

60     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.28%	0.03%	0.03%
Acquired Fund Fees and Expenses[2]	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	0.91%	0.76%	0.61%
Waivers and Expense Reimbursements[3,4]	(0.18)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%	0.63%	0.48%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     61

	Retirement Class	Premier Class	Institutional Class
1 Year	$75	$64	$49
3 Years	$272	$230	$182
5 Years	$486	$410	$327
10 Years	$1,103	$930	$750

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035.

The Fund expects to allocate approximately 85.20% of its assets to equity Underlying Funds and 14.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually becomes more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 63.90%; International Equity: 21.30%; Fixed-Income: 14.80%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

62     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	87.13%	U.S. Equity	62.83%	• Large-Cap Growth Fund	11.67%
				• Enhanced Large-Cap Growth Index Fund	11.59%
				• Large-Cap Value Fund	11.58%
				• Enhanced Large-Cap Value Index Fund	11.58%
				• Growth & Income Fund	9.79%
				• Small-Cap Equity Fund	4.87%
				• Mid-Cap Value Fund	0.89%
				• Mid-Cap Growth Fund	0.86%
		International Equity	24.30%	• Enhanced International Equity Index Fund	8.18%
				• International Equity Fund	8.13%
				• Emerging Markets Equity Fund	5.77%
				• Global Natural Resources Fund	2.22%
FIXED-INCOME	12.87%	Fixed-Income	12.87%	• Bond Plus Fund	5.84%
				• High-Yield Fund	3.91%
				• Bond Fund	3.12%

Total	100.00%	100.00%	100.00%

TIAA-CREF Lifecycle Funds  ■  Prospectus     63

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

64     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

TIAA-CREF Lifecycle Funds  ■  Prospectus     65

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.57%.

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.

66     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		–3.55%		–0.70%		3.15%
Return After Taxes on Distributions		–4.12%		–1.22%		2.43%
Return After Taxes on Distributions and Sale of
Fund Shares		–1.89%		–0.77%		2.41%
Institutional Class	1/17/07
Return Before Taxes		–3.37%		–0.47%*		3.32	%*
Premier Class	9/30/09
Return Before Taxes		–3.58%		–0.66%*		3.18	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–0.01%		4.34	%†
Lifecycle 2035 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.17%		–0.32%		3.67	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2035 Fund Composite Index consisted of: 65.7% Russell 3000 Index; 21.9% MSCI EAFE + Emerging Markets Index; and 12.4% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Funds  ■  Prospectus     67

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

68     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2040 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     69

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.28%	0.03%	0.03%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	0.92%	0.77%	0.62%
Waivers and Expense Reimbursements[3,4]	(0.18)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%	0.64%	0.49%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

70     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$76	$65	$50
3 Years	$275	$233	$185
5 Years	$492	$415	$333
10 Years	$1,115	$942	$762

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

TIAA-CREF Lifecycle Funds  ■  Prospectus     71

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.25%	U.S. Equity	65.10%	• Large-Cap Growth Fund	12.07%
				• Large-Cap Value Fund	12.02%
				• Enhanced Large-Cap Value Index Fund	12.02%
				• Enhanced Large-Cap Growth Index Fund	11.99%
				• Growth & Income Fund	10.15%
				• Small-Cap Equity Fund	5.03%
				• Mid-Cap Value Fund	0.93%
				• Mid-Cap Growth Fund	0.89%
		International Equity	25.15%	• Enhanced International Equity Index Fund	8.47%
				• International Equity Fund	8.42%
				• Emerging Markets Equity Fund	5.97%
				• Global Natural Resources Fund	2.29%
FIXED-INCOME	9.75%	Fixed-Income	9.75%	• Bond Plus Fund	5.84%
				• High-Yield Fund	3.91%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the

72     Prospectus  ■  TIAA-CREF Lifecycle Funds

different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Funds  ■  Prospectus     73

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

74     Prospectus  ■  TIAA-CREF Lifecycle Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.75%.

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     75

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		–3.87%		–0.61%		3.41%
Return After Taxes on Distributions		–4.44%		–1.11%		2.69%
Return After Taxes on Distributions and Sale of
Fund Shares		–2.07%		–0.69%		2.64%
Institutional Class	1/17/07
Return Before Taxes		–3.58%		–0.35%*		3.60	%*
Premier Class	9/30/09
Return Before Taxes		–3.68%		–0.55%*		3.45	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–0.01%		4.34	%†
Lifecycle 2040 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.39%		–0.30%		3.88	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

76     Prospectus  ■  TIAA-CREF Lifecycle Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     77

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2045 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

78     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.33%	0.07%	0.07%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	0.97%	0.81%	0.66%
Waivers and Expense Reimbursements[3,4]	(0.23)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%	0.64%	0.49%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     79

	Retirement Class	Premier Class	Institutional Class
1 Year	$76	$65	$50
3 Years	$286	$242	$194
5 Years	$514	$433	$351
10 Years	$1,169	$986	$806

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

80     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.24%	U.S. Equity	65.16%	• Large-Cap Value Fund	12.13%
				• Enhanced Large-Cap Value Index Fund	12.13%
				• Large-Cap Growth Fund	11.97%
				• Enhanced Large-Cap Growth Index Fund	11.92%
				• Growth & Income Fund	10.19%
				• Small-Cap Equity Fund	4.99%
				• Mid-Cap Value Fund	0.94%
				• Mid-Cap Growth Fund	0.89%
		International Equity	25.08%	• Enhanced International Equity Index Fund	8.43%
				• International Equity Fund	8.43%
				• Emerging Markets Equity Fund	5.94%
				• Global Natural Resources Fund	2.28%
FIXED-INCOME	9.76%	Fixed-Income	9.76%	• Bond Plus Fund	5.85%
				• High-Yield Fund	3.91%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the

TIAA-CREF Lifecycle Funds  ■  Prospectus     81

different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

82     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

TIAA-CREF Lifecycle Funds  ■  Prospectus     83

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.68%.

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.

84     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	11/30/07		$
Return Before Taxes		–3.88%		–3.48%
Return After Taxes on Distributions		–4.32%		–4.05%
Return After Taxes on Distributions and Sale of
Fund Shares		–2.27%		–3.16%
Institutional Class	11/30/07
Return Before Taxes		–3.63%		–3.24%
Premier Class	9/30/09
Return Before Taxes		–3.72%		–3.40%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–1.38%†
Lifecycle 2045 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.39%		–2.09%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

TIAA-CREF Lifecycle Funds  ■  Prospectus     85

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

86     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2050 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     87

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.37%	0.11%	0.11%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.01%	0.85%	0.70%
Waivers and Expense Reimbursements[3,4]	(0.27)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%	0.64%	0.49%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

88     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$76	$65	$50
3 Years	$295	$250	$203
5 Years	$532	$451	$369
10 Years	$1,212	$1,030	$851

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

TIAA-CREF Lifecycle Funds  ■  Prospectus     89

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.24%	U.S. Equity	65.14%	• Large-Cap Value Fund	12.14%
				• Enhanced Large-Cap Value Index Fund	12.13%
				• Large-Cap Growth Fund	11.94%
				• Enhanced Large-Cap Growth Index Fund	11.92%
				• Growth & Income Fund	10.19%
				• Small-Cap Equity Fund	4.99%
				• Mid-Cap Value Fund	0.95%
				• Mid-Cap Growth Fund	0.88%
		International Equity	25.10%	• Enhanced International Equity Index Fund	8.44%
				• International Equity Fund	8.43%
				• Emerging Markets Equity Fund	5.94%
				• Global Natural Resources Fund	2.29%
FIXED-INCOME	9.76%	Fixed-Income	9.76%	• Bond Plus Fund	5.85%
				• High-Yield Fund	3.91%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the

90     Prospectus  ■  TIAA-CREF Lifecycle Funds

different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Funds  ■  Prospectus     91

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

92     Prospectus  ■  TIAA-CREF Lifecycle Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.71%.

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     93

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	11/30/07		$
Return Before Taxes		–3.80%		–3.53%
Return After Taxes on Distributions		–4.23%		–4.11%
Return After Taxes on Distributions and Sale of
Fund Shares		–2.21%		–3.20%
Institutional Class	11/30/07
Return Before Taxes		–3.56%		–3.28%
Premier Class	9/30/09
Return Before Taxes		–3.65%		–3.48%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–1.38%†
Lifecycle 2050 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.39%		–2.09%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

94     Prospectus  ■  TIAA-CREF Lifecycle Funds

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     95

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2055 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

96     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.92%	0.67%	1.02%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.56%	1.41%	1.61%
Waivers and Expense Reimbursements[3,4]	(0.82)%	(0.77)%	(1.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%	0.64%	0.49%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     97

	Retirement Class	Premier Class	Institutional Class
1 Year	$76	$65	$50
3 Years	$412	$370	$398
5 Years	$772	$698	$770
10 Years	$1,787	$1,624	$1,816

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

98     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.25%	U.S. Equity	65.21%	• Large-Cap Value Fund	12.17%
				• Enhanced Large-Cap Value Index Fund	12.16%
				• Large-Cap Growth Fund	11.94%
				• Enhanced Large-Cap Growth Index Fund	11.93%
				• Growth & Income Fund	10.22%
				• Small-Cap Equity Fund	4.98%
				• Mid-Cap Value Fund	0.95%
				• Mid-Cap Growth Fund	0.86%
		International Equity	25.04%	• International Equity Fund	8.45%
				• Enhanced International Equity Index Fund	8.40%
				• Emerging Markets Equity Fund	5.92%
				• Global Natural Resources Fund	2.27%
FIXED-INCOME	9.75%	Fixed-Income	9.75%	• Bond Plus Fund	5.84%
				• High-Yield Fund	3.91%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the

TIAA-CREF Lifecycle Funds  ■  Prospectus     99

different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

100     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Funds  ■  Prospectus     101

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other

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investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

The Lifecycle Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

MORE ABOUT THE FUNDS’ STRATEGY

General Information About the Funds

This Prospectus describes the shares of 11 Lifecycle Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the SAI are fundamental and may only be changed with shareholder approval. Each

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Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment Glidepath and Target Allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, effective June 30, 2012, how the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes and each Fund’s current position on the glidepath. The Lifecycle Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ Investment Glidepath

Future Potential Investments

A portion of each Fund may be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received the necessary exemptive relief from the SEC.

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Rebalancing and Tactical Allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation and investor sentiment. As well, the views and insights of the portfolio managers of the Underlying Funds are considered. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying Funds to handle additional purchases and redemptions and works with the Underlying Fund portfolio managers to minimize disruptions related to cash flow.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ COMPOSITE BENCHMARK INDICES

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s target allocations.

The five market sectors and the related benchmark indices for the Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI EAFE® + EM Index); Fixed-Income (Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Barclays 1-5 Year U.S. Government/Credit Index) and Inflation-Protected Assets (Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series–L)).

During periods up to February 1, 2010, each Fund’s Composite Index had four market sector index components: U.S. Equity, International Equity, Fixed Income (which includes Inflation-Protected Assets) and Short-Term Fixed Income. The performance of each Fund’s Composite Index shown in the “Average Annual Return” table in each Fund’s Summary reflects these four market sector indices. During periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

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In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index replaced the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2012 the market capitalization of companies in the Russell 3000® Index ranged from $53 million to $546.1 billion, with a mean market capitalization of $90.5 billion and a median market capitalization of $972 million. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE® + EM Index (International Equity)

The MSCI EAFE® + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the Far East) and in 21 MSCI emerging countries. The MSCI EAFE® + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume, significant owners and other factors.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE® + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 7,819 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must be dollar denominated,

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have a minimum maturity of one year and a minimum par amount outstanding of $250 million, and the securities must be rated investment-grade or higher by at least two of the following ratings agencies: Moody’s, S&P and Fitch.

Barclays 1-5 Year U.S. Government/Credit Index (Short-Term Fixed-Income)

The Barclays 1-5 Year U.S. Government/Credit Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for all Urban Consumers (“CPI-U”). To be selected for inclusion in the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional Information on Principal Investment Risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Trust at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

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Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Global Natural Resources Fund

Seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

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Fund	Investment Objective and Strategies/Benchmark
Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations, that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

Bond Fund

Seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income consistent with preserving capital. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

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Fund	Investment Objective and Strategies/Benchmark
High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund Report AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income consistent with preservation of capital by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Barclays 1-5 Year U.S. Government/Credit Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUNDS AND UNDERLYING FUNDS

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities. Each Fund is subject to asset allocation risk, fund of funds risk, active management risk and underlying funds risk, which includes the risks of equity securities, fixed-income securities, and other investments in proportion to the allocation of Fund assets among Underlying Funds. Because certain Underlying Funds use derivatives to a limited degree, the Funds have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset Allocation Risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to

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lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds Risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity Securities Risks

Each Fund may gain exposure to some degree, depending on where it is on the investment glidepath, to equity securities through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Fund holds may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of

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unusual volatility or turmoil in the financial markets, the Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or overpriced) when acquired and therefore do not perform as anticipated.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, the Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of medium-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain

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business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies are sometimes greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of small-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies are sometimes greater than those of more widely traded securities.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

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• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Enhanced Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an Enhanced Index Fund to actually underperform its respective index.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.

Fixed-Income Securities

Each Fund may gain exposure to some degree, depending on where it is on the investment glidepath, to fixed-income securities, through certain Underlying Funds. Each Fund, through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing the Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such non-investment grade securities may also be referred to as “high-yield” or “junk bonds”) because their issuers are typically in weaker financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income securities are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell than more highly rated securities.

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• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which the Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for the Fund to properly value such investments. In addition, the Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, the Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, the Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on fixed-income investments tend to decrease, which could adversely affect the Fund’s income. Conversely, when prevailing interest rates increase, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to decline. Depending on the timing of the purchase of a fixed-income investment and the price paid for it, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities.

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For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

Active Management Risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of Funds Risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and in equity and fixed-income securities investments that are discussed elsewhere in the Fund’s Prospectus and in the Fund’s SAI.

ADDITIONAL INFORMATION ON PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF UNDERLYING FUNDS

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the International Equity Fund, the Global Natural Resources Fund, the Enhanced International Equity Index Fund, and the Emerging Markets Equity Fund (collectively, the “Equity Funds”)—may also

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invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Equity Fund also may buy and sell (1) put and call options on securities of the types each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. The Equity Funds may use such options and futures contracts for hedging, cash management and increasing total return. Futures contracts permit an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency risk, the Equity Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Funds may also invest in ETFs, as well as exchange-traded notes (“ETNs”), for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Funds invest in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), they will bear a proportionate share of expenses charged by these pools or products to their investors. An ETF may trade at a premium or discount to NAV.

The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference (“CFD”), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the Inflation-Linked Bond, the High-Yield Fund and the Short-Term Bond Fund (collectively, “the Fixed-

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Income Funds”)—may make certain other investments, but not as principal strategies. For example, Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives Risk

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. A derivative may involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps and other types of derivative instruments may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of the Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Underlying Fund does not own.

Investments for Temporary Defensive Purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

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PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

PORTFOLIO TURNOVER

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Funds and, ultimately, by shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

SHARE CLASSES

Each Fund offers Retirement, Premier and Institutional Class shares in this Prospectus. The Lifecycle Retirement Income Fund also offers Retail Class shares. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

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MANAGEMENT OF THE FUNDS

THE FUNDS’ INVESTMENT ADVISER

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2012, Advisors and TCIM together had approximately $236 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table on Fees and Expenses in the Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision, furnishing an investment program for the Funds, determining which securities or other investments to purchase, sell or exchange and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

INVESTMENT MANAGEMENT FEES

Under the terms of the Management Agreement, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors has contractually agreed to waive this management fee on each Fund. This

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waiver will remain in effect until September 30, 2013 unless changed with approval of the Board of Trustees. Due to these waivers, Advisors received no management fees from the Lifecycle Funds during the fiscal periods ended September 30, 2010, May 31, 2011 and May 31, 2012. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Funds. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the each Fund’s Management Agreement is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2012. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area(s) applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

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Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
LIFECYCLE FUNDS
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director, oversight of equity research analysis team for U.S. market segments)	2006	1992	2006
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight responsibility for all quantitative equity strategies, equity index funds and asset allocation funds)	1996	1988	2006

The Funds’ SAI provides additional disclosure about the compensation structure for each of the Fund’s portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

OTHER SERVICES

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “other expenses” in the Fees and Expenses section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

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DISTRIBUTION AND SERVICES ARRANGEMENTS

ALL CLASSES

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker/dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to sell shares of the Funds. For Premier Class and Retail Class shares, TPIS may utilize some or all of the 12b-1 fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for services in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares, respectively. In addition TPIS, Services or Advisors may pay intermediaries out of its own assets to support the distribution and/or servicing of Funds’ shares. Payments to intermediaries may include payments to certain third-party broker/dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms, as well as to provide transaction processing or administrative services.

RETAIL CLASS

The Retirement Income Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares that allows the Fund to reimburse TPIS and other entities for expenses related to the sale, promotion and/or servicing of Retail Class shares.

Under the plan, the Fund may reimburse TPIS up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related expenses as well as shareholder services, and TPIS may, in turn, pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of the Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Fund.

More information about the Funds’ distribution and services arrangements for Retail Class shares appears in the Funds’ SAI.

RETIREMENT CLASS

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares that allows each Fund to reimburse TPIS and other entities for expenses related to the sale and promotion of Retirement Class shares and providing ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may reimburse TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as

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shareholder services. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds. TPIS has contractually agreed not to seek any reimbursements from the Funds under the Distribution Plan through at least September 30, 2013. This agreement may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

PREMIER CLASS

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which each Fund pays TPIS an annual fee to compensate TPIS for TPIS’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, each Fund pays TPIS at the annual rate of 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution, promotional and shareholder account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

INSTITUTIONAL CLASS

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

CALCULATING SHARE PRICE

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Unaffiliated Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of

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the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds of the Trust (other than for the Money Market Fund), such Underlying Funds generally use market quotations or values obtained from independent pricing services to value such assets. Fixed-income securities with remaining maturities of 60 days or less that are held by the Underlying Funds of the Trust are generally valued using their amortized cost. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected

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Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The values of any securities of Unaffiliated Underlying Funds held by a Fund are based on the market value of the securities. The Funds use fair value pricing to value these securities under the same circumstances that the Underlying Funds of the Trust use fair value pricing to value their portfolio securities, as described above. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Money market instruments (other than those held by a money market Underlying Fund) with maturities of more than 60 days are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by the Fund and capital gains realized from the sale of investments. Each Fund plans to pay dividends on an annual basis (except for the Retirement Income Fund, which plans to pay dividends on a quarterly basis). Each Fund intends to pay net capital gains, if any, annually.

Dividends and capital gain distributions paid to Premier Class and Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional same class shares of the particular Fund. All other Premier and Retirement Class shareholders, as well as Institutional and Retail Class shareholders, may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

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5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On each Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

TAXES

As with any investment, you should consider how your investment in any Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”). Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 0% to individual investors who are in the 10% or 15% tax bracket). These rates are currently scheduled to apply through 2012. Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the

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shareholder from treating any portion of a dividend as “qualified dividend income.” The favorable treatment of qualified dividends is currently scheduled to expire after 2012. Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first in/first out (FIFO), or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

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Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

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YOUR ACCOUNT: PURCHASING, REDEEMING
OR EXCHANGING SHARES

RETAIL CLASS

Eligibility – Retail Class

Types of Accounts

Retail Class shares are available for purchase in the following types of accounts:

• Individual accounts (for one person) or Joint accounts (more than one person) including Transfer on Death (TOD) accounts (see below for more details).

• Financial advisor accounts.

• Trust accounts (other than foreign trust accounts).

• Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

• Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

• Coverdell Education Savings Accounts (“Coverdell” accounts, formerly Education IRAs). These accounts let you shelter investment income from federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

• Corporate and Institutional accounts.

• Omnibus accounts held by financial intermediaries, platforms, programs, plans and other similar entities (collectively, “financial intermediaries”) on behalf of other investors.

• Registered and unregistered investment company accounts.

• Other accounts, entities and categories of shareholders as may be approved by the Funds from time to time.

The Funds will only accept accounts with a U.S. address of record; the Funds will not accept accounts with a foreign address of record. Additionally, the Funds will not accept a P.O. Box as the address of record.

For more information about opening an IRA or corporate or institutional account, please call the Funds at 800 223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

Purchasing Shares – Retail Class

How to Open an Account and Make Subsequent Investments

To open an account, send the Funds a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the application, call one of the Funds’ consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org. If you intend to hold your shares indirectly through a financial intermediary,

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please contact the intermediary about initiating purchases of Fund shares or making additional purchases.

The minimum initial investment for Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for all other accounts, including custodial (UGMA/UTMA) accounts is $2,500 per Fund account.

Subsequent investments for all account types must be at least $100 per Fund account. Financial intermediaries may enforce their own minimum initial and subsequent investment minimums. The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts. The Funds will not accept third-party checks. (Any check not made payable directly to TIAA-CREF Funds-Retail Class will be considered a third-party check). The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent). Financial intermediaries may have their own independent good order and eligibility requirements. (See below.)

To Open An Account On-Line: Please visit the Funds’ Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, or custodian (UGMA or UTMA) account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

To Open An Account By Mail: Send your check, made payable to TIAA-CREF Funds—Retail Class, and application to:

First Class Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

Once submitted, your transaction cannot be modified or canceled.

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To Open An Account By Wire: Send a completed and signed application by mail, then call the Funds to confirm that your account has been established. Instruct your bank to wire money to:

 State Street Bank and Trust Company

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99052771

Specify on the wire:

• The TIAA-CREF Funds—Retail Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund and amount to be invested.

You can purchase additional shares in any of the following ways:

By Mail: Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper to give us your name, address, Fund account number, the Fund you want to invest in and the amount to be invested in the Funds.

By Automatic Investment Plan (AIP): You can make subsequent investments automatically by electing to utilize the Automatic Investment Plan on your initial application or later upon request. By electing this option you authorize the Funds to take regular, automatic withdrawals from your bank account.

To begin this service, send the Funds a voided checking or savings account investment slip. It will take the Funds up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after the Funds receive your request.

By Telephone: Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds over the telephone. There is a $100,000 limit on these purchases. Telephone requests cannot be modified or canceled.

All shareholders automatically have the right to buy shares by telephone provided bank account information and a voided check were provided at the time the account was established. If you do not want the telephone purchase

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option, you can indicate this on the application or call the Funds at 800 223-1200 anytime after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from the Funds’ website.

Over the Internet: With TIAA-CREF’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Wire: To buy additional shares by wire, follow the instructions above for opening an account by wire (please note that there is no need to forward another account application once the account has been established and you are making a subsequent investment).

Note that if you hold Fund shares through a financial intermediary, you must contact the intermediary to purchase additional shares.

Points to Remember for All Purchases

• Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” (see below) and the money you sent will be returned to you.

• The Funds reserve the right to reject any application, investment or purchase request. There may be circumstances when a Fund will not accept new investments without prior notice to shareholders.

• Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below).

• If you hold your shares through a financial intermediary, it may charge you additional fees. Contact your financial intermediary to find out if it imposes any other conditions, such as a higher minimum investment requirement, on your transactions.

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to tax consequences on such a redemption. If you are already a

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shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar day hold on all purchases by check, or through electronic funds transfer.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit a shareholder to purchase Retail Class shares of a Fund with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund's investment policies and restrictions. If the Fund accepts the securities, the shareholder’s account will be credited with Retail Class shares equal in net asset value to the market value of the securities received. Shareholders who are investing through a financial intermediary or plan who are interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact the Funds directly.

Redeeming Shares – Retail Class

You can redeem (sell) your Retail Class shares on any business day. If you hold your Fund shares through a financial intermediary, please contact the intermediary to sell your shares. Your intermediary may have different requirements and restrictions on redemptions than the Funds.

Usually, the Funds send your redemption proceeds to you on the next business day after the Funds receive your request, but not later than seven days afterwards, assuming the request is received in good order by the Funds’ transfer agent (or other authorized Fund agent) (see below). If a redemption of

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shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take up to 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

The Funds send redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, the Funds generally will require a letter of instruction with a Medallion Signature Guarantee for each account holder (see below). The Funds can send your redemption proceeds by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read “Points to Remember When Redeeming,” below.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

You Can Redeem Shares In Any Of The Following Ways:

By Mail: Send your written request to either of the addresses listed in the “How to Open an Account and Make Subsequent Investments” section. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

Over the Internet: With TIAA-CREF’s Web Center, you can redeem shares over the Internet. There is a $100,000 limit on these redemptions. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Telephone: Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

All shareholders with telephone redemption option automatically receive the Internet redemption option. If you do not want to be able to redeem by telephone or Internet, indicate this on your application or call the Funds anytime after opening your account. Telephone or Internet redemptions are not available for IRA accounts.

By Systematic Redemption Plan: You can elect this feature only from accounts with balances of at least $5,000. The applicable Fund will

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automatically redeem shares each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) and provide you with a check or electronic transfer to your bank. You must specify the dollar amount of the redemption.

If you want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change.

The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling the Funds. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after the Funds receive your instructions.

Points To Remember When Redeeming:

• The Funds cannot accept redemption requests specifying a certain price or date; these requests will be deemed to be not in “good order” (see below) and will be returned.

• If you request a redemption by telephone or by Internet within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send the Funds your request in writing with a Medallion Signature Guarantee of all owners exactly as registered on the account.

• If a redemption of shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take up to 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, a shareholder redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures

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with securities from the Fund’s portfolio which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The shareholder receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retail Class

Investors holding Retail Class shares are accorded certain exchange privileges involving their Retail Class shares of the Fund. For purposes of making an exchange involving Retail Class shares, an “exchange” means:

• a sale (redemption) of Retail Class shares of the Fund and the use of the proceeds to purchase Retail Class shares of another fund or series of the Trust.

In each case, these exchanges may be made on any business day, subject to the exchange privilege limitations described below and in the section below entitled “Market Timing/Excessive Trading Policy.” The minimum investment amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange into a fund in which you already own shares must be at least $50. An exchange to a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

Exchanges between funds can be made only if the accounts are registered identically in the same name(s), address and Social Security number or taxpayer identification number.

If you hold your shares through a financial intermediary, please contact the intermediary to exchange Fund shares. Please note that financial intermediaries may have their own limitations, restrictions or fees on exchange requests.

You Can Make Exchanges In Any Of The Following Ways:

By Mail: Send a letter of instruction to either of the addresses in the “How to Open an Account and Make Subsequent Investments” section. The letter must include your name, address, and the funds and accounts you want to exchange between.

By Telephone: Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

Over the Internet: You can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at
www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

By Systematic Exchange: You can elect this feature only if the balance of the Fund account from which you are transferring shares is at least $5,000. The

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Funds automatically redeem Retail Class shares from the Funds and purchase Retail Class shares in another fund or series of the Trust each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the funds involved in the exchange. An exchange into a fund in which you already own shares must be for at least $50, and an exchange into a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

If you want to set up a systematic exchange, you can contact the Funds and they will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the Funds. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within 5 days after the Funds receive your instructions.

Points To Remember When Exchanging:

• Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the funds into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

• The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. A Fund may do this, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market timing activity.

• An exchange is considered a sale of securities, and therefore is taxable.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

RETIREMENT CLASS

Eligibility – Retirement Class

Retirement Class shares of the Funds are (or may be made) available by or through:

• accounts established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k)

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and Keogh plans), 403(b)(7) or 457 of the Code, that are sponsored or administered by TIAA-CREF.

• certain custody accounts sponsored or administered by TIAA-CREF that are established by individuals as IRAs pursuant to section 408 of the Code.

• certain intermediaries who have entered into a contract or arrangement with the Funds, or their investment adviser or distributor that enables them to purchase shares on behalf of their clients.

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor for Retirement Class

Collectively, intermediaries that are unaffiliated with TIAA-CREF and/or that do not provide custodial services to plans administered by TIAA-CREF, but that have contracted with the Trust or its affiliates to offer Retirement Class shares of the Funds are referred to as “Eligible Investors” in the rest of this “Retirement Class” section of this Prospectus.

Purchasing Shares – Retirement Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Retirement Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Retirement Class shares of the Funds by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Retirement Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Retirement Class shares of the Funds by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

The Funds impose no minimum investment requirement for Retirement Class shares. The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds

TIAA-CREF Lifecycle Funds  ■  Prospectus     139

will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

Each Fund has the right to reject your custody application and to refuse to sell additional Retirement Class shares of the Fund to any investor for any reason. The Funds treat all orders to purchase Retirement Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). Each Fund may suspend or terminate the offering of Retirement Class shares to your employer’s plan.

Allocating Retirement Contributions to the Fund—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Opening an IRA or Keogh Account

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account and purchase Retirement Class shares for their account. For more information about opening an IRA, please call the Funds’ Telephone Counseling Center at 800 842-2888 or go to the TIAA-CREF Web Center at www.tiaa-cref.org. The Funds reserve the right to limit the ability of IRA and Keogh accounts to purchase the Retirement Class of certain Funds.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when a Fund will not accept new investments. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

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The Funds do not impose minimum investment requirements. However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Retirement Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Retirement Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds and amount per Fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Retirement Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

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• If you invest in the Retirement Class of a Fund through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Fund). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If any payment or transfer to a Fund is returned as “insufficient funds,” the Fund will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Retirement Class shares of a Fund with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

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Redeeming Shares – Retirement Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Retirement Class shares on any business day, subject to the terms of their employer’s plan, and Eligible Investors can redeem (sell) their Retirement Class shares on any business day. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Retirement Class shares of other funds or series of the Trust available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Funds’ transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Retirement Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take ten days. If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to ERISA or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be

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restricted; or (c) the SEC permits a delay for the protection of investors. If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Retirement Class shares at any time.

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, the Funds will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

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In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund's entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retirement Class

Exchanging Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Retirement Class shares of a Fund for Retirement Class shares of another fund available under the plan (including other funds or series of the Trust, if available). An “exchange” means:

• a sale of Retirement Class shares of the Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another fund for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of the Fund for your participant, IRA or Annuity account; or

• a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

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• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Retirement Class shares in a Fund for Retirement Class shares of any other fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor, like a plan or intermediary, should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

PREMIER CLASS

Eligibility – Premier Class

Premier Class shares of the Funds are available for purchase by or through

• certain intermediaries or entities affiliated with TIAA-CREF including

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• registered investment companies,

• state-sponsored tuition savings plans or healthcare saving accounts (“HSAs”),

• insurance company separate accounts advised by or affiliated with Advisors, or

• other affiliates of TIAA-CREF;

• other non-affiliated persons, entities or intermediaries including

• investment companies,

• state-sponsored tuition savings plans or prepaid plans or insurance company separate accounts,

• employer-sponsored employee benefit plans which have entered into a contract or arrangement that enables them to purchase shares of the Fund, or

• through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans; or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Each Fund reserves the right to determine in its sole discretion whether any person, intermediary, or entity is eligible to purchase Premier Class shares.

Definition of Eligible Investor for Premier Class

Collectively, all investors in the Funds, except for investors through an employer–sponsored employee benefit plan sponsored or administered by TIAA-CREF, are referred to as “Eligible Investors” in the rest of this “Premier Class” section of this Prospectus.

Account Minimums (Not Applicable At the Participant Level)

With respect to the categories of investors listed below, the aggregate plan sizes related to these investors must be at least $100 million:

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where such accounts are established on a plan-level or omnibus basis; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

With respect to the categories of investors listed below, in addition to the $100 million minimum aggregate plan size noted above, an initial minimum investment of $1 million with respect to each Fund is required:

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• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs whose clients pay asset-based fees to such entities for investment advisory, management or other services;

• Trust companies that are not sponsored by an affiliate of Advisors;

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Any unaffiliated individual retirement plan or group retirement plan, or those retirement plans not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity provides services to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons or entities that the Funds may approve from time to time.

Please note that the $100 million aggregate plan size and the initial minimum investment requirements noted above must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Premier Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the plan size or initial minimum investment requirements are not met in a reasonable period of time, or if the aggregate plan size falls below $100 million. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares.

Each Fund reserves the right to waive or modify eligibility requirements for the Premier Class at any time for any investor or financial intermediary.

Purchasing Shares – Premier Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Premier Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify

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TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Premier Class shares of a Fund by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Premier Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Premier Class shares of the Fund by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

No Minimum Investment Requirements are imposed at the Participant Level.

The Funds impose no minimum investment requirements for Premier Class shares on the participant level (however, see above for minimums on aggregate plan/account sizes). The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your application and to refuse to sell additional Premier Class shares to any investor for any reason. The Funds treat all orders to purchase Premier Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). Each Fund may suspend or terminate the offering of Premier Class shares to your employer’s plan.

Allocating Retirement Contributions to a Fund—For Participants Purchasing through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Premier Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

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• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

See above for certain minimum investment limits on purchases of the Funds by certain investors and certain aggregate minimum plan/account sizes. Additionally, investors purchasing Premier Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Premier Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

Opening an account or purchasing shares by wire—Eligible Investors:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Premier Class;

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• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Premier Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return the money you sent.

• If you invest in the Premier Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If the Funds do not receive good funds through wire transfer, they will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

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• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Premier Class shares of a Fund with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Premier Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Premier Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Premier Class shares on any business day, subject to the terms of their employer’s plan and Eligible Investors can redeem (sell) their Premier Class shares at any time. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Premier Class shares of other funds or series of the Trust available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Fund’s transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Premier Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a

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redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to ERISA or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Premier Class shares at any time.

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take up to 10 calendar days for your check to clear and for your shares to be available for redemption.

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The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Fund for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to other Fund shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of Fund assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Premier Class

Exchanging Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Premier Class shares of a Fund for Premier Class shares of another fund available under the plan (including other funds or series of the Trust, if available). An “exchange” means:

• a sale of Premier Class shares of a Fund held in your participant account and the use of the proceeds to purchase Premier Class shares of another Fund or other fund or series of the TIAA-CREF Funds for your account;

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• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Premier Class shares of a Fund for your participant or Annuity account; or

• a sale of Premier Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (available 24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Premier Class shares in a Fund for Premier Class shares of any other Fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

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The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor like a plan or intermediary should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

INSTITUTIONAL CLASS

Eligibility – Institutional Class

Institutional Class shares of the Funds are available for purchase by or through:

• certain intermediaries affiliated with TIAA-CREF, or

• other non-affiliated persons or intermediaries who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or other affiliates of TIAA-CREF, such as

• state-sponsored tuition savings plans or prepaid plans,

• insurance company separate accounts,

• employer-sponsored employee benefit plans,

• accounts established by employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals such as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans, or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor and Direct Purchaser

Collectively, investors that have contracted with the Trust or its affiliates to offer Institutional Class shares of the Fund and entities that are affiliated with the Trust, Advisors or TPIS are referred to as “Eligible Investors” in this “Institutional Class” section of this Prospectus.

Under certain circumstances, Institutional Class shares of the Fund may be offered directly to certain eligible individuals or institutions (each, a “Direct Purchaser”).

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Account Minimums—Certain Eligible Investors

No minimum initial investment is required to purchase Institutional Class shares of the Fund by or through the following categories of Eligible Investors:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs: (1) whose clients pay asset-based fees to such entities for investment advisory, management or other services; and (2) which are not compensated by the Funds for any services provided to clients who hold Fund shares through such entities;

• Trust companies, including both those affiliated with Advisors, such as TIAA-CREF Trust Company, FSB (the “Trust Company”) and other trust companies that are not affiliated with Advisors;

• Registered investment companies advised by or affiliated with Advisors, including funds of funds;

• State-sponsored tuition savings plans and healthcare savings accounts (“HSAs”) sponsored by Advisors or its affiliates;

• Insurance company separate accounts sponsored or administered by an insurance company that is affiliated with Advisors;

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where: (1) such accounts are established on a plan-level or omnibus basis; and (2) the plan, plan sponsor, any financial intermediary or any other entity is not compensated by the Funds for any services provided to investors who hold Fund shares through such entities; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

Account Minimums—Other Investors

With respect to the categories of investors listed below, a $2 million minimum initial investment amount for purchases of Institutional Class shares of the Funds is applicable:

• Individual or institutional investors, including financial institutions, corporations, partnerships, foundations, banks, trusts, endowments, government entities or other similar entities, that invest directly in a Fund (such Direct Purchasers will be subject to a $1,000 minimum subsequent investment requirement);

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• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent and which receive compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services;

• Any individual retirement plan or group retirement plan that is not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity receives compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons, accounts, entities and categories of shareholders as determined by the Fund from time to time.

Please note that the initial minimum investment requirement must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Institutional Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the initial minimum investment requirement is not met in a reasonable period of time. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors who do not hold their Institutional Class shares directly with the Funds may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares. Eligible Investors (like financial intermediaries or employee benefit plans) may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements.

Each Fund reserves the right to waive or modify eligibility requirements for the Institutional Class at any time for any investor or financial intermediary.

Purchasing Shares – Institutional Class

Eligible Investors and Direct Purchasers may invest directly in the Institutional Class shares of the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

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There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

As described above, the Funds impose minimum investment requirements for certain Eligible Investors and Direct Purchasers. However, Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire (Direct Purchasers and Eligible Investors):

Direct Purchasers should request an application from their Relationship Manager, who can help a Direct Purchaser complete the application or answer any questions that a Direct Purchaser may have about the application. A Direct Purchaser should send the Fund its application by mail, then call its Relationship Manager or the Fund directly to confirm that its account has been established. Or, the Direct Purchaser may forward its application and request for an account number directly to its Relationship Manager.

Eligible Investors or Direct Purchasers should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Funds—Institutional Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

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• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds and amount per Fund to be invested.

To buy additional shares by wire, Direct Purchasers and Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire, except that existing investors need not forward another account application.

To open an account or purchase shares by mail (Direct Purchasers Only):

Send your check, made payable to TIAA-CREF Funds, and application to:

First Class Mail: The TIAA-CREF Lifecycle Funds—Institutional Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Lifecycle Funds—Institutional Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

To purchase additional shares by mail, send a check to either of the addresses listed above with the registration of the account, Fund account number, and the amount to be invested in each Fund.

Points to Remember for All Purchases—All Investors:

• Each investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Institutional Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their intermediary or plan sponsor (in addition to the fees and expenses deducted by the Funds).

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making

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future purchases in the Fund. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar-day hold on all purchases by check.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• An investor’s ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit an Eligible Investor or Direct Purchaser to purchase Institutional Class shares of a Fund with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s or Direct Purchaser’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor and Direct Purchasers interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Redeeming Shares – Institutional Class

Eligible Investors and Direct Purchasers can redeem (sell) their Institutional Class shares on any business day.

Redeeming Shares—For Shares Held Through an Eligible Investor

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

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Redeeming Shares—For Shares Held By Direct Purchasers

If you are a Direct Purchaser, either contact your Relationship Manager or send your written request to one of the addresses listed in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section for applicable redemption requirements. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

Direct Purchasers wishing to make redemption orders by telephone should call their Relationship Manager.

If you request a redemption, we will send the proceeds by check to the address of record or by electronic funds transfer to the bank account on file. A letter of instruction with a Medallion Signature Guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide Medallion Signature Guarantee. Please contact the Funds for further information.

Points to Remember—For All Redemptions

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

Redemption Proceeds—All Investors

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any

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90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Institutional Class

Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund.)

Exchanging Shares—Eligible Investors

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Eligible Investors can make an exchange through a telephone request by calling their Relationship Manager.

Exchanging Shares—Direct Purchasers

If you are a Direct Purchaser and would like to make an exchange, you may either call your Relationship Manager or send a letter of instruction to either of the addresses in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section. The letter must include your name, address, and the Funds and/or accounts you want to exchange between.

Exchange Requirements—All Investors

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore may be a taxable event. Any applicable minimum investment amounts on purchases also apply to exchanges.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Once made, an exchange request cannot be modified or canceled.

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Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

CONVERSION OF SHARES – APPLICABLE TO ALL INVESTORS

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAVs of each class of a Fund will generally vary due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary Conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

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Mandatory Conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

IMPORTANT TRANSACTION INFORMATION

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

If you hold Institutional, Premier or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

If you hold Retail Class shares through a financial intermediary, the intermediary may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

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Large Redemptions—Applicable to All Investors. Please contact the Fund before redeeming a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum Account Size.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for a Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

• Premier and Retirement Class. Except as noted above under “Eligibility - Premier Class.” there is currently no minimum account size for Premier or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Small Account Maintenance Fee—Retail Class. The Funds charge an annual Small Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value). Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Small Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s automatic investment plan (AIP); and accounts held through tuition (529) programs. However, the annual Small Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Small

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Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Small Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a financial intermediary, you must give the Fund your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to back-up withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

• Premier and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for Retail shares) or 14 days (for Retirement, Premier and Institutional shares) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

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Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account—Direct Purchasers Only. TPIS, a TIAA subsidiary, is the principal underwriter for the Funds, and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of investment companies or other pooled investment vehicles managed by TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Director, Distribution Operation Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

MARKET TIMING/EXCESSIVE TRADING POLICY—
APPLICABLE TO ALL INVESTORS

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs,

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including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the Fund and then redeems or exchanges any monies out of the Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Fund. The Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

Each Fund also reserves the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to the Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

A Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAVs, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with

TIAA-CREF Lifecycle Funds  ■  Prospectus     169

respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. At times, a Fund may agree to defer to an intermediary’s market timing policy if the Fund believes that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

ELECTRONIC PROSPECTUSES

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

ADDITIONAL INFORMATION ABOUT INDEX PROVIDERS

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

GLOSSARY

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating

170     Prospectus  ■  TIAA-CREF Lifecycle Funds

more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its yield.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines to be of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

TIAA-CREF Lifecycle Funds  ■  Prospectus     171

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Their report appears in the Trust’s Annual Report, which is available without charge upon request.

172     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.06	$9.41		$8.84	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.26	0.18		0.18	0.21	0.31
Net realized and
unrealized gain (loss)
on total investments	(0.17)	0.64		0.58	0.19	(1.34)
Total gain (loss) from
investment operations	0.09	0.82		0.76	0.40	(1.03)
Less distributions from:
Net investment income	(0.27)	(0.17)		(0.19)	(0.21)	(0.32)
Net realized gains	—	—		—	—	—
Total distributions	(0.27)	(0.17)		(0.19)	(0.21)	(0.32)
Net asset value,
end of period	$9.88	$10.06		$9.41	$8.84	$8.65

TOTAL RETURN	1.01%	8.78	%(g)	8.65%	4.86%	(10.49	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$72,109	$57,288		$39,682	$19,384	$4,800
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.52%	0.53	%(i)	0.70%	1.01%	1.79	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.25%	0.25	%(i)	0.25%	0.25%	0.25	%(i)
Ratio of net investment
income (loss) to
average net assets	2.69%	2.80	%(i)	2.04%	2.59%	4.00	%(i)
Portfolio turnover rate	13%	7	%(g)	33%	38%	26	%(g)

TIAA-CREF Lifecycle Funds  ■  Prospectus     173

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.08	$9.43		$8.85	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.31	0.20		0.21	0.23	0.34
Net realized and
unrealized gain (loss)
on total investments	(0.19)	0.63		0.58	0.19	(1.36)
Total gain (loss) from
investment operations	0.12	0.83		0.79	0.42	(1.02)
Less distributions from:
Net investment income	(0.30)	(0.18)		(0.21)	(0.22)	(0.33)
Net realized gains	—	—		—	—	—
Total distributions	(0.30)	(0.18)		(0.21)	(0.22)	(0.33)
Net asset value,
end of period	$9.90	$10.08		$9.43	$8.85	$8.65

TOTAL RETURN	1.27%	8.89	%(g)	9.01%	5.19%	(10.37	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$32,323	$20,560		$11,111	$5,554	$2,691
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.22%	0.23	%(i)	0.41%	0.73%	1.49	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.00%	0.00	%(i)	0.00%	0.00%	0.00	%(i)
Ratio of net investment
income (loss) to
average net assets	3.13%	3.02	%(i)	2.27%	2.86%	4.30	%(i)
Portfolio turnover rate	13%	7	%(g)	33%	38%	26	%(g)

174     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(d)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.07	$9.42		$8.85	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.27	0.19		0.19	0.23	0.32
Net realized and
unrealized gain (loss)
on total investments	(0.18)	0.63		0.58	0.19	(1.34)
Total gain (loss) from
investment operations	0.09	0.82		0.77	0.42	(1.02)
Less distributions from:
Net investment income	(0.27)	(0.17)		(0.20)	(0.22)	(0.33)
Net realized gains	—	—		—	—	—
Total distributions	(0.27)	(0.17)		(0.20)	(0.22)	(0.33)
Net asset value,
end of period	$9.89	$10.07		$9.42	$8.85	$8.65

TOTAL RETURN	1.03%	8.82	%(g)	8.76%	5.16%	(10.37	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$31,296	$26,758		$16,652	$8,460	$6,171
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.47%	0.39	%(i)	0.55%	0.97%	1.72	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.25%	0.16	%(i)	0.15%	0.05%	0.00	%(i)
Ratio of net investment
income (loss) to
average net assets	2.72%	2.89	%(i)	2.14%	2.92%	4.09	%(i)
Portfolio turnover rate	13%	7	%(g)	33%	38%	26	%(g)

TIAA-CREF Lifecycle Funds  ■  Prospectus     175

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(e)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.08	$9.43		$8.85	$8.85
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.29	0.18		0.17	0.00	(j)
Net realized and
unrealized gain (loss)
on total investments	(0.20)	0.64		0.61	—
Total gain (loss) from
investment operations	0.09	0.82		0.78	0.00	(j)
Less distributions from:
Net investment income	(0.28)	(0.17)		(0.20)	—
Net realized gains	—	—		—	—
Total distributions	(0.28)	(0.17)		(0.20)	—
Net asset value,
end of period	$9.89	$10.08		$9.43	$8.85

TOTAL RETURN	1.03%	8.82	%(g)	8.86%	0.00	%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$9,322	$4,387		$1,453	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.37%	0.39	%(i)	0.58%	220.71	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.15%	0.15	%(i)	0.15%	0.15	%(i)
Ratio of net investment
income (loss) to
average net assets	2.95%	2.68	%(i)	1.91%	0.00	%(i)
Portfolio turnover rate	13%	7	%(g)	33%	38%

176     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on November 30, 2007.
(c)	The Retirement Class commenced operations on November 30, 2007.
(d)	The Retail Class commenced operations on November 30, 2007.
(e)	The Premier Class commenced operations on September 30, 2009.
(f)	Based on average shares outstanding.
(g)	The percentages shown for this period are not annualized.

(h)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.39%, 0.38% and 0.38%, respectively.

(i)	The percentages shown for this period are annualized.
(j)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     177

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.61	$10.76		$10.05	$10.06	$12.04	$10.99
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.30	0.22		0.21	0.24	0.37	0.34
Net realized and
unrealized gain (loss)
on total investments	(0.36)	0.89		0.70	0.05	(1.95)	0.98
Total gain (loss) from
investment operations	(0.06)	1.11		0.91	0.29	(1.58)	1.32
Less distributions from:
Net investment income	(0.29)	(0.26)		(0.20)	(0.21)	(0.34)	(0.24)
Net realized gains	—	—		—	(0.09)	(0.06)	(0.03)
Total distributions	(0.29)	(0.26)		(0.20)	(0.30)	(0.40)	(0.27)
Net asset value,
end of period	$11.26	$11.61		$10.76	$10.05	$10.06	$12.04

TOTAL RETURN	(0.40)%	10.51	%(e)	9.23%	3.36%	(13.59)%	12.21%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$432,315	$498,029		$469,156	$395,514	$351,907	$255,875
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.44%	0.45	%(g)	0.46%	0.51%	0.46%	0.48%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.25	%(g)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment
income (loss) to
average net assets	2.66%	2.99	%(g)	2.07%	2.76%	3.27%	2.93%
Portfolio turnover rate	13%	8	%(e)	24%	60%	26%	12%

178     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.30	$9.58		$8.97	$9.02	$10.83	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.30	0.21		0.20	0.23	0.32	0.22
Net realized and
unrealized gain (loss)
on total investments	(0.34)	0.80		0.63	0.05	(1.71)	0.61
Total gain (loss) from
investment operations	(0.04)	1.01		0.83	0.28	(1.39)	0.83
Less distributions from:
Net investment income	(0.32)	(0.29)		(0.22)	(0.24)	(0.36)	—
Net realized gains	—	—		—	(0.09)	(0.06)	—
Total distributions	(0.32)	(0.29)		(0.22)	(0.33)	(0.42)	—
Net asset value,
end of period	$9.94	$10.30		$9.58	$8.97	$9.02	$10.83

TOTAL RETURN	(0.23)%	10.76	%(e)	9.48%	3.63%	(13.37)%	8.30	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$226,848	$102,505		$38,539	$17,753	$9,649	$3,735
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.14%	0.15	%(g)	0.16%	0.21%	0.17%	0.31	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00%	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income (loss) to
average net assets	2.99%	3.13	%(g)	2.20%	2.90%	3.24%	3.04	%(g)
Portfolio turnover rate	13%	8	%(e)	24%	60%	26%	12%

TIAA-CREF Lifecycle Funds  ■  Prospectus     179

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.28	$9.57		$8.97	$8.97
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.28	0.21		0.14	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	(0.33)	0.79		0.68	—
Total gain (loss) from
investment operations	(0.05)	1.00		0.82	0.00	(h)
Less distributions from:
Net investment income	(0.31)	(0.29)		(0.22)	—
Net realized gains	—	—		—	—
Total distributions	(0.31)	(0.29)		(0.22)	—
Net asset value,
end of period	$9.92	$10.28		$9.57	$8.97

TOTAL RETURN	(0.34)%	10.61	%(e)	9.32%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$98,192	$50,526		$27,054	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.29%	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15%	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income (loss) to
average net assets	2.84%	3.15	%(g)	1.50%	0.00	%(g)
Portfolio turnover rate	13%	8	%(e)	24%	60%

180     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.41%, 0.39% and 0.40%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     181

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.67	$10.67		$9.94	$9.99	$12.26	$11.06
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.29	0.22		0.20	0.22	0.35	0.32
Net realized and
unrealized gain (loss)
on total investments	(0.50)	1.03		0.72	(0.02)	(2.23)	1.16
Total gain (loss) from
investment operations	(0.21)	1.25		0.92	0.20	(1.88)	1.48
Less distributions from:
Net investment income	(0.27)	(0.25)		(0.19)	(0.21)	(0.32)	(0.26)
Net realized gains	(0.21)	—		—	(0.04)	(0.07)	(0.02)
Total distributions	(0.48)	(0.25)		(0.19)	(0.25)	(0.39)	(0.28)
Net asset value,
end of period	$10.98	$11.67		$10.67	$9.94	$9.99	$12.26

TOTAL RETURN	(1.55)%	11.87	%(e)	9.36%	2.49%	(15.83)%	13.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$575,517	$661,257		$580,270	$456,392	$295,996	$201,246
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.43%	0.45	%(g)	0.46%	0.51%	0.47%	0.49%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.25	%(g)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment
income (loss) to
average net assets	2.60%	2.94	%(g)	1.96%	2.57%	3.08%	2.74%
Portfolio turnover rate	11%	5	%(e)	19%	34%	22%	15%

182     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.21	$9.37		$8.75	$8.84	$10.88	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.28	0.20		0.18	0.20	0.33	0.18
Net realized and
unrealized gain (loss)
on total investments	(0.44)	0.92		0.65	(0.02)	(1.96)	0.70
Total gain (loss) from
investment operations	(0.16)	1.12		0.83	0.18	(1.63)	0.88
Less distributions from:
Net investment income	(0.30)	(0.28)		(0.21)	(0.23)	(0.34)	—
Net realized gains	(0.21)	—		—	(0.04)	(0.07)	—
Total distributions	(0.51)	(0.28)		(0.21)	(0.27)	(0.41)	—
Net asset value,
end of period	$9.54	$10.21		$9.37	$8.75	$8.84	$10.88

TOTAL RETURN	(1.26)%	12.11	%(e)	9.62%	2.66%	(15.57)%	8.80	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$331,069	$150,938		$50,118	$18,419	$6,896	$3,525
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.13%	0.15	%(g)	0.16%	0.21%	0.17%	0.32	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00%	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income (loss) to
average net assets	2.93%	3.10	%(g)	2.03%	2.59%	3.36%	2.37	%(g)
Portfolio turnover rate	11%	5	%(e)	19%	34%	22%	15%

TIAA-CREF Lifecycle Funds  ■  Prospectus     183

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.19	$9.36		$8.75	$8.75
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.26	0.21		0.12	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	(0.44)	0.89		0.69	—
Total gain (loss) from
investment operations	(0.18)	1.10		0.81	0.00	(h)
Less distributions from:
Net investment income	(0.29)	(0.27)		(0.20)	—
Net realized gains	(0.21)	—		—	—
Total distributions	(0.50)	(0.27)		(0.20)	—
Net asset value,
end of period	$9.51	$10.19		$9.36	$8.75

TOTAL RETURN	(1.46)%	11.96	%(e)	9.47%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$152,161	$63,101		$31,743	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.28%	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15%	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income (loss) to
average net assets	2.71%	3.16	%(g)	1.36%	0.00	%(g)
Portfolio turnover rate	11%	5	%(e)	19%	34%

184     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.42%, 0.41% and 0.41%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     185

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.62	$10.47		$9.74	$9.87	$12.48	$11.18
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.28	0.21		0.18	0.20	0.32	0.29
Net realized and
unrealized gain (loss)
on total investments	(0.64)	1.17		0.72	(0.11)	(2.52)	1.28
Total gain (loss) from
investment operations	(0.36)	1.38		0.90	0.09	(2.20)	1.57
Less distributions from:
Net investment income	(0.25)	(0.23)		(0.17)	(0.17)	(0.32)	(0.26)
Net realized gains	(0.17)	(0.00	)(e)	—	(0.05)	(0.09)	(0.01)
Total distributions	(0.42)	(0.23)		(0.17)	(0.22)	(0.41)	(0.27)
Net asset value,
end of period	$10.84	$11.62		$10.47	$9.74	$9.87	$12.48

TOTAL RETURN	(2.85)%	13.43	%(f)	9.36%	1.40%	(18.21)%	14.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$711,358	$795,642		$672,342	$479,735	$277,700	$181,152
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.43%	0.45	%(h)	0.46%	0.51%	0.48%	0.50%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.25%	0.25	%(h)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment
income (loss) to
average net assets	2.51%	2.88	%(h)	1.80%	2.41%	2.87%	2.42%
Portfolio turnover rate	8%	4	%(f)	16%	27%	20%	20%

186     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

Institutional Class
##	40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.99	$9.04	$8.43	$8.58	$10.89	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.26	0.19	0.16	0.18	0.28	0.13
Net realized and
unrealized gain (loss)
on total investments	(0.55)	1.02	0.64	(0.09)	(2.16)	0.76
Total gain (loss) from
investment operations	(0.29)	1.21	0.80	0.09	(1.88)	0.89
Less distributions from:
Net investment income	(0.28)	(0.26)	(0.19)	(0.19)	(0.34)	—
Net realized gains	(0.17)	(0.00	)(e)	(0.00	)(e)	(0.05)	(0.09)	—
Total distributions	(0.45)	(0.26)	(0.19)	(0.24)	(0.43)	—
Net asset value,
end of period	$9.25	$9.99	$9.04	$8.43	$8.58	$10.89

TOTAL RETURN	(2.60)%	13.64	%(f)	9.63%	1.66%	(17.95)%	8.90	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$419,753	$175,206	$51,076	$16,959	$5,618	$1,472
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.13%	0.15	%(h)	0.16%	0.21%	0.19%	0.43	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.00%	0.00	%(h)	0.00%	0.00%	0.00%	0.00	%(h)
Ratio of net investment
income (loss) to
average net assets	2.84%	3.03	%(h)	1.86%	2.45%	2.91%	1.83	%(h)
Portfolio turnover rate	8%	4	%(f)	16%	27%	20%	20%

TIAA-CREF Lifecycle Funds  ■  Prospectus     187

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.98	$9.04		$8.43	$8.43
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.25	0.20		0.10	0.00	(e)
Net realized and
unrealized gain (loss)
on total investments	(0.56)	1.00		0.70	—
Total gain (loss) from
investment operations	(0.31)	1.20		0.80	0.00	(e)
Less distributions from:
Net investment income	(0.27)	(0.26)		(0.19)	—
Net realized gains	(0.17)	(0.00	)(e)	—	—
Total distributions	(0.44)	(0.26)		(0.19)	—
Net asset value,
end of period	$9.23	$9.98		$9.04	$8.43

TOTAL RETURN	(2.80)%	13.47	%(f)	9.59%	0.00	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$190,954	$84,846		$38,234	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.28%	0.30	%(h)	0.31%	220.71	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.15%	0.15	%(h)	0.15%	0.15	%(h)
Ratio of net investment
income (loss) to
average net assets	2.73%	3.09	%(h)	1.16%	0.00	%(h)
Portfolio turnover rate	8%	4	%(f)	16%	27%

188     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	The percentages shown for this period are not annualized.

(g)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.44%, 0.42% and 0.42%, respectively.

(h)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Funds  ■  Prospectus     189

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.52	$10.25		$9.51	$9.75	$12.62	$11.24
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.26	0.21		0.16	0.18	0.30	0.26
Net realized and
unrealized gain (loss)
on total investments	(0.76)	1.28		0.74	(0.21)	(2.78)	1.42
Total gain (loss) from
investment operations	(0.50)	1.49		0.90	(0.03)	(2.48)	1.68
Less distributions from:
Net investment income	(0.24)	(0.22)		(0.16)	(0.15)	(0.31)	(0.28)
Net realized gains	(0.14)	—		—	(0.06)	(0.08)	(0.02)
Total distributions	(0.38)	(0.22)		(0.16)	(0.21)	(0.39)	(0.30)
Net asset value,
end of period	$10.64	$11.52		$10.25	$9.51	$9.75	$12.62

TOTAL RETURN	(4.11)%	14.74	%(e)	9.55%	0.08%	(20.25)%	15.18%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$665,020	$750,162		$630,705	$447,297	$246,043	$143,559
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.43%	0.45	%(g)	0.46%	0.52%	0.49%	0.53%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.25	%(g)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment
income (loss) to
average net assets	2.41%	2.86	%(g)	1.67%	2.27%	2.64%	2.12%
Portfolio turnover rate	7%	4	%(e)	15%	22%	17%	25%

190     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.83	$8.78		$8.17	$8.41	$10.93	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.25	0.19		0.14	0.16	0.26	0.11
Net realized and
unrealized gain (loss)
on total investments	(0.67)	1.11		0.65	(0.17)	(2.37)	0.82
Total gain (loss) from
investment operations	(0.42)	1.30		0.79	(0.01)	(2.11)	0.93
Less distributions from:
Net investment income	(0.27)	(0.25)		(0.18)	(0.17)	(0.33)	—
Net realized gains	(0.14)	—		—	(0.06)	(0.08)	—
Total distributions	(0.41)	(0.25)		(0.18)	(0.23)	(0.41)	—
Net asset value,
end of period	$9.00	$9.83		$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	(4.00)%	15.01	%(e)	9.76%	0.37%	(20.04)%	9.30	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$403,396	$166,006		$50,809	$17,434	$5,096	$2,204
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.13%	0.15	%(g)	0.16%	0.22%	0.19%	0.38	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00%	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income (loss) to
average net assets	2.76%	3.02	%(g)	1.72%	2.21%	2.63%	1.45	%(g)
Portfolio turnover rate	7%	4	%(e)	15%	22%	17%	25%

TIAA-CREF Lifecycle Funds  ■  Prospectus     191

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.80	$8.76		$8.17	$8.17
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.24	0.20		0.08	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	(0.66)	1.08		0.68	—
Total gain (loss) from
investment operations	(0.42)	1.28		0.76	0.00	(h)
Less distributions from:
Net investment income	(0.26)	(0.24)		(0.17)	—
Net realized gains	(0.14)	—		—	—
Total distributions	(0.40)	(0.24)		(0.17)	—
Net asset value,
end of period	$8.98	$9.80		$8.76	$8.17

TOTAL RETURN	(4.01)%	14.88	%(e)	9.47%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$181,859	$84,577		$36,184	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.28%	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15%	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income (loss) to
average net assets	2.65%	3.13	%(g)	0.97%	0.00	%(g)
Portfolio turnover rate	7%	4	%(e)	15%	22%

192     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.46%, 0.43% and 0.43%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     193

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.40	$10.01		$9.28	$9.65	$12.81	$11.30
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.24	0.20		0.14	0.16	0.28	0.24
Net realized and
unrealized gain (loss)
on total investments	(0.87)	1.40		0.73	(0.34)	(3.03)	1.55
Total gain (loss) from
investment operations	(0.63)	1.60		0.87	(0.18)	(2.75)	1.79
Less distributions from:
Net investment income	(0.22)	(0.21)		(0.14)	(0.15)	(0.32)	(0.26)
Net realized gains	(0.11)	—		—	(0.04)	(0.09)	(0.02)
Total distributions	(0.33)	(0.21)		(0.14)	(0.19)	(0.41)	(0.28)
Net asset value,
end of period	$10.44	$11.40		$10.01	$9.28	$9.65	$12.81

TOTAL RETURN	(5.40)%	16.12	%(e)	9.51%	(1.41)%	(22.21)%	16.07%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$599,240	$717,292		$607,051	$429,188	$222,388	$128,768
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.43%	0.45	%(g)	0.46%	0.52%	0.50%	0.55%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.25	%(g)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment
income (loss) to
average net assets	2.27%	2.74	%(g)	1.50%	2.05%	2.43%	1.94%
Portfolio turnover rate	5%	4	%(e)	14%	18%	17%	29%

194     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.61	$8.47		$7.87	$8.22	$10.96	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.23	0.18		0.12	0.14	0.26	0.02
Net realized and
unrealized gain (loss)
on total investments	(0.75)	1.19		0.64	(0.28)	(2.58)	0.94
Total gain (loss) from
investment operations	(0.52)	1.37		0.76	(0.14)	(2.32)	0.96
Less distributions from:
Net investment income	(0.25)	(0.23)		(0.16)	(0.17)	(0.33)	—
Net realized gains	(0.11)	—		—	(0.04)	(0.09)	—
Total distributions	(0.36)	(0.23)		(0.16)	(0.21)	(0.42)	—
Net asset value,
end of period	$8.73	$9.61		$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	(5.25)%	16.41	%(e)	9.80%	(1.14)%	(21.99)%	9.60	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$407,473	$166,564		$45,757	$15,396	$4,003	$1,735
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.13%	0.15	%(g)	0.16%	0.22%	0.19%	0.46	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00%	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income (loss) to
average net assets	2.63%	2.90	%(g)	1.52%	2.11%	2.68%	0.33	%(g)
Portfolio turnover rate	5%	4	%(e)	14%	18%	17%	29%

TIAA-CREF Lifecycle Funds  ■  Prospectus     195

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.58	$8.45		$7.87	$7.87
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.22	0.18		0.06	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	(0.74)	1.18		0.68	—
Total gain (loss) from
investment operations	(0.52)	1.36		0.74	0.00	(h)
Less distributions from:
Net investment income	(0.24)	(0.23)		(0.16)	—
Net realized gains	(0.11)	—		—	—
Total distributions	(0.35)	(0.23)		(0.16)	—
Net asset value,
end of period	$8.71	$9.58		$8.45	$7.87

TOTAL RETURN	(5.26)%	16.28	%(e)	9.50%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$180,029	$84,355		$32,600	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.28%	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15%	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income (loss) to
average net assets	2.53%	3.02	%(g)	0.75%	0.00	%(g)
Portfolio turnover rate	5%	4	%(e)	14%	18%

196     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.47%, 0.44% and 0.44%, respectively.

(g)	The percentages shown for this period are annualized.

(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     197

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.51	$9.96		$9.24	$9.68	$12.98	$11.38
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.22	0.19		0.13	0.14	0.25	0.21
Net realized and
unrealized gain (loss)
on total investments	(1.01)	1.55		0.72	(0.38)	(3.16)	1.68
Total gain (loss) from
investment operations	(0.79)	1.74		0.85	(0.24)	(2.91)	1.89
Less distributions from:
Net investment income	(0.20)	(0.19)		(0.13)	(0.16)	(0.31)	(0.27)
Net realized gains	(0.10)	—		—	(0.04)	(0.08)	(0.02)
Total distributions	(0.30)	(0.19)		(0.13)	(0.20)	(0.39)	(0.29)
Net asset value,
end of period	$10.42	$11.51		$9.96	$9.24	$9.68	$12.98

TOTAL RETURN	(6.68)%	17.68	%(e)	9.33%	(1.94)%	(23.10)%	16.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$594,181	$716,085		$598,803	$421,832	$197,256	$102,014
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.43%	0.45	%(g)	0.46%	0.51%	0.51%	0.60%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.25	%(g)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment
income (loss) to
average net assets	2.10%	2.61	%(g)	1.33%	1.86%	2.22%	1.72%
Portfolio turnover rate	4%	7	%(e)	11%	15%	17%	24%

198     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.59	$8.34		$7.75	$8.16	$11.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.22	0.17		0.11	0.12	0.23	0.07
Net realized and
unrealized gain (loss)
on total investments	(0.87)	1.30		0.63	(0.31)	(2.66)	0.93
Total gain (loss) from
investment operations	(0.65)	1.47		0.74	(0.19)	(2.43)	1.00
Less distributions from:
Net investment income	(0.23)	(0.22)		(0.15)	(0.18)	(0.33)	—
Net realized gains	(0.10)	—		—	(0.04)	(0.08)	—
Total distributions	(0.33)	(0.22)		(0.15)	(0.22)	(0.41)	—
Net asset value,
end of period	$8.61	$9.59		$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	(6.55)%	17.84	%(e)	9.67%	(1.67)%	(22.94)%	10.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$406,001	$170,381		$42,535	$14,247	$3,569	$1,432
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.13%	0.15	%(g)	0.16%	0.21%	0.21%	0.55	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00%	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income (loss) to
average net assets	2.47%	2.76	%(g)	1.33%	1.87%	2.35%	0.90	%(g)
Portfolio turnover rate	4%	7	%(e)	11%	15%	17%	24%

TIAA-CREF Lifecycle Funds  ■  Prospectus     199

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.57	$8.33		$7.75	$7.75
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.21	0.17		0.04	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	(0.86)	1.28		0.69	—
Total gain (loss) from
investment operations	(0.65)	1.45		0.73	0.00	(h)
Less distributions from:
Net investment income	(0.22)	(0.21)		(0.15)	—
Net realized gains	(0.10)	—		—	—
Total distributions	(0.32)	(0.21)		(0.15)	—
Net asset value,
end of period	$8.60	$9.57		$8.33	$7.75

TOTAL RETURN	(6.55)%	17.68	%(e)	9.50%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$180,502	$85,514		$37,314	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.28%	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15%	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income (loss) to
average net assets	2.37%	2.85	%(g)	0.51%	0.00	%(g)
Portfolio turnover rate	4%	7	%(e)	11%	15%

200     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.48%, 0.45% and 0.45%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     201

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.73	$10.14		$9.40	$9.83	$13.16	$11.45
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.22	0.19		0.13	0.15	0.26	0.20
Net realized and
unrealized gain (loss)
on total investments	(1.06)	1.60		0.75	(0.38)	(3.21)	1.82
Total gain (loss) from
investment operations	(0.84)	1.79		0.88	(0.23)	(2.95)	2.02
Less distributions from:
Net investment income	(0.20)	(0.20)		(0.14)	(0.16)	(0.31)	(0.28)
Net realized gains	(0.12)	—		—	(0.04)	(0.07)	(0.03)
Total distributions	(0.32)	(0.20)		(0.14)	(0.20)	(0.38)	(0.31)
Net asset value,
end of period	$10.57	$11.73		$10.14	$9.40	$9.83	$13.16

TOTAL RETURN	(7.00)%	17.81	%(e)	9.42%	(1.91)%	(23.09)%	17.93%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$857,435	$1,070,202		$893,915	$639,490	$285,171	$141,996
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.43%	0.45	%(g)	0.45%	0.50%	0.48%	0.57%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.25	%(g)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment
income (loss) to
average net assets	2.05%	2.60	%(g)	1.35%	1.84%	2.21%	1.59%
Portfolio turnover rate	5%	8	%(e)	10%	14%	16%	18%

202     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.67	$8.40		$7.81	$8.21	$11.04	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.22	0.17		0.11	0.12	0.23	0.06
Net realized and
unrealized gain (loss)
on total investments	(0.89)	1.32		0.63	(0.31)	(2.67)	0.98
Total gain (loss) from
investment operations	(0.67)	1.49		0.74	(0.19)	(2.44)	1.04
Less distributions from:
Net investment income	(0.23)	(0.22)		(0.15)	(0.17)	(0.32)	—
Net realized gains	(0.12)	—		—	(0.04)	(0.07)	—
Total distributions	(0.35)	(0.22)		(0.15)	(0.21)	(0.39)	—
Net asset value,
end of period	$8.65	$9.67		$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	(6.71)%	18.01	%(e)	9.65%	(1.66)%	(22.87)%	10.40	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$526,001	$221,307		$60,554	$21,359	$5,714	$2,414
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.13%	0.15	%(g)	0.15%	0.20%	0.18%	0.44	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00%	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income (loss) to
average net assets	2.44%	2.79	%(g)	1.32%	1.86%	2.39%	0.78	%(g)
Portfolio turnover rate	5%	8	%(e)	10%	14%	16%	18%

TIAA-CREF Lifecycle Funds  ■  Prospectus     203

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.66	$8.40		$7.81	$7.81
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.21	0.17		0.04	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	(0.90)	1.31		0.70	—
Total gain (loss) from
investment operations	(0.69)	1.48		0.74	0.00	(h)
Less distributions from:
Net investment income	(0.22)	(0.22)		(0.15)	—
Net realized gains	(0.12)	—		—	—
Total distributions	(0.34)	(0.22)		(0.15)	—
Net asset value,
end of period	$8.63	$9.66		$8.40	$7.81

TOTAL RETURN	(6.92)%	17.83	%(e)	9.61%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$261,785	$125,013		$49,852	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.28%	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15%	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income (loss) to
average net assets	2.34%	2.81	%(g)	0.50%	0.00	%(g)
Portfolio turnover rate	5%	8	%(e)	10%	14%

204     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.49%, 0.45% and 0.45%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     205

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.90	$7.70		$7.14	$7.56	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.17	0.14		0.09	0.07	0.16
Net realized and
unrealized gain (loss)
on total investments	(0.81)	1.21		0.57	(0.33)	(2.38)
Total gain (loss) from
investment operations	(0.64)	1.35		0.66	(0.26)	(2.22)
Less distributions from:
Net investment income	(0.16)	(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	—	—		—	(0.04)	—
Total distributions	(0.16)	(0.15)		(0.10)	(0.16)	(0.22)
Net asset value,
end of period	$8.10	$8.90		$7.70	$7.14	$7.56

TOTAL RETURN	(7.03)%	17.65	%(f)	9.32%	(2.93)%	(22.69	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$155,417	$130,113		$84,309	$30,587	$3,287
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.48%	0.49	%(h)	0.64%	0.98%	6.60	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.25%	0.25	%(h)	0.25%	0.25%	0.25	%(h)
Ratio of net investment
income (loss) to
average net assets	2.08%	2.40	%(h)	1.17%	1.21%	2.23	%(h)
Portfolio turnover rate	9%	8	%(f)	18%	8%	27	%(f)

206     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.94	$7.73		$7.16	$7.57	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.20	0.13		0.09	0.12	0.26
Net realized and
unrealized gain (loss)
on total investments	(0.82)	1.24		0.59	(0.37)	(2.47)
Total gain (loss) from
investment operations	(0.62)	1.37		0.68	(0.25)	(2.21)
Less distributions from:
Net investment income	(0.18)	(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	—	—		—	(0.04)	—
Total distributions	(0.18)	(0.16)		(0.11)	(0.16)	(0.22)
Net asset value,
end of period	$8.14	$8.94		$7.73	$7.16	$7.57

TOTAL RETURN	(6.77)%	17.92	%(f)	9.58%	(2.68)%	(22.57	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$115,021	$39,323		$7,970	$2,039	$780
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.17%	0.19	%(h)	0.35%	0.70%	6.40	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.00%	0.00	%(h)	0.00%	0.00%	0.00	%(h)
Ratio of net investment
income (loss) to
average net assets	2.36%	2.36	%(h)	1.29%	1.95%	3.55	%(h)
Portfolio turnover rate	9%	8	%(f)	18%	8%	27	%(f)

TIAA-CREF Lifecycle Funds  ■  Prospectus     207

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(d)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.92	$7.72		$7.16	$7.16
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.19	0.14		0.06	0.00	(i)
Net realized and
unrealized gain (loss)
on total investments	(0.81)	1.22		0.61	—
Total gain (loss) from
investment operations	(0.62)	1.36		0.67	0.00	(i)
Less distributions from:
Net investment income	(0.18)	(0.16)		(0.11)	—
Net realized gains	—	—		—	—
Total distributions	(0.18)	(0.16)		(0.11)	—
Net asset value,
end of period	$8.12	$8.92		$7.72	$7.16

TOTAL RETURN	(6.87)%	17.76	%(f)	9.39%	0.00	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$38,862	$14,136		$2,975	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.32%	0.34	%(h)	0.50%	220.71	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.15%	0.15	%(h)	0.15%	0.15	%(h)
Ratio of net investment
income (loss) to
average net assets	2.22%	2.42	%(h)	0.79%	0.00	%(h)
Portfolio turnover rate	9%	8	%(f)	18%	8%

208     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on November 30, 2007.
(c)	The Retirement Class commenced operations on November 30, 2007.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Based on average shares outstanding.
(f)	The percentages shown for this period are not annualized.

(g)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.49%, 0.46% and 0.45%, respectively.

(h)	The percentages shown for this period are annualized.
(i)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     209

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09		09/30/08	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.86	$7.71		$7.15	$7.62		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.17	0.13		0.09	0.08		0.20
Net realized and
unrealized gain (loss)
on total investments	(0.80)	1.23		0.57	(0.42)		(2.36)
Total gain (loss) from
investment operations	(0.63)	1.36		0.66	(0.34)		(2.16)
Less distributions from:
Net investment income	(0.16)	(0.15)		(0.10)	(0.13)		(0.22)
Net realized gains	—	(0.06)		—	(0.00	)(f)	—
Total distributions	(0.16)	(0.21)		(0.10)	(0.13)		(0.22)
Net asset value,
end of period	$8.07	$8.86		$7.71	$7.15		$7.62

TOTAL RETURN	(6.97)%	17.79	%(g)	9.38%	(4.08)%		(22.08	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$85,178	$69,466		$40,745	$14,383		$1,973
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.52%	0.53	%(i)	0.83%	1.45%		7.70	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.25%	0.25	%(i)	0.25%	0.25%		0.25	%(i)
Ratio of net investment
income (loss) to
average net assets	2.06%	2.36	%(i)	1.16%	1.35%		2.75	%(i)
Portfolio turnover rate	6%	8	%(g)	24%	18%		73	%(g)

210     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09		09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.90	$7.75		$7.18	$7.64		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.20	0.14		0.10	0.12		0.27
Net realized and
unrealized gain (loss)
on total investments	(0.81)	1.23		0.58	(0.45)		(2.41)
Total gain (loss) from
investment operations	(0.61)	1.37		0.68	(0.33)		(2.14)
Less distributions from:
Net investment income	(0.18)	(0.16)		(0.11)	(0.13)		(0.22)
Net realized gains	—	(0.06)		—	(0.00	)(f)	—
Total distributions	(0.18)	(0.22)		(0.11)	(0.13)		(0.22)
Net asset value,
end of period	$8.11	$8.90		$7.75	$7.18		$7.64

TOTAL RETURN	(6.72)%	17.89	%(g)	9.63%	(3.81)%		(21.86	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$59,624	$19,661		$5,599	$1,633		$783
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.21%	0.24	%(i)	0.54%	1.18%		7.46	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.00%	0.00	%(i)	0.00%	0.00%		0.00	%(i)
Ratio of net investment
income (loss) to
average net assets	2.37%	2.38	%(i)	1.35%	2.04%		3.55	%(i)
Portfolio turnover rate	6%	8	%(g)	24%	18%		73	%(g)

TIAA-CREF Lifecycle Funds  ■  Prospectus     211

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(d)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.89	$7.74		$7.18	$7.18
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.18	0.13		0.08	0.00	(f)
Net realized and
unrealized gain (loss)
on total investments	(0.81)	1.24		0.59	—
Total gain (loss) from
investment operations	(0.63)	1.37		0.67	0.00	(f)
Less distributions from:
Net investment income	(0.17)	(0.16)		(0.11)	—
Net realized gains	—	(0.06)		—	—
Total distributions	(0.17)	(0.22)		(0.11)	—
Net asset value,
end of period	$8.09	$8.89		$7.74	$7.18

TOTAL RETURN	(6.93)%	17.86	%(g)	9.45%	0.00	%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$21,343	$6,904		$1,100	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.36%	0.39	%(i)	0.70%	220.71	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.15%	0.15	%(i)	0.15%	0.15	%(i)
Ratio of net investment
income (loss) to
average net assets	2.21%	2.37	%(i)	1.09%	0.00	%(i)
Portfolio turnover rate	6%	8	%(g)	24%	18%

212     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on November 30, 2007.
(c)	The Retirement Class commenced operations on November 30, 2007.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Based on average shares outstanding.
(f)	Amount represents less than $0.01 per share.
(g)	The percentages shown for this period are not annualized.

(h)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.49%, 0.46% and 0.45%, respectively.

(i)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Funds  ■  Prospectus     213

FINANCIAL HIGHLIGHTS (concluded)

LIFECYCLE 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/12		05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.85		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.19		0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.87)		(0.15)
Total gain (loss) from
investment operations	(0.68)		(0.15)
Less distributions from:
Net investment income	(0.18)		—
Net realized gains	(0.00	)(c)	—
Total distributions	(0.18)		—
Net asset value,
end of period	$8.99		$9.85

TOTAL RETURN	(6.79)%		(1.50	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$10,725		$7,877
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.41%		8.55	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%		0.25	%(f)
Ratio of net investment
income (loss) to
average net assets	2.02%		0.23	%(f)
Portfolio turnover rate	44%		1	%(d)

214     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/12		05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.85		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.20		0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.86)		(0.15)
Total gain (loss) from
investment operations	(0.66)		(0.15)
Less distributions from:
Net investment income	(0.19)		—
Net realized gains	(0.00	)(c)	—
Total distributions	(0.19)		—
Net asset value,
end of period	$9.00		$9.85

TOTAL RETURN	(6.55)%		(1.50	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$2,072		$985
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.12%		8.94	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%		0.00	%(f)
Ratio of net investment
income (loss) to
average net assets	2.24%		0.48	%(f)
Portfolio turnover rate	44%		1	%(d)

TIAA-CREF Lifecycle Funds  ■  Prospectus     215

FINANCIAL HIGHLIGHTS (concluded)

LIFECYCLE 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/12		05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.85		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.20		0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.88)		(0.15)
Total gain (loss) from
investment operations	(0.68)		(0.15)
Less distributions from:
Net investment income	(0.18)		—
Net realized gains	(0.00	)(c)	—
Total distributions	(0.18)		—
Net asset value,
end of period	$8.99		$9.85

TOTAL RETURN	(6.73)%		(1.50	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,335		$985
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.28%		9.09	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%		0.15	%(f)
Ratio of net investment
income (loss) to
average net assets	2.17%		0.33	%(f)
Portfolio turnover rate	44%		1	%(d)

(a)	The Fund commenced operations on April 29, 2011.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.

(e)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 and May 31, 2011 were 0.49% and 0.48%, respectively.

(f)	The percentages shown for this period are annualized.

216     Prospectus  ■  TIAA-CREF Lifecycle Funds

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FOR MORE INFORMATION ABOUT TIAA-CREF FUNDS

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2012 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important Information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12013 (10/11)

PROSPECTUS

OCTOBER 1, 2012

TIAA-CREF LIFECYCLE INDEX FUNDS

of the TIAA-CREF Funds

Fund Class Ticker:	Retirement Class	Premier Class	Institutional Class
▪ Lifecycle Index Retirement Income Fund	TRCIX	TLIPX	TRILX
▪ Lifecycle Index 2010 Fund	TLTRX	TLTPX	TLTIX
▪ Lifecycle Index 2015 Fund	TLGRX	TLFPX	TLFIX
▪ Lifecycle Index 2020 Fund	TLWRX	TLWPX	TLWIX
▪ Lifecycle Index 2025 Fund	TLQRX	TLVPX	TLQIX
▪ Lifecycle Index 2030 Fund	TLHRX	TLHPX	TLHIX
▪ Lifecycle Index 2035 Fund	TLYRX	TLYPX	TLYIX
▪ Lifecycle Index 2040 Fund	TLZRX	TLPRX	TLZIX
▪ Lifecycle Index 2045 Fund	TLMRX	TLMPX	TLXIX
▪ Lifecycle Index 2050 Fund	TLLRX	TLLPX	TLLIX
▪ Lifecycle Index 2055 Fund	TTIRX	TTIPX	TTIIX

This Prospectus describes the Retirement, Premier and Institutional Class shares offered by eleven investment portfolios (each, a “Fund”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information

Lifecycle Index Retirement Income Fund

Investment Objective 6

Fees and Expenses 6

Shareholder Fees 6

Annual Fund Operating Expenses 7

Example 7

Portfolio Turnover 8

Principal Investment Strategies 8

Principal Investment Risks 9

Past Performance 10

Portfolio Management 12

Purchase and Sale of Fund Shares 12

Tax Information 13

Payments to Broker-Dealers and Other Financial Intermediary Compensation 13

Summary Information

Lifecycle Index 2010 Fund

Investment Objective 14

Fees and Expenses 14

Shareholder Fees 14

Annual Fund Operating Expenses 15

Example 15

Portfolio Turnover 16

Principal Investment Strategies 16

Principal Investment Risks 18

Past Performance 19

Portfolio Management 21

Purchase and Sale of Fund Shares 21

Tax Information 22

Payments to Broker-Dealers and Other Financial Intermediary Compensation 22

Summary Information

Lifecycle Index 2015 Fund

Investment Objective 23

Fees and Expenses 23

Shareholder Fees 23

Annual Fund Operating Expenses 24

Example 24

Portfolio Turnover 25

Principal Investment Strategies 25

Principal Investment Risks 27

Past Performance 28

Portfolio Management 30

Purchase and Sale of Fund Shares 30

Tax Information 31

Payments to Broker-Dealers and Other Financial Intermediary Compensation 31

Summary Information

Lifecycle Index 2020 Fund

Investment Objective 32

Fees and Expenses 32

Shareholder Fees 32

Annual Fund Operating Expenses 33

Example 33

Portfolio Turnover 34

Principal Investment Strategies 34

Principal Investment Risks 36

Past Performance 37

Portfolio Management 39

Purchase and Sale of Fund Shares 39

Tax Information 40

Payments to Broker-Dealers and Other Financial Intermediary Compensation 40

Summary Information

Lifecycle Index 2025 Fund

Investment Objective 41

Fees and Expenses 41

Shareholder Fees 41

Annual Fund Operating Expenses 42

Example 42

Portfolio Turnover 43

Principal Investment Strategies 43

Principal Investment Risks 45

Past Performance 46

Portfolio Management 48

Purchase and Sale of Fund Shares 48

Tax Information 49

Payments to Broker-Dealers and Other Financial Intermediary Compensation 49

Summary Information

Lifecycle Index 2030 Fund

Investment Objective 50

Fees and Expenses 50

Shareholder Fees 50

Annual Fund Operating Expenses 51

Example 51

Portfolio Turnover 52

Principal Investment Strategies 52

Principal Investment Risks 54

Past Performance 55

Portfolio Management 57

Purchase and Sale of Fund Shares 57

Tax Information 58

Payments to Broker-Dealers and Other Financial Intermediary Compensation 58

Summary Information

Lifecycle Index 2035 Fund

Investment Objective 59

Fees and Expenses 59

Shareholder Fees 59

Annual Fund Operating Expenses 60

Example 60

Portfolio Turnover 61

Principal Investment Strategies 61

Principal Investment Risks 63

Past Performance 64

Portfolio Management 66

Purchase and Sale of Fund Shares 66

Tax Information 67

Payments to Broker-Dealers and Other Financial Intermediary Compensation 67

Summary Information

Lifecycle Index 2040 Fund

Investment Objective 68

Fees and Expenses 68

Shareholder Fees 68

Annual Fund Operating Expenses 69

Example 69

Portfolio Turnover 70

Principal Investment Strategies 70

Principal Investment Risks 72

Past Performance 73

Portfolio Management 75

Purchase and Sale of Fund Shares 75

Tax Information 76

Payments to Broker-Dealers and Other Financial Intermediary Compensation 76

Summary Information

Lifecycle Index 2045 Fund

Investment Objective 77

Fees and Expenses 77

Shareholder Fees 77

Annual Fund Operating Expenses 78

Example 78

Portfolio Turnover 79

Principal Investment Strategies 79

Principal Investment Risks 81

Past Performance 82

Portfolio Management 84

Purchase and Sale of Fund Shares 84

Tax Information 85

Payments to Broker-Dealers and Other Financial Intermediary Compensation 85

Summary Information

Lifecycle Index 2050 Fund

Investment Objective 86

Fees and Expenses 86

Shareholder Fees 86

Annual Fund Operating Expenses 87

Example 87

Portfolio Turnover 88

Principal Investment Strategies 88

Principal Investment Risks 90

Past Performance 91

Portfolio Management 93

Purchase and Sale of Fund Shares 93

Tax Information 94

Payments to Broker-Dealers and Other Financial Intermediary Compensation 94

Summary Information

Lifecycle Index 2055 Fund

Investment Objective 95

Fees and Expenses 95

Shareholder Fees 95

Annual Fund Operating Expenses 96

Example 96

Portfolio Turnover 97

Principal Investment Strategies 97

Principal Investment Risks 99

Past Performance 100

Portfolio Management 100

Purchase and Sale of Fund Shares 100

Tax Information 101

Payments to Broker-Dealers and Other Financial Intermediary Compensation 101

Additional Information About Investment Strategies and Risks 101

Additional Information About the Funds 101

More About the Funds’ Strategy 102

Additional Information About the Funds’ Composite Benchmark Indices 104

Additional Information About the Underlying Funds 105

Additional Information on Principal Investment Risks of the Funds and the Underlying Funds 107

Additional Information on Principal and Non-Principal Investment Strategies and Risks of Underlying Funds 112

Portfolio Holdings 114

Portfolio Turnover 114

Share Classes 115

Management of the Funds 115

The Funds’ Investment Adviser 115

Investment Management Fees 116

Portfolio Management Team 116

Other Services 117

Distribution and Services Arrangements 118

Calculating Share Price 119

Dividends and Distributions 121

Taxes 122

Your Account: Purchasing, Redeeming or Exchanging Shares 124

Retirement Class 124

Eligibility – Retirement Class 124

Purchasing Shares – Retirement Class 125

Redeeming Shares – Retirement Class 128

Exchanging Shares – Retirement Class 131

Premier Class 132

Eligibility – Premier Class 132

Purchasing Shares – Premier Class 134

Redeeming Shares – Premier Class 138

Exchanging Shares – Premier Class 140

Institutional Class 142

Eligibility – Institutional Class 142

Purchasing Shares – Institutional Class 144

Redeeming Shares – Institutional Class 147

Exchanging Shares – Institutional Class 149

Conversion of Shares 150

Important Transaction Information 151

Market Timing/Excessive Trading Policy 153

Electronic Prospectuses 155

Additional Information About Index Providers 155

Glossary 155

Financial Highlights 157

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

6     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	1.01%	0.73%	0.72%
Acquired Fund Fees and Expenses[2]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.29%	1.11%	0.95%
Waivers and Expense Reimbursements[3,4]	(0.86)%	(0.78)%	(0.77)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.05%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     7

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$324	$275	$226
5 Years	$625	$536	$450
10 Years	$1,481	$1,282	$1,096

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

8     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	41.04%	U.S. Equity	30.60%	● Equity Index Fund	30.60%
		International Equity	10.44%	● International Equity Index Fund	7.72%
				● Emerging Markets Equity Index Fund	2.72%
FIXED-INCOME	58.96%	Fixed-Income	49.27%	● Bond Index Fund	49.27%
		Inflation-Protected Assets	9.69%	● Inflation-Linked Bond Fund	9.69%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     9

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

10     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 4.81%.

Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -4.69%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     11

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		4.21%		7.09%
Return After Taxes on Distributions		3.53%		6.35%
Return After Taxes on Distributions and Sale of
Fund Shares		2.88%		5.70%
Institutional Class	9/30/09
Return Before Taxes		4.45%		7.34%
Premier Class	9/30/09
Return Before Taxes		4.30%		7.19%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		7.84%		6.46%†
Lifecycle Index Retirement Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		4.50%		7.58%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

12     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     13

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2010 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

14     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.41%	0.16%	0.16%
Acquired Fund Fees and Expenses[2]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	0.68%	0.53%	0.38%
Waivers and Expense Reimbursements[3,4]	(0.25)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.04%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     15

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$192	$150	$102
5 Years	$354	$276	$193
10 Years	$823	$646	$461

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 47.00% of its assets to equity Underlying Funds and 53.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are

16     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

approximately as follows: U.S. Equity: 35.25%; International Equity: 11.75%; Fixed-Income: 45.80%; and Inflation-Protected Assets: 7.20%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.06%	U.S. Equity	36.61%	● Equity Index Fund	36.61%
		International Equity	12.45%	● International Equity Index Fund	9.21%
				● Emerging Markets Equity Index Fund	3.24%
FIXED-INCOME	50.94%	Fixed-Income	44.39%	● Bond Index Fund	44.39%
		Inflation-Protected Assets	6.55%	● Inflation-Linked Bond Fund	6.55%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     17

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

18     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     19

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 5.26%.

Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -6.63%, for the quarter ended September 30, 2011.

20     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		3.07%		7.12%
Return After Taxes on Distributions		2.49%		6.64%
Return After Taxes on Distributions and Sale of
Fund Shares		2.17%		5.88%
Institutional Class	9/30/09
Return Before Taxes		3.33%		7.40%
Premier Class	9/30/09
Return Before Taxes		3.14%		7.23%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		7.84%		6.46%†
Lifecycle Index 2010 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		3.40%		7.61%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2010 Fund Composite Index consisted of: 44.9% Barclays U.S. Aggregate Bond Index; 36.4% Russell 3000® Index; 12.1% MSCI  EAFE + Emerging Markets Index; and 6.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     21

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2015 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     23

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.36%	0.12%	0.12%
Acquired Fund Fees and Expenses[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.62%	0.48%	0.33%
Waivers and Expense Reimbursements[3,4]	(0.19)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.03%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

24     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$179	$139	$91
5 Years	$327	$254	$170
10 Years	$756	$589	$403

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 53.20% of its assets to equity Underlying Funds and 46.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     25

follows: U.S. Equity: 39.90%; International Equity: 13.30%; Fixed-Income: 41.60%; and Inflation-Protected Assets: 5.20%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	55.84%	U.S. Equity	41.68%	● Equity Index Fund	41.68%
		International Equity	14.16%	● International Equity Index Fund	10.47%
				● Emerging Markets Equity Index Fund	3.69%
FIXED-INCOME	44.16%	Fixed-Income	39.55%	● Bond Index Fund	39.55%
		Inflation-Protected Assets	4.61%	● Inflation-Linked Bond Fund	4.61%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

26     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     27

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

28     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 5.60%.

Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -8.09%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     29

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		2.28%		7.15%
Return After Taxes on Distributions		1.81%		6.74%
Return After Taxes on Distributions and Sale of
Fund Shares		1.68%		5.96%
Institutional Class	9/30/09
Return Before Taxes		2.56%		7.43%
Premier Class	9/30/09
Return Before Taxes		2.38%		7.27%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2015 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		2.54%		7.63%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2015 Fund Composite Index consisted of: 41.7% Russell 3000 Index; 39.8% Barclays U.S. Aggregate Bond Index; 13.9% MSCI

EAFE + Emerging Markets Index; and 4.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

30     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     31

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2020 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

32     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.36%	0.11%	0.11%
Acquired Fund Fees and Expenses[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.62%	0.47%	0.32%
Waivers and Expense Reimbursements[3,4]	(0.19)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.03%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     33

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$179	$137	$89
5 Years	$327	$249	$166
10 Years	$756	$578	$392

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 61.20% of its assets to equity Underlying Funds and 38.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

34     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

follows: U.S. Equity: 45.90%; International Equity: 15.30%; Fixed-Income: 35.60%; and Inflation-Protected Assets: 3.20%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	63.78%	U.S. Equity	47.60%	● Equity Index Fund	47.60%
		International Equity	16.18%	● International Equity Index Fund	11.97%
				● Emerging Markets Equity Index Fund	4.21%
FIXED-INCOME	36.22%	Fixed-Income	33.55%	● Bond Index Fund	33.55%
		Inflation-Protected Assets	2.67%	● Inflation-Linked Bond Fund	2.67%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     35

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

36     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     37

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 5.96%.

Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -9.69%, for the quarter ended September 30, 2011.

38     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		1.32%		7.14%
Return After Taxes on Distributions		0.91%		6.76%
Return After Taxes on Distributions and Sale of
Fund Shares		1.08%		5.98%
Institutional Class	9/30/09
Return Before Taxes		1.53%		7.39%
Premier Class	9/30/09
Return Before Taxes		1.34%		7.18%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2020 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		1.58%		7.61%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2020 Fund Composite Index consisted of: 47.7% Russell 3000 Index; 33.8% Barclays U.S. Aggregate Bond Index; 15.9% MSCI

EAFE + Emerging Markets Index; and 2.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     39

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2025 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     41

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.36%	0.11%	0.11%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.61%	0.46%	0.31%
Waivers and Expense Reimbursements[3,4]	(0.18)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.02%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

42     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$177	$134	$87
5 Years	$322	$245	$161
10 Years	$745	$567	$381

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 69.20% of its assets to equity Underlying Funds and 30.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     43

follows: U.S. Equity: 51.90%; International Equity: 17.30%; Fixed-Income: 29.60%; and Inflation-Protected Assets: 1.20%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	71.68%	U.S. Equity	53.49%	● Equity Index Fund	53.49%
		International Equity	18.19%	● International Equity Index Fund	13.46%
				● Emerging Markets Equity Index Fund	4.73%
FIXED-INCOME	28.32%	Fixed-Income	27.57%	● Bond Index Fund	27.57%
		Inflation-Protected Assets	0.75%	● Inflation-Linked Bond Fund	0.75%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

44     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     45

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

46     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 6.41%.

Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -11.34%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     47

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		0.38%		7.12%
Return After Taxes on Distributions		0.02%		6.77%
Return After Taxes on Distributions and Sale of
Fund Shares		0.50%		6.00%
Institutional Class	9/30/09
Return Before Taxes		0.56%		7.36%
Premier Class	9/30/09
Return Before Taxes		0.47%		7.24%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2025 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		0.62%		7.57%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2025 Fund Composite Index consisted of: 53.7% Russell 3000 Index; 27.8% Barclays U.S. Aggregate Bond Index; 17.9% MSCI

EAFE + Emerging Markets Index; and 0.6% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

48     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     49

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2030 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

50     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.36%	0.11%	0.11%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.60%	0.45%	0.30%
Waivers and Expense Reimbursements[3,4]	(0.17)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     51

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$175	$132	$84
5 Years	$318	$240	$157
10 Years	$734	$555	$369

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 77.20% of its assets to equity Underlying Funds and 22.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

52     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

follows: U.S. Equity: 57.90%; International Equity: 19.30%; Fixed-Income: 22.80%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	79.55%	U.S. Equity	59.34%	● Equity Index Fund	59.34%
		International Equity	20.21%	● International Equity Index Fund	14.95%
				● Emerging Markets Equity Index Fund	5.26%
FIXED-INCOME	20.45%	Fixed-Income	20.45%	● Bond Index Fund	20.45%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     53

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

54     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     55

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 6.76%.

Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -12.86%, for the quarter ended September 30, 2011.

56     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		–0.53%		7.13%
Return After Taxes on Distributions		–0.84%		6.81%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.07%		6.04%
Institutional Class	9/30/09
Return Before Taxes		–0.32%		7.37%
Premier Class	9/30/09
Return Before Taxes		–0.42%		7.20%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2030 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–0.28%		7.55%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2030 Fund Composite Index consisted of: 59.7% Russell 3000 Index; 20.4% Barclays U.S. Aggregate Bond Index; and 19.9% MSCI EAFE + Emerging Markets Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     57

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2035 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     59

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.36%	0.11%	0.11%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.60%	0.45%	0.30%
Waivers and Expense Reimbursements[3,4]	(0.17)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

60     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$175	$132	$84
5 Years	$318	$240	$157
10 Years	$734	$555	$369

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 85.20% of its assets to equity Underlying Funds and 14.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     61

follows: U.S. Equity: 63.90%; International Equity: 21.30%; Fixed-Income: 14.80%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	87.39%	U.S. Equity	65.15%	● Equity Index Fund	65.15%
		International Equity	22.24%	● International Equity Index Fund	16.45%
				● Emerging Markets Equity Index Fund	5.79%
FIXED-INCOME	12.61%	Fixed-Income	12.61%	● Bond Index Fund	12.61%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

62     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     63

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

64     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.22%.

Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -14.45%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     65

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		–1.49%		7.04%
Return After Taxes on Distributions		–1.77%		6.74%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.67%		5.98%
Institutional Class	9/30/09
Return Before Taxes		–1.21%		7.31%
Premier Class	9/30/09
Return Before Taxes		–1.31%		7.15%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2035 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.17%		7.51%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2035 Fund Composite Index consisted of: 65.7% Russell 3000 Index; 21.9% MSCI EAFE + Emerging Markets Index; and 12.4% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

66     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     67

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2040 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

68     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.34%	0.09%	0.09%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.58%	0.43%	0.28%
Waivers and Expense Reimbursements[3,4]	(0.15)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     69

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$171	$128	$80
5 Years	$309	$231	$147
10 Years	$711	$532	$346

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

70     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.39%	U.S. Equity	67.37%	● Equity Index Fund	67.37%
		International Equity	23.02%	● International Equity Index Fund	17.04%
				● Emerging Markets Equity Index Fund	5.98%
FIXED-INCOME	9.61%	Fixed-Income	9.61%	● Bond Index Fund	9.61%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     71

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

72     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     73

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.40%.

Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -14.82%, for the quarter ended September 30, 2011.

74     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		–1.70%		6.96%
Return After Taxes on Distributions		–1.98%		6.68%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.79%		5.92%
Institutional Class	9/30/09
Return Before Taxes		–1.42%		7.24%
Premier Class	9/30/09
Return Before Taxes		–1.60%		7.04%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2040 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.39%		7.44%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     75

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2045 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     77

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.49%	0.24%	0.24%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.73%	0.58%	0.43%
Waivers and Expense Reimbursements[3,4]	(0.30)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

78     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$203	$161	$113
5 Years	$376	$299	$216
10 Years	$878	$702	$518

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     79

follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.38%	U.S. Equity	67.36%	● Equity Index Fund	67.36%
		International Equity	23.02%	● International Equity Index Fund	17.03%
				● Emerging Markets Equity Index Fund	5.99%
FIXED-INCOME	9.62%	Fixed-Income	9.62%	● Bond Index Fund	9.62%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

80     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     81

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

82     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.35%.

Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -14.77%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     83

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		–1.61%		6.98%
Return After Taxes on Distributions		–1.88%		6.65%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.74%		5.93%
Institutional Class	9/30/09
Return Before Taxes		–1.41%		7.22%
Premier Class	9/30/09
Return Before Taxes		–1.50%		7.10%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2045 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.39%		7.44%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

84     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     85

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2050 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

86     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.60%	0.34%	0.34%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.84%	0.68%	0.53%
Waivers and Expense Reimbursements[3,4]	(0.41)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     87

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$227	$182	$135
5 Years	$426	$344	$261
10 Years	$999	$813	$631

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

88     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.39%	U.S. Equity	67.36%	● Equity Index Fund	67.36%
		International Equity	23.03%	● International Equity Index Fund	17.03%
				● Emerging Markets Equity Index Fund	6.00%
FIXED-INCOME	9.61%	Fixed-Income	9.61%	● Bond Index Fund	9.61%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     89

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

90     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     91

listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.36%.

Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -14.85%, for the quarter ended September 30, 2011.

92     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Since Inception
Retirement Class	9/30/09		$
Return Before Taxes		–1.70%		6.98%
Return After Taxes on Distributions		–1.97%		6.64%
Return After Taxes on Distributions and Sale of
Fund Shares		–0.80%		5.93%
Institutional Class	9/30/09
Return Before Taxes		–1.41%		7.27%
Premier Class	9/30/09
Return Before Taxes		–1.50%		7.11%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		10.45%†
Lifecycle Index 2050 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		–1.39%		7.44%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2011, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     93

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

94     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2055 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     95

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	1.31%	1.06%	1.05%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.55%	1.40%	1.24%
Waivers and Expense Reimbursements[3,4]	(1.12)%	(1.07)%	(1.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%	0.33%	0.18%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

4

In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

96     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$44	$34	$18
3 Years	$379	$338	$288
5 Years	$738	$663	$579
10 Years	$1,750	$1,587	$1,406

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal-year ended May 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     97

follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.33%	U.S. Equity	67.32%	● Equity Index Fund	67.32%
		International Equity	23.01%	● International Equity Index Fund	17.02%
				● Emerging Markets Equity Index Fund	5.99%
FIXED-INCOME	9.67%	Fixed-Income	9.67%	● Bond Index Fund	9.67%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

98     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Underlying Funds, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     99

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

100     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other

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investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Index Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Index Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

Each of the Lifecycle Index Funds has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek an investment return that tracks particular market indices.

The Lifecycle Index Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

MORE ABOUT THE FUNDS’ STRATEGY

General Information About the Funds

This Prospectus describes the shares of eleven Lifecycle Index Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return

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characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the SAI are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment Glidepath and Target Allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, effective June 30, 2012, how the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes and each Fund’s current position on the glidepath. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ Investment Glidepath

Future Potential Investments

A portion of each Fund may be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’

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desired levels of risk and potential return at the particular time, and provided that the Funds have received the necessary exemptive relief from the SEC.

Rebalancing

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ COMPOSITE BENCHMARK INDICES

The composite benchmark index for each of the Funds is a composite of four unmanaged benchmark indices that represent the four market sectors in which each of the Funds invests across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s target allocations.

The four market sectors and the related benchmark indices for the Lifecycle Index Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI EAFE® + EM Index); Fixed-Income (Barclays U.S. Aggregate Bond Index); and Inflation-Protected Assets (Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series–L)).

For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index replaced the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

The benchmark indices for the Lifecycle Index Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2012 the market capitalization of companies in the Russell 3000® Index ranged from $53 million to $546.1 billion, with a mean market capitalization of $90.5 billion and a median market capitalization of $972 million. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

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MSCI EAFE® + EM Index (International Equity)

The MSCI EAFE® + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the Far East) and in 21 MSCI emerging countries. The MSCI EAFE® + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume, significant owners and other factors.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE® + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 7,819 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must be dollar denominated, have a minimum maturity of one year and a minimum par amount outstanding of $250 million, and the securities must be rated investment-grade or higher by at least two of the following ratings agencies: Moody’s, S&P and Fitch.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for all Urban Consumers (“CPI-U”). To be selected for inclusion in the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds

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may invest. For a discussion of the risks associated with these investments, see the “Additional Information on Principal Investment Risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Trust at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of large-mid- and small-cap equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index, which is also its benchmark index. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Russell 3000® Index.

Emerging Markets Equity Index Fund

Seeks a favorable long-term total return, mainly by investing in a diversified portfolio of equity securities selected to track publicly traded stocks in emerging markets, as represented by its benchmark index, the MSCI Emerging Markets Index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities within the MSCI Emerging Markets Index or in instruments with economic characteristics similar to all or a portion of the index.

International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index, which is also its benchmark index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the MSCI EAFE® Index.

Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities (including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities) that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on the Barclays U.S. Aggregate Bond Index. The Fund has a policy of investing in at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Barclays U.S. Aggregate Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

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ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUNDS AND UNDERLYING FUNDS

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities. Each Fund is subject to asset allocation risk, fund of funds risk, active management risk and underlying funds risk, which includes the risks of equity securities, fixed-income securities, and other investments in proportion to the allocation of Fund assets among Underlying Funds. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset Allocation Risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Index Risk

Each of the Lifecycle Index Funds may invest in the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund and the Bond Index Fund (each, an “Underlying Index Fund” and collectively, the “Underlying Index Funds”). Index Risk is the risk that the performance of an Underlying Index Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although each Underlying Index Fund generally attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Underlying Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of the Underlying Index Funds can guarantee that its performance will match or exceed its index for any period of time.

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Underlying Funds Risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity Securities Risks

Each Fund may gain exposure to some degree, depending on where it is on the investment glidepath, to equity securities through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Fund holds may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, the Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, the Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and

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economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of medium-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies are sometimes greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of small-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies are sometimes greater than those of more widely traded securities.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for

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foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

Fixed-Income Securities

Each Fund may gain exposure to some degree, depending on where it is on the investment glidepath, to fixed-income securities, through certain Underlying Funds. Each Fund, through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing the Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such non-investment grade securities may also be referred to as “high-yield” or “junk bonds”) because their issuers are typically in weaker financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income securities are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell than more highly rated securities.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which the Fund invests may be dramatically reduced or cease at any time, whether due to general

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market turmoil, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for the Fund to properly value such investments. In addition, the Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, the Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, the Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on fixed-income investments tend to decrease, which could adversely affect the Fund’s income. Conversely, when prevailing interest rates increase, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to decline. Depending on the timing of the purchase of a fixed-income investment and the price paid for it, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the

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prepayment rate and the resulting increase in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

Active Management Risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of Funds Risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and in equity and fixed-income securities investments that are discussed elsewhere in the Fund’s Prospectus and in the Fund’s SAI.

ADDITIONAL INFORMATION ON PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF UNDERLYING FUNDS

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Equity Index Fund, the International Equity Index Fund and the Emerging Markets Equity Index Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

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Each Equity Fund also may buy and sell (1) put and call options on securities of the types each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. The Equity Funds may use such options and futures contracts for hedging, cash management and increasing total return. Futures contracts permit an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency risk, the Equity Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Lifecycle Index Funds may also invest in ETFs, as well as exchange-traded notes (“ETNs”), for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Funds invest in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), they will bear a proportionate share of expenses charged by these pools or products to their investors. An ETF may trade at a premium or discount to NAV.

The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Index Fund and the Inflation-Linked Bond Fund (collectively, “the Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-

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Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Investments for Temporary Defensive Purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

PORTFOLIO TURNOVER

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rate of the Funds during recent fiscal periods is provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Funds and, ultimately, by shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

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SHARE CLASSES

Each Fund offers Retirement, Premier and Institutional Class shares in this Prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

MANAGEMENT OF THE FUNDS

THE FUNDS’ INVESTMENT ADVISER

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2012, Advisors and TCIM together had approximately $236 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table on Fees and Expenses in the Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision,

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furnishing an investment program for the Funds, determining which securities or other investments to purchase, sell or exchange and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

INVESTMENT MANAGEMENT FEES

Under the terms of the Management Agreement, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Lifecycle Index Fund. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.05% for the Lifecycle Index Retirement Income Fund; 0.04% for the Lifecycle Index 2010 Fund; 0.03% for the Lifecycle Index 2015 Fund; 0.03% for the Lifecycle Index 2020 Fund; 0.02% for the Lifecycle Index 2025 Fund; 0.01% for the Lifecycle Index 2030 Fund; 0.01% for the Lifecycle Index 2035 Fund; 0.01% for the Lifecycle Index 2040 Fund; 0.01% for the Lifecycle Index 2045 Fund; 0.01% for the Lifecycle Index 2050 Fund; and 0.01% for the Lifecycle Index 2055 Fund. These waivers will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Funds. These expense reimbursement arrangements will continue through at least September 30 2013, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the each Fund’s Management Agreement is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2012. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area(s) applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following

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is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
LIFECYCLE INDEX FUNDS
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director, oversight of equity research analysis team for U.S. market segments)	2006	1992	2006
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight responsibility for all quantitative equity strategies, equity index funds and asset allocation funds)	1996	1988	2009

The Funds’ SAI provides additional disclosure about the compensation structure for each of the Fund’s portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

OTHER SERVICES

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “other expenses” in the

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Fees and Expenses section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

DISTRIBUTION AND SERVICES ARRANGEMENTS

ALL CLASSES

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker/dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to sell shares of the Funds. For Premier and Retirement Class shares, TPIS may utilize some or all of the 12b-1 fees it receives from Premier and Retirement Class shares to pay such other intermediaries for services in connection with the sale, promotion and/or servicing of Premier and Retirement Class shares, respectively. In addition TPIS, Services or Advisors may pay intermediaries out of its own assets to support the distribution and/or servicing of Funds’ shares. Payments to intermediaries may include payments to certain third-party broker/dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms, as well as to provide transaction processing or administrative services.

RETIREMENT CLASS

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares that allows each Fund to compensate TPIS and other entities for expenses related to the sale and promotion of Retirement Class shares and providing ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may compensate TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds. TPIS has contractually agreed not to seek any payments from the Funds under the Distribution Plan through at least September 30, 2013. This agreement may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

PREMIER CLASS

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which each Fund pays TPIS an annual fee to

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compensate TPIS for TPIS’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, each Fund pays TPIS at the annual rate of 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution, promotional and shareholder account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

INSTITUTIONAL CLASS

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

CALCULATING SHARE PRICE

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Unaffiliated Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds of the Trust such Underlying Funds generally use market quotations or values obtained from independent pricing services to value such assets. Fixed-income securities with remaining maturities of 60 days or less that are held by the Underlying Funds of the Trust are generally valued using their amortized cost. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if

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events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The values of any securities of Unaffiliated Underlying Funds held by a Fund are based on the market value of the securities. The Funds use fair value pricing to value these securities under the same circumstances that the Underlying Funds of the Trust use fair value pricing to value their portfolio securities, as described above. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Money market instruments (other than those held by a money market Underlying Fund) with maturities of more than 60 days are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

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DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by the Fund and capital gains realized from the sale of investments. Each Fund plans to pay dividends on an annual basis (except for the Retirement Income Fund, which plans to pay dividends on a quarterly basis). Each Fund intends to pay net capital gains, if any, annually.

Dividends and capital gain distributions paid to Premier Class and Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional same class shares of the particular Fund. All other Premier and Retirement Class shareholders, as well as Institutional Class shareholders, may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On each Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

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TAXES

As with any investment, you should consider how your investment in any Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”). Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 0% to individual investors who are in the 10% or 15% tax bracket). These rates are currently scheduled to apply through 2012. Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” The favorable treatment of qualified dividends is currently scheduled to expire after 2012. Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first in/first out (FIFO), or some

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other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the

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Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

YOUR ACCOUNT: PURCHASING, REDEEMING
OR EXCHANGING SHARES

RETIREMENT CLASS

Eligibility – Retirement Class

Retirement Class shares of the Funds are (or may be made) available by or through:

• accounts established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) or 457 of the Code, that are sponsored or administered by TIAA-CREF.

• certain custody accounts sponsored or administered by TIAA-CREF that are established by individuals as IRAs pursuant to section 408 of the Code.

• certain intermediaries who have entered into a contract or arrangement with the Funds, or their investment adviser or distributor that enables them to purchase shares on behalf of their clients.

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

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Definition of Eligible Investor for Retirement Class

Collectively, intermediaries that are unaffiliated with TIAA-CREF and/or that do not provide custodial services to plans administered by TIAA-CREF, but that have contracted with the Trust or its affiliates to offer Retirement Class shares of the Funds are referred to as “Eligible Investors” in the rest of this “Retirement Class” section of this Prospectus.

Purchasing Shares – Retirement Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Retirement Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Retirement Class shares of the Funds by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Retirement Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Retirement Class shares of the Funds by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

The Funds impose no minimum investment requirement for Retirement Class shares. The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

Each Fund has the right to reject your custody application and to refuse to sell additional Retirement Class shares of the Fund to any investor for any reason. The Funds treat all orders to purchase Retirement Class shares as being received when they are received in “good order” by the Funds’ transfer agent

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(or other authorized Fund agent) (see below). Each Fund may suspend or terminate the offering of Retirement Class shares to your employer’s plan.

Allocating Retirement Contributions to the Fund—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Opening an IRA or Keogh Account

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account and purchase Retirement Class shares for their account. For more information about opening an IRA, please call the Funds’ Telephone Counseling Center at 800 842-2888 or go to the TIAA-CREF Web Center at www.tiaa-cref.org. The Funds reserve the right to limit the ability of IRA and Keogh accounts to purchase the Retirement Class of certain Funds.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when a Fund will not accept new investments. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

The Funds do not impose minimum investment requirements. However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Retirement Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund

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agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Retirement Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds and amount per Fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Retirement Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Retirement Class of a Fund through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Fund). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If any payment or transfer to a Fund is returned as “insufficient funds,” the Fund will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to

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investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Retirement Class shares of a Fund with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Retirement Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Retirement Class shares on any business day, subject to the terms of their employer’s plan, and Eligible Investors can redeem (sell) their Retirement Class shares on any business day. A redemption can be part of an exchange. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

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To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Retirement Class shares of other funds or series of the Trust available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Funds’ transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Retirement Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take ten days. If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to ERISA or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors. If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Retirement Class shares at any time. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

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If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, the Funds will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned

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figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retirement Class

Exchanging Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Retirement Class shares of a Fund for Retirement Class shares of another fund available under the plan (including other funds or series of the Trust, if available). An “exchange” means:

• a sale of Retirement Class shares of the Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another fund for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of the Fund for your participant, IRA or Annuity account; or

• a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

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Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Retirement Class shares in a Fund for Retirement Class shares of any other fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor, like a plan or intermediary, should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

PREMIER CLASS

Eligibility – Premier Class

Premier Class shares of the Funds are available for purchase by or through

• certain intermediaries or entities affiliated with TIAA-CREF including

• registered investment companies,

• state-sponsored tuition savings plans or healthcare saving accounts (“HSAs”),

• insurance company separate accounts advised by or affiliated with Advisors, or

• other affiliates of TIAA-CREF;

• other non-affiliated persons, entities or intermediaries including

• investment companies,

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• state-sponsored tuition savings plans or prepaid plans or insurance company separate accounts,

• employer-sponsored employee benefit plans which have entered into a contract or arrangement that enables them to purchase shares of the Fund, or

• through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans; or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Each Fund reserves the right to determine in its sole discretion whether any person, intermediary, or entity is eligible to purchase Premier Class shares.

Definition of Eligible Investor for Premier Class

Collectively, all investors in the Funds, except for investors through an employer–sponsored employee benefit plan sponsored or administered by TIAA-CREF, are referred to as “Eligible Investors” in the rest of this “Premier Class” section of this Prospectus.

Account Minimums (Not Applicable At the Participant Level)

With respect to the categories of investors listed below, the aggregate plan sizes related to these investors must be at least $100 million:

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where such accounts are established on a plan-level or omnibus basis; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

With respect to the categories of investors listed below, in addition to the $100 million minimum aggregate plan size noted above, an initial minimum investment of $1 million with respect to each Fund is required:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs whose clients pay asset-based fees to such entities for investment advisory, management or other services;

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• Trust companies that are not sponsored by an affiliate of Advisors;

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Any unaffiliated individual retirement plan or group retirement plan, or those retirement plans not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity provides services to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons or entities that the Funds may approve from time to time.

Please note that the $100 million aggregate plan size and the initial minimum investment requirements noted above must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Premier Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the plan size or initial minimum investment requirements are not met in a reasonable period of time, or if the aggregate plan size falls below $100 million. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares.

Each Fund reserves the right to waive or modify eligibility requirements for the Premier Class at any time for any investor or financial intermediary.

Purchasing Shares – Premier Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Premier Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Premier Class shares of a Fund by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Premier Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase

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of Premier Class shares of the Fund by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

No Minimum Investment Requirements are imposed at the Participant Level.

The Funds impose no minimum investment requirements for Premier Class shares on the participant level (however, see above for minimums on aggregate plan/account sizes). The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your application and to refuse to sell additional Premier Class shares to any investor for any reason. The Funds treat all orders to purchase Premier Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). Each Fund may suspend or terminate the offering of Premier Class shares to your employer’s plan.

Allocating Retirement Contributions to a Fund—For Participants Purchasing through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Premier Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks

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must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

See above for certain minimum investment limits on purchases of the Funds by certain investors and certain aggregate minimum plan/account sizes. Additionally, investors purchasing Premier Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Premier Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

Opening an account or purchasing shares by wire—Eligible Investors:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Premier Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a

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Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Premier Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return the money you sent.

• If you invest in the Premier Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If the Funds do not receive good funds through wire transfer, they will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Premier Class shares of a Fund with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for

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the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Premier Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Premier Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Premier Class shares on any business day, subject to the terms of their employer’s plan and Eligible Investors can redeem (sell) their Premier Class shares at any time. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Premier Class shares of other funds or series of the Trust available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Fund’s transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Premier Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

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If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to ERISA or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Premier Class shares at any time.

Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take up to 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 30

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calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Fund for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to other Fund shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of Fund assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Premier Class

Exchanging Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Premier Class shares of a Fund for Premier Class shares of another fund available under the plan (including other funds or series of the Trust, if available). An “exchange” means:

• a sale of Premier Class shares of a Fund held in your participant account and the use of the proceeds to purchase Premier Class shares of another Fund or other fund or series of the TIAA-CREF Funds for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Premier Class shares of a Fund for your participant or Annuity account; or

• a sale of Premier Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw

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redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (available 24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Premier Class shares in a Fund for Premier Class shares of any other Fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor like a plan or intermediary should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares.

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The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

INSTITUTIONAL CLASS

Eligibility – Institutional Class

Institutional Class shares of the Funds are available for purchase by or through:

• certain intermediaries affiliated with TIAA-CREF, or

• other non-affiliated persons or intermediaries who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or other affiliates of TIAA-CREF, such as

• state-sponsored tuition savings plans or prepaid plans,

• insurance company separate accounts,

• employer-sponsored employee benefit plans,

• accounts established by employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals such as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans, or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor and Direct Purchaser

Collectively, investors that have contracted with the Trust or its affiliates to offer Institutional Class shares of the Fund and entities that are affiliated with the Trust, Advisors or TPIS are referred to as “Eligible Investors” in this “Institutional Class” section of this Prospectus.

Under certain circumstances, Institutional Class shares of the Fund may be offered directly to certain eligible individuals or institutions (each, a “Direct Purchaser”).

Account Minimums—Certain Eligible Investors

No minimum initial investment is required to purchase Institutional Class shares of the Fund by or through the following categories of Eligible Investors:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs: (1) whose clients pay asset-based fees to such

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entities for investment advisory, management or other services; and (2) which are not compensated by the Funds for any services provided to clients who hold Fund shares through such entities;

• Trust companies, including both those affiliated with Advisors, such as TIAA-CREF Trust Company, FSB (the “Trust Company”) and other trust companies that are not affiliated with Advisors;

• Registered investment companies advised by or affiliated with Advisors, including funds of funds;

• State-sponsored tuition savings plans and healthcare savings accounts (“HSAs”) sponsored by Advisors or its affiliates;

• Insurance company separate accounts sponsored or administered by an insurance company that is affiliated with Advisors;

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where: (1) such accounts are established on a plan-level or omnibus basis; and (2) the plan, plan sponsor, any financial intermediary or any other entity is not compensated by the Funds for any services provided to investors who hold Fund shares through such entities; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

Account Minimums—Other Investors

With respect to the categories of investors listed below, a $2 million minimum initial investment amount for purchases of Institutional Class shares of the Funds is applicable:

• Individual or institutional investors, including financial institutions, corporations, partnerships, foundations, banks, trusts, endowments, government entities or other similar entities, that invest directly in a Fund (such Direct Purchasers will be subject to a $1,000 minimum subsequent investment requirement);

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent and which receive compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services;

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• Any individual retirement plan or group retirement plan that is not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity receives compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons, accounts, entities and categories of shareholders as determined by the Fund from time to time.

Please note that the initial minimum investment requirement must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, the Fund reserves the right to convert any Institutional Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the initial minimum investment requirement is not met in a reasonable period of time. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors who do not hold their Institutional Class shares directly with the Funds may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares. Eligible Investors (like financial intermediaries or employee benefit plans) may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements.

Each Fund reserves the right to waive or modify eligibility requirements for the Institutional Class at any time for any investor or financial intermediary.

Purchasing Shares – Institutional Class

Eligible Investors and Direct Purchasers may invest directly in the Institutional Class shares of the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

As described above, the Funds impose minimum investment requirements for certain Eligible Investors and Direct Purchasers. However, Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class

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shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire (Direct Purchasers and Eligible Investors):

Direct Purchasers should request an application from their Relationship Manager, who can help a Direct Purchaser complete the application or answer any questions that a Direct Purchaser may have about the application. A Direct Purchaser should send the Fund its application by mail, then call its Relationship Manager or the Fund directly to confirm that its account has been established. Or, the Direct Purchaser may forward its application and request for an account number directly to its Relationship Manager.

Eligible Investors or Direct Purchasers should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Index Funds—Institutional Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds and amount per Fund to be invested.

To buy additional shares by wire, Direct Purchasers and Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire, except that existing investors need not forward another account application.

To open an account or purchase shares by mail (Direct Purchasers Only):

Send your check, made payable to TIAA-CREF Funds, and application to:

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First Class Mail: The TIAA-CREF Lifecycle Index Funds—Institutional Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Lifecycle Index Funds—Institutional Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

To purchase additional shares by mail, send a check to either of the addresses listed above with the registration of the account, Fund account number, and the amount to be invested in each Fund.

Points to Remember for All Purchases—All Investors:

• Each investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Institutional Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their intermediary or plan sponsor (in addition to the fees and expenses deducted by the Funds).

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar-day hold on all purchases by check.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is

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believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• An investor’s ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit an Eligible Investor or Direct Purchaser to purchase Institutional Class shares of a Fund with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s or Direct Purchaser’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor and Direct Purchasers interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Redeeming Shares – Institutional Class

Eligible Investors and Direct Purchasers can redeem (sell) their Institutional Class shares on any business day. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

Redeeming Shares—For Shares Held Through an Eligible Investor

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

Redeeming Shares—For Shares Held By Direct Purchasers

If you are a Direct Purchaser, either contact your Relationship Manager or send your written request to one of the addresses listed in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section for applicable redemption requirements. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as

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registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

Direct Purchasers wishing to make redemption orders by telephone should call their Relationship Manager.

If you request a redemption, we will send the proceeds by check to the address of record or by electronic funds transfer to the bank account on file. A letter of instruction with a Medallion Signature Guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide Medallion Signature Guarantee. Please contact the Funds for further information.

Points to Remember—For All Redemptions

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

Redemption Proceeds—All Investors

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally

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held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Institutional Class

Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund.)

Exchanging Shares—Eligible Investors

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Eligible Investors can make an exchange through a telephone request by calling their Relationship Manager.

Exchanging Shares—Direct Purchasers

If you are a Direct Purchaser and would like to make an exchange, you may either call your Relationship Manager or send a letter of instruction to either of the addresses in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section. The letter must include your name, address, and the Funds and/or accounts you want to exchange between.

Exchange Requirements—All Investors

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore may be a taxable event. Any applicable minimum investment amounts on purchases also apply to exchanges.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

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CONVERSION OF SHARES – APPLICABLE TO ALL INVESTORS

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAVs of each class of a Fund will generally vary due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary Conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory Conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements,

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exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

IMPORTANT TRANSACTION INFORMATION

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

If you hold Institutional, Premier or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Fund before redeeming a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum Account Size.

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• Premier and Retirement Class. Except as noted above under “Eligibility - Premier Class.” there is currently no minimum account size for Premier or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a financial intermediary, you must give the Fund your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to back-up withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address.

• Premier and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 14 days (for Retirement, Premier and Institutional shares) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign

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the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account—Direct Purchasers Only. TPIS, a TIAA subsidiary, is the principal underwriter for the Funds, and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of investment companies or other pooled investment vehicles managed by TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Lifecycle Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

MARKET TIMING/EXCESSIVE TRADING POLICY—
APPLICABLE TO ALL INVESTORS

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such

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market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the Fund and then redeems or exchanges any monies out of the Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Fund. The Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

Each Fund also reserves the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to the Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

A Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAVs, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. At times, a Fund may agree to defer to an intermediary’s market timing policy if the Fund believes that the intermediary’s policy provides comparable protection of Fund

154     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

ELECTRONIC PROSPECTUSES

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

ADDITIONAL INFORMATION ABOUT INDEX PROVIDERS

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

GLOSSARY

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     155

years will rise (fall) two percent for every one percent decrease (increase) in its yield.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines to be of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

156     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Their report appears in the Trust’s Annual Report, which is available without charge upon request.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     157

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.36	$10.65		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.21	0.16		0.22	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	0.01	0.73		0.63	—
Total gain (loss) from
investment operations	0.22	0.89		0.85	0.00	(d)
Less distributions from:
Net investment income	(0.21)	(0.14)		(0.20)	—
Net realized gains	(0.03)	(0.04)		—	—
Total distributions	(0.24)	(0.18)		(0.20)	—
Net asset value,
end of period	$11.34	$11.36		$10.65	$10.00

TOTAL RETURN	2.02%	8.44	%(e)	8.56%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$622	$342		$274	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	1.16%	1.14	%(g)	2.07%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.31%	0.31	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.90%	2.20	%(g)	2.13%	(0.35	)%(g)
Portfolio turnover rate	25%	13	%(e)	39%	0	%(e)

158     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.36	$10.65		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.23	0.18		0.22	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	0.03	0.73		0.65	—
Total gain (loss) from
investment operations	0.26	0.91		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.24)	(0.16)		(0.22)	—
Net realized gains	(0.03)	(0.04)		—	—
Total distributions	(0.27)	(0.20)		(0.22)	—
Net asset value,
end of period	$11.35	$11.36		$10.65	$10.00

TOTAL RETURN	2.36%	8.56	%(e)	8.82%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$11,470	$7,447		$5,690	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.82%	0.76	%(g)	1.74%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.06%	0.06	%(g)	0.08%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	2.07%	2.51	%(g)	2.19%	(0.10	)%(g)
Portfolio turnover rate	25%	13	%(e)	39%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     159

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.35	$10.65		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.22	0.17		0.23	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	0.02	0.72		0.63	—
Total gain (loss) from
investment operations	0.24	0.89		0.86	0.00	(d)
Less distributions from:
Net investment income	(0.22)	(0.15)		(0.21)	—
Net realized gains	(0.03)	(0.04)		—	—
Total distributions	(0.25)	(0.19)		(0.21)	—
Net asset value,
end of period	$11.34	$11.35		$10.65	$10.00

TOTAL RETURN	2.21%	8.40	%(e)	8.67%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$2,568	$1,833		$272	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.98%	0.93	%(g)	1.91%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.21%	0.21	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.97%	2.30	%(g)	2.24%	(0.25	)%(g)
Portfolio turnover rate	25%	13	%(e)	39%	0	%(e)

160     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX RETIREMENT INCOME FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.13%, 0.12% and 0.13%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     161

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.72	$10.82		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.21	0.15		0.21	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.15)	0.92		0.65	—
Total gain (loss) from
investment operations	0.06	1.07		0.86	0.00	(d)
Less distributions from:
Net investment income	(0.21)	(0.16)		(0.04)	—
Net realized gains	(0.03)	(0.01)		—	—
Total distributions	(0.24)	(0.17)		(0.04)	—
Net asset value,
end of period	$11.54	$11.72		$10.82	$10.00

TOTAL RETURN	0.58%	9.98	%(e)	8.67%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,044	$695		$300	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.56%	0.63	%(g)	1.22%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.32%	0.32	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.81%	2.03	%(g)	2.01%	(0.35	)%(g)
Portfolio turnover rate	25%	38	%(e)	43%	0	%(e)

162     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.75	$10.84		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.23	0.20		0.17	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.13)	0.89		0.72	—
Total gain (loss) from
investment operations	0.10	1.09		0.89	0.00	(d)
Less distributions from:
Net investment income	(0.22)	(0.17)		(0.05)	—
Net realized gains	(0.03)	(0.01)		—	—
Total distributions	(0.25)	(0.18)		(0.05)	—
Net asset value,
end of period	$11.60	$11.75		$10.84	$10.00

TOTAL RETURN	0.92%	10.14	%(e)	8.94%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$64,002	$49,573		$30,599	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.26%	0.28	%(g)	0.80%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.07%	0.07	%(g)	0.07%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	2.04%	2.67	%(g)	1.65%	(0.10	)%(g)
Portfolio turnover rate	25%	38	%(e)	43%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     163

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.73	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.22	0.18		0.22	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.14)	0.90		0.66	—
Total gain (loss) from
investment operations	0.08	1.08		0.88	0.00	(d)
Less distributions from:
Net investment income	(0.21)	(0.17)		(0.05)	—
Net realized gains	(0.03)	(0.01)		—	—
Total distributions	(0.24)	(0.18)		(0.05)	—
Net asset value,
end of period	$11.57	$11.73		$10.83	$10.00

TOTAL RETURN	0.74%	10.02	%(e)	8.79%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$12,701	$7,766		$753	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.41%	0.43	%(g)	1.04%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.22%	0.22	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.87%	2.36	%(g)	2.08%	(0.25	)%(g)
Portfolio turnover rate	25%	38	%(e)	43%	0	%(e)

164     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2010 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.12%, 0.11% and 0.12%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     165

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.86	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.19	0.11		0.20	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.25)	1.09		0.67	—
Total gain (loss) from
investment operations	(0.06)	1.20		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.20)	(0.17)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.21)	(0.17)		(0.04)	—
Net asset value,
end of period	$11.59	$11.86		$10.83	$10.00

TOTAL RETURN	(0.40)%	11.18	%(e)	8.69%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$9,527	$1,880		$327	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.51%	0.56	%(g)	1.07%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.33%	0.33	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.64%	1.47	%(g)	1.89%	(0.35	)%(g)
Portfolio turnover rate	21%	13	%(e)	23%	0	%(e)

166     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.90	$10.85		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.23	0.19		0.14	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.27)	1.03		0.75	—
Total gain (loss) from
investment operations	(0.04)	1.22		0.89	0.00	(d)
Less distributions from:
Net investment income	(0.21)	(0.17)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.22)	(0.17)		(0.04)	—
Net asset value,
end of period	$11.64	$11.90		$10.85	$10.00

TOTAL RETURN	(0.21)%	11.43	%(e)	8.96%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$102,292	$74,426		$43,294	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.22%	0.24	%(g)	0.64%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.08%	0.08	%(g)	0.07%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.97%	2.52	%(g)	1.38%	(0.10	)%(g)
Portfolio turnover rate	21%	13	%(e)	23%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     167

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.88	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.21	0.19		0.20	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.27)	1.03		0.67	—
Total gain (loss) from
investment operations	(0.06)	1.22		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.20)	(0.17)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.21)	(0.17)		(0.04)	—
Net asset value,
end of period	$11.61	$11.88		$10.83	$10.00

TOTAL RETURN	(0.39)%	11.41	%(e)	8.72%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$15,447	$9,054		$758	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.37%	0.40	%(g)	0.90%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.23%	0.22	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.82%	2.47	%(g)	1.97%	(0.25	)%(g)
Portfolio turnover rate	21%	13	%(e)	23%	0	%(e)

168     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2015 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.10% and 0.11%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     169

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.01	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.18	0.09		0.19	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.40)	1.26		0.68	—
Total gain (loss) from
investment operations	(0.22)	1.35		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.17)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.20)	(0.17)		(0.04)	—
Net asset value,
end of period	$11.59	$12.01		$10.83	$10.00

TOTAL RETURN	(1.70)%	12.58	%(e)	8.73%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$8,485	$2,363		$304	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.51%	0.54	%(g)	1.06%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.34%	0.33	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.55%	1.20	%(g)	1.80%	(0.35	)%(g)
Portfolio turnover rate	14%	11	%(e)	22%	0	%(e)

170     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.04	$10.85		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.22	0.19		0.12	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.41)	1.18		0.78	—
Total gain (loss) from
investment operations	(0.19)	1.37		0.90	0.00	(d)
Less distributions from:
Net investment income	(0.21)	(0.18)		(0.05)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.22)	(0.18)		(0.05)	—
Net asset value,
end of period	$11.63	$12.04		$10.85	$10.00

TOTAL RETURN	(1.49)%	12.74	%(e)	9.00%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$121,899	$84,549		$51,737	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.21%	0.23	%(g)	0.62%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.09%	0.08	%(g)	0.07%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.88%	2.48	%(g)	1.16%	(0.10	)%(g)
Portfolio turnover rate	14%	11	%(e)	22%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     171

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.02	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.20	0.18		0.18	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.41)	1.18		0.69	—
Total gain (loss) from
investment operations	(0.21)	1.36		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.20)	(0.17)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.21)	(0.17)		(0.04)	—
Net asset value,
end of period	$11.60	$12.02		$10.83	$10.00

TOTAL RETURN	(1.67)%	12.72	%(e)	8.76%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$27,047	$19,670		$1,851	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.36%	0.38	%(g)	0.85%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.24%	0.23	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.71%	2.38	%(g)	1.72%	(0.25	)%(g)
Portfolio turnover rate	14%	11	%(e)	22%	0	%(e)

172     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2020 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.10% and 0.10%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     173

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.15	$10.82		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.19	0.13		0.18	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.56)	1.38		0.69	—
Total gain (loss) from
investment operations	(0.37)	1.51		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.18)		(0.05)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.20)	(0.18)		(0.05)	—
Net asset value,
end of period	$11.58	$12.15		$10.82	$10.00

TOTAL RETURN	(2.97)%	14.06	%(e)	8.69%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$5,837	$1,125		$324	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.51%	0.57	%(g)	1.10%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.34%	0.33	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.66%	1.65	%(g)	1.69%	(0.35	)%(g)
Portfolio turnover rate	12%	9	%(e)	16%	0	%(e)

174     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.18	$10.84		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.21	0.19		0.10	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.55)	1.33		0.79	—
Total gain (loss) from
investment operations	(0.34)	1.52		0.89	0.00	(d)
Less distributions from:
Net investment income	(0.20)	(0.18)		(0.05)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.21)	(0.18)		(0.05)	—
Net asset value,
end of period	$11.63	$12.18		$10.84	$10.00

TOTAL RETURN	(2.70)%	14.21	%(e)	8.96%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$120,360	$86,413		$51,228	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.21%	0.23	%(g)	0.65%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.09%	0.08	%(g)	0.07%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.82%	2.49	%(g)	0.97%	(0.10	)%(g)
Portfolio turnover rate	12%	9	%(e)	16%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     175

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.16	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.19	0.19		0.17	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.54)	1.32		0.71	—
Total gain (loss) from
investment operations	(0.35)	1.51		0.88	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.18)		(0.05)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.20)	(0.18)		(0.05)	—
Net asset value,
end of period	$11.61	$12.16		$10.83	$10.00

TOTAL RETURN	(2.79)%	14.09	%(e)	8.82%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$18,118	$11,066		$1,664	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.36%	0.39	%(g)	0.89%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.24%	0.23	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.66%	2.40	%(g)	1.61%	(0.25	)%(g)
Portfolio turnover rate	12%	9	%(e)	16%	0	%(e)

176     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2025 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.10%, 0.09% and 0.10%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     177

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.31	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.18	0.13		0.15	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.70)	1.53		0.72	—
Total gain (loss) from
investment operations	(0.52)	1.66		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.18)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.18)		(0.04)	—
Net asset value,
end of period	$11.60	$12.31		$10.83	$10.00

TOTAL RETURN	(4.10)%	15.52	%(e)	8.69%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$7,553	$2,415		$455	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.51%	0.54	%(g)	1.01%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.35%	0.34	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.54%	1.62	%(g)	1.47%	(0.35	)%(g)
Portfolio turnover rate	10%	9	%(e)	16%	0	%(e)

178     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.35	$10.86		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.21	0.19		0.07	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.71)	1.49		0.83	—
Total gain (loss) from
investment operations	(0.50)	1.68		0.90	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.19)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.20)	(0.19)		(0.04)	—
Net asset value,
end of period	$11.65	$12.35		$10.86	$10.00

TOTAL RETURN	(3.89)%	15.64	%(e)	9.06%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$124,802	$91,910		$56,944	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.21%	0.22	%(g)	0.59%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.10%	0.09	%(g)	0.07%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.76%	2.46	%(g)	0.71%	(0.10	)%(g)
Portfolio turnover rate	10%	9	%(e)	16%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     179

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.32	$10.84		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.18	0.18		0.16	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.69)	1.49		0.72	—
Total gain (loss) from
investment operations	(0.51)	1.67		0.88	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.19)		(0.04)	—
Net asset value,
end of period	$11.62	$12.32		$10.84	$10.00

TOTAL RETURN	(4.00)%	15.54	%(e)	8.82%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$22,673	$15,655		$1,095	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.36%	0.37	%(g)	0.83%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.24	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.57%	2.33	%(g)	1.56%	(0.25	)%(g)
Portfolio turnover rate	10%	9	%(e)	16%	0	%(e)

180     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2030 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.09% and 0.09%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     181

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.44	$10.82		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.18	0.13		0.15	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.86)	1.68		0.71	—
Total gain (loss) from
investment operations	(0.68)	1.81		0.86	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.19)		(0.04)	—
Net asset value,
end of period	$11.57	$12.44		$10.82	$10.00

TOTAL RETURN	(5.36)%	16.89	%(e)	8.64%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$6,337	$1,597		$404	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.51%	0.55	%(g)	1.04%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.35%	0.34	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.54%	1.61	%(g)	1.41%	(0.35	)%(g)
Portfolio turnover rate	19%	10	%(e)	10%	0	%(e)

182     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.48	$10.84		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.20	0.19		0.05	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.85)	1.65		0.84	—
Total gain (loss) from
investment operations	(0.65)	1.84		0.89	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.20)		(0.05)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.20)	(0.20)		(0.05)	—
Net asset value,
end of period	$11.63	$12.48		$10.84	$10.00

TOTAL RETURN	(5.07)%	17.12	%(e)	8.91%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$125,358	$91,325		$56,430	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.21%	0.23	%(g)	0.61%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.10%	0.09	%(g)	0.07%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.71%	2.46	%(g)	0.52%	(0.10	)%(g)
Portfolio turnover rate	19%	10	%(e)	10%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     183

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.46	$10.83		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.18	0.18		0.14	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.85)	1.64		0.73	—
Total gain (loss) from
investment operations	(0.67)	1.82		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.04)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.19)		(0.04)	—
Net asset value,
end of period	$11.60	$12.46		$10.83	$10.00

TOTAL RETURN	(5.26)%	17.00	%(e)	8.77%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$13,777	$7,916		$1,336	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.36%	0.38	%(g)	0.85%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.24	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.51%	2.31	%(g)	1.40%	(0.25	)%(g)
Portfolio turnover rate	19%	10	%(e)	10%	0	%(e)

184     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2035 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     185

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.48	$10.84		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.18	0.11		0.15	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.89)	1.72		0.71	—
Total gain (loss) from
investment operations	(0.71)	1.83		0.86	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.02)	—
Net realized gains	(0.02)	—		—	—
Total distributions	(0.20)	(0.19)		(0.02)	—
Net asset value,
end of period	$11.57	$12.48		$10.84	$10.00

TOTAL RETURN	(5.62)%	17.06	%(e)	8.62%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$7,751	$1,882		$395	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.49%	0.54	%(g)	0.88%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.35%	0.34	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.53%	1.37	%(g)	1.41%	(0.35	)%(g)
Portfolio turnover rate	17%	10	%(e)	11%	0	%(e)

186     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.52	$10.87		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.20	0.20		0.04	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.89)	1.65		0.86	—
Total gain (loss) from
investment operations	(0.69)	1.85		0.90	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.20)		(0.03)	—
Net realized gains	(0.02)	—		—	—
Total distributions	(0.21)	(0.20)		(0.03)	—
Net asset value,
end of period	$11.62	$12.52		$10.87	$10.00

TOTAL RETURN	(5.42)%	17.19	%(e)	8.98%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$170,934	$119,510		$79,123	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.19%	0.21	%(g)	0.47%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.10%	0.09	%(g)	0.07%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.72%	2.46	%(g)	0.42%	(0.10	)%(g)
Portfolio turnover rate	17%	10	%(e)	11%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     187

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.49	$10.85		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.18	0.18		0.14	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.88)	1.65		0.73	—
Total gain (loss) from
investment operations	(0.70)	1.83		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.02)	—
Net realized gains	(0.02)	—		—	—
Total distributions	(0.20)	(0.19)		(0.02)	—
Net asset value,
end of period	$11.59	$12.49		$10.85	$10.00

TOTAL RETURN	(5.52)%	17.08	%(e)	8.74%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$16,233	$11,311		$1,790	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.34%	0.37	%(g)	0.69%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.24	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.50%	2.32	%(g)	1.32%	(0.25	)%(g)
Portfolio turnover rate	17%	10	%(e)	11%	0	%(e)

188     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2040 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     189

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.39	$10.77		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.16	0.16		0.15	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.86)	1.65		0.71	—
Total gain (loss) from
investment operations	(0.70)	1.81		0.86	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.09)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.19)		(0.09)	—
Net asset value,
end of period	$11.50	$12.39		$10.77	$10.00

TOTAL RETURN	(5.56)%	16.98	%(e)	8.67%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$2,967	$596		$325	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.64%	0.70	%(g)	1.53%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.35%	0.34	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.39%	1.99	%(g)	1.46%	(0.35	)%(g)
Portfolio turnover rate	25%	11	%(e)	10%	0	%(e)

190     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.42	$10.79		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.19	0.19		0.09	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.87)	1.64		0.80	—
Total gain (loss) from
investment operations	(0.68)	1.83		0.89	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.20)		(0.10)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.20)	(0.20)		(0.10)	—
Net asset value,
end of period	$11.54	$12.42		$10.79	$10.00

TOTAL RETURN	(5.36)%	17.13	%(e)	8.94%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$45,913	$28,529		$17,294	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.34%	0.35	%(g)	1.15%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.10%	0.09	%(g)	0.08%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.67%	2.42	%(g)	0.90%	(0.10	)%(g)
Portfolio turnover rate	25%	11	%(e)	10%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     191

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.40	$10.78		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.17	0.18		0.16	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.86)	1.63		0.71	—
Total gain (loss) from
investment operations	(0.69)	1.81		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.09)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.19)		(0.09)	—
Net asset value,
end of period	$11.52	$12.40		$10.78	$10.00

TOTAL RETURN	(5.46)%	17.01	%(e)	8.80%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$7,202	$4,521		$408	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.49%	0.51	%(g)	1.37%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.24	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.49%	2.25	%(g)	1.57%	(0.25	)%(g)
Portfolio turnover rate	25%	11	%(e)	10%	0	%(e)

192     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2045 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     193

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.38	$10.76		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.16	0.17		0.15	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.86)	1.64		0.71	—
Total gain (loss) from
investment operations	(0.70)	1.81		0.86	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.19)		(0.10)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.19)		(0.10)	—
Net asset value,
end of period	$11.49	$12.38		$10.76	$10.00

TOTAL RETURN	(5.57)%	17.01	%(e)	8.67%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,692	$404		$286	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.75%	0.80	%(g)	1.80%	875.82	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.35%	0.34	%(g)	0.33%	0.35	%(g)
Ratio of net investment
income (loss) to
average net assets	1.35%	2.14	%(g)	1.49%	(0.35	)%(g)
Portfolio turnover rate	30%	12	%(e)	11%	0	%(e)

194     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.42	$10.78		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.20	0.18		0.11	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.88)	1.66		0.78	—
Total gain (loss) from
investment operations	(0.68)	1.84		0.89	0.00	(d)
Less distributions from:
Net investment income	(0.19)	(0.20)		(0.11)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.20)	(0.20)		(0.11)	—
Net asset value,
end of period	$11.54	$12.42		$10.78	$10.00

TOTAL RETURN	(5.36)%	17.26	%(e)	8.94%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$30,943	$19,744		$11,539	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.44%	0.43	%(g)	1.46%	670.85	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.10%	0.09	%(g)	0.08%	0.10	%(g)
Ratio of net investment
income (loss) to
average net assets	1.68%	2.35	%(g)	1.10%	(0.10	)%(g)
Portfolio turnover rate	30%	12	%(e)	11%	0	%(e)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     195

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.39	$10.77		$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (c)	0.17	0.18		0.16	0.00	(d)
Net realized and
unrealized gain (loss)
on total investments	(0.86)	1.64		0.71	—
Total gain (loss) from
investment operations	(0.69)	1.82		0.87	0.00	(d)
Less distributions from:
Net investment income	(0.18)	(0.20)		(0.10)	—
Net realized gains	(0.01)	—		—	—
Total distributions	(0.19)	(0.20)		(0.10)	—
Net asset value,
end of period	$11.51	$12.39		$10.77	$10.00

TOTAL RETURN	(5.46)%	17.04	%(e)	8.80%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$3,683	$2,458		$328	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.59%	0.60	%(g)	1.65%	875.72	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.24	%(g)	0.23%	0.25	%(g)
Ratio of net investment
income (loss) to
average net assets	1.48%	2.27	%(g)	1.59%	(0.25	)%(g)
Portfolio turnover rate	30%	12	%(e)	11%	0	%(e)

196     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2050 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Fund commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The percentages shown for this period are not annualized.

(f)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

(g)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     197

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/12		05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.87		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.13		0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.70)		(0.13)
Total gain (loss) from
investment operations	(0.57)		(0.13)
Less distributions from:
Net investment income	(0.13)		—
Net realized gains	(0.00	)(c)	—
Total distributions	(0.13)		—
Net asset value,
end of period	$9.17		$9.87

TOTAL RETURN	(5.59)%		(1.30	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$966		$987
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.46%		9.33	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.35%		0.35	%(f)
Ratio of net investment
income (loss) to
average net assets	1.38%		(0.09	)%(f)
Portfolio turnover rate	7%		1	%(d)

198     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/12		05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.87		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.15		0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.69)		(0.13)
Total gain (loss) from
investment operations	(0.54)		(0.13)
Less distributions from:
Net investment income	(0.15)		—
Net realized gains	(0.00	)(c)	—
Total distributions	(0.15)		—
Net asset value,
end of period	$9.18		$9.87

TOTAL RETURN	(5.33)%		(1.30	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$8,376		$7,896
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.15%		8.35	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.10%		0.10	%(f)
Ratio of net investment
income (loss) to
average net assets	1.63%		0.16	%(f)
Portfolio turnover rate	7%		1	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     199

FINANCIAL HIGHLIGHTS (concluded)

LIFECYCLE INDEX 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/12		05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.87		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.14		0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.70)		(0.13)
Total gain (loss) from
investment operations	(0.56)		(0.13)
Less distributions from:
Net investment income	(0.14)		—
Net realized gains	(0.00	)(c)	—
Total distributions	(0.14)		—
Net asset value,
end of period	$9.17		$9.87

TOTAL RETURN	(5.53)%		(1.30	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$986		$987
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.31%		9.18	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%		0.25	%(f)
Ratio of net investment
income (loss) to
average net assets	1.52%		0.01	%(f)
Portfolio turnover rate	7%		1	%(d)

(a)	The Fund commenced operations on April 29, 2011.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.

(e)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 and May 31, 2011 were 0.09% and 0.09%, respectively.

(f)	The percentages shown for this period are annualized.

200     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

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FOR MORE INFORMATION ABOUT TIAA-CREF FUNDS

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2012 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important Information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12014 (10/12)

PROSPECTUS

OCTOBER 1, 2012

TIAA-CREF LIFESTYLE FUNDS

of the TIAA-CREF Funds

Fund Class Ticker:	Retail Class	Retirement Class	Premier Class	Institutional Class
▪ Lifestyle Income Fund	TSILX	TLSRX	TSIPX	TSITX
▪ Lifestyle Conservative Fund	TSCLX	TSCTX	TLSPX	TCSIX
▪ Lifestyle Moderate Fund	TSMLX	TSMTX	TSMPX	TSIMX
▪ Lifestyle Growth Fund	TSGLX	TSGRX	TSGPX	TSGGX
▪ Lifestyle Aggressive Growth Fund	TSALX	TSARX	TSAPX	TSAIX

This Prospectus describes the Retail, Retirement, Premier and Institutional Class shares offered by five investment portfolios (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifestyle Funds (the “Lifestyle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information

Lifestyle Income Fund

Investment Objective 5

Fees and Expenses 5

Shareholder Fees 5

Annual Fund Operating Expenses 6

Example 6

Portfolio Turnover 7

Principal Investment Strategies 7

Principal Investment Risks 8

Past Performance 9

Portfolio Management 9

Purchase and Sale of Fund Shares 9

Tax Information 10

Payments to Broker-Dealers and Other Financial Intermediary Compensation 10

Summary Information

Lifestyle Conservative Fund

Investment Objective 11

Fees and Expenses 11

Shareholder Fees 11

Annual Fund Operating Expenses 12

Example 12

Portfolio Turnover 13

Principal Investment Strategies 13

Principal Investment Risks 14

Past Performance 15

Portfolio Management 15

Purchase and Sale of Fund Shares 15

Tax Information 16

Payments to Broker-Dealers and Other Financial Intermediary Compensation 16

Summary Information

Lifestyle Moderate Fund

Investment Objective 17

Fees and Expenses 17

Shareholder Fees 17

Annual Fund Operating Expenses 18

Example 18

Portfolio Turnover 19

Principal Investment Strategies 19

Principal Investment Risks 20

Past Performance 21

Portfolio Management 21

Purchase and Sale of Fund Shares 21

Tax Information 22

Payments to Broker-Dealers and Other Financial Intermediary Compensation 22

Summary Information

Lifestyle Growth Fund

Investment Objective 23

Fees and Expenses 23

Shareholder Fees 23

Annual Fund Operating Expenses 24

Example 24

Portfolio Turnover 25

Principal Investment Strategies 25

Principal Investment Risks 26

Past Performance 27

Portfolio Management 27

Purchase and Sale of Fund Shares 27

Tax Information 28

Payments to Broker-Dealers and Other Financial Intermediary Compensation 28

Summary Information

Lifestyle Aggressive Growth Fund

Investment Objective 29

Fees and Expenses 29

Shareholder Fees 29

Annual Fund Operating Expenses 30

Example 30

Portfolio Turnover 31

Principal Investment Strategies 31

Principal Investment Risks 32

Past Performance 33

Portfolio Management 33

Purchase and Sale of Fund Shares 33

Tax Information 34

Payments to Broker-Dealers and Other Financial Intermediary Compensation 34

Additional Information About Investment Strategies and Risks 34

Additional Information About the Funds 34

More About the Funds’ Strategies 35

Additional Information About the Funds’ Composite Indices 36

Additional Information About the Underlying Funds 38

Additional Information on Principal Investment Risks of the Funds and Underlying Funds 40

Additonal Information on Principal and Non-Principal Investment Strategies and Risks of Underlying Funds 47

Portfolio Holdings 49

Portfolio Turnover 49

Share Classes 49

Management of the Funds 50

The Funds’ Investment Adviser 50

Investment Management Fees 51

Portfolio Management Team 51

Other Services 52

Distribution and Services Arrangements 52

Other Arrangements 54

Calculating Share Price 54

Dividends and Distributions 55

Taxes 56

Your Account: Purchasing, Redeeming or Exchanging Shares 59

Retail Class 59

Eligibility – Retail Class 59

Purchasing Shares – Retail Class 60

Redeeming Shares – Retail Class 64

Exchanging Shares – Retail Class 66

Retirement Class 68

Eligibility – Retirement Class 68

Purchasing Shares – Retirement Class 69

Redeeming Shares – Retirement Class 72

Exchanging Shares – Retirement Class 75

Premier Class 76

Eligibility – Premier Class 76

Purchasing Shares – Premier Class 78

Redeeming Shares – Premier Class 82

Exchanging Shares – Premier Class 84

Institutional Class 86

Eligibility – Institutional Class 86

Purchasing Shares – Institutional Class 88

Redeeming Shares – Institutional Class 91

Exchanging Shares – Institutional Class 93

Conversion of Shares 93

Important Transaction Information 95

Market Timing/Excessive Trading Policy 98

Electronic Prospectuses 100

Additional Information About Index Providers 100

Glossary 100

Financial Highlights 101

SUMMARY INFORMATION

TIAA-CREF LIFESTYLE INCOME FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Fund seeks current income with some capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15.00	0%	0%	0%

TIAA-CREF Lifestyle Funds  ■  Prospectus     5

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	0.25%	—	0.15%	—
Other Expenses[1]	0.83%	0.95%	0.71%	0.71%
Acquired Fund Fees and Expenses[2]	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.54%	1.41%	1.32%	1.17%
Waivers and Expense Reimbursements[3]	(0.69)%	(0.70)%	(0.71)%	(0.71)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%	0.71%	0.61%	0.46%

1	Other Expenses are estimates for the current fiscal year.
2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.49% of average daily net assets for Retail Class shares; (ii) 0.35% of average daily net assets for Retirement Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; and (iv) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$87	$73	$62	$47
3 Years	$419	$377	$348	$301

6     Prospectus  ■  TIAA-CREF Lifestyle Funds

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2012, the Fund’s portfolio turnover rate was 3% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking current income with some capital appreciation through a relatively stable asset allocation strategy targeting an income-oriented and conservative risk-return profile. The Fund generally seeks to meet its investment objective by investing: (1) approximately 20% of its assets in equity Underlying Funds and (2) approximately 80% of its assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to 10% depending upon current market conditions and outlook.

The Underlying Fund allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. The Fund might sometimes be more heavily weighted toward equities or fixed-income than otherwise targeted, if the portfolio managers believe market conditions warrant. For example, the Fund might increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds of the Trust or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of

TIAA-CREF Lifestyle Funds  ■  Prospectus     7

various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2012, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	20.65%	U.S. Equity	14.38%	• Large-Cap Value Fund	3.58%
				• Large-Cap Growth Fund	3.51%
				• Growth & Income Fund	3.00%
				• Enhanced Large-Cap Value Index Fund	1.34%
				• Enhanced Large-Cap Growth Index Fund	1.31%
				• Small-Cap Equity Fund	1.10%
				• Mid-Cap Value Fund	0.28%
				• Mid-Cap Growth Fund	0.26%
		International Equity	6.27%	• International Equity Fund	2.84%
				• Enhanced International Equity Index Fund	1.92%
				• Emerging Markets Equity Fund	1.51%
FIXED-INCOME	79.35%	Fixed-Income	39.66%	• Bond Plus Fund	19.84%
				• Bond Fund	19.82%
		Short-Term Fixed-Income	39.69%	• Short-Term Bond Fund	39.69%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund

8     Prospectus  ■  TIAA-CREF Lifestyle Funds

targets its investments in a higher percentage of fixed-income Underlying Funds, Fixed-Income Underlying Fund Risks are expected to predominate.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

TIAA-CREF Lifestyle Funds  ■  Prospectus     9

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10     Prospectus  ■  TIAA-CREF Lifestyle Funds

SUMMARY INFORMATION

TIAA-CREF LIFESTYLE
CONSERVATIVE FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of current income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15.00	0%	0%	0%

TIAA-CREF Lifestyle Funds  ■  Prospectus     11

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	0.25%	—	0.15%	—
Other Expenses[1]	0.68%	0.79%	0.55%	0.55%
Acquired Fund Fees and Expenses[2]	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.43%	1.29%	1.20%	1.05%
Waivers and Expense Reimbursements[3]	(0.54)%	(0.54)%	(0.55)%	(0.55)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%	0.75%	0.65%	0.50%

1	Other Expenses are estimates for the current fiscal year.
2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.49% of average daily net assets for Retail Class shares; (ii) 0.35% of average daily net assets for Retirement Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; and (iv) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$91	$77	$66	$51
3 Years	$399	$356	$326	$279

12     Prospectus  ■  TIAA-CREF Lifestyle Funds

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2012, the Fund’s portfolio turnover rate was 17% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term total return, consisting of current income and capital appreciation, through a relatively stable asset allocation strategy targeting a conservative risk-return profile. The Fund generally seeks to meet its investment objective by investing: (1) approximately 40% of its assets in equity Underlying Funds and (2) approximately 60% of its assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to 10% depending upon current market conditions and outlook.

The Underlying Fund allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. The Fund might sometimes be more heavily weighted toward equities or fixed-income than otherwise targeted, if the portfolio managers believe market conditions warrant. For example, the Fund might increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds of the Trust or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of

TIAA-CREF Lifestyle Funds  ■  Prospectus     13

various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2012, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.73%	U.S. Equity	28.40%	• Large-Cap Value Fund	7.06%
				• Large-Cap Growth Fund	6.93%
				• Growth & Income Fund	5.93%
				• Enhanced Large-Cap Value Index Fund	2.65%
				• Enhanced Large-Cap Growth Index Fund	2.60%
				• Small-Cap Equity Fund	2.17%
				• Mid-Cap Value Fund	0.55%
				• Mid-Cap Growth Fund	0.51%
		International Equity	12.33%	• International Equity Fund	5.65%
				• Enhanced International Equity Index Fund	3.74%
				• Emerging Markets Equity Fund	2.94%
FIXED-INCOME	59.27%	Fixed-Income	39.50%	• Bond Plus Fund	29.63%
				• Bond Fund	9.87%
		Short-Term Fixed-Income	19.77%	• Short-Term Bond Fund	19.77%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

14     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other

TIAA-CREF Lifestyle Funds  ■  Prospectus     15

account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16     Prospectus  ■  TIAA-CREF Lifestyle Funds

SUMMARY INFORMATION

TIAA-CREF LIFESTYLE
MODERATE FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15.00	0%	0%	0%

TIAA-CREF Lifestyle Funds  ■  Prospectus     17

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	0.25%	—	0.15%	—
Other Expenses[1]	0.57%	0.68%	0.44%	0.44%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.37%	1.23%	1.14%	0.99%
Waivers and Expense Reimbursements[3]	(0.43)%	(0.43)%	(0.44)%	(0.44)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%	0.80%	0.70%	0.55%

1	Other Expenses are estimates for the current fiscal year.
2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.49% of average daily net assets for Retail Class shares; (ii) 0.35% of average daily net assets for Retirement Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; and (iv) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$96	$82	$72	$56
3 Years	$391	$348	$319	$271

18     Prospectus  ■  TIAA-CREF Lifestyle Funds

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2012, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term total return, consisting of capital appreciation and current income, through a relatively stable asset allocation strategy targeting a moderate risk-return profile. The Fund generally seeks to meet its investment objective by investing: (1) approximately 60% of its assets in equity Underlying Funds and (2) approximately 40% of its assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to 10% depending upon current market conditions and outlook.

The Underlying Fund allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. The Fund might sometimes be more heavily weighted toward equities or fixed-income than otherwise targeted, if the portfolio managers believe market conditions warrant. For example, the Fund might increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds of the Trust or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of

TIAA-CREF Lifestyle Funds  ■  Prospectus     19

various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2012, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	60.74%	U.S. Equity	42.29%	• Large-Cap Value Fund	10.52%
				• Large-Cap Growth Fund	10.32%
				• Growth & Income Fund	8.83%
				• Enhanced Large-Cap Value Index Fund	3.94%
				• Enhanced Large-Cap Growth Index Fund	3.87%
				• Small-Cap Equity Fund	3.23%
				• Mid-Cap Value Fund	0.82%
				• Mid-Cap Growth Fund	0.76%
		International Equity	18.45%	• International Equity Fund	8.42%
				• Enhanced International Equity Index Fund	5.62%
				• Emerging Markets Equity Fund	4.41%
FIXED-INCOME	39.26%	Fixed-Income	39.26%	• Bond Plus Fund	39.26%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies,

20     Prospectus  ■  TIAA-CREF Lifestyle Funds

such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

TIAA-CREF Lifestyle Funds  ■  Prospectus     21

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22     Prospectus  ■  TIAA-CREF Lifestyle Funds

SUMMARY INFORMATION

TIAA-CREF LIFESTYLE GROWTH FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital with some current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15.00	0%	0%	0%

TIAA-CREF Lifestyle Funds  ■  Prospectus     23

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	0.25%	—	0.15%	—
Other Expenses[1]	0.65%	0.76%	0.52%	0.52%
Acquired Fund Fees and Expenses[2]	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.48%	1.34%	1.25%	1.10%
Waivers and Expense Reimbursements[3]	(0.51)%	(0.51)%	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.83%	0.73%	0.58%

1	Other Expenses are estimates for the current fiscal year.
2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.49% of average daily net assets for Retail Class shares; (ii) 0.35% of average daily net assets for Retirement Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; and (iv) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$99	$85	$75	$59
3 Years	$418	$374	$345	$298

24     Prospectus  ■  TIAA-CREF Lifestyle Funds

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2012, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term growth of capital with some current income through a relatively stable asset allocation strategy targeting a growth-oriented risk-return profile. The Fund generally seeks to meet its investment objective by investing: (1) approximately 80% of its assets in equity Underlying Funds and (2) approximately 20% of its assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to 10% depending upon current market conditions and outlook.

The Underlying Fund allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. The Fund might sometimes be more heavily weighted toward equities or fixed-income than otherwise targeted, if the portfolio managers believe market conditions warrant. For example, the Fund might increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds of the Trust or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of

TIAA-CREF Lifestyle Funds  ■  Prospectus     25

various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2012, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.59%	U.S. Equity	56.10%	• Large-Cap Growth Fund	13.92%
				• Large-Cap Value Fund	13.74%
				• Growth & Income Fund	11.66%
				• Enhanced Large-Cap Growth Index Fund	5.19%
				• Enhanced Large-Cap Value Index Fund	5.15%
				• Small-Cap Equity Fund	4.36%
				• Mid-Cap Value Fund	1.05%
				• Mid-Cap Growth Fund	1.03%
		International Equity	24.49%	• International Equity Fund	11.12%
				• Enhanced International Equity Index Fund	7.49%
				• Emerging Markets Equity Fund	5.88%
FIXED-INCOME	19.41%	Fixed-Income	19.41%	• Bond Plus Fund	19.41%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a higher percentage of equity Underlying Funds, Equity Underlying Fund Risks are expected to predominate.

26     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other

TIAA-CREF Lifestyle Funds  ■  Prospectus     27

account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28     Prospectus  ■  TIAA-CREF Lifestyle Funds

SUMMARY INFORMATION

TIAA-CREF LIFESTYLE AGGRESSIVE GROWTH FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15.00	0%	0%	0%

TIAA-CREF Lifestyle Funds  ■  Prospectus     29

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	0.25%	—	0.15%	—
Other Expenses[1]	0.85%	0.97%	0.73%	0.73%
Acquired Fund Fees and Expenses[2]	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.71%	1.58%	1.49%	1.34%
Waivers and Expense Reimbursements[3]	(0.71)%	(0.72)%	(0.73)%	(0.73)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	0.86%	0.76%	0.61%

1	Other Expenses are estimates for the current fiscal year.
2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.49% of average daily net assets for Retail Class shares; (ii) 0.35% of average daily net assets for Retirement Class shares; (iii) 0.25% of average daily net assets for Premier Class shares; and (iv) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$102	$88	$78	$62
3 Years	$469	$428	$399	$352

30     Prospectus  ■  TIAA-CREF Lifestyle Funds

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2012, the Fund’s portfolio turnover rate was 2% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term growth of capital through a relatively stable asset allocation strategy targeting an aggressive growth risk-return profile. The Fund generally seeks to meet its investment objective by investing: (1) approximately 100% of its assets in equity Underlying Funds and (2) approximately 0% of its assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to 10% depending upon current market conditions and outlook.

The Underlying Fund allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. The Fund might sometimes be more heavily weighted toward equities or fixed-income than otherwise targeted, if the portfolio managers believe market conditions warrant. For example, the Fund might increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds of the Trust or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of

TIAA-CREF Lifestyle Funds  ■  Prospectus     31

various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2012, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	100.00%	U.S. Equity	69.62%	• Large-Cap Value Fund	17.34%
				• Large-Cap Growth Fund	16.97%
				• Growth & Income Fund	14.54%
				• Enhanced Large-Cap Value Index Fund	6.49%
				• Enhanced Large-Cap Growth Index Fund	6.37%
				• Small-Cap Equity Fund	5.33%
				• Mid-Cap Value Fund	1.35%
				• Mid-Cap Growth Fund	1.23%
		International Equity	30.38%	• International Equity Fund	13.82%
				• Enhanced International Equity Index Fund	9.29%
				• Emerging Markets Equity Fund	7.27%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a significantly higher percentage of equity Underlying Funds, Equity Underlying Fund Risks are expected to predominate.

32     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other

TIAA-CREF Lifestyle Funds  ■  Prospectus     33

account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Fund is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other

34     Prospectus  ■  TIAA-CREF Lifestyle Funds

investment pools or investment products (collectively, the “Underlying Funds”). Each Fund invests in Underlying Funds according to a relatively stable asset allocation strategy corresponding to its risk-return profile. Each Underlying Fund invests primarily in equity securities or fixed-income securities, and the ratio among equity Underlying Funds and fixed-income Underlying Funds creates the risk-return profile for each Fund.

The use of a particular index as the Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval. The Funds are not appropriate for market timing. You should not invest in a Fund if you are a market timer.

No one can assure that a Fund will achieve its investment objective and investors should not consider an investment in a Fund to be a complete investment program or appropriate for the investment of a majority of an investor’s assets.

Please see the Glossary towards the end of this Prospectus for certain defined terms used in this Prospectus.

MORE ABOUT THE FUNDS’ STRATEGIES

General Information About the Funds

This Prospectus describes the shares of five Lifestyle Funds, a sub-family of funds offered by the TIAA-CREF Funds. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment.

The target allocations among equity and fixed-income Underlying Funds for the five Lifestyle Funds are set forth in the table below:

Fund Name	Equity Allocation	Fixed-Income Allocation
Lifestyle Aggressive Growth Fund	100%	0%
Lifestyle Growth Fund	80%	20%
Lifestyle Moderate Fund	60%	40%
Lifestyle Conservative Fund	40%	60%
Lifestyle Income Fund	20%	80%

Allocations for the Funds are based on historical risk-return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund performs in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the SAI are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

TIAA-CREF Lifestyle Funds  ■  Prospectus     35

Rebalancing and Tactical Allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Underlying Funds’ portfolios, rebalancings, reallocations or other adjustments may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation, and investor sentiment. As well, the views and insights of the portfolio managers of the Underlying Funds are considered. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying Funds to handle additional purchases and redemptions and works with the Underlying Fund portfolio managers to minimize disruptions related to cash flows.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ COMPOSITE INDICES

In addition to a broad-based market index, each Fund compares its performance to a composite index as described below. The composite indices described below are unmanaged, and you cannot invest directly in an index.

The composite index for each Fund is comprised of two to four unmanaged benchmark indices that represent the four market sectors in which each Fund could invest across the equity and fixed-income asset classes. The composite index is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors.

The market sectors and the related benchmark indices for the Funds are set forth below:

Lifestyle Aggressive Growth: U.S. Equity (Russell 3000® Index); and International Equity (MSCI ACWI® ex-USA Index);

Lifestyle Growth: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI® ex-USA Index); and Fixed-Income (Barclays U.S. Aggregate Bond Index);

Lifestyle Moderate: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI® ex-USA Index); and Fixed-Income (Barclays U.S. Aggregate Bond Index);

Lifestyle Conservative: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI® ex-USA Index); Fixed-Income (Barclays U.S. Aggregate Bond Index); and Short-Term Fixed-Income (Barclays 1-5 Year U.S. Government/Credit Index); and

36     Prospectus  ■  TIAA-CREF Lifestyle Funds

Lifestyle Income: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI® ex-USA Index); Fixed-Income (Barclays U.S. Aggregate Bond Index); and Short-Term Fixed-Income (Barclays 1-5 Year U.S. Government/Credit Index).

The indices that comprise the Funds’ composites are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2012 the market capitalization of companies in the Russell 3000® Index ranged from $53 million to $546.1 billion, with a mean market capitalization of $90.5 billion and a median market capitalization of $972 million. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI ACWI ex-USA Index (International Equity)

The MSCI ACWI (All Country World Index) ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance by capturing large and mid-capitalization representation of developed and emerging markets. The MSCI ACWI ex-USA Index consists of 44 country indices comprising 23 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 7,819 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must be dollar denominated, have a minimum maturity of one year and a minimum par amount outstanding of $250 million, and the securities must be rated investment-grade or higher by at least two of the following ratings agencies: Moody’s, S&P and Fitch.

TIAA-CREF Lifestyle Funds  ■  Prospectus     37

Barclays 1-5 Year U.S. Government/Credit Index (Short-Term Fixed-Income)

The Barclays 1-5 Year U.S. Government/Credit Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds are expected to invest. For a discussion of the risks associated with these investments, see the “Additional Information on Principal Investment Risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Trust at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

38     Prospectus  ■  TIAA-CREF Lifestyle Funds

Fund	Investment Objective and Strategies/Benchmark
Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000®
Value Index.

Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

TIAA-CREF Lifestyle Funds  ■  Prospectus     39

Fund	Investment Objective and Strategies/Benchmark

Global Natural Resources Fund

Seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

Bond Fund

Seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income consistent with preserving capital. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund Report AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income consistent with preservation of capital by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Barclays 1-5 Year U.S. Government/Credit Index.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUNDS AND UNDERLYING FUNDS

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities. Each Fund is subject to asset allocation

40     Prospectus  ■  TIAA-CREF Lifestyle Funds

risk, fund of funds risk, active management risk and underlying funds risk, which includes the risks of equity securities, fixed-income securities, and other investments in proportion to the allocation of Fund assets among Underlying Funds. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset Allocation Risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds Risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity Securities Risks

Each Fund may gain exposure to some degree, depending on where it is on the risk/return spectrum, to equity securities through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as

TIAA-CREF Lifestyle Funds  ■  Prospectus     41

significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Fund holds may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, the Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or overpriced) when acquired and therefore do not perform as anticipated.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, the Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

42     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of medium-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies are sometimes greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of small-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies are sometimes greater than those of more widely traded securities.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

TIAA-CREF Lifestyle Funds  ■  Prospectus     43

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Enhanced Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an Enhanced Index Fund to actually underperform its respective index.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.

Fixed-Income Securities

Each Fund may gain exposure to some degree, depending on where it is on the risk/return spectrum, to fixed-income securities, through certain Underlying Funds. Each Fund, through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing the Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such non-

44     Prospectus  ■  TIAA-CREF Lifestyle Funds

investment grade securities may also be referred to as “high-yield” or “junk bonds”) because their issuers are typically in weaker financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income securities are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell than more highly rated securities.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which the Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for the Fund to properly value such investments. In addition, the Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, the Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, the Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on fixed-income investments tend to decrease, which could adversely affect the Fund’s income. Conversely, when prevailing interest rates increase, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to decline. Depending on the timing of the purchase of a fixed-income investment and the price paid for it, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on

TIAA-CREF Lifestyle Funds  ■  Prospectus     45

homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

Active Management Risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of Funds Risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and in equity and fixed-income securities investments that are discussed elsewhere in the Fund’s Prospectus and in the Fund’s SAI.

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ADDITIONAL INFORMATION ON PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF UNDERLYING FUNDS

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the International Equity Fund, the Enhanced International Equity Index Fund, the Global Natural Resources Fund and the Emerging Markets Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Equity Fund also may buy and sell (1) put and call options on securities of the types each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. The Equity Funds may use such options and futures contracts for hedging, cash management and increasing total return. Futures contracts permit an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency risk, the Equity Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Funds may also invest in ETFs, as well as exchange-traded notes (“ETNs”), for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Funds invest in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), they will bear a proportionate share of expenses charged by these pools or products to their investors. An ETF may trade at a premium or discount to NAV.

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The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference (“CFD”), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund and the Short-Term Bond Fund (collectively, “the Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives Risk

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. A derivative may involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps and other types of derivative instruments may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of the Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund could lose more than the amount

48     Prospectus  ■  TIAA-CREF Lifestyle Funds

invested. Investment returns could depend primarily upon the performance of securities that the Underlying Fund does not own.

Investments for Temporary Defensive Purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

PORTFOLIO TURNOVER

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods will be provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Funds and, ultimately, by shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

SHARE CLASSES

Each Fund offers Retail, Retirement, Premier and Institutional Class shares in this Prospectus. Each Fund’s investments are held by the Fund as a whole,

TIAA-CREF Lifestyle Funds  ■  Prospectus     49

not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

MANAGEMENT OF THE FUNDS

THE FUNDS’ INVESTMENT ADVISER

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2012, Advisors and TCIM together had approximately $236 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table on Fees and Expenses in the Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision, furnishing an investment program for the Funds, determining which securities or other investments to purchase, sell or exchange and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the

50     Prospectus  ■  TIAA-CREF Lifestyle Funds

various service providers to the Funds, such as the custodian and transfer agent.

INVESTMENT MANAGEMENT FEES

Under the terms of the Management Agreement, Advisors receives a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors also receives management fees as the investment adviser to the Underlying Funds.

Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement is available in the Funds’ shareholder report for the fiscal period ended May 31, 2012. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area(s) applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
LIFESTYLE FUNDS
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director, oversight of equity research analysis team for U.S. market segments)	2006	1992	2011
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight responsibility for all quantitative equity strategies, equity index funds and asset allocation funds)	1996	1988	2011

TIAA-CREF Lifestyle Funds  ■  Prospectus     51

The Funds’ SAI provides additional disclosure about the compensation structure for each of the Fund’s portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

OTHER SERVICES

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “other expenses” in the Fees and Expenses section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

DISTRIBUTION AND SERVICES ARRANGEMENTS

ALL CLASSES

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker/dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to sell shares of the Funds. For Premier Class and Retail Class shares, TPIS may utilize some or all of the 12b-1 fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for services in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares, respectively. In addition TPIS, Services or Advisors may pay intermediaries out of its own assets to support the distribution and/or servicing of Funds’ shares. Payments to intermediaries may include payments to certain third-party broker/dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms, as well as to provide transaction processing or administrative services.

52     Prospectus  ■  TIAA-CREF Lifestyle Funds

RETAIL CLASS

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which each Fund pays TPIS an annual fee for TPIS’ or other entities’ services related to the sale and promotion of Retail Class shares.

Under the plan, each Fund pays TPIS and TPIS may, in turn, pay another entity at the annual rate of 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

More information about the Funds’ distribution and services arrangements for Retail Class shares appears in the Funds’ SAI.

RETIREMENT CLASS

TPIS distributes the Funds’ Retirement Class shares.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

PREMIER CLASS

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which each Fund pays TPIS an annual fee to compensate TPIS for TPIS’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, each Fund pays TPIS at the annual rate of 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution, promotional and shareholder account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

INSTITUTIONAL CLASS

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

TIAA-CREF Lifestyle Funds  ■  Prospectus     53

OTHER ARRANGEMENTS

Advisors also pays Services or other intermediaries an administrative charge at an annual rate of 0.25% of average daily net assets attributable to Retirement Class shares to compensate such intermediaries for maintenance of Retirement Class shares held on their platforms.

CALCULATING SHARE PRICE

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Unaffiliated Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds of the Trust (other than for the Money Market Fund), such Underlying Funds generally use market quotations or values obtained from independent pricing services to value such assets. Fixed-income securities with remaining maturities of 60 days or less that are held by the Underlying Funds of the Trust are generally valued using their amortized cost. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of

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an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The values of any securities of Unaffiliated Underlying Funds held by a Fund are based on the market value of the securities. The Funds use fair value pricing to value these securities under the same circumstances that the Underlying Funds of the Trust use fair value pricing to value their portfolio securities, as described above. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Money market instruments (other than those held by a money market Underlying Fund) with maturities of more than 60 days are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by the Fund and capital gains realized from the sale of investments. Each Fund plans to pay dividends according to the following schedule:

Annually: Lifestyle Aggressive Growth Fund and Lifestyle Growth Fund

TIAA-CREF Lifestyle Funds  ■  Prospectus     55

Quarterly: Lifestyle Conservative Fund, Lifestyle Moderate Fund and Lifestyle Income Fund. Each Fund intends to pay net capital gains, if any, annually.

Dividends and capital gain distributions paid to Premier Class and Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional same class shares of the particular Fund. All other Premier and Retirement Class shareholders, as well as Institutional and Retail Class shareholders, may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On each Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

TAXES

As with any investment, you should consider how your investment in any Fund will be taxed.

56     Prospectus  ■  TIAA-CREF Lifestyle Funds

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”). Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 0% to individual investors who are in the 10% or 15% tax bracket). These rates are currently scheduled to apply through 2012. Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” The favorable treatment of qualified dividends is currently scheduled to expire after 2012. Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first in/first out (FIFO), or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the

TIAA-CREF Lifestyle Funds  ■  Prospectus     57

shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are

58     Prospectus  ■  TIAA-CREF Lifestyle Funds

held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

YOUR ACCOUNT: PURCHASING, REDEEMING
OR EXCHANGING SHARES

RETAIL CLASS

Eligibility – Retail Class

Types of Accounts

Retail Class shares are available for purchase in the following types of accounts:

• Individual accounts (for one person) or Joint accounts (more than one person) including Transfer on Death (TOD) accounts (see below for more details).

• Financial advisor accounts.

• Trust accounts (other than foreign trust accounts).

• Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

• Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

• Coverdell Education Savings Accounts (“Coverdell” accounts, formerly Education IRAs). These accounts let you shelter investment income from federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

• Corporate and Institutional accounts.

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• Omnibus accounts held by financial intermediaries, platforms, programs, plans and other similar entities (collectively, “financial intermediaries”) on behalf of other investors.

• Registered and unregistered investment company accounts.

• Other accounts, entities and categories of shareholders as may be approved by the Funds from time to time.

The Funds will only accept accounts with a U.S. address of record; the Funds will not accept accounts with a foreign address of record. Additionally, the Funds will not accept a P.O. Box as the address of record.

For more information about opening an IRA or corporate or institutional account, please call the Funds at 800 223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

Purchasing Shares – Retail Class

How to Open an Account and Make Subsequent Investments

To open an account, send the Funds a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the application, call one of the Funds’ consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org. If you intend to hold your shares indirectly through a financial intermediary, please contact the intermediary about initiating purchases of Fund shares or making additional purchases.

The minimum initial investment for Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for all other accounts, including custodial (UGMA/UTMA) accounts is $2,500 per Fund account.

Subsequent investments for all account types must be at least $100 per Fund account. Financial intermediaries may enforce their own minimum initial and subsequent investment minimums. The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts. The Funds will not accept third-party checks. (Any check not made payable directly to TIAA-CREF Funds-Retail Class will be considered a third-party check). The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund

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agent). Financial intermediaries may have their own independent good order and eligibility requirements. (See below.)

To Open An Account On-Line: Please visit the Funds’ Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, or custodian (UGMA or UTMA) account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

To Open An Account By Mail: Send your check, made payable to TIAA-CREF Funds—Retail Class, and application to:

First Class Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

Once submitted, your transaction cannot be modified or canceled.

To Open An Account By Wire: Send a completed and signed application by mail, then call the Funds to confirm that your account has been established. Instruct your bank to wire money to:

 State Street Bank and Trust Company

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99052771

Specify on the wire:

• The TIAA-CREF Funds—Retail Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund and amount to be invested.

You can purchase additional shares in any of the following ways:

By Mail: Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper to give us your name, address, Fund account number, the Fund you want to invest in and the amount to be invested in the Funds.

By Automatic Investment Plan (AIP): You can make subsequent investments automatically by electing to utilize the Automatic Investment Plan on your initial application or later upon request. By electing this option you

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authorize the Funds to take regular, automatic withdrawals from your bank account.

To begin this service, send the Funds a voided checking or savings account investment slip. It will take the Funds up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after the Funds receive your request.

By Telephone: Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds over the telephone. There is a $100,000 limit on these purchases. Telephone requests cannot be modified or canceled.

All shareholders automatically have the right to buy shares by telephone provided bank account information and a voided check were provided at the time the account was established. If you do not want the telephone purchase option, you can indicate this on the application or call the Funds at 800 223-1200 anytime after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from the Funds’ website.

Over the Internet: With TIAA-CREF’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Wire: To buy additional shares by wire, follow the instructions above for opening an account by wire (please note that there is no need to forward another account application once the account has been established and you are making a subsequent investment).

Note that if you hold Fund shares through a financial intermediary, you must contact the intermediary to purchase additional shares.

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Points to Remember for All Purchases

• Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” (see below) and the money you sent will be returned to you.

• The Funds reserve the right to reject any application, investment or purchase request. There may be circumstances when a Fund will not accept new investments without prior notice to shareholders.

• Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below).

• If you hold your shares through a financial intermediary, it may charge you additional fees. Contact your financial intermediary to find out if it imposes any other conditions, such as a higher minimum investment requirement, on your transactions.

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar day hold on all purchases by check, or through electronic funds transfer.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

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In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit a shareholder to purchase Retail Class shares of a Fund with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund's investment policies and restrictions. If the Fund accepts the securities, the shareholder’s account will be credited with Retail Class shares equal in net asset value to the market value of the securities received. Shareholders who are investing through a financial intermediary or plan who are interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact the Funds directly.

Redeeming Shares – Retail Class

You can redeem (sell) your Retail Class shares on any business day. If you hold your Fund shares through a financial intermediary, please contact the intermediary to sell your shares. Your intermediary may have different requirements and restrictions on redemptions than the Funds.

Usually, the Funds send your redemption proceeds to you on the next business day after the Funds receive your request, but not later than seven days afterwards, assuming the request is received in good order by the Funds’ transfer agent (or other authorized Fund agent) (see below). If a redemption of shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take up to 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

The Funds send redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, the Funds generally will require a letter of instruction with a Medallion Signature Guarantee for each account holder (see below). The Funds can send your redemption proceeds by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read “Points to Remember When Redeeming,” below.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

You Can Redeem Shares In Any Of The Following Ways:

By Mail: Send your written request to either of the addresses listed in the “How to Open an Account and Make Subsequent Investments” section. Requests must include: account number, transaction amount (in dollars or

64     Prospectus  ■  TIAA-CREF Lifestyle Funds

shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

Over the Internet: With TIAA-CREF’s Web Center, you can redeem shares over the Internet. There is a $100,000 limit on these redemptions. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Telephone: Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

All shareholders with telephone redemption option automatically receive the Internet redemption option. If you do not want to be able to redeem by telephone or Internet, indicate this on your application or call the Funds anytime after opening your account. Telephone or Internet redemptions are not available for IRA accounts.

By Systematic Redemption Plan: You can elect this feature only from accounts with balances of at least $5,000. The applicable Fund will automatically redeem shares each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) and provide you with a check or electronic transfer to your bank. You must specify the dollar amount of the redemption.

If you want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change.

The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling the Funds. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after the Funds receive your instructions.

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Points To Remember When Redeeming:

• The Funds cannot accept redemption requests specifying a certain price or date; these requests will be deemed to be not in “good order” (see below) and will be returned.

• If you request a redemption by telephone or by Internet within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send the Funds your request in writing with a Medallion Signature Guarantee of all owners exactly as registered on the account.

• If a redemption of shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take up to 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, a shareholder redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The shareholder receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retail Class

Investors holding Retail Class shares are accorded certain exchange privileges involving their Retail Class shares of the Fund. For purposes of making an exchange involving Retail Class shares, an “exchange” means:

• a sale (redemption) of Retail Class shares of the Fund and the use of the proceeds to purchase Retail Class shares of another fund or series of the Trust.

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In each case, these exchanges may be made on any business day, subject to the exchange privilege limitations described below and in the section below entitled “Market Timing/Excessive Trading Policy.” The minimum investment amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange into a fund in which you already own shares must be at least $50. An exchange to a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

Exchanges between funds can be made only if the accounts are registered identically in the same name(s), address and Social Security number or taxpayer identification number.

If you hold your shares through a financial intermediary, please contact the intermediary to exchange Fund shares. Please note that financial intermediaries may have their own limitations, restrictions or fees on exchange requests.

You Can Make Exchanges In Any Of The Following Ways:

By Mail: Send a letter of instruction to either of the addresses in the “How to Open an Account and Make Subsequent Investments” section. The letter must include your name, address, and the funds and accounts you want to exchange between.

By Telephone: Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

Over the Internet: You can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at
www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

By Systematic Exchange: You can elect this feature only if the balance of the Fund account from which you are transferring shares is at least $5,000. The Funds automatically redeem Retail Class shares from the Funds and purchase Retail Class shares in another fund or series of the Trust each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the funds involved in the exchange. An exchange into a fund in which you already own shares must be for at least $50, and an exchange into a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

If you want to set up a systematic exchange, you can contact the Funds and they will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the Funds. Requests to establish, terminate, or change the

TIAA-CREF Lifestyle Funds  ■  Prospectus     67

amount or frequency of exchanges will become effective within 5 days after the Funds receive your instructions.

Points To Remember When Exchanging:

• Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the funds into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

• The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. A Fund may do this, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market timing activity.

• An exchange is considered a sale of securities, and therefore is taxable.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

RETIREMENT CLASS

Eligibility – Retirement Class

Retirement Class shares of the Funds are (or may be made) available by or through:

• accounts established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) or 457 of the Code, that are sponsored or administered by TIAA-CREF.

• certain custody accounts sponsored or administered by TIAA-CREF that are established by individuals as IRAs pursuant to section 408 of the Code.

• certain intermediaries who have entered into a contract or arrangement with the Funds, or their investment adviser or distributor that enables them to purchase shares on behalf of their clients.

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor for Retirement Class

Collectively, intermediaries that are unaffiliated with TIAA-CREF and/or that do not provide custodial services to plans administered by TIAA-CREF, but that have contracted with the Trust or its affiliates to offer Retirement Class

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shares of the Funds are referred to as “Eligible Investors” in the rest of this “Retirement Class” section of this Prospectus.

Purchasing Shares – Retirement Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Retirement Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Retirement Class shares of the Funds by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Retirement Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Retirement Class shares of the Funds by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

The Funds impose no minimum investment requirement for Retirement Class shares. The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

Each Fund has the right to reject your custody application and to refuse to sell additional Retirement Class shares of the Fund to any investor for any reason. The Funds treat all orders to purchase Retirement Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). Each Fund may suspend or terminate the offering of Retirement Class shares to your employer’s plan.

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Allocating Retirement Contributions to the Fund—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Opening an IRA or Keogh Account

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account and purchase Retirement Class shares for their account. For more information about opening an IRA, please call the Funds’ Telephone Counseling Center at 800 842-2888 or go to the TIAA-CREF Web Center at www.tiaa-cref.org. The Funds reserve the right to limit the ability of IRA and Keogh accounts to purchase the Retirement Class of certain Funds.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when a Fund will not accept new investments. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

The Funds do not impose minimum investment requirements. However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Retirement Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties

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and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Retirement Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds and amount per Fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Retirement Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Retirement Class of a Fund through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Fund). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If any payment or transfer to a Fund is returned as “insufficient funds,” the Fund will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your

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account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Retirement Class shares of a Fund with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Retirement Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Retirement Class shares on any business day, subject to the terms of their employer’s plan, and Eligible Investors can redeem (sell) their Retirement Class shares on any business day. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

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You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Retirement Class shares of other funds or series of the Trust available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Funds’ transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Retirement Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take ten days. If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to ERISA or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors. If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Retirement Class shares at any time.

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests

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generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, the Funds will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner

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represent a portion of the Fund’s or an Underlying Fund's entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retirement Class

Exchanging Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Retirement Class shares of a Fund for Retirement Class shares of another fund available under the plan (including other funds or series of the Trust, if available). An “exchange” means:

• a sale of Retirement Class shares of the Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another fund for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of the Fund for your participant, IRA or Annuity account; or

• a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives

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you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Retirement Class shares in a Fund for Retirement Class shares of any other fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor, like a plan or intermediary, should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

PREMIER CLASS

Eligibility – Premier Class

Premier Class shares of the Funds are available for purchase by or through

• certain intermediaries or entities affiliated with TIAA-CREF including

• registered investment companies,

• state-sponsored tuition savings plans or healthcare saving accounts (“HSAs”),

• insurance company separate accounts advised by or affiliated with Advisors, or

• other affiliates of TIAA-CREF;

• other non-affiliated persons, entities or intermediaries including

• investment companies,

• state-sponsored tuition savings plans or prepaid plans or insurance company separate accounts,

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• employer-sponsored employee benefit plans which have entered into a contract or arrangement that enables them to purchase shares of the Fund, or

• through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans; or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Each Fund reserves the right to determine in its sole discretion whether any person, intermediary, or entity is eligible to purchase Premier Class shares.

Definition of Eligible Investor for Premier Class

Collectively, all investors in the Funds, except for investors through an employer–sponsored employee benefit plan sponsored or administered by TIAA-CREF, are referred to as “Eligible Investors” in the rest of this “Premier Class” section of this Prospectus.

Account Minimums (Not Applicable At the Participant Level)

With respect to the categories of investors listed below, the aggregate plan sizes related to these investors must be at least $100 million:

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where such accounts are established on a plan-level or omnibus basis; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

With respect to the categories of investors listed below, in addition to the $100 million minimum aggregate plan size noted above, an initial minimum investment of $1 million with respect to each Fund is required:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs whose clients pay asset-based fees to such entities for investment advisory, management or other services;

• Trust companies that are not sponsored by an affiliate of Advisors;

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• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Any unaffiliated individual retirement plan or group retirement plan, or those retirement plans not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity provides services to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons or entities that the Funds may approve from time to time.

Please note that the $100 million aggregate plan size and the initial minimum investment requirements noted above must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Premier Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the plan size or initial minimum investment requirements are not met in a reasonable period of time, or if the aggregate plan size falls below $100 million. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares.

Each Fund reserves the right to waive or modify eligibility requirements for the Premier Class at any time for any investor or financial intermediary.

Purchasing Shares – Premier Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Premier Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Premier Class shares of a Fund by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Premier Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Premier Class shares of the Fund by reinvesting retirement plan proceeds

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that were previously invested in another investment vehicle available under your employer’s plan.

No Minimum Investment Requirements are imposed at the Participant Level.

The Funds impose no minimum investment requirements for Premier Class shares on the participant level (however, see above for minimums on aggregate plan/account sizes). The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your application and to refuse to sell additional Premier Class shares to any investor for any reason. The Funds treat all orders to purchase Premier Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). Each Fund may suspend or terminate the offering of Premier Class shares to your employer’s plan.

Allocating Retirement Contributions to a Fund—For Participants Purchasing through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Premier Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks

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must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

See above for certain minimum investment limits on purchases of the Funds by certain investors and certain aggregate minimum plan/account sizes. Additionally, investors purchasing Premier Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Premier Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

Opening an account or purchasing shares by wire—Eligible Investors:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Premier Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a

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Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Premier Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return the money you sent.

• If you invest in the Premier Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If the Funds do not receive good funds through wire transfer, they will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Premier Class shares of a Fund with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for

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the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Premier Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Premier Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Premier Class shares on any business day, subject to the terms of their employer’s plan and Eligible Investors can redeem (sell) their Premier Class shares at any time. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Premier Class shares of other funds or series of the Trust available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Fund’s transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Premier Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

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If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to ERISA or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Premier Class shares at any time.

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take up to 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock

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exchange. A notary public cannot provide a signature guarantee. Please contact the Fund for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to other Fund shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of Fund assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Premier Class

Exchanging Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Premier Class shares of a Fund for Premier Class shares of another fund available under the plan (including other funds or series of the Trust, if available). An “exchange” means:

• a sale of Premier Class shares of a Fund held in your participant account and the use of the proceeds to purchase Premier Class shares of another Fund or other fund or series of the TIAA-CREF Funds for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Premier Class shares of a Fund for your participant or Annuity account; or

• a sale of Premier Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

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• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (available 24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Premier Class shares in a Fund for Premier Class shares of any other Fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor like a plan or intermediary should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

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INSTITUTIONAL CLASS

Eligibility – Institutional Class

Institutional Class shares of the Funds are available for purchase by or through:

• certain intermediaries affiliated with TIAA-CREF, or

• other non-affiliated persons or intermediaries who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or other affiliates of TIAA-CREF, such as

• state-sponsored tuition savings plans or prepaid plans,

• insurance company separate accounts,

• employer-sponsored employee benefit plans,

• accounts established by employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals such as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans, or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor and Direct Purchaser

Collectively, investors that have contracted with the Trust or its affiliates to offer Institutional Class shares of the Fund and entities that are affiliated with the Trust, Advisors or TPIS are referred to as “Eligible Investors” in this “Institutional Class” section of this Prospectus.

Under certain circumstances, Institutional Class shares of the Fund may be offered directly to certain eligible individuals or institutions (each, a “Direct Purchaser”).

Account Minimums—Certain Eligible Investors

No minimum initial investment is required to purchase Institutional Class shares of the Fund by or through the following categories of Eligible Investors:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs: (1) whose clients pay asset-based fees to such entities for investment advisory, management or other services; and (2) which are not compensated by the Funds for any services provided to clients who hold Fund shares through such entities;

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• Trust companies, including both those affiliated with Advisors, such as TIAA-CREF Trust Company, FSB (the “Trust Company”) and other trust companies that are not affiliated with Advisors;

• Registered investment companies advised by or affiliated with Advisors, including funds of funds;

• State-sponsored tuition savings plans and healthcare savings accounts (“HSAs”) sponsored by Advisors or its affiliates;

• Insurance company separate accounts sponsored or administered by an insurance company that is affiliated with Advisors;

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where: (1) such accounts are established on a plan-level or omnibus basis; and (2) the plan, plan sponsor, any financial intermediary or any other entity is not compensated by the Funds for any services provided to investors who hold Fund shares through such entities; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

Account Minimums—Other Investors

With respect to the categories of investors listed below, a $2 million minimum initial investment amount for purchases of Institutional Class shares of the Funds is applicable:

• Individual or institutional investors, including financial institutions, corporations, partnerships, foundations, banks, trusts, endowments, government entities or other similar entities, that invest directly in a Fund (such Direct Purchasers will be subject to a $1,000 minimum subsequent investment requirement);

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent and which receive compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services;

• Any individual retirement plan or group retirement plan that is not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity receives compensation from the Funds for

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services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons, accounts, entities and categories of shareholders as determined by the Fund from time to time.

Please note that the initial minimum investment requirement must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, the Fund reserves the right to convert any Institutional Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the initial minimum investment requirement is not met in a reasonable period of time. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors who do not hold their Institutional Class shares directly with the Funds may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares. Eligible Investors (like financial intermediaries or employee benefit plans) may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements.

Each Fund reserves the right to waive or modify eligibility requirements for the Institutional Class at any time for any investor or financial intermediary.

Purchasing Shares – Institutional Class

Eligible Investors and Direct Purchasers may invest directly in the Institutional Class shares of the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

As described above, the Funds impose minimum investment requirements for certain Eligible Investors and Direct Purchasers. However, Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements. Please contact your intermediary or plan sponsor for more information.

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The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire (Direct Purchasers and Eligible Investors):

Direct Purchasers should request an application from their Relationship Manager, who can help a Direct Purchaser complete the application or answer any questions that a Direct Purchaser may have about the application. A Direct Purchaser should send the Fund its application by mail, then call its Relationship Manager or the Fund directly to confirm that its account has been established. Or, the Direct Purchaser may forward its application and request for an account number directly to its Relationship Manager.

Eligible Investors or Direct Purchasers should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Institutional Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds and amount per Fund to be invested.

To buy additional shares by wire, Direct Purchasers and Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire, except that existing investors need not forward another account application.

To open an account or purchase shares by mail (Direct Purchasers Only):

Send your check, made payable to TIAA-CREF Funds, and application to:

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First Class Mail: The TIAA-CREF Funds—Institutional Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Funds—Institutional Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

To purchase additional shares by mail, send a check to either of the addresses listed above with the registration of the account, Fund account number, and the amount to be invested in each Fund.

Points to Remember for All Purchases—All Investors:

• Each investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Institutional Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their intermediary or plan sponsor (in addition to the fees and expenses deducted by the Funds).

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. Each Fund also reserves the right to restrict you from making future purchases in the Fund. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar-day hold on all purchases by check.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve

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the right to take such action as deemed appropriate, which may include closing your account.

• An investor’s ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit an Eligible Investor or Direct Purchaser to purchase Institutional Class shares of a Fund with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s or Direct Purchaser’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor and Direct Purchasers interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Redeeming Shares – Institutional Class

Eligible Investors and Direct Purchasers can redeem (sell) their Institutional Class shares on any business day.

Redeeming Shares—For Shares Held Through an Eligible Investor

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

Redeeming Shares—For Shares Held By Direct Purchasers

If you are a Direct Purchaser, either contact your Relationship Manager or send your written request to one of the addresses listed in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section for applicable redemption requirements. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

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Direct Purchasers wishing to make redemption orders by telephone should call their Relationship Manager.

If you request a redemption, we will send the proceeds by check to the address of record or by electronic funds transfer to the bank account on file. A letter of instruction with a Medallion Signature Guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide Medallion Signature Guarantee. Please contact the Funds for further information.

Points to Remember—For All Redemptions

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

Redemption Proceeds—All Investors

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of an Underlying Fund's entire portfolio. The securities you

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receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Institutional Class

Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other fund or series of the Trust on any business day, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund.)

Exchanging Shares—Eligible Investors

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Eligible Investors can make an exchange through a telephone request by calling their Relationship Manager.

Exchanging Shares—Direct Purchasers

If you are a Direct Purchaser and would like to make an exchange, you may either call your Relationship Manager or send a letter of instruction to either of the addresses in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section. The letter must include your name, address, and the Funds and/or accounts you want to exchange between.

Exchange Requirements—All Investors

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore may be a taxable event. Any applicable minimum investment amounts on purchases also apply to exchanges.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

CONVERSION OF SHARES – APPLICABLE TO ALL INVESTORS

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur

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between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAVs of each class of a Fund will generally vary due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary Conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory Conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

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IMPORTANT TRANSACTION INFORMATION

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

If you hold Institutional, Premier or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

If you hold Retail Class shares through a financial intermediary, the intermediary may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors.   Please contact the Fund before redeeming a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum Account Size.

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• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for a Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

• Premier and Retirement Class. Except as noted above under “Eligibility - Premier Class.” there is currently no minimum account size for Premier or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Small Account Maintenance Fee—Retail Class. The Funds charge an annual Small Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value). Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Small Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s automatic investment plan (AIP); and accounts held through tuition (529) programs. However, the annual Small Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Small Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Small Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a financial intermediary, you must give the Fund your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to back-up withholding. If you do not furnish your taxpayer identification number,

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redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

• Premier and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for Retail shares) or 14 days (for Retirement, Premier and Institutional shares) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account—Direct Purchasers Only. TPIS, a TIAA subsidiary, is the principal underwriter for the Funds, and Services, a TIAA

TIAA-CREF Lifestyle Funds  ■  Prospectus     97

subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of investment companies or other pooled investment vehicles managed by TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Director, Distribution Operation Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

MARKET TIMING/EXCESSIVE TRADING POLICY—
APPLICABLE TO ALL INVESTORS

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60-

98     Prospectus  ■  TIAA-CREF Lifestyle Funds

calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the Fund and then redeems or exchanges any monies out of the Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Fund. The Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

Each Fund also reserves the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to the Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

A Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAVs, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. At times, a Fund may agree to defer to an intermediary’s market timing policy if the Fund believes that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct

TIAA-CREF Lifestyle Funds  ■  Prospectus     99

intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

ELECTRONIC PROSPECTUSES

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

ADDITIONAL INFORMATION ABOUT INDEX PROVIDERS

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

GLOSSARY

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its yield.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt

100     Prospectus  ■  TIAA-CREF Lifestyle Funds

securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines to be of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of each class of shares of the Funds since commencement of operations. Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the

TIAA-CREF Lifestyle Funds  ■  Prospectus     101

Funds for each of the periods presented. Their report appears in the Trust’s Annual Report, which is available without charge upon request.

102     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.09
Net realized and
unrealized gain (loss)
on total investments	0.21
Total gain (loss) from
investment operations	0.30
Less distributions from:
Net investment income	(0.06)
Net realized gains	—
Total distributions	(0.06)
Net asset value,
end of period	$10.24

TOTAL RETURN	2.95	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,030
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.98	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.10	%(e)
Ratio of net investment
income (loss) to
average net assets	1.81	%(e)
Portfolio turnover rate	3	%(c)

TIAA-CREF Lifestyle Funds  ■  Prospectus     103

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.08
Net realized and
unrealized gain (loss)
on total investments	0.21
Total gain (loss) from
investment operations	0.29
Less distributions from:
Net investment income	(0.05)
Net realized gains	—
Total distributions	(0.05)
Net asset value,
end of period	$10.24

TOTAL RETURN	2.88	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,127
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.83	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.35	%(e)
Ratio of net investment
income (loss) to
average net assets	1.56	%(e)
Portfolio turnover rate	3	%(c)

104     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.07
Net realized and
unrealized gain (loss)
on total investments	0.20
Total gain (loss) from
investment operations	0.27
Less distributions from:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value,
end of period	$10.23

TOTAL RETURN	2.73	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,979
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.82	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.48	%(e)
Ratio of net investment
income (loss) to
average net assets	1.43	%(e)
Portfolio turnover rate	3	%(c)

TIAA-CREF Lifestyle Funds  ■  Prospectus     105

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.08
Net realized and
unrealized gain (loss)
on total investments	0.21
Total gain (loss) from
investment operations	0.29
Less distributions from:
Net investment income	(0.05)
Net realized gains	—
Total distributions	(0.05)
Net asset value,
end of period	$10.24

TOTAL RETURN	2.91	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,065
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	3.13	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.25	%(e)
Ratio of net investment
income (loss) to
average net assets	1.66	%(e)
Portfolio turnover rate	3	%(c)

(a)	The Fund commenced operations on December 09, 2011.
(b)	Based on average shares outstanding.
(c)	The percentages shown for this period are not annualized.
(d)	The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 was 0.36%.
(e)	The percentages shown for this period are annualized.

106     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE CONSERVATIVE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.08
Net realized and
unrealized gain (loss)
on total investments	0.26
Total gain (loss) from
investment operations	0.34
Less distributions from:
Net investment income	(0.05)
Net realized gains	—
Total distributions	(0.05)
Net asset value,
end of period	$10.29

TOTAL RETURN	3.38	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,033
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.81	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.10	%(e)
Ratio of net investment
income (loss) to
average net assets	1.54	%(e)
Portfolio turnover rate	17	%(c)

TIAA-CREF Lifestyle Funds  ■  Prospectus     107

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE CONSERVATIVE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.06
Net realized and
unrealized gain (loss)
on total investments	0.26
Total gain (loss) from
investment operations	0.32
Less distributions from:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value,
end of period	$10.28

TOTAL RETURN	3.20	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,189
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.66	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.35	%(e)
Ratio of net investment
income (loss) to
average net assets	1.29	%(e)
Portfolio turnover rate	17	%(c)

108     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE CONSERVATIVE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.06
Net realized and
unrealized gain (loss)
on total investments	0.26
Total gain (loss) from
investment operations	0.32
Less distributions from:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value,
end of period	$10.28

TOTAL RETURN	3.16	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$5,624
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.65	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.47	%(e)
Ratio of net investment
income (loss) to
average net assets	1.18	%(e)
Portfolio turnover rate	17	%(c)

TIAA-CREF Lifestyle Funds  ■  Prospectus     109

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE CONSERVATIVE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.07
Net realized and
unrealized gain (loss)
on total investments	0.25
Total gain (loss) from
investment operations	0.32
Less distributions from:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value,
end of period	$10.28

TOTAL RETURN	3.23	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,505
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.90	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.25	%(e)
Ratio of net investment
income (loss) to
average net assets	1.39	%(e)
Portfolio turnover rate	17	%(c)

(a)	The Fund commenced operations on December 09, 2011.
(b)	Based on average shares outstanding.
(c)	The percentages shown for this period are not annualized.
(d)	The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 was 0.41%.
(e)	The percentages shown for this period are annualized.

110     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE MODERATE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.06
Net realized and
unrealized gain (loss)
on total investments	0.31
Total gain (loss) from
investment operations	0.37
Less distributions from:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value,
end of period	$10.33

TOTAL RETURN	3.69	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,037
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.77	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.10	%(e)
Ratio of net investment
income (loss) to
average net assets	1.28	%(e)
Portfolio turnover rate	11	%(c)

TIAA-CREF Lifestyle Funds  ■  Prospectus     111

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE MODERATE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.05
Net realized and
unrealized gain (loss)
on total investments	0.30
Total gain (loss) from
investment operations	0.35
Less distributions from:
Net investment income	(0.03)
Net realized gains	—
Total distributions	(0.03)
Net asset value,
end of period	$10.32

TOTAL RETURN	3.52	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,244
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.63	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.35	%(e)
Ratio of net investment
income (loss) to
average net assets	1.03	%(e)
Portfolio turnover rate	11	%(c)

112     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE MODERATE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.05
Net realized and
unrealized gain (loss)
on total investments	0.30
Total gain (loss) from
investment operations	0.35
Less distributions from:
Net investment income	(0.03)
Net realized gains	—
Total distributions	(0.03)
Net asset value,
end of period	$10.32

TOTAL RETURN	3.48	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$6,648
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.60	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.46	%(e)
Ratio of net investment
income (loss) to
average net assets	0.92	%(e)
Portfolio turnover rate	11	%(c)

TIAA-CREF Lifestyle Funds  ■  Prospectus     113

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE MODERATE FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.06
Net realized and
unrealized gain (loss)
on total investments	0.31
Total gain (loss) from
investment operations	0.37
Less distributions from:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value,
end of period	$10.33

TOTAL RETURN	3.65	%(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,036
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	2.92	%(e)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.25	%(e)
Ratio of net investment
income (loss) to
average net assets	1.13	%(e)
Portfolio turnover rate	11	%(c)

(a)	The Fund commenced operations on December 09, 2011.
(b)	Based on average shares outstanding.
(c)	The percentages shown for this period are not annualized.
(d)	The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 was 0.45%.
(e)	The percentages shown for this period are annualized.

114     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.03
Net realized and
unrealized gain (loss)
on total investments	0.29
Total gain (loss) from
investment operations	0.32
Less distributions from:
Net investment income	(0.00	)(c)
Net realized gains	—
Total distributions	(0.00	)(c)
Net asset value,
end of period	$10.32

TOTAL RETURN	3.24	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,033
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.77	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.10	%(f)
Ratio of net investment
income (loss) to
average net assets	0.64	%(f)
Portfolio turnover rate	7	%(d)

TIAA-CREF Lifestyle Funds  ■  Prospectus     115

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.02
Net realized and
unrealized gain (loss)
on total investments	0.29
Total gain (loss) from
investment operations	0.31
Less distributions from:
Net investment income	(0.00	)(c)
Net realized gains	—
Total distributions	(0.00	)(c)
Net asset value,
end of period	$10.31

TOTAL RETURN	3.13	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,203
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.63	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.35	%(f)
Ratio of net investment
income (loss) to
average net assets	0.39	%(f)
Portfolio turnover rate	7	%(d)

116     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.01
Net realized and
unrealized gain (loss)
on total investments	0.30
Total gain (loss) from
investment operations	0.31
Less distributions from:
Net investment income	(0.00	)(c)
Net realized gains	—
Total distributions	(0.00	)(c)
Net asset value,
end of period	$10.31

TOTAL RETURN	3.12	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$5,249
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.63	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.48	%(f)
Ratio of net investment
income (loss) to
average net assets	0.27	%(f)
Portfolio turnover rate	7	%(d)

TIAA-CREF Lifestyle Funds  ■  Prospectus     117

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.02
Net realized and
unrealized gain (loss)
on total investments	0.30
Total gain (loss) from
investment operations	0.32
Less distributions from:
Net investment income	(0.00	)(c)
Net realized gains	—
Total distributions	(0.00	)(c)
Net asset value,
end of period	$10.32

TOTAL RETURN	3.23	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,065
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.92	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25	%(f)
Ratio of net investment
income (loss) to
average net assets	0.49	%(f)
Portfolio turnover rate	7	%(d)

(a)	The Fund commenced operations on December 09, 2011.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 was 0.48%.
(f)	The percentages shown for this period are annualized.

118     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE AGGRESSIVE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.29
Total gain (loss) from
investment operations	0.29
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value,
end of period	$10.29

TOTAL RETURN	2.90	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,029
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.79	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.10	%(f)
Ratio of net investment
income (loss) to
average net assets	0.01	%(f)
Portfolio turnover rate	2	%(d)

TIAA-CREF Lifestyle Funds  ■  Prospectus     119

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE AGGRESSIVE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	(0.01)
Net realized and
unrealized gain (loss)
on total investments	0.29
Total gain (loss) from
investment operations	0.28
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value,
end of period	$10.28

TOTAL RETURN	2.80	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,224
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.65	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.35	%(f)
Ratio of net investment
income (loss) to
average net assets	(0.24	)%(f)
Portfolio turnover rate	2	%(d)

120     Prospectus  ■  TIAA-CREF Lifestyle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFESTYLE AGGRESSIVE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	(0.02)
Net realized and
unrealized gain (loss)
on total investments	0.29
Total gain (loss) from
investment operations	0.27
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value,
end of period	$10.27

TOTAL RETURN	2.70	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$5,039
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.66	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.49	%(f)
Ratio of net investment
income (loss) to
average net assets	(0.37	)%(f)
Portfolio turnover rate	2	%(d)

TIAA-CREF Lifestyle Funds  ■  Prospectus     121

FINANCIAL HIGHLIGHTS (concluded)

LIFESTYLE AGGRESSIVE GROWTH FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/12	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	(0.01)
Net realized and
unrealized gain (loss)
on total investments	0.29
Total gain (loss) from
investment operations	0.28
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value,
end of period	$10.28

TOTAL RETURN	2.80	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,038
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.94	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25	%(f)
Ratio of net investment
income (loss) to
average net assets	(0.14	)%(f)
Portfolio turnover rate	2	%(d)

(a)	The Fund commenced operations on December 09, 2011.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 was 0.51%.
(f)	The percentages shown for this period are annualized.

122     Prospectus  ■  TIAA-CREF Lifestyle Funds

[This page intentionally left blank.]

FOR MORE INFORMATION ABOUT TIAA-CREF FUNDS

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2012 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important Information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A13225 (10/12)

PROSPECTUS

OCTOBER 1, 2012

TIAA-CREF MANAGED ALLOCATION FUND

of the TIAA-CREF Funds

Class Ticker: Retail TIMRX Retirement TITRX Institutional TIMIX

This Prospectus describes the Retail, Retirement and Institutional Class shares offered by the TIAA-CREF Managed Allocation Fund (the “Fund”). The Fund is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”).

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in the Fund and the Fund could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information 3

Investment Objective 3

Fees and Expenses 3

Shareholder Fees 3

Annual Fund Operating Expenses 4

Example 4

Portfolio Turnover 5

Principal Investment Strategies 5

Principal Investment Risks 7

Past Performance 8

Portfolio Management 9

Purchase and Sale of Fund Shares 9

Tax Information 10

Payments to Broker-Dealers and Other Financial Intermediary Compensation 10

Additional Information About Investment Strategies and Risks 11

Additional Information About the Fund 11

Additional Information About the Fund’s Composite Index 11

Additional Information About the Underlying Funds 13

Additional Information on Principal Investment Risks of the Fund and Underlying Funds 16

Additional Information on Principal and Non-Principal Investment Strategies of Underlying Funds 21

Portfolio Holdings 24

Portfolio Turnover 24

Share Classes 24

Management of the Fund 25

The Fund’s Investment Adviser 25

Investment Management Fees 25

Portfolio Management Team 26

Other Services 26

Distribution and Services Arrangements 27

Other Arrangements 28

Calculating Share Price 28

Dividends and Distributions 30

Taxes 31

Your Account: Purchasing, Redeeming or Exchanging Shares 33

Retail Class 33

Eligibility – Retail Class 33

Purchasing Shares – Retail Class 34

Redeeming Shares – Retail Class 38

Exchanging Shares – Retail Class 40

Retirement Class 42

Eligibility – Retirement Class 42

Purchasing Shares – Retirement Class 43

Redeeming Shares – Retirement Class 46

Exchanging Shares – Retirement Class 49

Institutional Class 50

Eligibility – Institutional Class 50

Purchasing Shares – Institutional Class 53

Redeeming Shares – Institutional Class 56

Exchanging Shares – Institutional Class 57

Conversion of Shares 58

Important Transaction Information 59

Market Timing/Excessive Trading Policy 63

Electronic Prospectuses 64

Additional Information About Index Providers 64

Glossary 66

Financial Highlights 67

SUMMARY INFORMATION

TIAA-CREF MANAGED ALLOCATION FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a “fund of funds” approach, whereby the Fund will make investments primarily in other mutual funds.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15.00	0%	0%

TIAA-CREF Managed Allocation Fund  ■  Prospectus     3

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Institutional Class
Management Fees	—	—	—
Distribution (Rule 12b-1) Fees[1]	0.25%	—	—
Other Expenses	0.12%	0.29%	0.04%
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	0.81%	0.73%	0.48%
Waivers and Expense Reimbursements[3]	(0.12)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%	0.69%	0.44%

1

The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that pays the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. The fees shown in the chart have been restated to reflect current fees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4     Prospectus  ■  TIAA-CREF Managed Allocation Fund

	Retail Class	Retirement Class	Institutional Class
1 Year	$70	$70	$45
3 Years	$247	$229	$150
5 Years	$438	$402	$265
10 Years	$991	$903	$600

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity Underlying Funds including up to 5% of its assets in real estate Underlying Funds; and (2) approximately 40% of its assets in fixed-income Underlying Funds (“target allocations”).

The Fund currently intends to invest in the following equity Underlying Funds: Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Emerging Markets Equity Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Global Natural Resources Fund and Real Estate Securities Fund.

The Fund currently intends to invest in the following fixed-income Underlying Funds: Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Inflation-Linked Bond Fund.

As a result of its investments in the Underlying Funds, the Managed Allocation Fund’s returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. If the portfolio managers believe that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes,

TIAA-CREF Managed Allocation Fund  ■  Prospectus     5

they can adjust the percentage of investments in these Underlying Funds up or down by up to 10%. At any given time the Fund may hold between 0% to 5% of its assets in real estate funds. The Fund’s composite benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income Underlying Fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Fund’s Composite Index” below.

The composition of the Fund’s fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund would normally increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	60.97%	U.S. Equity	45.47%	• Large-Cap Growth Fund	8.48%
				• Enhanced Large-Cap Growth Index Fund	8.44%

6     Prospectus  ■  TIAA-CREF Managed Allocation Fund

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced Large-Cap Value Index Fund	8.32%
				• Large-Cap Value Fund	8.32%
				• Growth & Income Fund	7.11%
				• Small-Cap Equity Fund	3.54%
				• Mid-Cap Value Fund	0.63%
				• Mid-Cap Growth Fund	0.63%
		International Equity	15.50%	• Enhanced International Equity Index Fund	5.75%
				• International Equity Fund	5.69%
				• Emerging Markets Equity Fund	4.06%
FIXED-INCOME	39.03%	Fixed-Income	39.03%	• Bond Plus Fund	39.03%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     7

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retail Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the benchmark index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 6.89%.

Best quarter: 12.65%, for the quarter ended June 30, 2009. Worst quarter: -14.15%, for the quarter ended December 31, 2008.

8     Prospectus  ■  TIAA-CREF Managed Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2011

	Inception Date	One Year		Five Years		Since Inception
Institutional Class	3/31/06		$		$
Return Before Taxes		0.31%		1.59%		2.70%
Return After Taxes on Distributions		–0.49%		0.62%		1.66%
Return After Taxes on Distributions and Sale of
Fund Shares		0.40%		0.85%		1.76%
Retail Class	3/31/06
Return Before Taxes		0.07%		1.47%		2.60%
Retirement Class	3/31/06
Return Before Taxes		–0.05%		1.32%		2.42%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		1.03%		–0.01%		1.64%†
Managed Allocation Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		1.89%		2.30%		3.47%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.
‡

As of the close of business on December 31, 2011, the Managed Allocation Fund Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 15.0% MSCI EAFE + Emerging Markets Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class shares are generally available for purchase through

TIAA-CREF Managed Allocation Fund  ■  Prospectus     9

employee benefit plans. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any business day. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services or for other investor services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUND

The Fund is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity Underlying Funds including up to 5% of its assets in real estate Underlying Funds; and (2) approximately 40% of its assets in fixed-income Underlying Funds (“target allocation”).

The Fund may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including the Money Market Fund. In doing so, the Fund may be successful in reducing market losses but may otherwise not achieve its investment objective.

The use of a particular index as the Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval. The Fund will notify you before such a change is made.

The Fund is not appropriate for market timing. You should not invest in the Fund if you are a market timer.

No one can assure that the Fund will achieve its investment objective and investors should not consider an investment in any one fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUND’S COMPOSITE INDEX

The composite index described below is unmanaged, and you cannot invest directly in the index.

Managed Allocation Fund Composite Index

The Managed Allocation Fund’s composite benchmark index is a composite of three unmanaged benchmark indices. Each of these unmanaged benchmark indices represents the three types of market sectors in which the Fund invests, i.e., domestic equity, international equity and fixed income. The domestic equity market sector is represented by the Russell 3000® Index, the international equity sector is represented by the MSCI EAFE (Europe, Australasia and Far East) + EM (Emerging Markets) Index and the fixed-income sector is represented by the Barclays U.S. Aggregate Bond Index. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s

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performance may vary over time. During periods commencing February 1, 2011, the MSCI EAFE +EM replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. The benchmark indices are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2012 the market capitalization of companies in the Russell 3000® Index ranged from $53 million to $546.1 billion, with a mean market capitalization of $90.5 billion and a median market capitalization of $972 million. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE® + EM Index (International Equity)

The MSCI EAFE® + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the Far East) and in 21 MSCI emerging countries. The MSCI EAFE® + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume, significant owners and other factors.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE® + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 7,819 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must be dollar denominated, have a minimum maturity of one year and a minimum par amount outstanding

12     Prospectus  ■  TIAA-CREF Managed Allocation Fund

of $250 million, and the securities must be rated investment-grade or higher by at least two of the following ratings agencies: Moody’s, S&P and Fitch.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Fund may invest. For a discussion of the risks associated with these investments, see the “Additional Information on Principal Investment Risks of the Fund and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Trust at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

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Fund	Investment Objective and Strategies/Benchmark
Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations, that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

Global Natural Resources Fund

Seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

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Fund	Investment Objective and Strategies/Benchmark

Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income consistent with preserving capital. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund Report AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income consistent with preservation of capital by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Barclays 1-5 Year U.S. Government/Credit Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

Real Estate Securities Fund

Seeks a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

The value of the Fund may increase or decrease as a result of its investments in equity or fixed-income underlying funds. More specifically, an investment in the Fund, or the Fund’s portfolio securities (including the equity or fixed-income underlying funds), typically is subject to the following principal investment risks:

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ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUND AND UNDERLYING FUNDS

The assets of the Fund are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities. The Fund is subject to asset allocation risk, fund of funds risk, active management risk and underlying funds risk, which includes the risks of equity securities, fixed-income securities, and other investments in proportion to the allocation of Fund assets among Underlying Funds. Because certain Underlying Funds use derivatives to a limited degree, the Fund has limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset Allocation Risk

The Fund may not achieve its target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in the Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in the Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause the Fund to not meet its investment objective. The Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of the Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Fund and the Underlying Funds.

Underlying Funds Risk

The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity Securities Risks

The Fund may gain exposure to some degree to equity securities through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of the Fund may increase or decrease as a result of its exposure to equity securities. More specifically, the Fund, through one or more Underlying Funds, is typically subject to the

16     Prospectus  ■  TIAA-CREF Managed Allocation Fund

following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Fund holds may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, the Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or overpriced) when acquired and therefore do not perform as anticipated.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, the Fund may have fewer opportunities to identify securities

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that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of medium-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies are sometimes greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of small-sized companies that the Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies are sometimes greater than those of more widely traded securities.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the

18     Prospectus  ■  TIAA-CREF Managed Allocation Fund

possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Enhanced Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an Enhanced Index Fund to actually underperform its respective index.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.

Fixed-Income Securities

The Fund may gain exposure to some degree to fixed-income securities, through certain Underlying Funds. The Fund, through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing the Fund to lose its investment. Credit risk is heightened in times of market

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turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such non-investment grade securities may also be referred to as “high-yield” or “junk bonds”) because their issuers are typically in weaker financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income securities are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell than more highly rated securities.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which the Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for the Fund to properly value such investments. In addition, the Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, the Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, the Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on fixed-income investments tend to decrease, which could adversely affect the Fund’s income. Conversely, when prevailing interest rates increase, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to decline. Depending on the timing of the purchase of a fixed-income investment and the price paid for it, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates,

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resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by the Fund can result in losses to investors in the Fund.

Active Management Risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of Funds Risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Fund and in equity or fixed-income Underlying Funds investments that are discussed elsewhere in the Fund’s Prospectus and in the Fund’s SAI.

ADDITIONAL INFORMATION ON PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES OF UNDERLYING FUNDS

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund,

TIAA-CREF Managed Allocation Fund  ■  Prospectus     21

the Small-Cap Equity Fund, the International Equity Fund, the Enhanced International Equity Index Fund, the Global Natural Resources Fund and the Emerging Markets Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Equity Fund also may buy and sell (1) put and call options on securities of the types each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. The Equity Funds may use such options and futures contracts for hedging, cash management and increasing total return. Futures contracts permit an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency risk, the Equity Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Fund may also invest in ETFs, as well as exchange-traded notes (“ETNs”), for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Fund invest in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), they will bear a proportionate share of expenses charged by these pools or products to their investors. An ETF may trade at a premium or discount to NAV.

The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference (“CFDs”), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.

22     Prospectus  ■  TIAA-CREF Managed Allocation Fund

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Plus Fund, the Inflation-Linked Bond Fund, the High-Yield Fund and the Short-Term Bond Fund (collectively, “the Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives Risk

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. A derivative may involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps and other types of derivative instruments may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of the Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Underlying Fund does not own.

Investments for Temporary Defensive Purposes

The Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Fund, the Money Market Fund. In doing so, the Fund and the

TIAA-CREF Managed Allocation Fund  ■  Prospectus     23

Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s SAI.

PORTFOLIO TURNOVER

While the Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, the Fund may sell shares of Underlying Funds regardless of how long they have been held. Although the Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for the Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rate of the Fund during recent fiscal periods is provided in the Financial Highlights. The Fund is not subject to a specific limitation on portfolio turnover and is generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Fund and, ultimately, by shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

SHARE CLASSES

The Fund offers Retail, Retirement and Institutional Class shares in this Prospectus. The Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

24     Prospectus  ■  TIAA-CREF Managed Allocation Fund

MANAGEMENT OF THE FUND

THE FUND’S INVESTMENT ADVISER

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2012, Advisors and TCIM together had approximately $236 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Fund, however, pays the management fees and other expenses that are described in the table on Fees and Expenses in the Prospectus. The management fees paid by the Fund to Advisors are intended to compensate Advisors for its services to the Fund and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Fund. The Fund also pays Advisors for certain administrative services that Advisors provides to the Fund on an at-cost basis.

Advisors manages the assets of the Fund pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Fund with investment research, advice and supervision, furnishing an investment program for the Fund, determining which securities or other investments to purchase, sell or exchange and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Fund, such as the custodian and transfer agent.

INVESTMENT MANAGEMENT FEES

The annual investment management fees charged under the Management Agreement are 0.00%.

A discussion regarding the basis for the Board of Trustees' most recent approval of the Fund's Management Agreement is available in the Fund's annual

TIAA-CREF Managed Allocation Fund  ■  Prospectus     25

shareholder report for the period ended May 31, 2012. For a free copy of the Fund’s shareholder report, please call 800 842-2252, visit the Fund’s website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

The Fund is managed by a team of managers, whose members are responsible for the day-to-day management of the Fund, with expertise in the area(s) applicable to the Fund’s investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Fund and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing the Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
MANAGED ALLOCATION FUND
John M. Cunniff, CFA Managing Director	Asset Allocation (Allocation Strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director, oversight of equity research analysis team for U.S. market segments)	2006	1992	2006
Hans L. Erickson, CFA Managing Director	Asset Allocation (General Oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight responsibility for all quantitative equity strategies, equity index funds and asset allocation funds)	1996	1988	2006

The Fund’s SAI provides additional disclosure about the compensation structure for the Fund’s portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Fund.

OTHER SERVICES

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Fund or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Fund under the Administrative Services Agreement, the Fund pays to

26     Prospectus  ■  TIAA-CREF Managed Allocation Fund

Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

For Retirement Class shares of the Fund, the Fund has a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for the Retirement Class shares, including services associated with maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of the Fund pays monthly a fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “other expenses” in the Fees and Expenses section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

DISTRIBUTION AND SERVICES ARRANGEMENTS

ALL CLASSES

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker/dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to sell shares of the Fund. For Retail Class shares, TPIS may utilize some or all of the 12b-1 fees it receives from Retail Class shares to pay such other intermediaries for services in connection with the sale, promotion and/or servicing of Retail Class shares. In addition TPIS, Services or Advisors may pay intermediaries out of its own assets to support the distribution and/or servicing of Fund shares. Payments to intermediaries may include payments to certain third-party broker/dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms, as well as to provide transaction processing or administrative services.

RETAIL CLASS

The Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares that allows the Fund to reimburse TPIS and other entities for expenses related to the sale and promotion of Retail Class shares.

Under the plan, the Fund may reimburse TPIS up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related expenses as well as shareholder services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     27

More information about the Fund’s distribution and services arrangements for Retail Class shares appears in the Fund’s SAI.

RETIREMENT CLASS

More information about the Fund’s distribution and services arrangements for Retirement Class shares appears in the Fund’s SAI.

INSTITUTIONAL CLASS

More information about the Fund’s distribution and services arrangements for Institutional Class shares appears in the Fund’s SAI.

OTHER ARRANGEMENTS

Advisors also pays Services or other intermediaries an administrative charge at an annual rate of 0.25% of average daily net assets attributable to Retirement Class shares to compensate such intermediaries for maintenance of Retirement Class shares held on their platforms.

CALCULATING SHARE PRICE

The Fund determines its net asset value (“NAV”) per share, or share price, on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for the Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Fund does not price its shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Unaffiliated Underlying Funds held by the Fund are based on the market value of the shares. Therefore, the share price of the Fund is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Fund), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds of the Trust such Underlying Funds generally use market quotations or values obtained from independent pricing services to value such assets. Fixed-income securities with remaining maturities of 60 days or less that are held by the Underlying Funds of the Trust are generally valued using their amortized cost. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if

28     Prospectus  ■  TIAA-CREF Managed Allocation Fund

events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time the Fund’s NAV is calculated. Like the Fund, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The values of any securities of Unaffiliated Underlying Funds held by the Fund are based on the market value of the securities. The Fund uses fair value pricing to value these securities under the same circumstances that the Underlying Funds of the Trust use fair value pricing to value their portfolio securities, as described above. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the Fund’s NAV.

Money market instruments (other than those held by a money market Underlying Fund) with maturities of more than 60 days are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     29

DIVIDENDS AND DISTRIBUTIONS

The Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by the Fund and capital gains realized from the sale of investments. The Fund plans to pay dividends on a quarterly basis. The Fund intends to pay net capital gains, if any, annually.

Dividends and capital gain distributions paid to Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional same class shares of the Fund. All other Retirement Class shareholders, as well as Institutional and Retail Class shareholders, may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On the Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Fund does this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

30     Prospectus  ■  TIAA-CREF Managed Allocation Fund

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from the Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from the Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 0% to individual investors who are in the 10% or 15% tax bracket). These rates are currently scheduled to apply through 2012. Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by the Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by the Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in the Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” The favorable treatment of qualified dividends is currently scheduled to expire after 2012. Additional information about this can be found in the Fund’s SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

The Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first in/first out (FIFO), or some

TIAA-CREF Managed Allocation Fund  ■  Prospectus     31

other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Fund is required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Fund is also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of the Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on the Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If the Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by the Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by the Fund from domestic (U.S.)

32     Prospectus  ■  TIAA-CREF Managed Allocation Fund

sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of the Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in the Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in the Fund in your particular situation. Additional tax information can be found in the Fund’s SAI.

YOUR ACCOUNT: PURCHASING, REDEEMING
OR EXCHANGING SHARES

RETAIL CLASS

Eligibility – Retail Class

Types of Accounts

Retail Class shares are available for purchase in the following types of accounts:

• Individual accounts (for one person) or Joint accounts (more than one person) including Transfer on Death (TOD) accounts (see below for more details).

• Financial advisor accounts.

• Trust accounts (other than foreign trust accounts).

• Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

• Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

• Coverdell Education Savings Accounts (“Coverdell” accounts, formerly Education IRAs). These accounts let you shelter investment income from

TIAA-CREF Managed Allocation Fund  ■  Prospectus     33

federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

• Corporate and Institutional accounts.

• Omnibus accounts held by financial intermediaries, platforms, programs, plans and other similar entities (collectively, “financial intermediaries”) on behalf of other investors.

• Registered and unregistered investment company accounts.

• Other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

The Fund will only accept accounts with a U.S. address of record; the Fund will not accept accounts with a foreign address of record. Additionally, the Fund will not accept a P.O. Box as the address of record.

For more information about opening an IRA or corporate or institutional account, please call the Fund at 800 223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

Purchasing Shares – Retail Class

How to Open an Account and Make Subsequent Investments

To open an account, send the Fund a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the application, call one of the Fund’s consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org. If you intend to hold your shares indirectly through a financial intermediary, please contact the intermediary about initiating purchases of Fund shares or making additional purchases.

The minimum initial investment for Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for all other accounts, including custodial (UGMA/UTMA) accounts is $2,500 per Fund account.

Subsequent investments for all account types must be at least $100 per Fund account. Financial intermediaries may enforce their own minimum initial and subsequent investment minimums. The Fund has the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Fund will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Fund will not accept corporate checks for investment into non-corporate accounts. The Fund will not accept third-party checks. (Any check not made payable directly to TIAA-CREF Funds-Retail Class will be considered a third-party check). The Fund cannot accept checks made out to you or other parties and signed over to the Fund. The Fund can only accept payment to establish a new account if the check presented for deposit into the new account

34     Prospectus  ■  TIAA-CREF Managed Allocation Fund

is drawn against an account registered in the same name as the prospective investor.

The Fund considers all purchase requests to be received when they are received in “good order” by the Fund’s transfer agent (or other authorized Fund agent). Financial intermediaries may have their own independent good order and eligibility requirements. (See below.)

To Open An Account On-Line: Please visit the Fund’s Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, or custodian (UGMA or UTMA) account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

To Open An Account By Mail: Send your check, made payable to TIAA-CREF Funds—Retail Class, and application to:

First Class Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

Once submitted, your transaction cannot be modified or canceled.

To Open An Account By Wire: Send a completed and signed application by mail, then call the Fund to confirm that your account has been established. Instruct your bank to wire money to:

 State Street Bank and Trust Company

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99052771

Specify on the wire:

• The TIAA-CREF Funds—Retail Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund and amount to be invested.

You can purchase additional shares in any of the following ways:

By Mail: Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper to give us your name,

TIAA-CREF Managed Allocation Fund  ■  Prospectus     35

address, Fund account number, the Fund you want to invest in and the amount to be invested in the Fund.

By Automatic Investment Plan (AIP): You can make subsequent investments automatically by electing to utilize the Automatic Investment Plan on your initial application or later upon request. By electing this option you authorize the Fund to take regular, automatic withdrawals from your bank account.

To begin this service, send the Fund a voided checking or savings account investment slip. It will take the Fund up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after the Fund receives your request.

By Telephone: Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Fund over the telephone. There is a $100,000 limit on these purchases. Telephone requests cannot be modified or canceled.

All shareholders automatically have the right to buy shares by telephone provided bank account information and a voided check were provided at the time the account was established. If you do not want the telephone purchase option, you can indicate this on the application or call the Fund at 800 223-1200 anytime after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from the Fund’s website.

Over the Internet: With TIAA-CREF’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Fund will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Wire: To buy additional shares by wire, follow the instructions above for opening an account by wire (please note that there is no need to forward another account application once the account has been established and you are making a subsequent investment).

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Note that if you hold Fund shares through a financial intermediary, you must contact the intermediary to purchase additional shares.

Points to Remember for All Purchases

• Your investment must be for a specified dollar amount. The Fund cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” (see below) and the money you sent will be returned to you.

• The Fund reserves the right to reject any application, investment or purchase request. There may be circumstances when the Fund will not accept new investments without prior notice to shareholders.

• Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Fund’s Market Timing/Excessive Trading Policy (see below).

• If you hold your shares through a financial intermediary, it may charge you additional fees. Contact your financial intermediary to find out if it imposes any other conditions, such as a higher minimum investment requirement, on your transactions.

• If your purchase check does not clear or payment on it is stopped, or if the Fund does not receive good funds through wire transfer or electronic funds transfer, the Fund will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Fund or Advisors and you may be subject to tax consequences on such a redemption. If you are already a shareholder, the Fund can redeem shares from any of your account(s) as reimbursement for all losses. The Fund also reserves the right to restrict you from making future purchases in the Fund or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar-day hold on all purchases by check, or through electronic funds transfer.

• Federal law requires the Fund to obtain, verify and record information that identifies each person who opens an account. Until the Fund receives such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Fund is unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Fund reserves the right to take such action as deemed appropriate, which may include closing your account.

• The Fund is not responsible for any losses due to unauthorized or fraudulent instructions so long as the Fund follows reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     37

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit a shareholder to purchase Retail Class shares of a Fund with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the shareholder’s account will be credited with Retail Class shares equal in net asset value to the market value of the securities received. Shareholders who are investing through a financial intermediary or plan who are interested in making in-kind purchases should contact the Fund or their intermediary or plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact the Fund directly.

Redeeming Shares – Retail Class

You can redeem (sell) your Retail Class shares on any business day. If you hold your Fund shares through a financial intermediary, please contact the intermediary to sell your shares. Your intermediary may have different requirements and restrictions on redemptions than the Fund.

Usually, the Fund sends your redemption proceeds to you on the next business day after the Fund receives your request, but not later than seven days afterwards, assuming the request is received in good order by the Fund’s transfer agent (or other authorized Fund agent) (see below). If a redemption of shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

The Fund sends redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, the Fund generally will require a letter of instruction with a Medallion Signature Guarantee for each account holder (see below). The Fund can send your redemption proceeds by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read “Points to Remember When Redeeming,” below.

The Fund can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

You Can Redeem Shares In Any Of The Following Ways:

By Mail: Send your written request to either of the addresses listed in the “How to Open an Account and Make Subsequent Investments” section. Requests must include: account number, transaction amount (in dollars or

38     Prospectus  ■  TIAA-CREF Managed Allocation Fund

shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. Once mailed to the Fund, your redemption request is irrevocable and cannot be modified or canceled.

Over the Internet: With TIAA-CREF’s Web Center, you can redeem shares over the Internet. There is a $100,000 limit on these redemptions. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Fund will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Telephone: Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

All shareholders with telephone redemption options automatically receive the Internet redemption option. If you do not want to be able to redeem by telephone or Internet, indicate this on your application or call the Fund anytime after opening your account. Telephone or Internet redemptions are not available for IRA accounts.

By Systematic Redemption Plan: You can elect this feature only from accounts with balances of at least $5,000. The applicable Fund will automatically redeem shares each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) and provide you with a check or electronic transfer to your bank. You must specify the dollar amount of the redemption.

If you want to set up a systematic redemption plan, contact the Fund and it will send the necessary forms to you. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change.

The Fund can terminate the systematic redemption plan option at any time, although the Fund will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling the Fund. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after the Fund receives your instructions.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     39

Points To Remember When Redeeming:

• The Fund cannot accept redemption requests specifying a certain price or date; these requests will be deemed to be not in “good order” (see below) and will be returned.

• If you request a redemption by telephone or by Internet within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send the Fund your request in writing with a Medallion Signature Guarantee of all owners exactly as registered on the account.

• If a redemption of shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

• The Fund is not responsible for any losses due to unauthorized or fraudulent instructions so long as the Fund follows reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, a shareholder redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The shareholder receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retail Class

Investors holding Retail Class shares are accorded certain exchange privileges involving their Retail Class shares of the Fund. For purposes of making an exchange involving Retail Class shares, an “exchange” means:

• a sale (redemption) of Retail Class shares of the Fund and the use of the proceeds to purchase Retail Class shares of another fund or series of the Trust.

In each case, these exchanges may be made on any business day, subject to the exchange privilege limitations described below and in the section below entitled “Market Timing/Excessive Trading Policy.” The minimum investment

40     Prospectus  ■  TIAA-CREF Managed Allocation Fund

amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange into a fund in which you already own shares must be at least $50. An exchange to a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

Exchanges between funds can be made only if the accounts are registered identically in the same name(s), address and Social Security number or taxpayer identification number.

If you hold your shares through a financial intermediary, please contact the intermediary to exchange Fund shares. Please note that financial intermediaries may have their own limitations, restrictions or fees on exchange requests.

You Can Make Exchanges In Any Of The Following Ways:

By Mail: Send a letter of instruction to either of the addresses in the “How to Open an Account and Make Subsequent Investments” section. The letter must include your name, address, and the funds and accounts you want to exchange between.

By Telephone: Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

Over the Internet: You can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

By Systematic Exchange: You can elect this feature only if the balance of the Fund account from which you are transferring shares is at least $5,000. The Fund automatically redeems Retail Class shares from the Fund and purchases Retail Class shares in another fund or series of the Trust each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the funds involved in the exchange. An exchange into a fund in which you already own shares must be for at least $50, and an exchange into a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

If you want to set up a systematic exchange, you can contact the Fund and it will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the Fund. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within 5 days after the Fund receives your instructions.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     41

Points To Remember When Exchanging:

• Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

• The Fund reserves the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Fund may do this, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market timing activity.

• An exchange is considered a sale of securities, and therefore is taxable.

• The Fund is not responsible for any losses due to unauthorized or fraudulent instructions so long as the Fund follows reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

RETIREMENT CLASS

Eligibility – Retirement Class

Retirement Class shares of the Fund are (or may be made) available by or through:

• accounts established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) or 457 of the Code, that are sponsored or administered by TIAA-CREF.

• certain custody accounts sponsored or administered by TIAA-CREF that are established by individuals as IRAs pursuant to section 408 of the Code.

• certain intermediaries who have entered into a contract or arrangement with the Fund, or its investment adviser or distributor that enables them to purchase shares on behalf of their clients.

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor for Retirement Class

Collectively, intermediaries that are unaffiliated with TIAA-CREF and/or that do not provide custodial services to plans administered by TIAA-CREF, but that have contracted with the Trust or its affiliates to offer Retirement Class shares of the Fund are referred to as “Eligible Investors” in the rest of this “Retirement Class” section of this Prospectus.

42     Prospectus  ■  TIAA-CREF Managed Allocation Fund

Purchasing Shares – Retirement Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Retirement Class shares of the Fund offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Retirement Class shares of the Fund by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to the Fund (see “Allocating Retirement Contributions to the Fund” below). You may also direct the purchase of Retirement Class shares of the Fund by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

The Fund imposes no minimum investment requirement for Retirement Class shares. The Fund also does not currently restrict the frequency of investments made in the Fund by participant accounts, although the Fund reserves the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Fund will only accept accounts with a U.S. address of record. The Fund will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Fund.

The Fund has the right to reject your custody application and to refuse to sell additional Retirement Class shares of the Fund to any investor for any reason. The Fund treats all orders to purchase Retirement Class shares as being received when they are received in “good order” by the Fund’s transfer agent (or other authorized Fund agent) (see below). The Fund may suspend or terminate the offering of Retirement Class shares to your employer’s plan.

Allocating Retirement Contributions to the Fund—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Fund by completing an account application or enrollment form (paper or online) and selecting the Fund and the amounts you wish to

TIAA-CREF Managed Allocation Fund  ■  Prospectus     43

contribute to the Fund. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Opening an IRA or Keogh Account

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account and purchase Retirement Class shares for their account. For more information about opening an IRA, please call the Fund’s Telephone Counseling Center at 800 842-2888 or go to the TIAA-CREF Web Center at www.tiaa-cref.org. The Fund reserves the right to limit the ability of IRA and Keogh accounts to purchase the Retirement Class of the Fund.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Fund. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Fund will only accept accounts with a U.S. address of record. The Fund will not accept a P.O. Box as the address of record.

There may be circumstances when the Fund will not accept new investments. The Fund reserves the right to suspend or terminate the offering of its shares at any time without prior notice. The Fund also reserves the right to reject any application or investment or any other specific purchase request.

The Fund does not impose minimum investment requirements. However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Retirement Class shares. Please contact your intermediary or plan sponsor for more information.

The Fund considers all purchase requests to be received when they are received in “good order” by the Fund’s transfer agent (or other authorized Fund agent) (see below). The Fund will not accept third-party checks. (The Fund considers any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Fund cannot accept checks made out to you or other parties and signed over to the Fund. The Fund will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Fund will not accept corporate checks for investment into non-corporate accounts.

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To open an account or purchase shares by wire:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Retirement Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund and amount to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Fund an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Retirement Class shares of the Fund must be for a specified dollar amount. The Fund cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Fund will return these investments.

• If you invest in the Retirement Class of the Fund through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Fund). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If any payment or transfer to the Fund is returned as “insufficient funds,” the Fund will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by the Fund or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Fund can redeem shares from any of your account(s) as reimbursement for all losses. The Fund also reserves the right to restrict you from making future purchases in the Fund.

• Federal law requires the Fund to obtain, verify and record information that identifies each person who opens an account. Until the Fund receives such information, the Fund may not be able to open an account or effect transactions for you. Furthermore, if the Fund is unable to verify your

TIAA-CREF Managed Allocation Fund  ■  Prospectus     45

identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Fund reserves the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Fund’s Market Timing/Excessive Trading Policy (see below).

• The Fund is not responsible for any losses due to unauthorized or fraudulent instructions so long as the Fund follows reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Retirement Class shares of a Fund with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Fund, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Retirement Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Retirement Class shares on any business day, subject to the terms of their employer’s plan, and Eligible Investors can redeem (sell) their Retirement Class shares on any business day. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

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Pursuant to a TIAA-CREF participant’s instructions, the Fund reinvests redemption proceeds in (1) Retirement Class shares of other funds or series of the Trust available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Fund’s transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Retirement Class shares by check, the Fund may delay payment of the redemption proceeds until the check clears. This can take ten days. If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Fund for further information.

We reserve the right to require a signature guarantee on any redemption.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to ERISA or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

The Fund can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors. If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Retirement Class shares at any time.

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     47

The Fund will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Fund sends redemption proceeds to the Eligible Investor on the next business day after the Fund receives a redemption request in “good order” by the Fund’s transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Fund can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, the Fund will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Fund for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

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Exchanging Shares – Retirement Class

Exchanging Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Retirement Class shares of the Fund for Retirement Class shares of another fund available under the plan (including other funds or series of the Trust, if available). An “exchange” means:

• a sale of Retirement Class shares of the Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another fund for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of the Fund for your participant, IRA or Annuity account; or

• a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be at least $100) or your entire balance, if less.

The Fund reserves the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Retirement Class shares in the Fund for Retirement Class shares of any other fund or series of the Trust on any business

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day, subject to the limitations described in the Fund’s Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Fund reserves the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor, like a plan or intermediary, should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

INSTITUTIONAL CLASS

Eligibility – Institutional Class

Institutional Class shares of the Fund are available for purchase by or through:

• certain intermediaries affiliated with TIAA-CREF, or

• other non-affiliated persons or intermediaries who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or other affiliates of TIAA-CREF, such as

• state-sponsored tuition savings plans or prepaid plans,

• insurance company separate accounts,

• employer-sponsored employee benefit plans,

• accounts established by employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals such as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans, or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

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Definition of Eligible Investor and Direct Purchaser

Collectively, investors that have contracted with the Trust or its affiliates to offer Institutional Class shares of the Fund and entities that are affiliated with the Trust, Advisors or TPIS are referred to as “Eligible Investors” in this “Institutional Class” section of this Prospectus.

Under certain circumstances, Institutional Class shares of the Fund may be offered directly to certain eligible individuals or institutions (each, a “Direct Purchaser”).

Account Minimums—Certain Eligible Investors

No minimum initial investment is required to purchase Institutional Class shares of the Fund by or through the following categories of Eligible Investors:

• Certain financial intermediaries that have entered into an appropriate agreement with the Fund, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs: (1) whose clients pay asset-based fees to such entities for investment advisory, management or other services; and (2) which are not compensated by the Fund for any services provided to clients who hold Fund shares through such entities;

• Trust companies, including both those affiliated with Advisors, such as TIAA-CREF Trust Company, FSB (the “Trust Company”) and other trust companies that are not affiliated with Advisors;

• Registered investment companies advised by or affiliated with Advisors, including funds of funds;

• State-sponsored tuition savings plans and healthcare savings accounts (“HSAs”) sponsored by Advisors or its affiliates;

• Insurance company separate accounts sponsored or administered by an insurance company that is affiliated with Advisors;

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where: (1) such accounts are established on a plan-level or omnibus basis; and (2) the plan, plan sponsor, any financial intermediary or any other entity is not compensated by the Fund for any services provided to investors who hold Fund shares through such entities; or

• Other affiliates of Advisors or other persons or entities that the Fund may approve from time to time.

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Account Minimums—Other Investors

With respect to the categories of investors listed below, a $2 million minimum initial investment amount for purchases of Institutional Class shares of the Fund is applicable:

• Individual or institutional investors, including financial institutions, corporations, partnerships, foundations, banks, trusts, endowments, government entities or other similar entities, that invest directly in the Fund (such Direct Purchasers will be subject to a $1,000 minimum subsequent investment requirement);

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Financial intermediaries that have entered into an appropriate agreement with the Fund, Advisors and/or TPIS directly or via their trading agent and which receive compensation from the Fund for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services;

• Any individual retirement plan or group retirement plan that is not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity receives compensation from the Fund for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons, accounts, entities and categories of shareholders as determined by the Fund from time to time.

Please note that the initial minimum investment requirement must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, the Fund reserves the right to convert any Institutional Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the initial minimum investment requirement is not met in a reasonable period of time. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors who do not hold their Institutional Class shares directly with the Fund may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares. Eligible Investors (like financial intermediaries or employee benefit plans) may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements.

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The Fund reserves the right to waive or modify eligibility requirements for the Institutional Class at any time for any investor or financial intermediary.

Purchasing Shares – Institutional Class

Eligible Investors and Direct Purchasers may invest directly in the Institutional Class shares of the Fund. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Fund will only accept accounts with a U.S. address of record. The Fund will not accept a P.O. Box as the address of record.

There may be circumstances when the Fund will not accept new investments in the Fund. The Fund reserves the right to suspend or terminate the offering of its shares at any time without prior notice. The Fund also reserves the right to reject any application or investment or any other specific purchase request.

As described above, the Fund imposes minimum investment requirements for certain Eligible Investors and Direct Purchasers. However, Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements. Please contact your intermediary or plan sponsor for more information.

The Fund considers all purchase requests to be received when they are received in “good order” by the Fund’s transfer agent (or other authorized Fund agent) (see below). The Fund will not accept third-party checks. (The Fund considers any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Fund cannot accept checks made out to you or other parties and signed over to the Fund. The Fund will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash, counter checks or starter checks. The Fund will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire (Direct Purchasers and Eligible Investors):

Direct Purchasers should request an application from their Relationship Manager, who can help a Direct Purchaser complete the application or answer any questions that a Direct Purchaser may have about the application. A Direct Purchaser should send the Fund its application by mail, then call its Relationship Manager or the Fund directly to confirm that its account has been established. Or, the Direct Purchaser may forward its application and request for an account number directly to its Relationship Manager.

Eligible Investors or Direct Purchasers should instruct their bank to wire money to:

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 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Funds—Institutional Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund and amount to be invested.

To buy additional shares by wire, Direct Purchasers and Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire, except that existing investors need not forward another account application.

To open an account or purchase shares by mail (Direct Purchasers Only):

Send your check, made payable to TIAA-CREF Funds, and application to:

First Class Mail: The TIAA-CREF Funds—Institutional Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Funds—Institutional Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

To purchase additional shares by mail, send a check to either of the addresses listed above with the registration of the account, Fund account number, and the amount to be invested in the Fund.

Points to Remember for All Purchases—All Investors:

• Each investment must be for a specified dollar amount. The Fund cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Fund will return these investments.

• If you invest in the Institutional Class of the Fund through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Fund). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves

54     Prospectus  ■  TIAA-CREF Managed Allocation Fund

affiliated with TIAA-CREF may be charged a fee by their intermediary or plan sponsor (in addition to the fees and expenses deducted by the Fund).

• If your purchase check does not clear or payment on it is stopped, or if the Fund does not receive good funds through wire transfer or electronic funds transfer, the Fund will treat this as a redemption of the shares purchased. You will be responsible for any resulting loss incurred by the Fund or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Fund can redeem shares from any of your account(s) as reimbursement for all losses. The Fund also reserves the right to restrict you from making future purchases in the Fund. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar-day hold on all purchases by check.

• Federal law requires the Fund to obtain, verify and record information that identifies each person who opens an account. Until the Fund receives such information, the Fund may not be able to open an account or effect transactions for you. Furthermore, if the Fund is unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Fund reserves the right to take such action as deemed appropriate, which may include closing your account.

• An investor’s ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Fund’s Market Timing/Excessive Trading Policy (see below).

• The Fund is not responsible for any losses due to unauthorized or fraudulent instructions so long as the Fund follows reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit an Eligible Investor or Direct Purchaser to purchase Institutional Class shares of a Fund with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s or Direct Purchaser’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Fund or its intermediary or plan sponsor and Direct Purchasers interested in making in-kind purchases should contact either their Relationship Manager or the Fund directly.

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Redeeming Shares – Institutional Class

Eligible Investors and Direct Purchasers can redeem (sell) their Institutional Class shares on any business day.

Redeeming Shares—For Shares Held Through an Eligible Investor

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

Redeeming Shares—For Shares Held By Direct Purchasers

If you are a Direct Purchaser, either contact your Relationship Manager or send your written request to one of the addresses listed in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section for applicable redemption requirements. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

Direct Purchasers wishing to make redemption orders by telephone should call their Relationship Manager.

If you request a redemption, we will send the proceeds by check to the address of record or by electronic funds transfer to the bank account on file. A letter of instruction with a Medallion Signature Guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide Medallion Signature Guarantee. Please contact the Funds for further information.

Points to Remember—For All Redemptions

The Fund will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

Redemption Proceeds—All Investors

Usually, the Fund sends redemption proceeds on the next business day after the Fund receives a redemption request in “good order” by the Fund’s transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

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The Fund can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund's entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Institutional Class

Investors can exchange Institutional Class shares in the Fund for Institutional Class shares of any other fund or series of the Trust on any business day, subject to the limitations described in the Fund’s Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in the Fund and a purchase of shares in another fund.)

Exchanging Shares—Eligible Investors

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Eligible Investors can make an exchange through a telephone request by calling their Relationship Manager.

Exchanging Shares—Direct Purchasers

If you are a Direct Purchaser and would like to make an exchange, you may either call your Relationship Manager or send a letter of instruction to either of the addresses in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section. The letter must include your name, address, and the Fund and/or accounts you want to exchange between.

Exchange Requirements—All Investors

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer

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identification number. An exchange is considered a sale of securities, and therefore may be a taxable event. Any applicable minimum investment amounts on purchases also apply to exchanges.

The Fund reserves the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

CONVERSION OF SHARES – APPLICABLE TO ALL INVESTORS

A share conversion is a transaction where shares of one class of the Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of the Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of the Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Fund’s transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAVs of each class of the Fund will generally vary due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Fund’s market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Fund reserves the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary Conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your

58     Prospectus  ■  TIAA-CREF Managed Allocation Fund

Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Fund nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory Conversions

The Fund reserves the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Fund will notify affected shareholders in writing prior to any mandatory conversion.

IMPORTANT TRANSACTION INFORMATION

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Fund’s transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Fund’s transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Fund, its transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Fund’s transfer agent (or other authorized Fund agent) to effect the purchase. The Fund, its transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Fund’s transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Fund’s transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

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If you hold Institutional and Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

If you hold Retail Class shares through a financial intermediary, the intermediary may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Fund before redeeming a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum Account Size.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Fund reserves the right to waive or reduce the minimum account size for the Fund account at any time. Additionally, the Fund may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

• Retirement Class. There is currently no minimum account size for Retirement Class shares. The Fund reserves the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Fund reserves the right, without prior notice, to establish a minimum amount required to maintain an account.

Small Account Maintenance Fee—Retail Class. The Fund charges an annual Small Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value). Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Small Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their

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supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s automatic investment plan (AIP); and accounts held through tuition (529) programs. However, the annual Small Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Fund reserves the right to waive or reduce the annual Small Account Maintenance Fee for any Fund account at any time. Additionally, the Fund may increase, terminate or revise the terms of the annual Small Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a financial intermediary, you must give the Fund your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Fund whether or not you are subject to back-up withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address.

• Retail Class. To change the address on your account, please call the Fund or send the Fund a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

• Retirement Class. To change the address on an Eligible Investor account, please send the Fund a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Fund a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for Retail shares) or 14 days (for Retirement and Institutional shares) of changing your address, bank or bank account or adding certain new services to an existing account), the Fund may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Fund from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature

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Guarantee may be required, please contact the Fund or your Relationship Manager (for Direct Purchasers).

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Fund written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Fund to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Fund may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account—Direct Purchasers Only. TPIS, a TIAA subsidiary, is the principal underwriter for the Fund, and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of investment companies or other pooled investment vehicles managed by TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Director, Distribution Operation Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

TIAA-CREF Web Center and Telephone Transactions. The Fund is not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Fund requires the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Fund also tape records telephone instructions and provides written confirmations of such instructions. The Fund accepts all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Fund may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do

62     Prospectus  ■  TIAA-CREF Managed Allocation Fund

not want to be able to effect transactions over the telephone, call the Fund for instructions.

MARKET TIMING/EXCESSIVE TRADING POLICY—
APPLICABLE TO ALL INVESTORS

There are shareholders who may try to profit from making transactions back and forth among the Fund and other funds in an effort to “time” the market. As money is shifted in and out of the Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Fund is not appropriate for such market timing and you should not invest in the Fund if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar-day period, a shareholder redeems or exchanges any monies out of the Fund, subsequently purchases or exchanges any monies back into the Fund and then redeems or exchanges any monies out of the Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Fund. The Fund may also waive the market timing policies and procedures when it is believed that such waiver is in the Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Fund also reserves the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to the Fund’s efficient portfolio management. The Fund also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Fund has discretion in applying this policy, it is possible

TIAA-CREF Managed Allocation Fund  ■  Prospectus     63

that similar transaction activity could be handled differently because of the surrounding circumstances.

The Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Fund seeks to apply its specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Fund makes reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Fund, thereby making it more difficult for the Fund to identify market timing by such individual investors. At times, the Fund may agree to defer to an intermediary’s market timing policy if the Fund believes that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Fund has the right to modify its market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether the Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated the Fund’s market timing policies.

The Fund is not appropriate for market timing. You should not invest in the Fund if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Fund through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

ELECTRONIC PROSPECTUSES

If you received this Prospectus electronically and would like a paper copy, please contact the Fund and one will be sent to you.

ADDITIONAL INFORMATION ABOUT INDEX PROVIDERS

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Fund is not promoted by, nor in any way affiliated with, the Russell Investment Group.

64     Prospectus  ■  TIAA-CREF Managed Allocation Fund

The Russell Investment Group is not responsible for and has not reviewed the Fund nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     65

GLOSSARY

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its yield.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines to be of comparable quality.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

66     Prospectus  ■  TIAA-CREF Managed Allocation Fund

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of each class of shares of the Fund for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Fund’s independent registered public accounting firm and has audited the financial statements of the Fund for each of the periods presented. Their report appears in the Trust’s Annual Report, which is available without charge upon request.

TIAA-CREF Managed Allocation Fund  ■  Prospectus     67

FINANCIAL HIGHLIGHTS (continued)

MANAGED ALLOCATION FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.39	$9.40		$8.73	$8.86	$11.03	$10.11
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.27	0.21		0.24	0.24	0.33	0.33
Net realized and
unrealized gain (loss)
on total investments	(0.47)	0.97		0.67	(0.13)	(2.16)	1.12
Total gain (loss) from
investment operations	(0.20)	1.18		0.91	0.11	(1.83)	1.45
Less distributions from:
Net investment income	(0.27)	(0.19)		(0.24)	(0.24)	(0.33)	(0.53)
Net realized gains	—	—		—	—	(0.01)	—
Total distributions	(0.27)	(0.19)		(0.24)	(0.24)	(0.34)	(0.53)
Net asset value,
end of period	$9.92	$10.39		$9.40	$8.73	$8.86	$11.03

TOTAL RETURN	(1.79)%	12.66	%(c)	10.52%	1.74%	(16.92)%	14.68%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$6,724	$4,142		$2,542	$2,011	$1,832	$4,718
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	0.04%	0.06	%(e)	0.06%	0.10%	0.07%	0.12%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.00%	0.00	%(e)	0.00%	0.00%	0.00%	0.00%
Ratio of net investment
income (loss) to
average net assets	2.76%	3.18	%(e)	2.68%	3.15%	3.28%	3.12%
Portfolio turnover rate	15%	10	%(c)	21%	48%	26%	13%

68     Prospectus  ■  TIAA-CREF Managed Allocation Fund

FINANCIAL HIGHLIGHTS (continued)

MANAGED ALLOCATION FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.38	$9.39		$8.72	$8.86	$11.03	$10.13
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.24	0.19		0.21	0.21	0.29	0.35
Net realized and
unrealized gain (loss)
on total investments	(0.46)	0.98		0.67	(0.12)	(2.14)	1.06
Total gain (loss) from
investment operations	(0.22)	1.17		0.88	0.09	(1.85)	1.41
Less distributions from:
Net investment income	(0.25)	(0.18)		(0.21)	(0.23)	(0.31)	(0.51)
Net realized gains	—	—		—	—	(0.01)	—
Total distributions	(0.25)	(0.18)		(0.21)	(0.23)	(0.32)	(0.51)
Net asset value,
end of period	$9.91	$10.38		$9.39	$8.72	$8.86	$11.03

TOTAL RETURN	(2.04)%	12.54	%(c)	10.26%	1.39%	(17.10)%	14.27%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$29,993	$32,622		$24,404	$21,287	$13,678	$16,570
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	0.29%	0.31	%(e)	0.30%	0.34%	0.31%	0.37%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.25%	0.25	%(e)	0.25%	0.25%	0.24%	0.25%
Ratio of net investment
income (loss) to
average net assets	2.43%	2.87	%(e)	2.36%	2.82%	2.84%	3.26%
Portfolio turnover rate	15%	10	%(c)	21%	48%	26%	13%

TIAA-CREF Managed Allocation Fund  ■  Prospectus     69

FINANCIAL HIGHLIGHTS (concluded)

MANAGED ALLOCATION FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
## 40451	05/31/12	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.41	$9.42		$8.75	$8.88	$11.05	$10.16
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.24	0.20		0.22	0.24	0.32	0.22
Net realized and
unrealized gain (loss)
on total investments	(0.46)	0.97		0.67	(0.13)	(2.15)	1.21
Total gain (loss) from
investment operations	(0.22)	1.17		0.89	0.11	(1.83)	1.43
Less distributions from:
Net investment income	(0.25)	(0.18)		(0.22)	(0.24)	(0.33)	(0.54)
Net realized gains	—	—		—	—	(0.01)	—
Total distributions	(0.25)	(0.18)		(0.22)	(0.24)	(0.34)	(0.54)
Net asset value,
end of period	$9.94	$10.41		$9.42	$8.75	$8.88	$11.05

TOTAL RETURN	(2.03)%	12.52	%(c)	10.34%	1.70%	(16.89)%	14.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$525,266	$562,043		$505,725	$471,190	$489,340	$620,616
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (d)	0.33%	0.26	%(e)	0.21%	0.44%	0.37%	0.45%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (d)	0.25%	0.21	%(e)	0.16%	0.05%	0.00%	0.00%
Ratio of net investment
income (loss) to
average net assets	2.44%	3.01	%(e)	2.47%	3.16%	3.16%	1.99%
Portfolio turnover rate	15%	10	%(c)	21%	48%	26%	13%

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

(b)	Based on average shares outstanding.
(c)	The percentages shown for this period are not annualized.
(d)

The Fund's expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.44%, 0.42% and 0.42%, respectively.

(e)	The percentages shown for this period are annualized.

70     Prospectus  ■  TIAA-CREF Managed Allocation Fund

[This page intentionally left blank.]

FOR MORE INFORMATION ABOUT TIAA-CREF FUNDS

Statement of Additional Information (“SAI”). The Fund’s SAI contains more information about certain aspects of the Fund. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Fund’s SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Fund’s annual and semiannual reports provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the preceding fiscal year. The audited financial statements in the Fund’s annual shareholder report dated May 31, 2012 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Fund’s SAI or these reports without charge, or contact the Fund for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Fund’s SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Fund may mail only one copy of the Fund’s Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Fund toll-free or write to the Fund as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important Information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Fund will ask for your name, address, date of birth, Social Security number and other information that will allow the Fund to identify you, such as your home telephone number. Until you provide the Fund with the information it needs, the Fund may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A11948 (10/12)

STATEMENT OF ADDITIONAL INFORMATION

TIAA-CREF FUNDS
FUNDS-OF-FUNDS

OCTOBER 1, 2012

Tickers by Class

	Retail	Retirement	Premier	Institutional
Lifecycle Funds
Lifecycle Retirement Income Fund	TLRRX	TLIRX	TPILX	TLRIX
Lifecycle 2010 Fund	—	TCLEX	TCTPX	TCTIX
Lifecycle 2015 Fund	—	TCLIX	TCFPX	TCNIX
Lifecycle 2020 Fund	—	TCLTX	TCWPX	TCWIX
Lifecycle 2025 Fund	—	TCLFX	TCQPX	TCYIX
Lifecycle 2030 Fund	—	TCLNX	TCHPX	TCRIX
Lifecycle 2035 Fund	—	TCLRX	TCYPX	TCIIX
Lifecycle 2040 Fund	—	TCLOX	TCZPX	TCOIX
Lifecycle 2045 Fund	—	TTFRX	TTFPX	TTFIX
Lifecycle 2050 Fund	—	TLFRX	TCLPX	TFTIX
Lifecycle 2055 Fund	—	TTRLX	TTRPX	TTRIX
Lifecycle Index Funds
Lifecycle Index Retirement Income Fund	—	TRCIX	TLIPX	TRILX
Lifecycle Index 2010 Fund	—	TLTRX	TLTPX	TLTIX
Lifecycle Index 2015 Fund	—	TLGRX	TLFPX	TLFIX
Lifecycle Index 2020 Fund	—	TLWRX	TLWPX	TLWIX
Lifecycle Index 2025 Fund	—	TLQRX	TLVPX	TLQIX
Lifecycle Index 2030 Fund	—	TLHRX	TLHPX	TLHIX
Lifecycle Index 2035 Fund	—	TLYRX	TLYPX	TLYIX
Lifecycle Index 2040 Fund	—	TLZRX	TLPRX	TLZIX
Lifecycle Index 2045 Fund	—	TLMRX	TLMPX	TLXIX
Lifecycle Index 2050 Fund	—	TLLRX	TLLPX	TLLIX
Lifecycle Index 2055 Fund	—	TTIRX	TTIPX	TTIIX
Lifestyle Funds
Lifestyle Income Fund	TSILX	TLSRX	TSIPX	TSITX
Lifestyle Conservative Fund	TSCLX	TSCTX	TLSPX	TCSIX
Lifestyle Moderate Fund	TSMLX	TSMTX	TSMPX	TSIMX
Lifestyle Growth Fund	TSGLX	TSGRX	TSGPX	TSGGX
Lifestyle Aggressive Growth Fund	TSALX	TSARX	TSAPX	TSAIX
Managed Allocation Fund
Managed Allocation Fund	TIMRX	TITRX	—	TIMIX

This Statement of Additional Information (“SAI”) contains additional information that you should consider before investing in the Lifecycle Funds, Lifecycle Index Funds, Lifestyle Funds and Managed Allocation Fund, investment portfolios or “Funds” of the TIAA-CREF Funds (the “Trust”). The SAI is not a prospectus, but is incorporated by reference into and is made part of the Lifecycle Funds’, Lifecycle Index Funds’, Lifestyle Funds’ and Managed Allocation Fund’s prospectuses, dated October 1, 2012 (each, a “Prospectus”).

Note: Effective October 2010 the Funds in the chart above changed their fiscal year ends from September 30 to May 31 (except for the Lifestyle Funds, which have had a fiscal year end of May 31 since their inception). As a result, certain data and other information regarding the Funds throughout the SAI has been included for the fiscal periods ending May 31, 2012, May 31, 2011 (eight months), and September 30, 2010. The SAI should be read carefully in conjunction with the Prospectuses. The Prospectuses may be obtained, without charge, by writing the Funds at TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206 or by calling 877 518-9161.

This SAI describes 28 Funds: eleven Lifecycle Funds, eleven Lifecycle Index Funds, five Lifestyle Funds and the Managed Allocation Fund. Each Lifecycle Fund, Lifecycle Index Fund and Lifestyle Fund, as well as the Managed Allocation Fund, offers Retirement Class and Institutional Class shares. Each Lifecycle Fund, Lifecycle Index Fund and Lifestyle Fund also offers Premier Class shares and the Lifecycle Retirement Income Fund, Managed Allocation Fund, and each Lifestyle Fund offer Retail Class shares.

Capitalized terms used, but not defined, herein have the same meaning as in the Prospectuses. The audited financial statements of the Trust for the Funds covered by this SAI for the fiscal periods ended May 31, 2012 are incorporated into this SAI by reference to the Funds’ Annual Reports to shareholders dated May 31, 2012. The Funds will furnish you, without charge, a copy of the Annual Reports on request.

B-2	Investment Objectives, Policies, and Restrictions	B-43	Pricing of Shares
B-21	Disclosure of Portfolio Holdings	B-45	Tax Status
B-23	Management of the Trust	B-49	Brokerage Allocation
B-30	Proxy Voting Policies	B-50	Legal Matters
B-31	Principal Holders of Securities	B-50	Experts
B-35	Investment Advisory and Other Services	B-50	Financial Statements
B-38	Information about the Funds’ Portfolio Management Team	B-51	Appendix: TIAA-CREF Policy Statement on Corporate Governance
B-40	About the Trust and the Shares

INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

          The investment objectives and policies of each Fund are discussed in their respective Prospectuses. Because each Fund invests in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”), investors in each Fund will be affected by an Underlying Fund’s investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. Accordingly, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following discussion of investment policies and restrictions supplements the descriptions in the Prospectuses of the Funds as well as the prospectuses of the Underlying Funds of the Trust.

          Under the Investment Company Act of 1940, as amended (the “1940 Act”), any fundamental policy of a registered investment company may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that series. However, the investment objective of each Fund as described in the Prospectuses, and its non-fundamental investment restrictions as described in “Investment Policies” below, may be changed by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) at any time without shareholder approval. The Trust is an open-end management investment company.

          Each Fund is classified as “diversified” within the meaning of the 1940 Act. In addition, each Fund intends to meet the diversification requirements of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”).

Unless otherwise noted, each of the following investment policies and risk considerations apply to each Fund.

FUNDAMENTAL POLICIES

The following restrictions are fundamental policies of each Fund:
1.	The Fund will not issue senior securities except as permitted by law.

2.

The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described in restriction 7 below; and (b) from banks (only in amounts not in excess of 33⅓% of the market value of that Fund’s assets at the time of borrowing), and, from other sources for temporary purposes (only in amounts not exceeding 5%, or such greater amount as may be permitted by law, of that Fund’s total assets taken at market value at the time of borrowing).

3.	The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.
4.	The Fund will not purchase real estate or mortgages directly, except that the Fund may invest in investment vehicles that purchase real estate or mortgages directly.
5.	The Fund will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein.

6.	The Fund will not lend any security or make any other loan if, as a result, more than 33⅓% of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

7.	The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8.

The Fund will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). With respect to investment restriction number 8, each Fund may invest more than 25% of its assets in any one Underlying Fund. With respect to this restriction, the Managed Allocation Fund may invest more than 25% of its assets in any one investment company or other permissible investment product or pool. For concentration purposes, each Fund will look through to the holdings of its affiliated Underlying Funds to assess its industry concentration. Currently, none of the Funds nor any of the Underlying Funds, other than the Real Estate Securities Fund and Global Natural Resources Fund, concentrates, or intends to concentrate, its investments in a particular industry.

The following restriction is a fundamental policy of each Fund other than the Managed Allocation Fund:
9.

The Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or hold more than 10% of the outstanding voting securities of any one issuer.

The following restriction is a fundamental policy of the Managed Allocation Fund:
10.	The Fund will not invest in securities other than securities of other registered investment companies or other permissible

B-2    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

investment products or pools that are approved by the Board of Trustees, government securities or short-term securities.
          With the exception of percentage restrictions related to borrowings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specific limit resulting from a change in the value of portfolio securities will not be considered a violation by the Fund.

INVESTMENT POLICIES

          The following policies and restrictions are non-fundamental policies of each Fund. These restrictions may be changed by the Board of Trustees without the approval of Fund shareholders. Since each Fund will invest primarily in shares of other investment companies, rather than investing directly in individual securities, the investment policies listed below are applicable to the Underlying Funds of the Trust (but not to other Underlying Funds unless specifically noted below) in which the Funds invest.

          Non-Equity Investments of the Equity and Real Estate Securities Underlying Funds. The equity Underlying Funds (the “Equity Funds”) and the Real Estate Securities Fund can, in addition to common stocks, hold other types of securities with equity characteristics, such as convertible bonds, preferred stock, warrants and depository receipts or rights for such securities. Pending more permanent investments or to use cash balances effectively, these Funds may hold the same types of money market instruments as the TIAA-CREF Money Market Fund (the “Money Market Fund”) invests in (as described in the Underlying Funds’ prospectuses), as well as other short-term instruments. These other instruments are the same types of instruments the Money Market Fund may hold, but they have longer maturities than the instruments allowed in the Money Market Fund, or else do not meet the requirements for “First Tier Securities.”

          When market conditions warrant, the Equity Funds and the Real Estate Securities Fund may invest directly in investment-grade debt securities similar to those the TIAA-CREF Bond Fund may invest in. The Equity Funds may also hold debt securities that they acquire because of mergers, recapitalizations or otherwise.

          The Equity Funds and the Real Estate Securities Fund also may invest in options and futures, as well as more recently developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with their investment objectives and regulatory requirements.

These investments and other Underlying Fund investment strategies are discussed in detail below.

          Temporary Defensive Positions. During periods when Teachers Advisors, Inc. (“Advisors”), the investment adviser for the Underlying Funds, believes there are unstable market, economic, political or currency conditions domestically or abroad, Advisors may assume, on behalf of an Underlying Fund, a temporary defensive posture and (1) without limitation hold cash and/or invest in money market instruments and/or the Money Market Fund, or (2) restrict the securities markets in which the Underlying Fund’s assets will be invested by investing those assets in securities markets deemed by Advisors to be conservative in light of the Underlying Fund’s investment objective and policies. Under normal circumstances, each Underlying Fund may invest a portion of its total assets in cash or money market instruments for cash management purposes, pending investment in accordance with the Underlying Fund’s investment objective and policies and to meet operating expenses.
To the extent that an Underlying Fund holds cash or invests in money market instruments, it may not achieve its investment objective.

          Credit Facility. Many of the Underlying Funds and the Funds participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts or series of the College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds (“TCLF”) and TIAA Separate Account VA-1 (“VA-1”), as well as certain other series of the Trust, each of which is managed by Advisors or an affiliate of Advisors, also participate in this credit facility. An annual commitment fee for the credit facility is borne by the participating Funds and Underlying Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates that are based on a specified rate of interest.

          If an Underlying Fund or a Fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes a Fund to special risks, including greater fluctuations in net asset value in response to market changes.

          Additional Risks Resulting From Market Events and Government Intervention in Financial Markets. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of securities held by an Underlying Fund is unknown. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which the Underlying Funds invest, or the issuers of such securities, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and the Underlying Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or an Underlying Fund’s ability to achieve its investment objective.

          Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ and the Underlying Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds and Underlying Funds to greater market and liquidity risk and potential difficulty in valuing portfolio securities. The Funds and the Underlying Funds have established procedures to assess the liquidity of portfolio holdings and to value securities for which market prices may not be readily available. Advisors will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

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          The value of an Underlying Fund’s holdings is also generally subject to the risk of future local, national or global economic disturbances based on unknown weaknesses in the markets in which an Underlying Fund invests. In the event of such a disturbance, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

          Illiquid Investments. The Board of Trustees has delegated responsibility to Advisors for determining the value and liquidity of investments held by each Underlying Fund. The Underlying Funds may invest up to 15% (5% in the case of an Underlying Money Market Fund) of their net assets (taken at current value) in investments that may not be readily marketable. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Investment in illiquid securities poses risks of potential delays in resale. Limitations, or delays in, resale may have an adverse effect on the marketability of portfolio securities and it may be difficult for the Underlying Fund to dispose of illiquid securities promptly or to sell such securities for their fair market value.

          Restricted Securities. The Underlying Funds may invest in restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”). From time to time, restricted securities can be considered illiquid. For example, they may be considered illiquid if they are not eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act. However, purchases by an Underlying Fund of securities of foreign issuers offered and sold outside the United States may be considered liquid even though they are restricted. The Board of Trustees of the Underlying Funds has delegated responsibility to Advisors for determining the value and liquidity of restricted securities and other investments held by each Fund.

          Preferred Stock. The Underlying Funds (other than the Money Market Fund) can invest in preferred stock consistent with their investment objectives. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

          Options and Futures. Each of the Underlying Funds (other than the Money Market Fund) may engage in options (puts and calls) and futures strategies to the extent permitted by the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”). The Underlying Funds are not expected to use options and futures strategies in a speculative manner but rather they may use them primarily as hedging techniques or for cash management purposes.

Options and futures transactions may increase an Underlying Fund’s transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objective.

          Options. Option-related activities could include: (1) the sale of covered call option contracts and the purchase of call option contracts for the purpose of closing a purchase transaction; (2) buying covered put option contracts, and selling put option contracts to close out a position acquired through the purchase of such options; and (3) selling call option contracts or buying put option contracts on groups of securities and on futures on groups of securities, and buying similar call option contracts or selling put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and each Underlying Fund may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

          A call option is a short-term contract (generally for nine months or less) that gives the purchaser of the option the right but not the obligation to purchase the underlying security at a fixed exercise price at any time (American style) or at a set time (European style) prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks an “opportunity loss” of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

          The Underlying Funds may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that they had previously sold on that security. Depending on the premium for the call option purchased by an Underlying Fund, the Underlying Fund will realize a profit or loss on the transaction on that security.

          A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price. The buying of a covered put contract limits the downside exposure for the investment in the underlying security. The risk of purchasing

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a put is that the market price of the underlying stock prevailing on the expiration date may be above the option’s exercise price. In that case, the option would expire worthless and the entire premium would be lost.

          The Underlying Funds may close out a position acquired through buying a put option by selling an identical put option on the same security with the same exercise price and expiration date as the put option that they had previously bought on that security. Depending on the premium for the put option purchased by an Underlying Fund, the Underlying Fund would realize a profit or loss on the transaction.

          In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the options on the Standard & Poor’s 100 Index, which are traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor’s 500 Index and the New York Stock Exchange Composite Index. The selling of such calls on groups of securities can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of an Underlying Fund’s portfolio of securities. To the extent that an Underlying Fund’s portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration of Advisors before it deals in any option on behalf of an Underlying Fund.

          There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

          Futures. To the extent permitted by applicable regulatory authorities, each Underlying Fund may purchase and sell futures contracts on securities or other instruments, or on groups or indices of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of an Underlying Fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on investments than available in the cash market. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains, respectively, on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

          A futures contract on an investment is a binding contractual commitment which, if held to maturity, generally will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract.

          By purchasing a futures contract—assuming a “long” position—Advisors will legally obligate an Underlying Fund to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract—assuming a “short” position—Advisors will legally obligate an Underlying Fund to make the future delivery of the security or instrument against payment of the agreed price.

          Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by an Underlying Fund usually will be liquidated in this manner, an Underlying Fund may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to an Underlying Fund to do so. A clearing corporation associated with the exchange on which the futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

          A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

          Stock index futures may be used to hedge the equity investments of each Underlying Fund with regard to market (systematic) risk (involving the market’s assessment of overall economic prospects), as distinguished from stock specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, Advisors may seek to protect the value of the Underlying Funds’ securities portfolios against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, Advisors can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, an Underlying Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

          Unlike the purchase or sale of a security, no price is paid or received by an Underlying Fund upon the purchase or sale of a futures contract. Initially, the Underlying Fund will be required to deposit in a segregated account with the broker (futures commission merchant) carrying the futures account on behalf of the Underlying Fund an amount of cash, U.S. Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the

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nature of a performance bond or good faith deposit on the contract that is returned to the Underlying Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called “variation margin,” will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

          For example, when an Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the Underlying Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where an Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Underlying Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Underlying Fund may elect to close the position by taking an opposite position that will operate to terminate the Underlying Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Underlying Fund, and the Underlying Fund realizes a loss or a gain.

          There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments that are the subject of the hedge. Advisors, on behalf of an Underlying Fund, will attempt to reduce this risk by engaging in futures transactions, to the extent possible where, in Advisors’ judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the Underlying Fund’s portfolio securities or instruments sought to be hedged.

          Successful use of futures contracts for hedging purposes also is subject to Advisors’ ability to correctly predict movements in the direction of the market. For example, it is possible that where an Underlying Fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the Underlying Fund’s portfolio may decline. If this occurred, the Underlying Fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, Advisors believes that over time the value of an Underlying Fund’s portfolio will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged.

          It is also possible that, for example, if an Underlying Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Underlying Fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if an Underlying Fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Underlying

Fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

          The Underlying Funds (other than the Money Market Fund) may also use futures contracts and options on futures contracts to manage their cash flow more effectively. To the extent that an Underlying Fund enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions that permit the Underlying Funds to claim an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act. The Underlying Funds and/or Advisors have claimed an exclusion from the definition of the term “commodity pool operator” and “commodity pool” under the Commodity Exchange Act and the regulations thereunder and, therefore, are not currently subject to registration or regulation as commodity pool operators or pools.

          Firm Commitment Agreements and Purchase of “When-Issued” Securities. The Underlying Funds can enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Underlying Funds may purchase, for example, issues of fixed-income instruments on a “when issued” basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Underlying Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Underlying Funds’ risk of early repayment of principal, but exposes the Underlying Funds to some additional risk that the transaction will not be consummated.

          When an Underlying Fund enters into a firm commitment agreement, liability for the purchase price—and the rights and risks of ownership of the securities—accrues to the Underlying Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Underlying Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Underlying Fund is

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obligated to purchase such securities, it will be required to segregate assets. See “Segregated Accounts” below.

Debt Instruments Generally

          A debt instrument held by an Underlying Fund will be affected by general changes in interest rates that will, in turn, result in increases or decreases in the market value of the instrument. The market value of non-convertible debt instruments (particularly fixed-income instruments) in an Underlying Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of an Underlying Fund holding a significant amount of fixed-income instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Underlying Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such an Underlying Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Underlying Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

          Ratings as Investment Criteria. Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by Advisors as one of many criteria for the selection of portfolio securities on behalf of the Underlying Funds, Advisors also relies upon its own analysis to evaluate potential investments.

          Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Underlying Fund. These events will not require the sale of the securities by the Underlying Fund. However, Advisors will consider the event in its determination of whether the Underlying Fund should continue to hold the securities. To the extent that a NRSRO’s rating changes as a result of a change in the NRSRO or its rating system, Advisors will attempt to use comparable ratings as standards for the Underlying Funds’ investments in accordance with their investment objectives and policies.

          Certain Investment-Grade Debt Obligations. Although obligations rated Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), are considered investment-grade, they may be viewed as being subject to greater risks than other investment-grade obligations. Obligations rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest.

          U.S. Government Debt Securities. Some of the Underlying Funds may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, any of the various institutions that pre-

viously were or currently are part of the Farm Credit System, including The National Bank for Cooperatives, The Farm Credit Banks, and the Banks for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority, and District of Columbia Armory Board. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality (e.g., GNMA). Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors or its securities, an Underlying Fund only invests in U.S. Government securities when Advisors determines that the credit risk associated with the obligation is suitable for the Underlying Fund.

          In September 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges, as well as assets, of FNMA and FHLMC, although each of FNMA and FHLMC will likely continue to operate as going concerns while in conservatorship.

          Although the U.S. Treasury Department subsequently announced several additional steps to enhance FNMA’s and FHLMC’s ability to meet their respective obligations, certain of these additional steps, a liquidity backstop and the mortgage-backed securities purchase program, expired in December 2009. In addition, under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), FHFA has the power, as conservator or receiver, to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment under certain conditions. Therefore, the uncertainty surrounding the guaranty obligations of FNMA and FHLMC with respect to mortgage-backed securities, combined with the broad power of the FHFA to potentially cancel these guaranty obligations, could adversely impact the value of certain FNMA and FHLM-guaranteed mortgage-backed securities held by the Underlying Funds.

Risks of Lower-Rated, Lower-Quality Debt Instruments.

Lower-rated debt securities (i.e., those rated Ba or lower by Moody’s or BB or lower by S&P) are sometimes referred to as “high-yield” or “junk” bonds. Each of the Underlying Funds (except for the Money Market Fund) may invest in lower-rated debt securities. In particular, under normal market conditions, the High-Yield Fund invests at least 80% of its net assets in below-investment-grade securities. These securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-rated categories. Reliance on credit ratings entails greater risks with regard to lower-rated securities than it does with regard to higher-rated securities, and

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Advisors’ success is more dependent upon its own credit analysis with regard to lower-rated securities than is the case with regard to higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent an Underlying Fund invests in these securities, factors adversely affecting the market value of lower-rated securities will adversely affect the Underlying Fund’s net asset value (“NAV”). In addition, an Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

          An Underlying Fund may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in lower-rated securities, there is no established retail secondary market for many of these securities, and the Underlying Funds anticipate that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Underlying Funds to obtain accurate market quotations for purposes of valuing an Underlying Fund’s assets. Market quotations are generally available on many lower-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. When market quotations are not readily available, lower-rated securities must be fair valued by using procedures approved by the Board of Trustees. This valuation is more difficult and judgment plays a greater role in such valuation when there are less reliable objective data available.

          Any debt instrument, no matter its initial rating may, after purchase by an Underlying Fund, have its rating lowered due to the deterioration of the issuer’s financial position. Advisors may determine that an unrated security is of comparable quality to securities with a particular rating. Such unrated securities are treated as if they carried the rating of securities with which Advisors compares them.

          Lower-rated debt securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

          It is possible that a major economic recession could adversely affect the market for lower-rated securities. Any such recession might severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

          The Underlying Funds may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The Underlying Funds may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities.

          The Underlying Funds may also acquire lower-rated securities during an initial underwriting. Such securities involve special risks because they are new issues. The Underlying Funds have no arrangement with any person concerning the acquisition of such securities, and Advisors will carefully review the credit and other characteristics pertinent to such new issues. An Underlying Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund would participate on such committees only when Advisors believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

          Although most of the Underlying Funds can invest a percentage of their assets in lower-rated securities, the High-Yield Fund can invest up to 100% of its assets in debt instruments that are unrated or rated lower than the four highest rating categories assigned by Moody’s or S&P. Up to 20% of High-Yield Fund’s assets may be invested in securities rated lower than B- or its equivalent by at least two rating agencies. Thus, the preceding information about lower-rated securities is especially applicable to the High-Yield Fund.

          Corporate Debt Securities. An Underlying Fund may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

B-8    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

          Zero Coupon Obligations. Some of the Underlying Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although an Underlying Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends to shareholders each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of an Underlying Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that an Underlying Fund otherwise would not have done so. To the extent an Underlying Fund is required to liquidate thinly traded securities, an Underlying Fund may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by an Underlying Fund to pay distributions, the Underlying Fund will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

          Floating and Variable Rate Instruments. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every 1–3 months. Some of the Underlying Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of the interest rate of securities indexed, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed-rate securities to interest rate changes and to have higher yields when interest rates increase. However, during rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates are paid on an income security may increase or decrease and may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed-rate securities in response to extreme movements in interest rates.

          An Underlying Fund (except for the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality redemption provisions and maturity.

          Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. An Underlying Fund may buy securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (more commonly known as the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

          The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

          Structured or Indexed Securities (including Exchange-Traded Notes, Equity Linked Notes and Inflation-Indexed Bonds). Some of the Underlying Funds may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is based on a reference such as a specific currency, interest rate, commodity, index or other financial indicator (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Underlying Fund’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities. Structured and indexed securities are generally subject to the same risks as other fixed-income securities in addition to the special risks associated with linking the payment of principal and/or interest payments (or other payable amounts) to the performance of a Reference.

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           An Underlying Fund may invest in asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government sponsored enterprises such as Fannie Mae or Freddie Mac.

          An Underlying Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Mortgage-Backed and Asset-Backed Securities

          Mortgage-Backed and Asset-Backed Securities Generally. Some of the Underlying Funds may invest in mortgage-backed and asset-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage related securities such as government stripped mortgage related securities, adjustable-rate-mortgage related securities and collateralized mortgage obligations. Some of the Underlying Funds may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are pooled and securitized by governmental, government-related and private organizations through the use of trusts and special purpose entities and sold to investors. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by these assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government-sponsored enterprises such FNMA or FHLMC.

          Mortgage Pass-Through Securities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government-related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

          Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other sec-

B-10    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

ondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the credit-worthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets an Underlying Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Advisors determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable, especially in the current financial environment. In addition, recent developments in the fixed-income and credit markets may have an adverse impact on the liquidity of mortgage-related securities.

          Collateralized Mortgage Obligations (“CMOs”). CMOs are structured into multiple classes, each bearing a different stated maturity. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

          In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

          The average maturity of pass-through pools of mortgage-related securities in which some of the Underlying Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. For example, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than originally expected. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Underlying Fund, the maturity of each of these securities will be the average life of such securities based on the most recent estimated annual prepayment rate.

          Asset-Backed Securities Unrelated to Mortgage Loans. Some of the Underlying Funds may invest in asset-backed securities that are unrelated to mortgage loans. These include, but are not limited to, credit card securitizations, auto and equipment lease and loan securitizations and rate reduction bonds. In the case of credit card securitizations, it is typical to have a revolving master trust issue soft bullet maturities representing a fractional interest in trusts whose assets consist of revolving credit card receivables. Auto and equipment lease and loan securitizations reference specific static asset pools whereby monthly payments of principal and interest are passed through directly to certificate holders typically in order of seniority. The ultimate performance of these securities is a function of both the credit-worthiness of the borrowers as well as recovery obtained on collateral foreclosed upon by the respective trust(s). Rate reduction bonds represent a secured interest in future rate recovery on stranded utility assets that may result from, for example, storm damages or environmental costs. Typically these costs are recouped over time from a broad rate payer base. The performance of these securities would depend primarily upon a continuance of sufficient rate base to repay the notes in the specified time frame and a stable regulatory environment.

          Mortgage Dollar Rolls. Some of the Underlying Funds may enter into mortgage “dollar rolls” in which the Underlying Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase substantially identical securities on a specified future date. To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have the same original stated maturity; (4) have identical net coupon rates; (5) have identical form and type so as to provide the same risks and rights; and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The

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Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will diminish the investment performance of the Underlying Fund compared with what such performance would have been without the use of mortgage rolls. The Underlying Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage rolls may depend upon Advisors’ ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage rolls can be successfully employed.

          Securities Lending. Subject to the Underlying Funds’ fundamental investment policies relating to loans of portfolio securities set forth above, each Underlying Fund may lend its securities to brokers and dealers that are not affiliated with Teachers Insurance and Annuity Association of America (“TIAA”), are registered with the SEC and are members of the Financial Industry Regulatory Authority (“FINRA”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, an Underlying Fund will receive as collateral cash, securities issued or guaranteed by the U.S. Government (e.g., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the outstanding loaned securities (or such lesser percentage as may be permitted by the SEC, not to fall below 100% of the market value of the loaned securities), as reviewed daily. Cash collateral received by an Underlying Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. During the term of the loan, an Underlying Fund will continue to have investment risks with respect to the securities being loaned, as well as risk with respect to the investment of (including a decline in the value of) the cash collateral, and the Underlying Fund may lose money as a result of the investment of such collateral. In addition, an Underlying Fund could suffer loss if the loan terminates and the Underlying Fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer.

          By lending its securities, an Underlying Fund will receive amounts equal to the interest or dividends paid on the securities loaned and, in addition, will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Underlying Fund by the borrower of the securities. Such loans will be terminable by the Underlying Fund at any time and will not be made to affiliates of TIAA. The Underlying Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including, but not necessarily limited to, voting or subscription rights, and Advisors may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Underlying Fund may pay reasonable fees to persons unaffiliated with the Underlying Fund for services, for arranging such loans, or for acting as securities lending agent. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, or even loss of rights in the collateral should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

          Repurchase Agreements. Repurchase agreements are one of several short-term vehicles an Underlying Fund can use to manage cash balances effectively. In a repurchase agreement, the Underlying Fund buys an underlying debt instrument on condition that the seller agrees to buy it back at a fixed price and time (usually no more than a week and never more than a year). Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Underlying Fund entering into the agreement retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Underlying Fund’s seller to deposit with the Underlying Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. Each Underlying Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities or their wholly owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

          Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, in which the Fund entering into the agreement may otherwise invest.

          If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Underlying Fund entering into the agreement would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Underlying Fund. In such event, the Underlying Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

          Swap Transactions. Each Underlying Fund (other than the Money Market Fund) may, to the extent permitted by the SEC, enter into privately negotiated “swap” transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve “swapping” a return based on certain securities, instruments or financial indices with another

B-12    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

party, such as a commercial bank, in exchange for a return based on different securities, instruments or financial indices. The Global Natural Resources Fund may also engage in swaps based on natural resources or other commodities.

          By entering into a swap transaction, an Underlying Fund may be able to protect the value of a portion of its portfolio against declines in market value. Each Underlying Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities that may arise from time to time. An Underlying Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Underlying Fund. However, there can be no assurance that the return an Underlying Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

          While the Underlying Funds will only enter into swap transactions with counterparties considered creditworthy (and will monitor the creditworthiness of parties with which they enter into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. In times of general market turmoil, the creditworthiness of even large, well-established counterparties may decline rapidly. If the other party to the swap transaction defaults on its obligations, the Underlying Fund entering into the agreement would be limited to the agreement’s contractual remedies. There can be no assurance that an Underlying Fund will succeed when pursuing its contractual remedies. To minimize an Underlying Fund’s exposure in the event of default, it will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When an Underlying Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Underlying Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Underlying Fund’s custodian. To the extent an Underlying Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Underlying Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts,” below.

          In addition to other swap transactions, certain Underlying Funds (including the Enhanced International Equity Index Fund) may purchase and sell contracts for difference (“CFDs”). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Underlying Fund to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock.

          By entering into a CFD transaction, the Underlying Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, the Underlying Fund might buy a short position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Underlying Fund would have to pay the difference in value of the contract to the seller of the CFD. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Underlying Fund’s shares, may be reduced.

          Certain Underlying Funds may also invest in credit default swaps (“CDS”). CDS are contracts in which the buyer makes a payment or series of payments to the seller in exchange for a payment if the reference security or asset (e.g., a bond or an index) undergoes a “credit event” (e.g., a default). CDS shares many risks common to other types of swaps and derivatives, including credit risk, counterparty risk and market risk.

          Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments.

Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. See “Illiquid Investments” above.

          To the extent that there is an imperfect correlation between the return on an Underlying Fund’s obligation to its counterparty under the swap and the return on related assets in its portfolio, the swap transaction may increase the Underlying Fund’s financial risk. No Underlying Fund will enter into a swap transaction that is inconsistent with its investment objective, policies and strategies. It is not the intention of any Underlying Fund to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the Underlying Fund.

          Segregated Accounts. In connection with when-issued securities, firm commitments and certain other transactions in which an Underlying Fund incurs an obligation to make payments in the future, an Underlying Fund may be required to segregate assets with its custodian bank or within its portfolio in amounts sufficient to settle the transaction. To the extent required, such segregated assets can consist of liquid assets, including equity or other securities, or other instruments such as cash, U.S. Government securities or other securities obligations as may be permitted by law.

          Investment Companies. Subject to certain exceptions and limitations, each Underlying Fund can invest up to 5% of its assets in any single investment company and up to 10% of its assets in all other investment companies in the aggregate. However, no Underlying Fund can hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Funds’ investments in the

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-13

Underlying Funds. Additionally, the Funds may invest in other investment companies besides the Underlying Funds of the Trust for investment exposure, cash management and defensive purposes, such as exchange-traded funds (“ETFs”), or money market funds, which may not be subject to the limitations set forth above. Each Fund bears a proportionate share of the expenses of each Underlying Fund in which it invests, and the Underlying Funds similarly will bear a proportionate share of the expenses of any investment companies in which they invest.

          Other investment products similar to ETFs in which the Funds and Underlying Funds may invest are exchange-traded notes (“ETNs”). While ETNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to the general risks of fixed-income securities, including risk of default by the ETNs’ issuers. As with ETFs, when a Fund invests in an ETN, it will bear certain investor expenses charged by the ETN.

The Underlying Funds, pursuant to Section 12(d)(1)(G) of the 1940 Act, have a policy not to rely upon Sections 12(d)(1)(F) or (G) of the 1940 Act to invest in other affiliated or unaffiliated funds.

          Exchange-Traded Funds. A Fund or an Underlying Fund may invest in other investment companies, which may include exchange-traded funds (“ETFs”). ETFs generally seek to track the performance of an equity, fixed-income or balanced index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Some ETFs, however, select securities consistent with the ETF’s investment objectives and policies without reference to the composition of an index. Typically, a Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market. An investment in an ETF generally presents the same primary risks as an investment in a conventional stock, bond or balanced mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and a Fund or an Underlying Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. Therefore, a Fund’s or an Underlying Fund’s purchases of ETF shares generally are subject to the limitations on the Fund’s and the Underlying Funds’ investments in other investment companies, which are described above under the heading “Investment Companies.”

          Exchange-Traded Notes (“ETNs”) and Equity-Linked Notes (“ELNs”). A Fund or an Underlying Fund may purchase shares of ETNs or ELNs. ETNs and ELNs are fixed-income securities with principal and/or interest payments (or other payments) linked to the performance of referenced currencies, interest rates, commodities, indices or other financial indicators

(each, a “Reference”), or linked to the performance of a specified investment strategy (such as an options or currency trading program). ETNs are traded on an exchange, while ELNs are not. Often, ETNs and ELNs are structured as uncollateralized medium-term notes. Typically, a Fund or an Underlying Fund would purchase ETNs or ELNs to obtain exposure to all or a portion of the financial markets or specific investment strategies. Because ETNs and ELNs are structured as fixed-income securities, they are generally subject to the risks of fixed-income securities, including (among other risks) the risk of default by the issuer of the ETN or ELN. The price of an ETN or ELN can fluctuate within a wide range, and a Fund could lose money investing in an ETN or ELN if the value of the Reference or the performance of the specified investment strategy goes down. In addition, ETNs and ELNs are subject to the following risks that do not apply to most fixed-income securities: (1) the market price of the ETNs or ELNs may trade at a discount to the market price of the Reference or the performance of the specified investment strategy; (2) an active trading market for ETNs or ELNs may not develop or be maintained; or (3) trading of ETNs may be halted if the listing exchange’s officials deem such action appropriate, the ETNs are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

          When a Fund or an Underlying Fund invests in an ETN or ELN, it will bear certain investor expenses charged by these products. While ETNs and ELNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to the general risks of fixed-income securities, including risk of default by their issuers.

          Generally, a Fund or an Underlying Fund will treat an investment in an ETN or ELN as an investment in the type of security or index to which the ETN or ELN is attempting to provide investment exposure. For example, an investment in an ELN that attempts to provide the return of the equity securities represented in the Russell 3000® Index will be considered as an equity investment by the Fund or an Underlying Fund, and not a fixed-income investment.

          Borrowing. Each Fund may generate cash by borrowing money from banks (no more than 33⅓% of the market value of its assets at the time of borrowing), rather than through the sale of portfolio securities, when such borrowing appears more attractive for the Fund. Each Fund may also borrow money from other sources temporarily (no more than 5% of the total market value of its assets at the time of borrowing), when, for example, the Fund needs to meet liquidity requirements caused by greater than anticipated redemptions. See “Fundamental Policies” above.

CURRENCY TRANSACTIONS

          The value of an Underlying Fund’s assets (other than the Money Market Fund) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and an Underlying Fund may incur costs in connection with conversions between various currencies. To minimize the impact of such factors on net asset values, an Underlying Fund may engage in foreign currency transactions in connection with their invest-

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ments in foreign securities. The Underlying Funds will not speculate in foreign currency, and will enter into foreign currency transactions only to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

          The Underlying Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market.

          By entering into a forward contract for the purchase or sale of foreign currency involved in an underlying security transaction, an Underlying Fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, an Underlying Fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

          The Underlying Funds (other than the Money Market Fund) may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and “cross-hedge” transactions. In “cross-hedge” transactions, a Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect an Underlying Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

          The Underlying Funds (other than the Money Market Fund) may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

          The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to correctly forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, an Underlying Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Advisors’ predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave an Underlying Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that an Underlying Fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.

          There is no express limitation on the percentage of an Underlying Fund’s assets that may be committed to foreign currency exchange contracts. An Underlying Fund will not enter into foreign currency forward contracts or maintain a net exposure in such contracts when that Underlying Fund would be obligated to deliver an amount of foreign currency in excess of the value of that Fund’s portfolio securities or other assets denominated in that currency or, in the case of a cross-hedge transaction, denominated in a currency or currencies that the Fund’s investment adviser believes will correlate closely to the currency’s price movements. The Underlying Funds generally will not enter into forward contracts with terms longer than one year.

NATURAL RESOURCES INVESTMENTS

          Certain Funds may invest in the Global Natural Resources Fund. The Global Natural Resources Fund primarily invests in securities of issuers engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Global Natural Resources Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services. During periods of financial or economic instability, the securities of natural resources companies may be subject to extreme price fluctuations, reflecting the high volatility of natural resources’ prices. In addition, the instability of the price of particular natural resources may result in volatile earnings of natural resources issuers, which could lead to volatility in their financial condition and in the value of their securities. Additionally, due to the close connection between natural resources and where they are located, securities of natural resources issuers may be particularly affected by events occurring in the countries or regions where such natural resources are found. This is heightened with respect to natural resources that are scarce or that are predominantly located in particular areas. Please see the section above entitled “Foreign Investments” for more information on investing in both emerging and developed foreign markets.

          The value of direct investments in natural resources or commodities by the Global Natural Resources Fund may involve different risks than investing in companies that deal in the same natural resources or commodities. Items such as precious metals may be particularly sensitive to monetary, economic and political policies, such as currency devaluations, inflation, trade imbalances, defaults and trade or currency restrictions. However, such direct holdings may be less subject to other factors, such as

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regional instability or issuer risk, since such direct holdings usually are no longer tied to a specific area of the world or company. Direct investment in natural resources can also present concerns and expenses related to the delivery, storage, protection and maintenance of such resources, such investments may potentially be more illiquid than investments in securities and there may be more difficulty determining their market value.

          Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) states that a corporation will not qualify as a regulated investment company unless, among other things, 90% of its gross income is derived from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). For purposes of this test, income received from direct investments in natural resources, or derivatives based on commodities, is not “qualifying income” and, therefore, may not exceed 10% of the Global Natural Resources Fund’s gross income for its taxable year. This tax requirement could cause the Global Natural Resources Fund to hold or sell such investments or other securities when it would not otherwise do so.

REAL ESTATE SECURITIES

          Certain Funds may invest in the Real Estate Securities Fund. The Real Estate Securities Fund invests primarily in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts (“REITs”). An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

          The Real Estate Securities Fund generally invests in common stocks, but may also, without limitation, invest in preferred stock, convertible securities, rights and warrants, and debt securities of issuers that are principally engaged in or related to the real estate industry, as well as publicly-traded limited partnerships that are principally engaged in or related to the real estate industry. In addition to these securities, the Real Estate Securities Fund may invest up to 20% of its total assets in equity and debt securities of issuers that are not principally engaged in or related to the real estate industry, including debt securities and convertible preferred stock and convertible debt securities rated less than Baa by Moody’s or BBB by S&P. If held by the Real Estate Securities Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks, which include convertible securities, “when-issued” securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities.

          Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the clean-up of environmental problems.

          In addition to the risks discussed above, equity REITs may be affected by changes in the value of the underlying property of the trusts, while mortgage REITs may be affected by changes in the quality of any credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified themselves. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code, or failing to meet other applicable regulatory requirements. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in their trust document. In acquiring the securities of REITs, the Real Estate Securities Fund runs the risk that it will sell them at an inopportune time.

FOREIGN INVESTMENTS

          As described more fully in the Prospectuses and the prospectuses for the Underlying Funds, certain of the Underlying Funds (but especially the International Equity Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and Emerging Markets Equity Index Fund) may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectuses and below, there are a number of country- or region-specific risks and other considerations that may adversely affect these investments. These are also discussed in the Underlying Funds’ Statement of Additional Information. Many of the risks are more pronounced for investments in emerging market countries, as described below.

          General. Since foreign companies may not be subject to accounting, auditing or financial reporting practices, disclosure and other requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company, and it may be difficult to interpret the information that is available. There may be difficulties in obtaining or enforcing judgments against foreign issuers and it also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities. In certain countries, there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

Volume and liquidity in most foreign markets are less than in the United States, and securities of many foreign companies are

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less liquid and more volatile than securities of comparable U.S. companies. Notwithstanding the fact that each Underlying Fund generally intends to acquire the securities of foreign issuers only where there are public trading markets, investments by a Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund’s portfolio and the Fund’s ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or should relations between the United States and foreign countries deteriorate markedly. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Fixed commissions on some foreign securities exchanges are higher than negotiated commissions on U.S. exchanges, although the Funds and Underlying Funds endeavor to achieve most favorable net results on their portfolio transactions.

          Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Settlement practices for transactions in foreign markets may differ from those in the U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of “failed settlement.” The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Losses to the Underlying Fund due to subsequent declines in the value of portfolio securities, or liabilities arising out of the Underlying Fund’s inability to fulfill a contract to sell these securities, could result from failed settlements. In addition, evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that an Underlying Fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Underlying Fund.

          With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Underlying Fund’s investments in those countries. The economies of some countries differ unfavorably from the U.S. economy in such respects as growth of national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, the internal politics of some foreign countries are not as stable as in the United States. Governments in certain foreign counties continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

          Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries (especially countries in emerging markets) and increase the cost and expenses of Underlying Funds investing in them. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation (i.e., remitting back to the United States) of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. The Underlying Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

          Taxes. The dividends and interest payable on certain of the Underlying Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Underlying Funds’ shareholders, including the Funds.

          Emerging Market Securities. An “emerging market security” is a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that is located or has primary operations in an emerging market. Note that the Emerging Markets Equity Fund and Emerging Markets Equity Index Fund primarily invest in emerging market securities, but other Funds may invest in emerging market securities as well.

          Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in companies in developed countries. The term “emerging market” describes any country or market that is generally considered to be emerging or developing by major organizations in the international financial community, such as the World Bank and the International Finance Corporation, or by financial industry analysts like MSCI, which compiles the MSCI Emerging Markets Index, and J.P. Morgan, which compiles several fixed-income emerging markets benchmarks; or other countries or markets with similar emerging characteristics. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Notwithstanding the foregoing, the fixed-income portfolio management team generally views Israel as an emerging market.

          Risks of investing in emerging markets and emerging market securities include (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; (iv) certain national policies that may restrict an Underlying Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

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(v) local taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence until recently, in certain countries, of a capital structure or market-oriented economy; (viii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; (ix) restrictions that may make it difficult or impossible for an Underlying Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories; (xii) heightened opportunities for governmental corruption; (xiii) large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; and (xiv) heavy reliance on exports that may be severely affected by global economic downturns.

          In addition, some countries in which the Underlying Funds may invest have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

          Investment in Canada. The United States is Canada’s largest trading partner, and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement has made, and will likely continue to make, the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas will likely change the composition of Canada’s trade and foreign investment composition in the near future. The Canadian economy suffered from a recession due to the recent global economic crisis. The Canadian economy has recently shown signs of recovery from this recession, but there can be no assurance that such recovery will be sustained. The relative strength of the Canadian dollar against the U.S. dollar may negatively affect Canada’s exporting industries.

          Canada’s parliamentary system of government is, in general, stable. However, one of the provinces, Quebec, does have a “separatist” party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of such commodity resources, both domestically and internationally, can have a significant effect on Canadian market performance.

          Investment in Europe. The European Union (EU) is an intergovernmental and supranational union of certain European countries, known as member states. A key activity of the EU is the establishment and administration of a common single mar-

ket, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in many of the member states. In addition to adopting a single currency, EMU member countries generally no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

          In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization and privatization across all industries, from agricultural products to telecommunications.

          While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Many disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe’s economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU’s enlargement to the south and east, and resolving the EU’s problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

          The EU has been extending its influence to the east. It has accepted new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. For former Iron Curtain countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, several entrants in recent years are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to that which existed under the old Soviet Union.

          The EU has the largest economy in the world according to data compiled by the International Monetary Fund, and is expected to grow further over the next decade as more countries join. However, although the EU had set itself an objective to become “the world’s most dynamic and competitive economy” by the year 2010, it is now generally accepted that this target was not met. The EU’s economic growth has been below that of the United States most years since 1990, and the economic performance of certain of its key members is a matter of serious concern to policy makers. In addition, in recent years most EU members have suffered severe economic declines as part of the worldwide economic downturn. These declines have led to fiscal crises for the governments of certain members like Portugal, Ireland, Italy, Greece and Spain. Greece has required external assistance to meet its obligations, and all of these countries run the risk of default on their debt, possible bail-out by the rest of the EU or

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debt restructuring. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Assistance given to an EU member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn which could significantly affect the value of investments tied economically to Europe or the euro.

          Investing in euro-denominated securities entails risk of being exposed to a relatively new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. In addition, many European countries rely heavily upon export-dependent businesses and fluctuations in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

          Investment in Eastern Europe. Investing in the securities of Eastern European issuers involves risks not usually associated with investing in the more developed markets of Western Europe. Changes occurring in Eastern Europe today could have long-term potential consequences. These changes could result in rising standards of living, lower manufacturing costs, growing consumer spending and substantial economic growth.

          Recent political and economic reforms do not eliminate the possibility of a return to centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. In many of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of a banking and securities infrastructure to handle such trading and a legal tradition which does not recognize rights in private property. In addition, Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008.

          Further, the governments in such countries may require governmental or quasi-governmental authorities to act as a custodian of the Funds’ assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors that result in significant risks and uncertainties arising from investing in Eastern Europe.

          Investment in Russia. Along with the general risks of investing in emerging markets, investing in the Russian market is subject to significant risks due to the underdeveloped state of Russia’s banking system and its settlement, clearing and securities registration processes. In addition, there is a heightened risk of political corruption and weak and variable government oversight. Due to these risks, Advisors has determined not to purchase Russian securities directly through the Russian market. Instead, an Underlying Fund’s exposure to Russian securities will be obtained through investments in depositary receipts (see sec-

tion on these below for more detail).

          Investment in Latin America. The political history of certain Latin American countries has been characterized by political, economic and social instability, intervention by the military in civilian and economic spheres, and political corruption. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalizations, hyperinflation, debt crises, sudden and large currency devaluation, and military intervention. However, there have been changes in this regard, particularly in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies has progressed, and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above that increase the risk of investment in this region continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Economies of most Latin American countries are highly dependent on commodity exports and, for certain countries, oil exports. Fluctuations in commodity and oil prices and currency rates can therefore have a pronounced effect on Latin American countries’ economies. The recent global economic crisis weakened demand for commodities and oil, which has led to recession or economic difficulties in these countries. Certain Latin American countries recently have shown signs of recovery, but there can be no assurance that such recovery will be sustained.

          Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

          Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is only a small but growing foreign exchange market for many currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of their interests in securities denominated in such currencies.

          Argentina’s bankruptcy in the early 2000s and the resulting financial turmoil in its neighboring countries are just the latest chapters in Latin America’s long history of foreign debt and default. These countries were highly dependent upon foreign credit and loans from external sources to fund their fiscal deficits. During the 1990s most countries were forced to restructure their loans or risk default on their debt obligations. In addition, interest on the foreign debt and other loans is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-19

the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

          Investment in Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

          The Japanese economy languished for much of the 1990s, possibly due to a lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending, but has recovered steadily since the early 2000s. Nonetheless, the yen has had a history of unpredictable and volatile movements against the U.S. dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value over time and has often been considered significantly overvalued.

          Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

          Overseas trade is important to Japan’s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

          Beginning in the late 1990s, the nation’s financial institutions were successfully overhauled under the strong leadership of the government. Banks, in particular, disposed of their huge overhang of bad loans and trimmed their balance sheets, and are now competing with foreign institutions as well as other types of financial institutions. The successful financial sector reform coincided with the Japanese economic recovery, which had set the stage for a bright future outlook for Japanese companies. Many Japanese companies cut costs, took care of unfunded pension liabilities and wrote off impaired assets during the last few years. As the Japanese economy began to grow again, it achieved improved profitability and earnings growth.

          Japan suffered significant loss and damage from the earthquake and tsunami that devastated its northeastern coastal region in March 2011. The disaster caused large personal losses, reduced energy supplies, disrupted manufacturing, resulted in significant declines in stock market prices and is expected to result in an appreciable decline in Japan’s economic output in the near future. Current economic activity in Japan is hampered by supply constraints, and automobile and other manufacturers are facing disruptions in parts procurement that are halting the entire production process. Although production levels are recovering in some industries as work is shifted to factories in areas not directly affected by the disaster, the timing of an economic recovery is uncertain and foreign businesses whose supply chains are dependent on production or manufacturing in Japan may decrease their reliance on Japanese industries in the future. As a result of the earthquake, the Fukushima Daiichi nuclear power plant in northern Japan experienced substantial damage, causing the ongoing release of radioactive materials. Efforts are being undertaken to mitigate the effects of the release of radioactive materials but the extent of the ultimate damage is unclear, and critical areas of the Fukushima-Daiichi complex remain exposed. Estimates of the economic consequences of the earthquake are preliminary and the actual magnitude of the economic impact of the disaster cannot be calculated at this point.

          Investment in Asia Other Than Japan. The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the EU. The recent global economic crisis spread to the region, significantly lowering its exports and inflows of foreign investment, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. The economics of many countries in the region have recently shown signs of recovery from the crisis, but there can be no assurance that such recovery will be sustained.

          Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of their interests in securities denominated in such currencies.

A number of Asian companies are highly dependent on foreign loans for their operation which could impose strict repayment term schedules and require significant economic and financial restructuring.

          Depositary Receipts. The Underlying Equity Funds and the Real Estate Securities Fund can invest in American, European and Global Depositary Receipts (“ADRs,” “EDRs” and “GDRs,” respectively). They are alternatives to the purchase of the underlying securities in their national markets and currencies.

B-20    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

Although their prices are quoted in U.S. dollars, they do not eliminate all the risks of foreign investing.

          ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that an Equity Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that an Underlying Equity Fund would not become aware of, and be able to respond to, corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, an Underlying Equity Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the national market system, including the NASDAQ Stock Market, Inc. (“NASDAQ”). The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

          EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

          Other Investment Techniques and Opportunities. Each Underlying Fund may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio’s overall return, regardless of how these actions may affect the weight of the particular securities in the Underlying Fund’s portfolio.

          Industry Concentration. Currently, none of the Funds or the Underlying Funds, other than the Real Estate Securities Fund and Global Natural Resources Fund, will concentrate more than 25% of its total assets in any one industry. While the Funds will not concentrate their investments in a particular industry, the Funds may indirectly concentrate in a particular industry or group of industries through their investments in one or more Underlying Funds. Currently, no Underlying Fund, other than the Real Estate Securities Fund and the Global Natural Resources Fund, concentrates 25% or more of its total assets in any one industry.

          Portfolio Turnover. Generally, the transactions an Underlying Fund engages in are reflected in its portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Underlying Fund’s portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover for an Underlying Fund generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Underlying Fund and ultimately by the Underlying Fund’s shareholders, including the Funds.

Because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time if investment judgment or account operations make a sale advisable. As a result, each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer (the Underlying Funds), and the Funds will not incur any brokerage commissions on most of their portfolio trades.

          For the fiscal year ended May 31, 2012, the portfolio turnover rates of some of the Funds significantly changed from portfolio turnover rates in 2011 as a result of a variety of factors:
          The Lifecycle 2035 Fund portfolio turnover rate decreased 69% to 4% for 2012 as compared to 13% for 2011. The decrease in portfolio turnover was a result of reduced redemptions as a percentage of assets and reduced rebalancing-related trading.

          The Lifecycle 2040 Fund portfolio turnover rate decreased 64% to 5% for 2012 as compared to 14% for 2011. The decrease in portfolio turnover was a result of reduced redemptions as a percentage of assets and reduced rebalancing-related trading.

          The Lifecycle 2050 Fund portfolio turnover rate decreased 62% to 6% for 2012 as compared to 15% for 2011. The decrease in portfolio turnover was a result of reduced redemptions as a percentage of assets and reduced rebalancing-related trading.

          The Lifecycle Index 2010 Fund portfolio turnover rate decreased 55% to 25% for 2012 as compared to 55% for 2011. The decrease in portfolio turnover was a result of reduced redemptions as a percentage of assets.

The Lifecycle Index 2045 Fund portfolio turnover rate increased 67% to 25% for 2012 as compared to 15% for 2011. The increase in portfolio turnover was a result of increased redemptions activity.
The Lifecycle Index 2050 Fund portfolio turnover rate increased 76% to 30% for 2012 as compared to 17% for 2011. The increase in portfolio turnover was a result of increased redemptions activity.

          None of the other Funds described in this SAI experienced a significant change in its portfolio turnover rate during the fiscal year ended May 31, 2012 relative to the same period in 2011. The Lifestyle Funds have less than two fiscal years of operations and therefore have not experienced a change.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures of Fund portfolio holdings that are consistent with the best interests of Fund shareholders. Fund holdings disclosure refers to sharing of positional information at the security or investment level either in dollars, shares, or as a percentage of the Fund’s market value. As a general rule, except as described below, the Funds and Advisors will not disclose the Funds’ portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than 30 days after the end of the calendar month. Each Fund may disclose its portfolio holdings to all third parties who request it after that period.

The Trust and Advisors may disclose the Funds’ portfolio holdings to third parties outside the time restrictions described above as follows:

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-21

•	The ten largest holdings of any Fund and all holdings of any fund of funds may be disclosed to third parties ten days after the end of the calendar month.
•

Fund holdings in any particular security can be made available to stock exchanges, regulators or issuers, in each case subject to approval of Advisors’ Chief Compliance Officer or an attorney employed by Advisors holding the title of Managing Director and General Counsel or above.

•

Fund portfolio holdings can be made available to rating and ranking organizations (e.g., Morningstar) subject to a written confidentiality agreement between the recipient and Advisors that includes provisions restricting trading on the information provided.

•

Fund portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of Fund portfolio holdings information to that third party is:

	•	approved by an individual holding the title of Funds Treasurer, Chief Investment Officer, Executive Vice President or above;
	•	approved by an individual holding the title of Managing Director and General Counsel or above; and
	•	subject to a written confidentiality agreement under which the third party agrees not to trade on the information provided.
	•	as may be required by law or by the rules or regulations of the SEC or by the laws or regulations of a foreign jurisdiction in which the Funds invest.

          On an annual basis, the respective Boards of Trustees of the Trust and of Advisors receive a report on compliance with these portfolio holdings disclosure procedures, as well as a current copy of the procedures for their review and approval and will identify any potential conflicts between Advisors’ interests and those of Fund shareholders in connection with these disclosures.

          Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, a Reuters company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (“ICI”); Bloomberg L.P.; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a Nu:Pitch); and CoreOne Technologies. The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Each of these entities receives portfolio holdings information on a monthly basis at least 10 days after the end of the most recent calendar month. The ICI, however, generally receives this information more quickly than the other entities listed above. No compensation is received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

          In addition, occasionally the Trust and Advisors disclose to certain broker-dealers a Fund’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the Fund’s portfolio management and trading strategies. These disclosures are done in accordance with the Funds’ portfolio holdings disclosure policy and are covered by confidentiality agreements. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm in connection with the preparation of public filings. Disclosure of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. Also, State Street Bank and Trust Company, as the Funds’ custodian and fund accounting agent, receives a variety of confidential information (including portfolio holdings) in order to process, account for and safe keep the Funds’ assets.

          The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

          The Funds send summaries of their portfolio holdings to shareholders semiannually as part of the Funds’ annual and semiannual reports. Full portfolio holdings are also filed with the SEC, and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q). You can request more frequent portfolio holdings information, subject to the Funds’ policy as stated above, by writing to the Funds at TIAA-CREF Funds, P.O. Box 4674, New York, NY 10164.

          In addition, Advisors has adopted a policy regarding distribution of portfolio attribution analyses and related data and commentary (“Portfolio Data”). This policy permits Advisors and/or Services to provide oral or written information about the Funds, including, but not limited to, how each Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small, mid- and large-cap stocks; and various assets classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of a Fund’s return by asset class, sector, industry and country. Portfolio Data may also include various financial characteristics of a Fund or its underlying portfolio securities, including, but not limited to, alpha, beta R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics. Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, a Reuters company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute (“ICI”); Bloomberg L.P.; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a Nu:Pitch); Data Explorers Limited, and CoreOne

B-22    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

Technologies. The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Each of these entities receives portfolio holdings information on a monthly basis at least 10 days after the end of the most recent calendar month. 3The ICI, however, generally receives this information more quickly than the other entities listed above. No compensation is received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

          Portfolio Data may be based on a Fund’s most recent quarter end portfolio, month-end portfolio or some other interim period. Portfolio Data may be provided to members of the press, participants in the Fund, persons considering investing in the Fund or representatives of such participants or potential participants, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While Advisors and/or Services will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact TIAA-CREF for information about obtaining Portfolio Data. Advisors and/or Services may restrict access to any or all Portfolio Data in its sole discretion, including, but not limited to, if Advisors and/or Services believes the release of such Portfolio Data may be harmful to the Fund.

MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES

The Trust is governed by its Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Funds to Advisors and the officers of the Trust (see below).

Board Leadership Structure and Related Matters

          The Board is comprised of ten trustees, all of whom are independent or disinterested, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (independent trustees). One of the independent trustees, Maceo K. Sloan, serves as the Chairman of the Board. The Chairman’s responsibilities include: coordinating with management in the preparation of the agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Independent Trustees. The Chairman performs such other duties as the Board may from time to time determine. The Principal Executive Officer of the Trust does not serve on the Board.

          The Board meets periodically to review, among other matters, the Funds’ activities, contractual arrangements with companies that provide services to the Funds and the performance of the Funds’ investment portfolios. The Board holds regularly scheduled in-person meetings and regularly scheduled meetings by telephone each year and may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each regularly scheduled in-person meeting and, as the Board may determine, at its other meetings, the Board meets without management present.

          The Board has established a committee structure that includes six standing committees, each comprised solely of independent trustees and chaired by an independent trustee, as described below. The Board, with the assistance of its Nominating and Governance Committee, periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership and operating structure, which includes its committees and having an independent trustee in the position of Chairman of the Board and of each committee, provides for independent oversight of management and is appropriate for the Trust in light of, among other factors, the asset size and nature of the Trust and the Funds, the number of Funds overseen by the Board, the number of other funds overseen by the trustees as the trustees of other investment companies in the TIAA-CREF Fund Complex, the arrangements for the conduct of the Funds’ operations, the number of trustees, and the Board’s responsibilities.

          The Trust is part of the TIAA-CREF Fund Complex, which is comprised of the 58 funds within the Trust, the 10 series of TCLF, the 8 Accounts within CREF and the single portfolio within VA-1. The same persons who constitute the Board also constitute, and Mr. Sloan also serves as the Chairman of, the respective boards of trustees of CREF and TCLF and the management committee of VA-1.

Qualifications of Trustees

          The Board believes that each of the trustees is qualified to serve as a trustee of the Trust based on a review of the experience, qualifications, attributes or skills of each Trustee. The Board bases this view on its consideration of a variety of criteria, no single one of which is controlling. Generally, the Board looks for: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of trustee. Each trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in one or more of the following fields: management, consulting, and/or board experience in the investment management industry; academic positions in relevant fields; management, consulting, and/or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a trustee of the Trust and other funds in the TIAA-CREF Fund Complex.

          Information indicating certain of the specific experience and relevant qualifications, attributes and skills of each trustee relevant to the Board’s belief that the trustee should serve in this capacity is provided in the table below. The table includes, for each trustee, positions held with the Trust, length of office and time served, and principal occupations in the last five years. The table also includes the number of portfolios in the TIAA-CREF Fund Complex overseen by each trustee and certain directorships held by each of them in the last five years.

Risk Oversight

          Day-to-day management of the various risks relating to the administration and operation of the Trust and the Funds is the responsibility of management, which includes professional risk management staff. The Board oversees this risk management

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-23

function consistent with and as part of its oversight responsibility. The Board performs this risk management oversight directly and, as to certain matters, through its committees (which are described below). The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds. The Board recognizes that it is not possible to identify all of the risks that may affect the Trust and the Funds or to develop procedures or controls that eliminate the Trust’s and the Funds’ exposure to all of these risks.

          In general, a Fund’s risks include, among others, market risk, credit risk, liquidity risk, valuation risk, operational risk, reputational risk, and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, Advisors, the investment manager and administrator for each Fund, and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

          The Board also oversees risk management for the Trust and the Funds through receipt and review by the Board or its committee(s) of regular and special reports, presentations and other information from officers of the Trust and other persons, including from the Chief Risk Officer or other senior risk management personnel for Advisors and its affiliates. Officers of the Trust, senior officers of Advisors and its affiliates (collectively, “TIAA-CREF”), and the Funds’ Chief Compliance Officer (“CCO”) regularly report to the Board and/or one or more of the Board’s standing committees on a range of matters, including those relating to risk management. The Board also regularly receives reports, presentations and other information from Advisors with respect to the investments and securities trading of the Funds. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from TIAA-CREF in connection with the Board’s consideration of the renewal of each of the Trust’s investment management agreements with Advisors and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

          Officers of the Trust and senior officers of TIAA-CREF also report regularly to the Audit and Compliance Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Funds’ CCO reports regularly to the Audit and Compliance Committee on compliance matters, and the TIAA-CREF Chief Auditor reports regularly to the Audit and Compliance Committee regarding internal audit matters. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

          The Operations Committee receives regular reports, presentations and other information from Trust officers and from Fund management personnel regarding valuation and other operational matters. In addition to regular reports, presentations and other information from Advisors and other TIAA-CREF personnel, the Operations Committee receives reports, presentations and other information regarding other service providers to the Trust, either directly or through the Trust’s officers, other TIAA-CREF personnel or the Funds’ CCO, on a periodic or regular basis.

          The Investment Committee regularly receives reports, presentations and other information from Advisors with respect to the investments, securities trading and other portfolio management aspects of the Funds. The Corporate Governance and Social Responsibility Committee regularly receives reports, presentations, and other information from Advisors regarding the voting of proxies of the Funds’ portfolio companies.

DISINTERESTED TRUSTEES*

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005). Mr. Berkley has particular experience in investment management, global operations and finance, as well as experience with non-profit organizations and foundations.	77

Director of GMO; Director, The Maine Coast Heritage Trust; Investment Committee Member, Maine Community Foundation, and the Elmina B. Sewall Foundation. Former Director and member of the Investment Committee of the Boston Athenaeum; Former Director of Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc. Ms. Eckl has particular experience in investment management, mutual funds, pension plan management, finance, accounting and operations. Ms. Eckl is designated as an audit committee financial expert and is licensed as a certified public accountant in the State of Texas	77

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC; and Lazard Alternative Strategies 1099 Fund.

B-24    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

DISINTERESTED TRUSTEES (continued)

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Former Chief Operating Officer, DDJ Capital Management (2003–2006). Mr. Forrester has particular experience in investment management, institutional marketing and product development, operations management, alternative investments and experience with non-profit organizations.	77	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (since 2010), Former Acting Dean (2009), Vice Dean for Budget (2003–2006), and on the faculty (since 1989) of Harvard Law School. Professor Jackson has particular experience in law, including the federal securities laws, consumer protection, finance, pensions and social security, and organizational management and education.	77	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser). Former President and Managing Principal, Windermere Investment Associates (1997–2006). Dr. Jacob has particular experience in education, finance, economics, private wealth management and related services.	77	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since December 2011.	Former Partner (2004–2010) and Managing Director (2002–2010), Goldman Sachs Asset Management. Mr. Kenny has particular experience in investment management of mutual funds and alternative investments, finance, and operations management, as well as experience on nonprofit boards.	77

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee and University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School; Former Advisory Director, Goldman Sachs Asset Management.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010) of First Eagle Investment Management, LLC. Former Principal, BAM Consulting, LLC (2003-2009). Former Independent Consultant for Merrill Lynch (2003–2009). Ms. Macaskill has particular experience in investment management, finance, marketing, global operations management and organizational development, as well as experience on educational and other non-profit boards.	77

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance. Former Director, Prudential plc; J. Sainsbury plc; British- American Business Council; Scottish and Newcastle plc (brewer); Governor’s Committee on Scholastic Achievement; William T. Grant Foundation; and Federal National Mortgage Association (Fannie Mae).

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994-2000 and 2001-2006), Economics Department of MIT; and Former Program Director, NBER (1990-2008). Professor Poterba has particular experience in education, economics, finance, tax, and organizational development.	77

Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers. Former Director, The Jeffrey Company and the Jeflion Company (unregistered investment companies).

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-25

DISINTERESTED TRUSTEES (continued)

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee and Chairman of the Board	Indefinite term as Trustee; Chairman for term ending December 31, 2012. Trustee since 1999. Chairman of the Board since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers, Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007). Mr. Sloan has particular experience in investment management, finance and organizational development.	77	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors. Former Director, M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). The Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011). Dr. Starks has particular experience in education, finance, mutual funds and retirement systems.	77

Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas. Former Director/ Trustee, USAA Mutual Funds.

* Information as of September 1, 2012.

OFFICERS*

          The table below includes certain information about the officers of the Trust, including positions held with the Trust, length of office and time served, and principal occupations in the last five years.

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011), and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternative Services, LLC. (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director or Covariance Capital Management, Inc. (“Covariance”) (since 2008). Former Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006-2008).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

B-26    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

OFFICERS (continued)

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of T-C Life (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Senior Vice President and Funds Treasurer of TCAA (since 2011). Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006) Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director of TCT Holdings, Inc. (since 2007). Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

*Information as of September 1, 2012.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-27

EQUITY OWNERSHIP OF THE TRUSTEES

          The following chart includes information relating to equity securities that are beneficially owned by the trustees of the Trust in the Funds and in the same “family of investment companies” as the Funds, as of December 31, 2011. At that time, the Funds’ family of investment companies included the Funds and all of the other series of the Trust, CREF, TCLF and VA-1.

DISINTERESTED TRUSTEES

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Forrest Berkley	$0	Over $100,000
Nancy A. Eckl	$0	Over $100,000
Michael A. Forrester	Lifecycle 2035 – Over $100,000	Over $100,000
Howell E. Jackson	Lifecycle 2030 – Over $100,000, Lifecycle Index 2030 – Over $100,000	Over $100,000
Nancy L. Jacob	Lifecycle 2010 – Over $100,000	Over $100,000
Thomas J. Kenny	$0	$10,001–$50,000
Bridget Macaskill	$0	Over $100,000
James M. Poterba	$0	Over $100,000
Maceo K. Sloan	$0	Over $100,000
Laura T. Starks	Lifecycle 2020 – $10,001–$50,000	Over $100,000

TRUSTEE AND OFFICER COMPENSATION

          The following tables show the compensation from the Trust and the TIAA-CREF Fund Complex received by each non-officer trustee for the fiscal year ended May 31, 2012. The Trust’s officers received no compensation from the Trust during the fiscal year ended May 31, 2012. For purposes of this chart, the TIAA-CREF Fund Complex consists of: CREF, VA-1, TCLF and the Trust, each a registered investment company.

DISINTERESTED TRUSTEES

Fiscal Year Ended 5/31/12

Name of Trustee	Aggregate Compensation From Trust*	Pension or Retirement Benefits Accrued As Part of Trust Expenses†	Total Compensation Paid From TIAA-CREF Fund Complex*

Forrest Berkley‡	$44,872.09	$12,098.42	$277,500.00
Nancy A. Eckl	$48,055.16	$12,098.42	$297,500.00
Michael A. Forrester	$44,872.09	$12,098.42	$277,500.00
Howell E. Jackson	$48,055.16	$12,098.42	$297,500.00
Nancy L. Jacob‡	$48,098.34	$12,098.42	$297,500.00
Thomas J. Kenny‡	$25,533.54	$7,166.08	$152,013.89
Bridget Macaskill	$47,820.64	$12,098.42	$296,250.00
James M. Poterba‡	$50,474.85	$12,098.42	$312,500.00
Maceo K. Sloan‡	$55,062.04	$12,098.42	$340,000.00
Laura T. Starks‡	$44,872.09	$12,098.42	$277,500.00
Total:	$457,716.99	$116,051.88	$2,825,763.89

*	Compensation figures include cash and amounts deferred under both the long-term compensation plan and option deferral compensation plan described below.
†

Amounts deferred under the long-term compensation plan described below. Messrs. Berkley, Kenny and Sloan, Prof. Poterba and Drs. Jacob and Starks elected to defer a portion of this compensation in accordance with the provisions of such plan.

‡

For the fiscal year ended May 31, 2012, Mr. Berkley elected to defer $191,250, Mr. Kenny elected to defer $60,555.56, Mr. Sloan elected to defer $252,500, Prof. Poterba elected to defer $118,000, Dr. Jacob elected to defer $21,625 and Dr. Starks elected to defer $196,250 of total compensation from the TIAA-CREF Fund Complex. Deferral payments are accrued on a quarterly basis only and are not pro-rated monthly.

B-28    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

          The Board has approved trustee compensation at the following rates, effective January 1, 2012: an annual retainer of $150,000; an annual long-term compensation contribution of $75,000; an annual committee chair fee of $20,000 ($25,000 for the chairs of the Operations Committee and Audit and Compliance Committee); an annual Board chair fee of $75,000; and an annual committee retainer of $20,000 ($25,000 for the Operations Committee and Audit and Compliance Committee). The chair and members of the Executive Committee do not receive fees for service on that committee. The trustees may also receive special or ad hoc Board or committee fees, or related chair fees, as determined by the Board. Trustee compensation reflects service to all of the investment companies within the TIAA-CREF Fund Complex and is prorated to those companies based upon assets under management. The level of compensation is evaluated regularly and is based on a study of compensation at comparable companies, the time and responsibilities required of the trustees, and the need to attract and retain well-qualified Board members.

          The TIAA-CREF Fund Complex has a long-term compensation plan for non-officer trustees. Currently, under this unfunded deferred compensation plan, annual contributions equal to $75,000 are allocated to notional investments in TIAA-CREF products (such as certain CREF annuities and/or certain Funds) selected by each trustee. After the trustee leaves the Board, benefits will be paid in a lump sum or in annual installments over 5, 10, 15 or 20 years, as requested by the trustee. The Board may waive the mandatory retirement policy for the trustees, which would delay the commencement of benefit payments until after the trustee eventually retires from the Board. Pursuant to a separate deferred compensation plan, non-officer trustees also have the option to defer payments of their basic retainer, additional retainers and/or meeting fees and allocate those amounts to notional investments in TIAA-CREF products (such as certain CREF annuities and/or certain Funds) selected by each trustee. Benefits under that plan are also paid in a lump sum or annual installments over 5, 10, 15 or 20 years, as requested by the trustee. The compensation table above does not reflect any payments under the long-term compensation plan.

          The Trust has adopted a mandatory retirement policy for its Board of Trustees. Under this policy, trustees who attain the age of 72 are not eligible for re-election as a trustee at the next succeeding annual meeting; and they must also resign from the Boards of Trustees of CREF and TIAA-CREF Life Funds and the Management Committee of TIAA Separate Account VA-1, effective as of the last day of said trustees’ membership on the Board of Trustees. Such requirement may be waived with respect to one or more trustees for reasonable time periods upon the unanimous approval and at the sole discretion of the Board of Trustees, and that the trustees eligible for the waiver are not permitted to vote on such proposal regarding their waiver.

BOARD COMMITTEES

The Board of Trustees has appointed the following standing committees, each with specific responsibilities for aspects of the Trust’s operations:
(1)	An Audit and Compliance Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities relating to financial reporting,

internal controls and certain compliance matters. The Audit and Compliance Committee is charged with approving and/or recommending for Board approval the appointment, compensation and retention (or termination) of the Funds’ independent registered public accounting firm. During the fiscal year ended May 31, 2012, the Audit and Compliance Committee held six meetings. The current members of the Audit and Compliance Committee are Ms. Eckl (chair), Mr. Berkley, Prof. Poterba and Mr. Sloan. Ms. Eckl has been designated as an “audit committee financial expert” as defined by the rules of the SEC.

(2)

An Investment Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities for the Trust’s investments. During the fiscal year ended May 31, 2012, the Investment Committee held five meetings. The current members of the Investment Committee are Mr. Berkley (chair), Ms. Eckl, Dr. Jacob, Mr. Kenny, Ms. Macaskill, Prof. Poterba and Mr. Sloan.

(3)

A Corporate Governance and Social Responsibility Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities for corporate social responsibility and corporate governance issues, including the voting of proxies of portfolio companies of the Trust. During the fiscal year ended May 31, 2012, the Corporate Governance and Social Responsibility Committee held four meetings. The current members of the Corporate Governance and Social Responsibility Committee are Prof. Poterba (chair), Mr. Forrester, Prof. Jackson and Dr. Starks.

(4)

An Executive Committee, consisting solely of independent trustees, which generally is vested with full board powers between Board meetings on matters that arise between Board meetings. During the fiscal year ended May 31, 2012, the Executive Committee held no meetings. The current members of the Executive Committee are Mr. Sloan (chair), Ms. Eckl, Prof. Jackson and Dr. Jacob.

(5)

A Nominating and Governance Committee, consisting solely of independent trustees, which assists the Board in addressing internal governance matters of the Trust, including nominating certain Trust officers and the members of the standing committees of the Board, recommending candidates for election as trustees, reviewing the qualification and independence of trustees, conducting evaluations of the trustees and of the Board and its committees and reviewing proposed changes to the Trust’s governing documents. During the fiscal year ended May 31, 2012, the Nominating and Governance Committee held nine meetings. The current members of the Nominating and Governance Committee are Dr. Jacob (chair), Mr. Forrester, Ms. Macaskill, Mr. Sloan and Dr. Starks.

(6)

An Operations Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities for operational matters of the Trust, including oversight of contracts with third-party service providers and certain legal, compliance, finance, sales and marketing matters. During the fiscal year ended May 31, 2012, the Operations Committee held seven meetings. The current members of the Operations Committee are Prof. Jackson (chair), Mr. Forrester, Dr. Jacob, Mr. Kenny, Ms. Macaskill and Dr. Starks.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-29

          Investors can recommend, and the Nominating and Governance Committee will consider, nominees for election as trustees by providing potential nominee names and background information to the Secretary of the TIAA-CREF Funds. The Secretary’s address is: Office of the Corporate Secretary, 730 Third Avenue, New York, NY 10017-3206 or trustees@tiaa-cref.org.

PROXY VOTING POLICIES

          The Trust has adopted policies and procedures to govern the Funds’ voting of proxies of portfolio companies. The Trust seeks to use proxy voting as a tool to promote positive returns for long-term shareholders. The Trust believes that sound corporate governance practices and responsible corporate behavior create the framework from which public companies can be managed in the long-term interests of shareholders.

          As a general matter, the Trust’s Board has delegated to Advisors responsibility for voting proxies of the Funds’ portfolio companies in accordance with the Trust’s Board approved guidelines developed and established by the Corporate Governance and Social Responsibility Committee. Guidelines for voting proxy proposals are articulated in the TIAA-CREF Policy Statement on Corporate Governance, attached as an Appendix to this SAI.

Advisors votes proxies solicited by an Underlying Fund in the same proportion as the vote of the Underlying Fund’s shareholders other than the Funds (sometimes called “mirror” or “echo” voting).

          Advisors has a dedicated team of professionals responsible for reviewing and voting proxies. In analyzing a proposal, in addition to exercising their professional judgment, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include research from third-party proxy advisory firms and other consultants, various corporate governance focused organizations, consultants, related publications and TIAA-CREF investment professionals. Based on their analysis of proposals and guided by the TIAA-CREF Policy Statement on Corporate Governance, these professionals then vote in a manner intended solely to advance the best interests of the Funds’ shareholders. Occasionally, when a proposal relates to issues not addressed in the TIAA-CREF Policy Statement on Corporate Governance, Advisors may seek guidance on how to vote from the Corporate Governance and Social Responsibility Committee.

          The Trust and Advisors believe that they have implemented policies, procedures and processes designed to prevent conflicts of interest from influencing proxy voting decisions. These include (i) oversight by the Corporate Governance and Social Responsibility Committee; (ii) a clear separation of proxy voting functions from external client relationship and sales functions; and (iii) the active monitoring of required annual disclosures of potential conflicts of interest by individuals who have direct roles in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or trustees or senior executives of the Trust, Advisors or Advisors’ affiliates) by Advisors’ legal and compliance professionals.

          There could be rare instances in which an individual who has a direct role in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professional, or a trustee or senior executive of the Trust, Advisors or Advisors’ affiliates) is either a director or executive of a portfolio company or may have some other association with a portfolio company. In such cases, this individual is required to recuse himself or herself from all decisions related to proxy voting for that portfolio company.

A record of all proxy votes cast for the Funds for the twelvemonth period ended June 30, 2012, can be obtained, free of charge, at www.tiaa-cref.org, and on the SEC’s website at www.sec.gov.

B-30    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

PRINCIPAL HOLDERS OF SECURITIES

          As of September 1, 2012, the following persons are known by the Trust to hold beneficially or of record 5% or more of the outstanding shares of any class of a Fund:

Fund/Class	Percentage of Holdings	Shares

Charles Schwab & Co Inc Attn: Mutual Funds 101 Montgomery St San Francisco Ca 94104-4151
Growth & Income Fund - Retail Class	12.21%	6,540,833.392

High-Yield Fund - Premier Class	5.50%	160,361.786

High-Yield Fund - Retail Class	42.28%	12,792,867.397

Mid-Cap Growth Fund - Retail Class	8.46%	548,610.261

Mid-Cap Value Fund - Retail Class	16.43%	1,785,119.582

Real Estate Securities Fund - Retail Class	8.95%	1,171,115.259

S&P 500 Index Fund - Retirement Class	9.10%	2,236,543.361

Social Choice Equity Fund - Institutional Class	6.66%	3,509,875.362

Social Choice Equity Fund - Retail Class	25.76%	5,283,182.050

George A Fechter Kathleen M Fechter JT TEN 1 Trimont Ln Apt 1515a Pittsburgh PA 15211-1248
Emerging Markets Equity Index Fund - Retail Class	6.15%	33,582.584

ING National Trust One Orange Way, B3N Windsor CT 06095-4773
Equity Index Fund - Institutional Class	5.20%	15,629,963.587

Small-Cap Blend Index Fund - Institutional Class	6.49%	2,527,791.367

JPMorgan Chase Bank NA FBO TIAA-CREF Trust Co as Cust for IRA Clients Attn: DC Plan Service Team 4 New York Plz Fl 17 New York NY 10004-2413
Bond Fund - Retirement Class	65.88%	19,528,673.593

Bond Index Fund - Retirement Class	70.22%	3,225,040.212

Bond Plus Fund - Retirement Class	68.85%	6,972,340.684

Emerging Markets Equity Fund - Retirement Class	80.41%	745,454.312

Emerging Markets Equity Index Fund - Retirement Class	74.04%	1,534,755.192

Equity Index Fund - Retirement Class	49.64%	9,241,906.083

Global Natural Resources Fund - Retirement Class	86.12%	918,820.871

Growth & Income Fund - Retirement Class	44.22%	22,159,448.151

High-Yield Fund - Retirement Class	50.05%	12,435,488.694

Inflation-Linked Bond Fund - Retirement Class	69.77%	11,681,722.429

International Equity Fund - Retirement Class	24.31%	19,067,180.496

International Equity Index Fund - Retirement Class	41.72%	17,090,058.639

Large-Cap Growth Fund - Retirement Class	27.88%	2,803,959.232

Large-Cap Growth Index Fund - Retirement Class	38.65%	6,127,773.284

Large-Cap Value Fund - Retirement Class	23.91%	13,567,315.390

Large-Cap Value Index Fund - Retirement Class	41.49%	6,963,620.515

Managed Allocation Fund - Retirement Class	58.59%	1,817,360.016

Mid-Cap Growth Fund - Retirement Class	33.61%	8,412,646.408

Mid-Cap Value Fund - Retirement Class	25.08%	16,702,824.202

Money Market Fund - Premier Class	10.39%	745,461.670

Money Market Fund - Retirement Class	18.10%	13,025,428.150

Money Market Fund - Retirement Class	39.04%	28,098,445.120

Real Estate Securities Fund - Retirement Class	51.25%	10,416,441.048

S&P 500 Index Fund - Retirement Class	33.51%	8,233,349.723

Fund/Class	Percentage of Holdings	Shares

Short-Term Bond Fund - Retirement Class	21.71%	4,848,373.953

Small-Cap Blend Index Fund - Retirement Class	33.22%	7,539,658.374

Small-Cap Equity Fund - Retirement Class	27.06%	9,148,869.609

Social Choice Equity Fund - Retirement Class	43.95%	12,317,226.382

JPMorgan Chase Bank TTEE/Cust FBO Ret Plans With TIAA as Recordkeeper Attn: DC Plan Service Team 4 New York Plz Fl 17 New York NY 10004-2413
Bond Fund - Institutional Class	6.62%	11,084,441.848

Bond Fund - Premier Class	100.00%	2,722,892.634

Bond Fund - Retirement Class	16.30%	4,831,785.495

Bond Index Fund - Premier Class	100.00%	1,424,224.184

Bond Index Fund - Retirement Class	22.91%	1,052,375.285

Bond Plus Fund - Institutional Class	7.85%	5,551,778.576

Bond Plus Fund - Premier Class	99.48%	1,199,667.342

Bond Plus Fund - Retirement Class	28.04%	2,839,703.997

Emerging Markets Equity Fund - Premier Class	45.40%	86,859.254

Emerging Markets Equity Fund - Retirement Class	5.77%	53,507.733

Emerging Markets Equity Index Fund - Premier Class	100.00%	138,065.443

Emerging Markets Equity Index Fund - Retirement Class	20.96%	434,582.555

Equity Index Fund - Premier Class	100.00%	4,166,742.892

Equity Index Fund - Retirement Class	37.91%	7,058,126.375

Global Natural Resources Fund - Premier Class	11.50%	29,795.880

Growth & Income Fund - Institutional Class	25.59%	36,967,667.288

Growth & Income Fund - Premier Class	97.04%	13,668,846.531

Growth & Income Fund - Retirement Class	45.71%	22,904,710.232

High-Yield Fund - Institutional Class	13.27%	14,545,596.853

High-Yield Fund - Premier Class	85.51%	2,493,739.826

High-Yield Fund - Retirement Class	14.61%	3,629,367.405

Inflation-Linked Bond Fund - Premier Class	100.00%	1,439,652.700

Inflation-Linked Bond Fund - Retirement Class	16.17%	2,707,862.322

International Equity Fund - Institutional Class	25.99%	48,212,617.009

International Equity Fund - Premier Class	99.99%	27,947,545.739

International Equity Fund - Retirement Class	70.44%	55,257,369.309

International Equity Index Fund - Institutional Class	21.98%	37,777,283.070

International Equity Index Fund - Premier Class	99.98%	9,946,456.036

International Equity Index Fund - Retirement Class	54.13%	22,175,749.302

Large-Cap Growth Fund - Premier Class	99.71%	369,810.055

Large-Cap Growth Fund - Retirement Class	20.54%	2,065,928.089

Large-Cap Growth Index Fund - Institutional Class	15.43%	9,652,823.823

Large-Cap Growth Index Fund - Retirement Class	53.96%	8,555,559.282

Large-Cap Value Fund - Institutional Class	29.67%	36,582,633.011

Large-Cap Value Fund - Premier Class	100.00%	17,776,397.433

Large-Cap Value Fund - Retirement Class	65.36%	37,085,018.667

Large-Cap Value Index Fund - Institutional Class	16.32%	12,382,728.330

Large-Cap Value Index Fund - Retirement Class	53.98%	9,059,855.753

Managed Allocation Fund - Institutional Class	97.27%	615,715.426

Managed Allocation Fund - Retirement Class	38.05%	1,180,166.836

Mid-Cap Growth Fund - Institutional Class	66.00%	19,162,260.963

Mid-Cap Growth Fund - Premier Class	98.52%	7,690,745.413

Mid-Cap Growth Fund - Retirement Class	63.46%	15,883,087.261

Mid-Cap Value Fund - Institutional Class	60.65%	45,283,613.464

Mid-Cap Value Fund - Premier Class	99.30%	19,673,518.527

Mid-Cap Value Fund - Retirement Class	59.86%	39,874,971.324

Money Market Fund - Institutional Class	12.49%	55,392,876.290

Money Market Fund - Premier Class	89.61%	6,431,021.090

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-31

Fund/Class	Percentage of Holdings	Shares

Money Market Fund - Retirement Class	37.54%	27,014,123.510

Real Estate Securities Fund - Institutional Class	30.47%	17,284,821.044

Real Estate Securities Fund - Premier Class	99.91%	5,287,544.218

Real Estate Securities Fund - Retirement Class	45.03%	9,152,992.180

S&P 500 Index Fund - Institutional Class	29.80%	20,823,393.081

S&P 500 Index Fund - Retirement Class	53.69%	13,190,597.622

Short-Term Bond Fund - Institutional Class	20.75%	10,067,113.598

Short-Term Bond Fund - Premier Class	99.44%	1,893,536.331

Short-Term Bond Fund - Retirement Class	10.31%	2,302,678.021

Small-Cap Blend Index Fund - Institutional Class	42.89%	16,714,766.110

Small-Cap Blend Index Fund - Retirement Class	63.95%	14,514,712.538

Small-Cap Equity Fund - Institutional Class	36.85%	23,612,340.579

Small-Cap Equity Fund - Premier Class	99.99%	10,797,867.267

Small-Cap Equity Fund - Retirement Class	65.92%	22,287,144.661

Social Choice Equity Fund - Institutional Class	34.16%	18,013,711.863

Social Choice Equity Fund - Premier Class	98.78%	7,092,407.558

Social Choice Equity Fund - Retirement Class	42.92%	12,029,506.763

Lauer & Co. c/o The Glenmede Trust Co., NA PO Box 58997 Philadelphia PA 19102-8997
High-Yield Fund - Institutional Class	18.96%	20,783,546.804

National Financial Services LLC for the Exclusive Benefit of Our Customers Attn: Deliveries PO Box 770001 Cincinnati OH 45277-0033
Equity Index Fund - Retirement Class	8.34%	1,552,795.500

High-Yield Fund - Retail Class	5.02%	1,518,867.329

Social Choice Equity Fund - Institutional Class	5.16%	2,722,529.429

Social Choice Equity Fund - Retail Class	9.87%	2,023,300.667

Pershing LLC PO Box 2052 Jersey City NJ 07303-2052
Bond Fund - Retail Class	22.45%	1,712,034.428

Bond Fund - Retirement Class	13.96%	4,138,041.254

Bond Index Fund - Institutional Class	6.76%	20,536,657.154

Bond Index Fund - Retail Class	16.70%	207,331.157

Bond Plus Fund - Retail Class	5.19%	1,363,786.596

Emerging Markets Equity Fund - Retail Class	9.53%	45,060.967

Emerging Markets Equity Index Fund - Retail Class	10.88%	59,391.365

Equity Index Fund - Retail Class	6.71%	2,443,693.774

Global Natural Resources Fund - Retail Class	8.40%	49,151.840

High-Yield Fund - Retail Class	7.77%	2,351,100.497

High-Yield Fund - Retirement Class	33.07%	8,216,140.697

Inflation-Linked Bond Fund - Retail Class	16.54%	3,019,115.629

Inflation-Linked Bond Fund - Retirement Class	9.16%	1,533,176.333

International Equity Fund - Retail Class	6.55%	2,826,694.424

International Equity Index Fund - Institutional Class	6.31%	10,850,950.407

Large-Cap Growth Fund - Retirement Class	48.60%	4,887,954.608

Large-Cap Growth Index Fund - Institutional Class	18.56%	11,612,471.400

Large-Cap Value Fund - Retail Class	11.28%	711,159.405

Large-Cap Value Fund - Retirement Class	9.25%	5,246,872.770

Large-Cap Value Index Fund - Institutional Class	21.53%	16,329,198.858

Mid-Cap Growth Fund - Retail Class	7.21%	467,167.514

Mid-Cap Value Fund - Retail Class	11.54%	1,253,653.625

Mid-Cap Value Fund - Retirement Class	8.91%	5,933,498.077

Fund/Class	Percentage of Holdings	Shares

Real Estate Securities Fund - Retail Class	5.64%	738,394.535

Short-Term Bond Fund - Retail Class	15.89%	2,635,379.494

Short-Term Bond Fund - Retirement Class	66.38%	14,826,561.700

Small-Cap Equity Fund - Retail Class	9.39%	451,587.698

Small-Cap Equity Fund - Retirement Class	5.14%	1,737,800.477

Social Choice Equity Fund - Retirement Class	5.11%	1,431,489.397

Tax-Exempt Bond Fund - Retail Class	17.82%	5,834,147.763

SEI Private Trust Company c/o TIAA-CREF Attn: Mutual Funds Administrator One Freedom Valley Dr Oaks PA 19456-9989
High-Yield Fund - Institutional Class	7.19%	7,883,084.138

S&P 500 Index Fund - Institutional Class	7.73%	5,405,408.806

Tax-Exempt Bond Fund - Institutional Class	92.58%	770,358.036

SSB&T Co Cust/FBO CHET #1864 Moderate Mgd Allocation Ages 18+ c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
Short-Term Bond Fund - Institutional Class	9.01%	4,372,959.975

SSB&T Co Cust/FBO CHET #1867 Moderate Mgd Allocation Ages 15-17 c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
Short-Term Bond Fund - Institutional Class	5.93%	2,876,904.678

SSB&T Co Cust/FBO CHET #1955 High Equity Option c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
S&P 500 Index Fund - Institutional Class	7.15%	4,994,430.617

SSB&T Co Cust/FBO CHET #2251 Equity Index Option c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
Emerging Markets Equity Index Fund - Institutional Class	5.91%	1,301,749.593

SSB&T Co Cust/FBO MESP #1923 Age Based 18+ c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
Money Market Fund - Institutional Class	22.12%	98,096,531.470

SSB&T Co Cust/FBO MESP #1926 Age Based 15-17 c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
Money Market Fund - Institutional Class	17.49%	77,564,259.230

SSB&T Co Cust/FBO MESP #1929 Age Based 8-11 c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
Large-Cap Growth Index Fund - Institutional Class	5.14%	3,213,707.444

SSB&T Co Cust/FBO MESP #1933 100% Equity Option c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
International Equity Fund - Institutional Class	9.61%	17,834,213.424

S&P 500 Index Fund - Institutional Class	27.19%	18,999,757.053

B-32    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

Fund/Class	Percentage of Holdings	Shares

SSB&T Co Cust/FBO MINNESOTA CSP 100% Equity Option c/o TFI J Delgrande/D Medina-Sustac 730 3rd Ave MSC 730/16/30 New York NY 10017-3206
Large-Cap Growth Index Fund - Institutional Class	6.56%	4,103,330.152

Large-Cap Value Index Fund - Institutional Class	6.13%	4,648,037.056

Money Market Fund - Institutional Class	5.54%	24,573,619.710

TD Ameritrade Inc For the Exclusive Benefit of Our Clients PO Box 2226 Omaha NE 68103-2226
Global Natural Resources Fund - Premier Class	49.84%	129,170.459

High-Yield Fund - Premier Class	8.79%	256,294.644

Teachers Insurance & Annuity Assoc Attn: Janice Carnicelli Mail Stop 730/06/41 730 Third Ave New York NY 10017-3207
Emerging Markets Equity Fund - Premier Class	52.66%	100,743.631

Emerging Markets Equity Fund - Retail Class	21.25%	100,482.921

Emerging Markets Equity Fund - Retirement Class	10.86%	100,689.325

Global Natural Resources Fund - Institutional Class	9.27%	2,204,133.871

Global Natural Resources Fund - Premier Class	38.66%	100,180.847

Global Natural Resources Fund - Retail Class	17.11%	100,142.843

Global Natural Resources Fund - Retirement Class	9.39%	100,168.044

TIAA-CREF Individual & Institutional Serv Inc For Exclusive Benefit of Customers Attn: Patrick Nelson 730 3rd Ave New York NY 10017-3206
Growth & Income Fund - Institutional Class	7.83%	11,314,748.184

International Equity Fund - Institutional Class	8.06%	14,956,248.375

Large-Cap Value Fund - Institutional Class	8.11%	9,997,891.123

Mid-Cap Growth Fund - Institutional Class	15.31%	4,445,965.687

Mid-Cap Value Fund - Institutional Class	17.15%	12,808,140.035

Real Estate Securities Fund - Institutional Class	5.37%	3,047,073.226

Small-Cap Blend Index Fund - Institutional Class	14.88%	5,798,300.258

Small-Cap Equity Fund - Institutional Class	8.99%	5,762,498.232

TIAA-CREF IMF Lifecycle Fund #2010 Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Fund - Institutional Class	15.72%	26,315,560.256

Emerging Markets Equity Fund - Institutional Class	5.10%	2,923,667.073

Global Natural Resources Fund - Institutional Class	5.02%	1,192,822.802

Short-Term Bond Fund - Institutional Class	10.72%	5,200,534.680

TIAA-CREF IMF Lifecycle Fund #2015 Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Fund - Institutional Class	19.89%	33,290,834.490

Emerging Markets Equity Fund - Institutional Class	8.13%	4,664,426.694

Enhanced International Equity Index Fund - Institutional Class	7.69%	7,178,262.563

Enhanced Large-Cap Growth Index Fund - Institutional Class	7.99%	8,239,889.004

Enhanced Large-Cap Value Index Fund - Institutional Class	8.07%	9,676,922.553

Fund/Class	Percentage of Holdings	Shares

Global Natural Resources Fund - Institutional Class	7.92%	1,883,920.607

Large-Cap Growth Fund - Institutional Class	7.71%	7,148,115.256

Large-Cap Value Fund - Institutional Class	5.01%	6,180,910.448

Short-Term Bond Fund - Institutional Class	10.83%	5,255,350.016

TIAA-CREF IMF Lifecycle Fund #2020 Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Fund - Institutional Class	20.00%	33,472,240.425

Bond Plus Fund - Institutional Class	5.88%	4,156,943.295

Emerging Markets Equity Fund - Institutional Class	11.62%	6,664,089.699

Enhanced International Equity Index Fund - Institutional Class	11.47%	10,714,136.173

Enhanced Large-Cap Growth Index Fund - Institutional Class	11.63%	12,000,604.568

Enhanced Large-Cap Value Index Fund - Institutional Class	11.75%	14,088,392.649

Global Natural Resources Fund - Institutional Class	11.31%	2,690,444.981

Growth & Income Fund - Institutional Class	6.91%	9,986,201.594

International Equity Fund - Institutional Class	6.42%	11,906,103.000

Large-Cap Growth Fund - Institutional Class	11.18%	10,368,338.400

Large-Cap Value Fund - Institutional Class	7.27%	8,960,481.950

Short-Term Bond Fund - Institutional Class	8.06%	3,912,363.285

Small-Cap Equity Fund - Institutional Class	5.32%	3,406,121.574

TIAA-CREF IMF Lifecycle Fund #2025 Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Fund - Institutional Class	13.86%	23,195,930.925

Bond Plus Fund - Institutional Class	9.19%	6,494,796.839

Emerging Markets Equity Fund - Institutional Class	12.36%	7,089,133.724

Enhanced International Equity Index Fund - Institutional Class	12.63%	11,796,583.459

Enhanced Large-Cap Growth Index Fund - Institutional Class	12.57%	12,965,968.158

Enhanced Large-Cap Value Index Fund - Institutional Class	12.70%	15,224,752.842

Global Natural Resources Fund - Institutional Class	11.99%	2,850,561.408

Growth & Income Fund - Institutional Class	7.44%	10,752,939.839

High-Yield Fund - Institutional Class	5.12%	5,616,054.862

International Equity Fund - Institutional Class	6.81%	12,625,085.966

Large-Cap Growth Fund - Institutional Class	12.03%	11,158,126.596

Large-Cap Value Fund - Institutional Class	7.82%	9,647,137.548

Small-Cap Equity Fund - Institutional Class	5.73%	3,670,575.582

TIAA-CREF IMF Lifecycle Fund #2030 Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Fund - Institutional Class	7.81%	13,072,967.235

Bond Plus Fund - Institutional Class	10.24%	7,239,590.497

Emerging Markets Equity Fund - Institutional Class	12.94%	7,423,569.019

Enhanced International Equity Index Fund - Institutional Class	13.59%	12,688,341.207

Enhanced Large-Cap Growth Index Fund - Institutional Class	13.32%	13,744,987.003

Enhanced Large-Cap Value Index Fund - Institutional Class	13.46%	16,131,874.292

Global Natural Resources Fund - Institutional Class	12.55%	2,983,491.964

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-33

Fund/Class	Percentage of Holdings	Shares

Growth & Income Fund - Institutional Class	7.87%	11,360,245.572

High-Yield Fund - Institutional Class	5.40%	5,918,653.564

International Equity Fund - Institutional Class	7.10%	13,166,257.439

Large-Cap Growth Fund - Institutional Class	12.73%	11,798,169.081

Large-Cap Value Fund - Institutional Class	8.27%	10,199,553.857

Small-Cap Equity Fund - Institutional Class	6.06%	3,880,409.948

TIAA-CREF IMF Lifecycle Fund #2035 Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Plus Fund - Institutional Class	10.31%	7,288,358.344

Emerging Markets Equity Fund - Institutional Class	14.13%	8,108,282.669

Enhanced International Equity Index Fund - Institutional Class	15.20%	14,192,077.818

Enhanced Large-Cap Growth Index Fund - Institutional Class	14.73%	15,197,450.266

Enhanced Large-Cap Value Index Fund - Institutional Class	14.87%	17,822,585.408

Global Natural Resources Fund - Institutional Class	13.75%	3,270,547.715

Growth & Income Fund - Institutional Class	8.67%	12,518,040.666

High-Yield Fund - Institutional Class	5.44%	5,958,498.214

International Equity Fund - Institutional Class	7.73%	14,339,772.335

Large-Cap Growth Fund - Institutional Class	14.02%	13,001,038.946

Large-Cap Value Fund - Institutional Class	9.13%	11,251,662.279

Small-Cap Equity Fund - Institutional Class	6.67%	4,276,676.304

TIAA-CREF IMF Lifecycle Fund #2040 Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Plus Fund - Institutional Class	12.89%	9,108,421.159

Emerging Markets Equity Fund - Institutional Class	20.29%	11,639,817.949

Enhanced International Equity Index Fund - Institutional Class	22.04%	20,576,440.760

Enhanced Large-Cap Growth Index Fund - Institutional Class	21.26%	21,938,854.777

Enhanced Large-Cap Value Index Fund - Institutional Class	21.46%	25,721,134.753

Global Natural Resources Fund - Institutional Class	19.78%	4,703,973.366

Growth & Income Fund - Institutional Class	12.50%	18,053,355.694

High-Yield Fund - Institutional Class	7.53%	8,258,644.022

International Equity Fund - Institutional Class	11.08%	20,549,910.199

Large-Cap Growth Fund - Institutional Class	20.21%	18,740,458.134

Large-Cap Value Fund - Institutional Class	13.16%	16,227,337.368

Small-Cap Equity Fund - Institutional Class	9.62%	6,163,996.048

TIAA-CREF Lifecycle Index 2040 Fund Attn: Janice Carnicelli 730 3rd Ave New York NY 10017-3206
Emerging Markets Equity Index Fund - Institutional Class	5.71%	1,256,466.056

TIAA-CREF Managed Allocation II AC Attn: Janice Carnicelli Mail Stop 730/6/41 730 3rd Ave New York NY 10017-3206
Bond Plus Fund - Institutional Class	29.77%	21,044,445.494

Fund/Class	Percentage of Holdings	Shares

Tuition Financing Inc Cust FBO Scholarshare College Savings Plan Passive Age-Based Option Ages 9-10 Joe Delgrande & D Medina-Sustache 730 3rd Ave Mail Stop 730/16/30 New York NY 10017-3206
Emerging Markets Equity Index Fund - Institutional Class	5.60%	1,232,815.422

Emerging Markets Equity Index Fund - Institutional Class	5.49%	1,209,203.037

Emerging Markets Equity Index Fund - Institutional Class	7.32%	1,611,546.905

Emerging Markets Equity Index Fund - Institutional Class	9.49%	2,087,608.568

Equity Index Fund - Institutional Class	7.81%	23,454,626.796

Equity Index Fund - Institutional Class	6.07%	18,233,485.716

S&P 500 Index Fund - Institutional Class	7.60%	5,308,303.006

Social Choice Equity Fund - Institutional Class	11.52%	6,075,140.239

Vanguard Fiduciary Trust Company PO Box 2900 Valley Forge PA 19482-2900
Social Choice Equity Fund - Institutional Class	5.65%	2,981,634.574

          The current trustees and officers of the Trust, as a group, beneficially or of record owned less than 1% of the shares of each of the classes of the Funds as of September 1, 2012.

          Any person owning more than 25% of a Fund’s shares may be considered a “controlling person” of that Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

B-34    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY SERVICES

          Investment advisory and related services for the Funds are provided by personnel of Advisors, which is registered with the SEC under the Investment Advisers Act of 1940 (“Advisers Act”). Advisors manages the investment and reinvestment of the assets of the Funds, subject to the oversight of the Board of Trustees. Advisors performs all research, makes recommendations and places orders for the purchase and sale of securities. Advisors also provides or oversees the provision of portfolio accounting, custodial, compliance, administrative and related services for the assets of the Funds.

          TIAA, an insurance company, holds all of the shares of TIAA-CREF Asset Management, Inc. (“TCAM”). TCAM in turn holds all of the shares of Advisors and of Teachers Personal Investors Services, Inc. (“TPIS”), the principal underwriter for the Trust. TIAA also holds all the shares of TIAA-CREF Individual & Institutional Services, LLC (“Services”) and TIAA-CREF Investment Management, LLC (“Investment Management”). Services acts as the principal underwriter, and Investment Management provides investment advisory services, to CREF, a companion organization to TIAA. All of the foregoing are affiliates of the Trust and Advisors.

          Advisors manages each Fund pursuant to an Investment Management Agreement. Under the Agreement, investment management fees are calculated daily and paid monthly to Advisors. They are calculated as a percentage of the average value of the net assets each day for each Fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the Prospectuses. However, Advisors has contractually agreed to waive its 0.10% investment management fee on each Lifecycle Fund through September 30, 2013. Advisors has contractually agreed to waive a portion of certain Lifecycle Index Fund’s management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Lifecycle Index Fund: 0.05% for the Lifecycle Index Retirement Income Fund; 0.04% for the Lifecycle Index 2010 Fund; 0.03% for the Lifecycle Index 2015 and 2020 Funds; 0.02% for the Lifecycle Index 2025 Fund; 0.01% for the Lifecycle Index 2030, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund and Lifecycle Index 2055 Fund. These waivers will remain in effect through September 30, 2013 unless changed with approval of the Board of Trustees. The Funds also pay Advisors for certain administrative and compliance services that Advisors provides to the Funds on an at-cost basis.

          Furthermore, Advisors has also contractually agreed to reimburse the Lifecycle Funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Lifecycle Funds. Advisors has contractually agreed to reimburse the Lifecycle Index Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees, and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Lifecycle Index Funds. Advisors has contractually agreed to reimburse the Lifestyle Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.49% of the average daily net assets for the Retail Class shares, (ii) 0.35% of the average daily net assets for the Retirement Class shares, (iii) 0.25% of the average daily net assets for the Premier Class shares and (iv) 0.10% of the average daily net assets for the Institutional Class shares. Advisors has contractually agreed to reimburse the Managed Allocation Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees, and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares and 0.25% of average daily net assets for Retail and Retirement Class shares of the Managed Allocation Fund. All of the expense reimbursement arrangements referenced above will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

          Each of the Underlying Funds has also entered into an investment management agreement with Advisors. Each Fund indirectly bears a pro rata share of the investment management fees and other expenses incurred by the Underlying Funds in which the Fund invests.

For the fiscal periods ended May 31, 2012, May 31, 2011 (eight months) and September 30, 2010, the table below reflects the total dollar amount of investment management fees paid by each Fund.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-35

	Gross			Waived			Net

Fund	Fiscal Period Ended May 31, 2012	Eight Month Period Ended May 31, 2011	Fiscal Period Ended Sept. 30, 2010	Fiscal Period Ended May 31, 2012	Eight Month Period Ended May 31, 2011	Fiscal Period Ended Sept. 30, 2010	Fiscal Period Ended May 31, 2012	Eight Month Period Ended May 31, 2011	Fiscal Period Ended Sept. 30, 2010

Lifecycle Retirement Income Fund	$124,953	$57,788	$50,501	$124,953	$57,788	$50,501	$—	$—	$—
Lifecycle 2010 Fund	$688,228	$398,378	$479,247	$688,228	$398,378	$479,247	$—	$—	$—
Lifecycle 2015 Fund	$938,838	$517,191	$568,618	$938,838	$517,191	$568,618	$—	$—	$—
Lifecycle 2020 Fund	$1,148,632	$610,845	$625,680	$1,148,632	$610,845	$625,680	$—	$—	$—
Lifecycle 2025 Fund	$1,084,784	$578,966	$590,381	$1,084,784	$578,966	$590,381	$—	$—	$—
Lifecycle 2030 Fund	$1,038,197	$559,265	$561,235	$1,038,197	$559,265	$561,235	$—	$—	$—
Lifecycle 2035 Fund	$1,033,170	$558,884	$556,588	$1,033,170	$558,884	$556,588	$—	$—	$—
Lifecycle 2040 Fund	$1,473,687	$820,660	$830,103	$1,473,687	$820,660	$830,103	$—	$—	$—
Lifecycle 2045 Fund	$234,227	$92,953	$60,768	$234,227	$92,953	$60,768	$—	$—	$—
Lifecycle 2050 Fund	$124,744	$47,443	$29,591	$124,744	$47,443	$29,591	$—	$—	$—
Lifecycle 2055 Fund*	$10,727	$857	$—	$10,727	$857	$—	$—	$—	$—
Lifecycle Index Retirement Income Fund	$12,355	$5,725	$5,516	$4,942	$2,016	$1,183	$7,413	$3,709	$4,333
Lifecycle Index 2010 Fund	$73,300	$33,477	$13,638	$21,990	$10,043	$3,417	$51,310	$23,434	$10,221
Lifecycle Index 2015 Fund	$111,346	$48,820	$18,297	$22,269	$12,002	$4,698	$89,077	$36,818	$13,599
Lifecycle Index 2020 Fund	$134,528	$60,076	$19,369	$13,453	$11,448	$5,033	$121,075	$48,628	$14,336
Lifecycle Index 2025 Fund	$124,161	$54,786	$18,258	$12,416	$10,421	$4,750	$111,745	$44,365	$13,508
Lifecycle Index 2030 Fund	$135,339	$62,063	$21,475	$—	$8,409	$5,576	$135,339	$53,654	$15,899
Lifecycle Index 2035 Fund	$126,213	$56,669	$19,952	$—	$7,671	$5,172	$126,213	$48,998	$14,780
Lifecycle Index 2040 Fund	$168,516	$76,039	$30,520	$—	$10,453	$7,885	$168,516	$65,586	$22,635
Lifecycle Index 2045 Fund	$44,306	$18,281	$8,842	$—	$2,459	$2,127	$44,306	$15,822	$6,715
Lifecycle Index 2050 Fund	$29,111	$12,233	$6,922	$—	$1,632	$1,574	$29,111	$10,601	$5,348
Lifecycle Index 2055 Fund*	$9,644	$859	$—	$—	$—	$—	$9,644	$859	$—
Managed Allocation Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—
Lifestyle Income Fund†	$4,992	$—	$—	$—	$—	$—	$4,992	$—	$—
Lifestyle Conservative Fund†	$5,305	$—	$—	$—	$—	$—	$5,305	$—	$—
Lifestyle Moderate Fund†	$5,394	$—	$—	$—	$—	$—	$5,394	$—	$—
Lifestyle Growth Fund†	$5,364	$—	$—	$—	$—	$—	$5,364	$—	$—
Lifestyle Aggressive Growth Fund†	$5,299	$—	$—	$—	$—	$—	$5,299	$—	$—

*	The Lifecycle and Lifecycle Index 2055 Funds commenced operations on April 29, 2011.
†	The Lifestyle Funds commenced operations on December 9, 2011.

          Additionally, for years prior to 2012, under the Investment Management Agreement, the Funds paid to Advisors the allocated cost of certain compliance and administrative services provided by Advisors. Under a new Amended and Restated Administrative Services Agreement dated as of January 2, 2012, the Funds pay for certain compliance and administrative services provided by Advisors. The table below reflects the amounts paid to Advisors by the Funds for these compliance and administrative services for the fiscal years ended May 31, 2012, May 31, 2011 (eight months) and September 30, 2010.

	Fund Administration Costs			Compliance Costs

Fund Name	5/31/2012	5/31/2011	9/30/2010	5/31/2012	5/31/2011	9/30/2010

Lifecycle Retirement Income Fund	$8,058	$4,270	$3,947	$3,648	$1,334	$2,182
Lifecycle 2010 Fund	43,299	30,795	36,058	19,896	9,663	15,136
Lifecycle 2015 Fund	59,323	39,741	43,665	27,242	12,366	18,185
Lifecycle 2020 Fund	72,828	46,651	48,469	33,425	14,531	20,007
Lifecycle 2025 Fund	68,647	44,243	45,999	31,519	13,773	18,910
Lifecycle 2030 Fund	65,759	42,739	43,851	30,189	13,317	18,027
Lifecycle 2035 Fund	65,465	42,624	43,791	30,039	13,283	17,934
Lifecycle 2040 Fund	93,323	62,806	65,363	42,818	19,669	26,708
Lifecycle 2045 Fund	14,942	6,850	4,849	6,870	2,144	1,875
Lifecycle 2050 Fund	7,962	3,482	2,318	3,685	1,049	901
Lifecycle 2055 Fund*	599	47	—	275	15	—
Lifecycle Index Retirement Income Fund	750	450	455	359	112	192
Lifecycle Index 2010 Fund	4,596	2,664	1,031	2,145	799	400
Lifecycle Index 2015 Fund	7,037	3,842	1,370	3,279	1,173	505
Lifecycle Index 2020 Fund	8,536	4,668	1,391	3,960	1,422	529
Lifecycle Index 2025 Fund	7,874	4,246	1,337	3,664	1,301	491
Lifecycle Index 2030 Fund	8,594	4,826	1,578	3,998	1,464	600
Lifecycle Index 2035 Fund	8,019	4,420	1,437	3,730	1,345	547
Lifecycle Index 2040 Fund	10,694	5,944	2,312	4,927	1,873	877
Lifecycle Index 2045 Fund	2,790	1,396	680	1,295	426	254
Lifecycle Index 2050 Fund	1,832	932	544	844	278	210
Lifecycle Index 2055 Fund*	581	47	—	278	15	—
Managed Allocation Fund	35,265	29,729	42,392	16,189	9,231	17,182
Lifestyle Income Fund†	298	—	—	158	—	—
Lifestyle Conservative Fund†	298	—	—	165	—	—
Lifestyle Moderate Fund†	298	—	—	166	—	—
Lifestyle Growth Fund†	297	—	—	168	—	—
Lifestyle Aggressive Growth Fund†	298	—	—	167	—	—

* The Lifecycle and Lifecycle Index 2055 Funds commenced operations on April 29, 2011.
† The Lifestyle Funds commenced operations on December 9, 2011.

B-36    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

RETIREMENT CLASS SERVICE AGREEMENT

          The Trust, on behalf of each Fund that offers Retirement Class Shares (as described in each Fund’s Prospectus), has entered into a service agreement with Advisors pursuant to which Advisors provides or arranges for the provision of certain administrative services for the Retirement Class shares, including services associated with maintenance of Retirement Class shares on retirement plan and other platforms (the “Retirement Class Service Agreement”).

          For the services rendered, the facilities furnished and expenses assumed by Advisors, each Fund pays an annual rate of 0.25% of net assets attributable to Retirement Class shares of the Fund under the Retirement Class Service Agreement. The service fees are accrued daily at their proportional annual rate. The fees paid under the Service Agreement for the respective fiscal periods ended May 31, 2012, May 31, 2011 (eight months) and September 30, 2010 by the Funds are set forth in the table below:

Fund	Fiscal Period Ended May 31, 2012	Eight Month Period Ended May 31, 2011	Fiscal Period Ended Sept. 30, 2010

Lifecycle Retirement Income Fund	$153,858	$79,845	$71,683
Lifecycle 2010 Fund	1,100,224	813,719	1,118,818
Lifecycle 2015 Fund	1,451,225	1,042,091	1,325,886
Lifecycle 2020 Fund	1,767,098	1,227,084	1,468,330
Lifecycle 2025 Fund	1,661,948	1,157,004	1,378,097
Lifecycle 2030 Fund	1,540,132	1,109,975	1,317,347
Lifecycle 2035 Fund	1,526,459	1,104,263	1,308,254
Lifecycle 2040 Fund	2,258,426	1,653,556	1,950,627
Lifecycle 2045 Fund	339,661	180,885	139,132
Lifecycle 2050 Fund	183,892	92,087	64,758
Lifecycle 2055 Fund*	20,907	1,714	—
Lifecycle Index Retirement Income Fund	1,327	499	647
Lifecycle Index 2010 Fund	5,419	759	653
Lifecycle Index 2015 Fund	14,191	1,623	664
Lifecycle Index 2020 Fund	12,510	1,900	658
Lifecycle Index 2025 Fund	8,343	1,114	666
Lifecycle Index 2030 Fund	12,159	1,994	720
Lifecycle Index 2035 Fund	9,470	1,625	690
Lifecycle Index 2040 Fund	11,565	1,660	89
Lifecycle Index 2045 Fund	4,091	744	668
Lifecycle Index 2050 Fund	2,330	562	655
Lifecycle Index 2055 Fund*	2,353	215	—
Managed Allocation Fund	73,572	49,009	59,476
Lifestyle Income Fund**	4,884	—	—
Lifestyle Conservative Fund**	4,957	—	—
Lifestyle Moderate Fund**	5,020	—	—
Lifestyle Growth Fund**	5,073	—	—
Lifestyle Aggressive Growth Fund**	5,117	—	—

*	The Lifecycle and Lifecycle Index 2055 Funds commenced operations on April 29, 2011.
**	The Lifestyle Funds commenced operations on December 9, 2011.

          The Retirement Class Service Agreement will continue in effect until terminated. The Agreement provides that it may be terminated without penalty by the Board of Trustees or by Advisors, in each case on sixty (60) days’ written notice to the other party. The Agreement may also be amended as to any Fund by the parties only if such amendment is specifically approved by the Board of Trustees.

UNDERWRITER

          Teachers Personal Investors Services, Inc. (“TPIS”), 730 Third Avenue, New York, NY 10017-3206, is the “principal underwriter” for the Trust. Shares of the Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with the Trust, TPIS has the right to distribute shares of the Funds from year to year, subject to annual approval of the Distribution Agreement by the Board of Trustees. TPIS may enter into selling agreements with one or more broker-dealers, which may or may not be affiliated with TPIS, to provide distribution-related services and/or shareholder services to the Funds.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT

          State Street Bank and Trust Company (“State Street”), 1776 Heritage Drive, Quincy, MA 02171, acts as custodian for the Trust and the Funds. As custodian, State Street is responsible for the safekeeping of the Funds’ portfolio securities. State Street also acts as fund accounting agent for the Trust and the Funds.

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, acts as the transfer and dividend paying agent for the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          PricewaterhouseCoopers, LLP, 125 High Street, Boston, MA 02110, serves as the independent registered public accounting firm of the Trust and audited the Lifecycle Funds’, Lifecycle Index Funds’, Managed Allocation Fund’s, Lifestyle Funds’ and the Underlying Funds’ annual financial statements.

PERSONAL TRADING POLICY

          The Trust and TPIS have adopted codes of ethics under Rule 17j-l of the 1940 Act and Advisors has adopted a code of ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act. These codes govern the personal trading activities of certain employees, or “access persons,” and members of their households. While these individuals may invest in securities that may also be purchased or held by the Funds, they must also generally pre-clear and report all transactions involving securities covered under the codes. In addition, access persons must generally send duplicates of all confirmation statements and other brokerage account reports to a special compliance unit for review.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-37

INFORMATION ABOUT THE FUNDS’ PORTFOLIO MANAGEMENT TEAM

STRUCTURE OF COMPENSATION FOR PORTFOLIO MANAGERS

          Portfolio management team members are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined using three variables: investment performance (80% weighting), peer reviews (10% weighting) and manager-subjective ratings (10% weighting).

          Investment performance is calculated, where records are available, over four years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of each Fund is calculated versus each Fund’s composite benchmark index. Please see the Funds’ prospectuses for more detail regarding the components of their composite benchmark indices. This investment performance is averaged using a 40% weight for the most recent year, 30% for the second year, 20% for the third year and 10% for the fourth year. Utilizing the three variables discussed above, total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity or fixed-income group (as applicable) as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

          Portfolio managers for the Lifecycle Retirement Income Fund and Lifecycle Index Retirement Income Fund receive long-term compensation awards that are divided into two components—50% is awarded as units under the TIAA-CREF Long-Term Performance Plan, and 50% is invested in shares of the Fund or Funds managed by the individual(s). Portfolio managers for all other Funds receive 100% of their long-term compensation awards in TIAA-CREF Long-Term Performance Plan units.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

          The following chart includes information relating to the portfolio management team members listed in the Prospectuses, such as other accounts managed by them (registered investment companies and unregistered pooled investment vehicles), total assets in those accounts, and the dollar range of equity securities owned in each of the Funds they manage as of May 31, 2012.

	Number of Other Accounts Managed		Total Assets In Accounts Managed (millions)

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Funds

John M. Cunniff, CFA	2*	0	$10,707	$0	Lifecycle 2030 Fund:
					$100,001–500,000,
					Lifestyle Growth Fund:
					$10,001–50,000,
					Managed Allocation Fund:
					$10,001–50,000

Hans L. Erickson, CFA	3*	0	$108,619	$0	Lifecycle 2030 Fund:
					Over $1,000,000,
					Managed Allocation:
					Over $1,000,000,
					Lifestyle Income Fund:
					$100,001–500,000,
					Lifestyle Conservative Fund:
					$100,001–500,000,
					Lifestyle Moderate Fund:
					$10,001–50,000,
					Lifestyle Growth Fund:
					$100,001–500,000,
					Lifestyle Aggressive Growth Fund:
					$10,001–50,000

*	Not including the twenty-two Lifecycle and Lifecycle Index Funds and the Managed Allocation Fund.

B-38    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

POTENTIAL CONFLICTS OF INTEREST OF ADVISORS AND PORTFOLIO MANAGERS

          Portfolio managers of the Funds and the Underlying Funds may also manage other registered investment companies or unregistered investment pools and investment accounts, including accounts for TIAA or other proprietary accounts, which may raise potential conflicts of interest. Advisors has put in place policies and procedures designed to mitigate any such conflicts. Such conflicts and mitigating policies and procedures include the following:

          Conflicting Positions. Investment decisions made for the Funds or the Underlying Funds may differ from, and may conflict with, investment decisions made by Advisors or its affiliated investment adviser, Investment Management, for other client or proprietary accounts due to differences in investment objectives, investment strategies, account benchmarks, client risk profiles and other factors. As a result of such differences, if an account were to sell a significant position in a security while an Underlying Fund maintained its position in that security, the market price of such securities could decrease and adversely impact the Fund or Underlying Fund’s performance. In the case of a short sale, the selling account would benefit from any decrease in price.

          Allocation of Investment Opportunities. Even where accounts have similar investment mandates as an Underlying Fund, Advisors may determine that investment opportunities, strategies or particular purchases or sales are appropriate for one or more other client or proprietary accounts, but not for the Fund, or are appropriate for the Fund but in different amounts, terms or timing than is appropriate for other client or proprietary accounts. As a result, the amount, terms or timing of an investment by an Underlying Fund may differ from, and performance may be lower than, investments and performance of other client or proprietary accounts.

          Aggregation and Allocation of Orders. Advisors may aggregate orders of the Underlying Funds and its other accounts (including proprietary accounts), and orders of client accounts managed by Investment Management, in each case consistent with Advisors’ policy to seek best execution for all orders. Although aggregating orders is a common means of reducing transaction costs for participating accounts, Advisors may be perceived as causing one client account, such as an Underlying Fund, to participate in an aggregated transaction in order to increase Advisors’ overall allocation of securities in that transaction or future transactions. Allocations of aggregated trades may also be perceived as creating an incentive for Advisors to disproportionately allocate securities expected to increase in value to certain client or proprietary accounts, at the expense of an Underlying Fund. In addition, an Underlying Fund may bear the risk of potentially higher transaction costs if aggregated trades are only partially filled or if orders are not aggregated at all. Advisors has adopted procedures designed to mitigate the foregoing conflicts of interest by treating each account, including the Underlying Funds, fairly and equitably over time in the allocation of investment opportunities and the aggregation and allocation of orders. The procedures also are designed to mitigate conflicts in potentially inconsistent trading and provide guidelines for trading priority. Moreover, Advisors’ trading activities are subject to supervisory review and compliance monitoring to help address and mitigate conflicts of interest and ensure that accounts are being treated fairly and equitably over time.

          For example, in allocating investment opportunities, a portfolio manager considers an account’s or fund’s investment objectives, investment restrictions, cash position, need for liquidity, sector concentration and other objective criteria. In addition, orders for the same single security are generally aggregated with other orders for the same single security received at the same time. If aggregated orders are fully executed, each participating account is allocated its pro rata share on an average price and trading cost basis. In the event the order is only partially filled, each participating account receives a pro rata share. Portfolio managers are also subject to restrictions on potentially inconsistent trading of single securities, although a portfolio manager may sell a single security short if the security is included in an account’s benchmark and the portfolio manager is underweight in that security relative to the account’s benchmark. Moreover, the procedures set forth guidelines under which trading for long sales of single securities over short sales of the same or closely related securities are monitored to ensure that the trades are treated fairly and equitably.

Additionally, the Funds’ portfolio managers’ decisions for executing those trades are also monitored.

          Advisors’ procedures also address basket trades (trades in a wide variety of securities—on average approximately 100 different issuers) used in quantitative strategies. However, basket trades are generally not aggregated or subject to the same types of restrictions on potentially inconsistent trading as single security trades because basket trades are tailored to a particular index or model portfolio based on the risk profile of a particular account pursuing a particular quantitative strategy. In addition, basket trades are not subject to the same monitoring as single security trades because an automated and systematic process is used to implement trades; however, the Funds’ portfolio managers’ decisions for implementing those trades are monitored.

          Research. Advisors allocates brokerage commissions to brokers who provide execution and research services for the Underlying Funds and some or all of Advisors’ other clients. Such research services may not always be utilized in connection with the Underlying Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Advisors is authorized to pay, on behalf of the Underlying Funds, higher brokerage fees than another broker might have charged in recognition of the value of brokerage or research services provided by the broker. Advisors has adopted procedures with respect to these so-called “soft dollar” arrangements, including the use of brokerage commissions to pay for in-house and nonproprietary research, the process for allocating brokerage, and Advisors’ practices regarding the use of third party soft dollars.

          IPO allocation. Advisors has adopted procedures designed to ensure that it allocates initial public offerings to the Underlying Funds and Advisors’ other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

          Compensation. The compensation paid to Advisors for managing the Funds and the Underlying Funds, as well as certain other clients, is based on a percentage of assets under management whereas the compensation paid to Advisors for managing certain other clients is based on cost. However, no client cur-

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-39

rently pays Advisors a performance-based fee. Nevertheless, Advisors may be perceived as having an incentive to allocate securities that are expected to increase in value to accounts in which Advisors has a proprietary interest or to certain other accounts in which Advisors receives a larger asset-based fee.

ABOUT THE TRUST AND THE SHARES

          The Trust was organized as a Delaware statutory trust on April 15, 1999. A copy of the Trust’s Certificate of Trust, dated April 15, 1999, as amended, is on file with the Office of the Secretary of State of the State of Delaware. As a Delaware statutory trust, the Trust’s operations are governed by its Declaration of Trust. Upon the initial purchase of shares of beneficial interest in the Funds, each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time.

CLASS STRUCTURE

          Each of the Funds offers three classes of shares (Retirement Class, Premier Class and Institutional Class). The Lifecycle Retirement Income Fund, Managed Allocation Fund and the Lifestyle Funds also offer Retail Class shares. The distribution and service fee arrangements of each share class are described below.

          Retail Class Shares. Retail Class shares of the Funds are offered to many different types of investors, but are particularly aimed at individual investors. Minimum initial and subsequent investment requirements apply to certain Retail Class investors, as well as a small account maintenance fee. The Lifecycle Retirement Income Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act for its Retail Class through which it can reimburse TPIS, and TPIS, in turn, may pay other entities for its expenses associated with distributing, promoting and/or servicing Retail Class shares of the Fund in an annual amount up to 0.25% of average daily net Retail Class assets. Each Lifestyle Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act for its Retail Class through which it can compensate TPIS, and TPIS, in turn, may pay other entities for distributing, promoting and/or servicing Retail Class shares of the Funds in an annual amount up to 0.25% of average daily net Retail Class assets.

          Retirement Class Shares. Retirement Class shares of the Funds are offered primarily through accounts established by or on behalf of employers, or the trustees of plans sponsored by or on behalf of employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in section 401(a) (including 401(k) and Keogh plans), 403(b)(7) or 457 of the Code. Retirement Class shares also may be available through custody accounts sponsored or administered by TIAA-CREF that are established by individuals as Individual Retirement Accounts (IRAs) pursuant to section 408 of the Code. Additionally, Retirement Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares. For the Retirement Class of the Lifecycle Funds and the Lifecycle Index Funds, the Trust has adopted distribution (Rule 12b-1) plans under which each of these Funds may either reimburse (with respect to the Lifecycle Funds) TPIS for its expenses or compen-

sate (with respect to the Lifecycle Index Funds) TPIS for its activities associated with distributing, promoting and/or servicing its Retirement Class shares in an annual amount up to 0.05% of average daily net Retirement Class assets. The Retirement Class of the Managed Allocation Fund is subject to a service fee of 0.25% paid to Advisors for providing or arranging for the provision of certain administrative and shareholder services.

          Premier Class Shares. Premier Class shares of the Funds are offered primarily through accounts established by employers, or the trustees of plans sponsored by or on behalf of employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in section 401(a) (including 401(k) and Keogh plans), 403(b)(7) or 457 of the Code. Premier Class shares also may be available through custody accounts established by individuals as IRAs pursuant to section 408 of the Code.

Additionally, Premier Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to make available this class of shares. Premier Class shares of each Fund are subject to a distribution (Rule 12b-1) plan pursuant to which the Fund may compensate TPIS for distributing, promoting and/or servicing Premier Class shares at an annual rate of 0.15% of average daily net Premier Class assets.

          Institutional Class Shares. Institutional Class shares of the Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”) or other unaffiliated persons or intermediaries, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the Trust may approve from time to time. Under certain circumstances, this class may be available through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Minimum initial investments will apply to certain investors in Institutional Class shares.

          Shareholders investing through employee plans may have to pay additional expenses related to the administration of such plans. All expenses or costs of distributing or promoting Institutional Class shares of the Funds are paid by Advisors.

          The Funds invest in the Institutional Class Shares of the Underlying Funds. Institutional Class shares of the Underlying Funds are offered without distribution plan or shareholder service expenses or fees.

DISTRIBUTION (12b-1) PLANS

          The Trust’s Board of Trustees has adopted five different forms of Distribution Plans pursuant to Rule 12b-1 under the 1940 Act related to the Funds. The first form of distribution plan concerns the Retirement Class shares of each of the Lifecycle Funds (the “Lifecycle Retirement Class Plan”); the second form of distribution plan concerns Retirement Class shares of each of the Lifecycle Index Funds (the “Lifecycle Index Retirement Class

B-40    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

Plan”); the third form of distribution plan concerns Retail Class shares of the Lifecycle Retirement Income Fund and, the Managed Allocation Fund (the “Retail Class Reimbursement Plan”); the fourth form of distribution plan concerns Retail Class shares of the Lifestyle Funds (the “Retail Class Compensation Plan”) and the fifth form of distribution plan concerns the Premier Class shares of the Lifecycle Funds, Lifecycle Index Funds and the Lifestyle Funds (the “Premier Class Plan”) (collectively, the “Plans”).

          Under the Lifecycle Retirement Class Plan and the Retail Class Reimbursement Plans, the applicable Fund reimburses TPIS for all or part of certain expenses that TPIS incurs in connection with the promotion, distribution and/or shareholder servicing of the relevant shares. Under the Lifecycle Index Retirement Class Plan, the Retail Class Compensation Plan and all of the Funds’ Premier Class Plans, the applicable Fund pays TPIS at a set annual rate to compensate TPIS for promoting, distributing and/or servicing of the relevant shares. The expenses for which a Fund may compensate or reimburse TPIS under the Plans include, but are not limited to, compensation of dealers and others for the expenses of their various activities primarily intended to promote the sale of the applicable class of shares, as well as for shareholder servicing expenses.

          Reimbursements by a Lifecycle Fund under the Retirement Class Plan are calculated daily and paid monthly up to a rate or rates approved from time to time by the Board, provided that no rate approved by the Board for any Fund may exceed the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of such Fund. Payments by a Fund under the Lifecycle Index Retirement Class Plan are calculated daily and paid monthly at the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of each such Fund. Payments by a Fund under the Retail Class Compensation Plan are calculated daily and paid monthly at an annual rate of 0.25% of the average daily NAV of Retail Class shares of each such Fund.

          Reimbursements by the Lifecycle Retirement Income Fund under the Retail Class Reimbursement Plan are calculated daily and paid monthly, and reimbursements by the Managed Allocation Fund under the Retail Class Reimbursement Plan are calculated daily and paid quarterly, up to a rate or rates approved from time to time by the Board, provided that no rate may exceed the annual rate of 0.25% of the average daily NAV of Retail Class shares of the Lifecycle Retirement Income Fund or the Managed Allocation Fund.

          For purposes of determining the reimbursements payable under each Plan, the NAV of the Funds’ outstanding Retirement Class or Retail Class shares is computed in accordance with the Declaration of Trust. Payments by a Fund under the Premier Class Plan are calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of the Premier Class of the Fund.

          Please note, however, that TPIS has contractually agreed not to seek any payment or reimbursement under the Lifecycle Retirement Class Plan through September 30, 2013 and under the Lifecycle Index Retirement Class Plan through September 30, 2013. Therefore, no 12b-1 fees were paid by the Lifecycle Funds pursuant to the Lifecycle Retirement Class Plan or the Lifecycle Index Funds pursuant to the Lifecycle Index Retirement Class Plan in 2011. The continuing suspension agreement concerning the Lifecycle and Lifecycle Index Retirement Class Plans may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

          For the fiscal period ended May 31, 2012, the table below reflects the net amount of 12b-1 fees paid by Retail Class shares of the Lifecycle Retirement Income Fund, the Managed Allocation Fund and the Lifestyle Funds under the Retail Class Plan:

Fund (Retail Class)	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to Rent & Occupancy, Equipment, Software and Telephone)	Total 12b-1 Expenses for the Period ended 5/31/12

Lifecycle Retirement Income Fund	$19,793	$ 24,659	$ 1,747	$ 5,852	$ 7,616	$ 59,667
Managed Allocation Fund	370,824	461,988	32,733	109,642	142,694	1,117,881
Lifestyle Income Fund	1,709	2,129	151	505	656	5,150
Lifestyle Conservative Fund	1,894	2,360	167	560	729	5,710
Lifestyle Moderate Fund	1,977	2,464	175	585	760	5,961
Lifestyle Growth Fund	1,926	2,399	170	569	742	5,806
Lifestyle Aggressive Growth Fund	1,852	2,307	163	547	713	5,582

          For the fiscal period ended May 31, 2012, the table below reflects the net amount of 12b-1 fees paid by Premier Class shares of each Lifecycle Fund, Lifecycle Index Fund and Lifestyle Funds under the Premier Class Plan:

Fund (Premier Class)	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to Rent & Occupancy, Equipment, Software and Telephone)	Total 12b-1 Expenses for the Period ended 5/31/12

Lifecycle Retirement Income Fund	$ 1,136	$—	$ 3,890	$ 4,880	$ 2,118	$ 12,024
Lifecycle 2010 Fund	10,711	—	36,684	46,013	19,969	113,377
Lifecycle 2015 Fund	15,658	—	53,630	67,268	29,196	165,752
Lifecycle 2020 Fund	19,788	—	67,775	85,011	36,896	209,470
Lifecycle 2025 Fund	19,074	—	65,327	81,941	35,563	201,905
Lifecycle 2030 Fund	19,252	—	65,937	82,705	35,895	203,789
Lifecycle 2035 Fund	19,131	—	65,523	82,186	35,670	202,510
Lifecycle 2040 Fund	26,717	—	91,506	114,777	49,814	282,814
Lifecycle 2045 Fund	3,523	—	12,068	15,137	6,569	37,297
Lifecycle 2050 Fund	1,809	—	6,197	7,773	3,374	19,153
Lifecycle 2055 Fund	149	—	510	639	277	1,575
Lifecycle Index Retirement Fund	324	—	1,111	1,393	605	3,433

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information    B-41

Fund (Premier Class)	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to Rent & Occupancy, Equipment, Software and Telephone)	Total 12b-1 Expenses for the Period ended 5/13/12

Lifecycle Index 2010 Fund	$1,801	$—	$ 6,170	$ 7,739	$3,359	$19,069
Lifecycle Index 2015 Fund	2,160	—	7,397	9,279	4,027	22,863
Lifecycle Index 2020 Fund	3,599	—	12,327	15,462	6,711	38,099
Lifecycle Index 2025 Fund	2,326	—	7,968	9,994	4,338	24,626
Lifecycle Index 2030 Fund	2,976	—	10,192	12,783	5,548	31,499
Lifecycle Index 2035 Fund	1,789	—	6,128	7,686	3,335	18,938
Lifecycle Index 2040 Fund	2,120	—	7,262	9,109	3,954	22,445
Lifecycle Index 2045 Fund	843	—	2,889	3,624	1,573	8,929
Lifecycle Index 2050 Fund	423	—	1,448	1,816	788	4,475
Lifecycle Index 2055 Fund	136	—	466	584	254	1,440
Lifestyle Income Fund	69	—	238	298	130	735
Lifestyle Conservative Fund	77	—	264	331	144	816
Lifestyle Moderate Fund	71	—	243	305	132	751
Lifestyle Growth Fund	72	—	246	309	134	761
Lifestyle Agg Growth Fund	72	—	247	310	136	765

          Amounts paid to TPIS by any class of shares of a Fund will not be used to pay the expenses incurred or fees accrued with respect to any other class of shares of that Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by the Board. From time to time, a Fund may participate in joint distribution activities with other mutual funds and the costs of those activities that are not otherwise directly attributable to a particular Fund will be borne by each Fund in proportion to the relative NAV of the participating Fund.

          Each Plan has been approved by a majority of the trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Plan (the “Independent Trustees”), by votes cast in person at meetings called for the purpose of voting on such Plans. In adopting each Plan, the trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the Fund’s Retirement Class shares, Premier Class shares or Retail Class shares, respectively.

          Pursuant to each Plan, at least quarterly, TPIS provides the Board with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Board reviews these reports on a quarterly basis.

          One of the potential benefits of each Plan is that payments to TPIS (and from TPIS to other intermediaries) could lead to increased sales and reduced redemptions of Retirement Class, Retail Class and Premier Class shares, respectively, which could assist a Fund in achieving scale and contribute to the Fund’s longer-term viability. Furthermore, the investment management of a Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio management team to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

          Each Plan provides that it continues in effect only so long as its continuance is approved at least annually by a majority of both the trustees and the Independent Trustees. Each Plan provides that it may be terminated without penalty with respect to a Fund at any time: (a) by vote of a majority of the Independent Trustees; (b) by a vote of a majority of the votes attributable to a

Fund’s Retirement Class shares, Retail Class shares or Premier Class shares (as applicable). Each Plan further provides that it may not be amended to increase materially the maximum amount of the fees specified therein with respect to a Fund without the approval of a majority of the votes attributable to Retirement Class, Retail Class or Premier Class shares of the Fund, respectively. In addition, each Plan provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of both the trustees and the Independent Trustees with respect to the applicable Fund or Class. The holders of Retirement Class shares, Retail Class shares and Premier Class shares of each Fund have respective exclusive voting rights with respect to the application of the Plan applicable to the respective share class of each Fund.

INDEMNIFICATION OF SHAREHOLDERS

          Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case shareholders of the Trust could possibly be subject to personal liability.

          To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (ii) provides for the indemnification out of property of the Trust of any shareholders held personally liable for any obligations of the Trust or any series of the Trust, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder of a series of the Trust incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a

B-42    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DSTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of a series of the Trust is remote.

INDEMNIFICATION OF TRUSTEES

          The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

LIMITATION OF FUND LIABILITY

          All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the trustees, officers, agents, nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

          Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect trustees or for other purposes, although the Trust may do so periodically. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect trustees to fill any existing vacancies on the Board if, at any time, fewer than 50% of the trustees holding office were elected by the shareholders of the Trust. The Trust may also hold special meetings to change fundamental policies, approve a management agreement, or for other purposes. The Funds will mail proxy materials to shareholders for these meetings, and the Trust encourages shareholders who cannot attend to vote by proxy.

          Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the net asset value represented by the outstanding shares of the Trust may elect all of the trustees, in which case the holders of the remaining shares would not be able to elect any trustees. Shareholders are entitled to one vote for each dollar of net asset value they own, so that the number of votes a shareholder has is determined by multiplying the number of shares of each Fund held times the net asset value per share of the applicable Fund.

SHARES

          The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Funds. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Fund’s investment portfolios.

          Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

ADDITIONAL FUNDS OR CLASSES

          Pursuant to the Declaration of Trust, the trustees may establish additional Funds (technically “series” of shares) or “classes” of shares in the Trust without shareholder approval. The establishment of additional Funds or classes would not affect the interests of current shareholders in the existing Funds.

DIVIDENDS AND DISTRIBUTIONS

          Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the trustees. In the event of the liquidation or dissolution of the Trust as a whole or any individual Fund, shares of the affected Fund are entitled to receive their proportionate share of the assets that are attributable to such shares and which are available for distribution as the trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable.

PRICING OF SHARES

          The share price of each Fund and Underlying Fund is determined based on the Fund’s NAV, and the assets of each Fund consist primarily of shares of the Underlying Funds. Therefore, the prices of Fund shares are primarily determined based on the NAVs per share of the Underlying Funds. The assets of each Underlying Fund are valued as of the close of each valuation day in the following manner:

INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE

          Underlying Fund investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

EQUITY SECURITIES

          Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (usually 4:00 p.m. Eastern Time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. For securities traded on NAS-DAQ, the official closing price quoted by NASDAQ for that security is used. Equity securities that are traded on neither a national securities exchange nor on NASDAQ are valued at the last sale price at the close of business on the New York Stock Exchange, if a last sale price is available, or otherwise at the mean of the closing bid and asked prices. Such an equity security may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees if events materially affecting its value occur between the time its price is determined and the time an Underlying Fund’s NAV is calculated.

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FOREIGN INVESTMENTS

          Underlying Fund investments traded on a foreign exchange or in foreign markets are valued at the last sale price or official closing price reported on the local exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the Underlying Fund’s NAV. If events affecting the value of foreign investments occur between the time their share price is determined and the time when an Underlying Fund’s NAV is calculated, such investments will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For these securities, the Underlying Fund uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

DEBT SECURITIES

          Debt securities (excluding money market instruments) with remaining maturities of more than 60 days for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). These values will be derived utilizing an independent pricing service, except when it is believed that the prices do not accurately reflect the security’s fair value.

          Values for money market instruments (other than those in the Money Market Fund) with maturities of more than 60 days are valued in the same manner as debt securities stated in the preceding paragraph, or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

Debt securities with remaining maturities of 60 days or less generally are valued using their amortized cost.
All debt securities may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees.

SPECIAL VALUATION PROCEDURES FOR THE UNDERLYING MONEY MARKET FUND

          For the Underlying Money Market Fund, all of its assets are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board has determined that such valuation is in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund that uses available market quotations to value all of its securities.

          The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Underlying Money Market Fund’s investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates by more than ½ of one percent from $1.00 per share. In the event such deviation should exceed ½ of one percent, the Board of Trustees will promptly consider initiating corrective action. If the Board of Trustees believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Underlying Money Market Fund’s net asset value might still decline.

OPTIONS AND FUTURES

          Portfolio investments underlying options are valued as described above. Stock options written by an Underlying Fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of an Underlying Fund’s net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

          For example, when an Underlying Fund writes a call option, the amount of the premium is included in the Fund’s assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Underlying Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Underlying Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

          A premium paid on the purchase of a put will be deducted from an Underlying Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current

B-44    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE

          Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For more information about the Funds’ fair value pricing procedures, see “Calculating Share Price” in the Prospectuses.

TAX STATUS

          The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

          This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions, broker-dealers, foreign corporations and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

          YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

          Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has or will elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and intends to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Fund to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

          Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

          A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities that, with respect to any one issuer, do not represent more than 5% of the value of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer; or more than 10% of a PTP’s equity securities and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or business, or the securities of one or more PTPs. If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income would be subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders would generally constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

EQUALIZATION ACCOUNTING

          Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

DISTRIBUTIONS TO AVOID FEDERAL EXCISE TAX

          A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98.2% of its capital gain net income for the twelve months ended on October 31 of that calendar year, and (3) any ordinary income or

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-45

net capital gain income not distributed or taxed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each Fund must make (and the Trust intends that each will make) the foregoing distributions.

CAPITAL LOSS CARRYFORWARDS

          As of May 31, 2012, the following Funds have capital loss “carryforwards” as indicated in the table below. To the extent provided in the Code and Regulations there-under, a Fund may carry forward capital losses to offset realized capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

          Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund in prior years, the use of capital losses and capital loss carryforwards in future fiscal years for the Fund may be subject to limitations under the Code and Regulations thereunder.

Date of Expiration

Fund	5/31/18

Lifecycle 2050 Fund	$416,334
Managed Allocation Fund	16,251,619

          Under the Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

INVESTMENTS IN FOREIGN SECURITIES

          Investment income received from sources within foreign countries, or capital gains earned by a Fund or an Underlying Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Funds intend to operate so as to qualify for applicable treaty-reduced rates of tax.

          If a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, then the Fund or Underlying Funds may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes that can be treated as income taxes under U.S. income tax principles) as paid by its shareholders. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which such an election is made, the Trust will report to the shareholders of the Funds, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Certain limitations based on the unique tax situation of a shareholder may apply to limit the extent to which the credit or the deduction for foreign taxes may be claimed by such shareholder.

          If a Fund or an Underlying Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.

          The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

          Foreign exchange gains and losses realized by a Fund or an Underlying Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future United States Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

INVESTMENTS WITH ORIGINAL ISSUE DISCOUNT

          Each Fund or an Underlying Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may

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have to leverage itself by borrowing the cash, to satisfy distribution requirements.

OPTIONS, FUTURES, AND SWAPS

          A Fund or Underlying Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification as a regulated investment company, each Fund seeks to monitor its transactions, seeks to make the appropriate tax elections and seeks to make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

          The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund or an Underlying Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions. Among other things, there is uncertainty concerning when income or loss is recognized for tax purposes and whether such income or loss is capital or ordinary. In addition, the application of the diversification tests described above with respect to such instruments is uncertain. As a result, any Fund investing in these instruments may limit and/or manage its holdings of these instruments in order to avoid disqualification of the Fund as a regulated investment company and to minimize the potential negative tax consequences to the Fund from a successful challenge by the IRS with respect to the Fund’s treatment of these instruments.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.

          Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

DISTRIBUTIONS

          Distributions of a Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund’s net capital gain properly designated by the Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in a Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

          At the Trust’s option, the Trust may cause a Fund to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his, her or its shares. Since the Trust expects a Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gains. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gains should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his, her or its behalf. In the event the Funds choose this option, they must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

          Any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

BUYING A DIVIDEND

          An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. In addition, an investor should be aware that, at the time the investor purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed

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taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

QUALIFIED DIVIDEND INCOME

          Individual shareholders may be eligible to treat a portion of a Fund’s ordinary income dividends as “qualified dividend income” that is subject to tax at the same reduced maximum rates applicable to long-term capital gains. Corporations are not eligible for the reduced maximum rates on qualified dividend income. The Trust must designate the portion of any of its distributions by a Fund that are eligible to be treated as qualified dividend income in a written notice within 60 days of the close of the relevant taxable year. In general, the maximum amount of distributions by a Fund that may be designated as qualified dividend income for that taxable year is the total amount of qualified dividend income received by that Fund during such year. If the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualified dividend income. A Fund may receive qualified dividend income to the extent it receives qualifying distributions from Underlying Funds and meets certain holding period requirements with respect to the Underlying Fund. In order to constitute qualified dividend income to an Underlying Fund, a dividend must be received from a U.S. domestic corporation (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) or a qualified foreign corporation. In addition, the dividend must be paid in respect of the stock that has been held by the Underlying Fund, for federal income tax purposes, for at least 61 days during the 121-day period that begins 60 days before the stock becomes ex-dividend. In order to be eligible to treat a dividend from a Fund as qualified dividend income, individual shareholders must also meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. These special rules relating to qualified dividend income apply to taxable years beginning before January 1, 2013. Without additional Congressional action, all of the Funds’ ordinary income dividends for taxable years beginning on or after such date will be subject to taxation at ordinary income rates.

DIVIDENDS-RECEIVED DEDUCTION

          The Trust’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends-received deduction to the extent that the Trust has received qualifying dividend income from Underlying Funds during the taxable year. Capital gain dividends distributed by the Trust are not eligible for the dividends-received deduction. In order to constitute a qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Funds, for federal income tax purposes, for at least 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). The Trust must also designate the portion of any distribution that is eligible for the dividends-received deduction in a written notice within 60 days of the close of the relevant taxable year. In addition, in order to be eligible to claim the dividends-received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends-received deduction it would otherwise be eligible to claim. The entire qualifying dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

GAINS AND LOSSES ON REDEMPTIONS

          A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his, her or its shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his, her or its shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

          In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a fund sells his, her or its shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his, her or its basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will

B-48    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

increase the adjusted basis of the shares of the Fund subsequently acquired.

          Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first in/first out (FIFO), or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by theses new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

          For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

LONG-TERM CAPITAL GAINS

          In general, individual shareholders currently are subject to a maximum federal income tax rate of 15% (or 0% in the case of individual investors who are in the 10% or 15% tax bracket) on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares), while other income may be taxed at rates as high as 35%. These maximum rates on long-term capital gains apply to taxable years beginning prior to January 1, 2013. Without additional Congressional action, the maximum rate of tax on long-term capital gains for taxable years beginning on or after such date will be 20% (or 10% in the case of individual investors who are in the 10% or 15% tax bracket). Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ.

DEDUCTION OF CAPITAL LOSSES

          Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

REPORTS TO SHAREHOLDERS

          The Funds send to each of their shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.

BACKUP WITHHOLDING

          The Trust may be required to withhold U.S. federal income tax (“backup withholding”) from all distributions payable to: (1) any shareholder who fails to furnish the Funds with a correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder who is identified by the IRS in a notice to the Funds as having failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.

SHARES HELD IN CERTAIN CUSTODY ACCOUNTS

          Shares held in custody accounts as permitted by Code Sections 403(b)(7) and 408 (IRAs) are subject to special tax treatment. The federal income tax on earnings in such accounts is deferred, and there are restrictions on the amounts that can be distributed from such accounts without adverse federal income tax consequences for investors in such accounts. Distributions from such accounts may be subject to taxation as ordinary income in the year distributed and investors in such accounts may have to pay a penalty tax for certain distributions. Shareholders invested through such accounts should consult their tax adviser or TIAA-CREF for more information.

BROKERAGE ALLOCATION

          Each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer—the Underlying Funds. As such, the Funds incur minimal brokerage commissions but do incur commissions on certain instruments such as ETFs. The aggregate amounts of brokerage commissions paid by the Funds for the fiscal year ended May 31, 2012 were as follows:

Fund	Commissions

Lifecycle Retirement Income Fund	$103.44
Lifecycle 2010 Fund	$–
Lifecycle 2015 Fund	$–
Lifecycle 2020 Fund	$–
Lifecycle 2025 Fund	$–
Lifecycle 2030 Fund	$–
Lifecycle 2035 Fund	$–
Lifecycle 2040 Fund	$–
Lifecycle 2045 Fund	$916.26
Lifecycle 2050 Fund	$99.90
Lifecycle 2055 Fund	$215.17
Lifecycle Index Retirement Income Fund	$50.24
Lifecycle Index 2010 Fund	$145.19

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-49

Fund	Commissions

Lifecycle Index 2015 Fund	$65.02
Lifecycle Index 2020 Fund	$–
Lifecycle Index 2025 Fund	$131.09
Lifecycle Index 2030 Fund	$204.61
Lifecycle Index 2035 Fund	$1,308.59
Lifecycle Index 2040 Fund	$1,706.47
Lifecycle Index 2045 Fund	$770.54
Lifecycle Index 2050 Fund	$577.22
Lifecycle Index 2055 Fund	$9.60
Lifestyle Income Fund	$3.02
Lifestyle Conservative Fund	$59.91
Lifestyle Moderate Fund	$72.34
Lifestyle Growth Fund	$31.14
Lifestyle Aggressive Growth Fund	$–
Managed Allocation Fund	$–

          The following table shows the aggregate amount of brokerage commissions paid by the Funds to firms that provided research services in fiscal year ended May 31, 2012. Note that the provision of research services was not necessarily a factor in the placement of business with these firms.

Lifecycle Index Retirement Income Fund	$ 14.21

          Advisors is responsible for decisions to buy and sell securities for the Underlying Funds as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. Advisors may consider other factors, including, among others, the broker’s reputation, specialized expertise, special capabilities or efficiency. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of more than one Underlying Fund, it may, consistent with its fiduciary obligations, aggregate the securities to be sold or purchased. When Advisors deems the purchase or sale of a security to be in the best interests of an Underlying Fund, its personnel also may, consistent with their fiduciary obligations, decide to either buy or sell a particular security for the Underlying Fund at the same time as for other funds it may be managing, or that may be managed by its affiliate, Investment Management, another investment adviser subsidiary of TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

          Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio or the portfolios of other clients.

Advisors may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. When doing so, Advisors will determine in good faith that the commissions negotiated are reasonable in relation to the value of the brokerage and research provided by the broker viewed in terms of either that particular transaction or of the overall responsibilities of Advisors to the Underlying Funds and its other clients. In reaching this determination, Advisors will not necessarily place a specific dollar value on the brokerage or research services provided nor determine what portion of the broker’s compensation should be related to those services.

          Research or services obtained for one Underlying Fund may be used by Advisors in managing other Underlying Funds and other investment company clients and advisory clients of Advisors. Research or services obtained for the Trust also may be used by personnel of Advisors in managing other investment company accounts, or by Investment Management for the CREF accounts.

Information about the amounts of commissions paid by the Underlying Funds is included in the SAI for the Underlying Funds.

DIRECTED BROKERAGE

          In accordance with the 1940 Act, as amended, the Funds and Underlying Funds have adopted a policy prohibiting them to compensate brokers or dealers for the sale or promotion of Fund shares by the direction of portfolio securities transactions for the Funds to such brokers or dealers. In addition, Advisors has instituted policies and procedures so that Advisors’ personnel do not violate this policy of the Underlying Funds.

LEGAL MATTERS

          All matters of applicable state law pertaining to the Funds have been passed upon by Jonathan Feigelson, Senior Managing Director, General Counsel of the Trust (and TIAA and CREF). Dechert LLP serves as legal counsel to the Funds and has provided advice to the Funds related to certain matters under the federal securities laws.

EXPERTS

          The financial statements for the fiscal period ended May 31, 2012 incorporated by reference in this Statement of Additional Information have been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, as stated in their report appearing therein and have been so incorporated in reliance on the report of such firm given on its authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

          The audited financial statements of the Funds are incorporated herein by reference to the Trust’s report on Form N-CSR for the fiscal period ended May 31, 2012 which contains the Funds’ Annual Report. These financial statements have been filed with the SEC and the report has been provided to all shareholders. The Funds will furnish you, without charge, another copy of the Annual Report on request.

B-50    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

APPENDIX A: TIAA-CREF POLICY STATEMENT ON CORPORATE GOVERNANCE

I. INTRODUCTION

Purpose and Applicability of Policy Statement

          The purpose of this document, including the proxy voting guidelines in Appendix A (the “Policy Statement”), is for Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF) to inform our clients, participants and shareholders, portfolio companies, stakeholders and other institutional investors about the corporate governance and social responsibility practices we expect of our portfolio companies. The principles and guidelines herein disclose how we generally vote proxies of portfolio companies. Additionally, this Policy Statement is intended to serve as a basis for dialogue with boards of directors and senior managers.

          The policies and principles herein apply to publicly-traded operating companies and may not be directly applicable to open-end investment companies or privately-held entities. Although many of the specific policies relate primarily to companies incorporated in the United States, the underlying principles apply to all public companies in which TIAA-CREF invests throughout the world. Although TIAA is not a publicly-traded company, to the extent practicable, TIAA’s internal governance practices are guided by the policies and principles articulated herein.

Why We Focus on Corporate Governance

          TIAA-CREF is an institutional investor whose mission is to help those in the academic, medical, cultural, research and government fields plan to and through retirement. We do this with a full array of financial products and services to help our participants and shareholders achieve lifetime financial security. Our clients expect us to be stewards of their savings and to help provide for their financial security.

          We believe that good governance practices and responsible corporate behavior contribute to the long-term performance of public companies and are critical to well-functioning securities markets. We also believe that strong corporate governance helps reduce investment risk and ensures that shareholder capital is used effectively.

          Institutional investors are the constituency whose interests are best aligned with stable and growing markets because of their long-term orientation. Furthermore, long-term investors have among the most to lose if markets deteriorate and asset prices fall.

          Accordingly, we believe it is in our participants’ and shareholders’ economic interest to promote good corporate governance and to monitor and engage with portfolio companies on issues that may affect their long-term, sustainable profits.

          For over forty years TIAA-CREF has advocated the merits of involved owners working to improve corporate governance. In the 1970s and 1980s, TIAA-CREF took a leadership role in opposing abusive antitakeover provisions and management entrenchment devices such as dead-hand poison pills. We were also one of the first institutional investors to engage in dialogue with portfolio companies on social responsibility issues such as automotive safety in the United States and apartheid policies in

South Africa. In the 1990s and 2000s, TIAA-CREF continued to strengthen its commitment to responsible investing and good corporate citizenship, including the establishment of the CREF Social Choice Account and other socially screened investment products that give special consideration to social concerns. Additionally, TIAA-CREF focused on influencing companies to adopt best-in-class governance practices and disclosures related to director elections, board structure and compensation.

          The repeated corporate crises of the last decade (such as options-back dating and other accounting-related fraud, instances of egregious compensation practices connected with poor performance, and most recently, the meltdown of the global financial sector) have highlighted the need for market participants and shareholders to re-commit to practices and behaviors that promote the long-term, sustainable health of our economy. We believe it is important that issuers and shareholders act responsibly to restore and maintain public trust and confidence in the governance of our public corporations.

          In this light, we have revised this sixth edition of the Policy Statement to reflect current developments in corporate governance, social and environmental policies, the convergence of best practices across global markets, and enhanced shareholder rights and responsibilities recently granted by the U.S. Securities and Exchange Commission, Congress, and other foreign governments and regulators. Our policies continue to respect the province of boards and management to run the company while safeguarding our rights as shareholders.

The Policy Statement is reviewed periodically and is subject to amendment. The latest edition of the Policy Statement incorporating any amendments is posted on our website (www.tiaa-cref.org).

II. TIAA-CREF’S CORPORATE GOVERNANCE PROGRAM

A. Introduction

          The TIAA and TIAA-CREF Funds Boards have delegated oversight of TIAA-CREF’s corporate governance program, including oversight of management’s development and establishment of portfolio company governance policies, to the TIAA and TIAA-CREF Funds Committees on Corporate Governance and Social Responsibility (separate committees of the TIAA board and the boards of TIAA-CREF affiliated investment companies that meet jointly and are composed entirely of independent trustees, but that vote separately on matters presented to them for approval).

          TIAA-CREF’s corporate governance program is administered by a staff of professionals within the Corporate Governance Group who work collaboratively with the Asset Management Group and other internal stakeholders.

B. Governance Activities

          1. Proxy Voting

          Proxy voting is a key component of TIAA-CREF’s oversight and engagement program. It is one of our primary methods for exercising our shareholder rights and influencing the behavior of portfolio companies. TIAA-CREF commits substantial resources to making informed voting decisions in furtherance of our mission. All of our voting decisions are made in the best interest of our participants and shareholders.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-51

          TIAA-CREF’s voting policies, as described in this Policy Statement, are implemented on a case-by-case basis by the staff of our Corporate Governance Group. The staff relies on its professional judgment informed by proprietary research, reports provided by a variety of third-party research providers, consultation with our Asset Management Group and our trustees or a committee thereof. Annual disclosure of our proxy votes is available on our website and on the website of the Securities and Exchange Commission.

          2. Engagement

          Our preference is to engage privately with portfolio companies when we perceive shortcomings in their governance or environmental and social policies and practices that we believe impacts their performance. This strategy of “quiet diplomacy” reflects our belief and past experience that informed dialogue with board members and senior executives, rather than public confrontation, will most likely lead to a mutually productive outcome.

          We target portfolio companies for engagement based on research and evaluation of their governance and performance. Governance reviews are supplemented by an analysis of each company’s financial condition and risk profile conducted in conjunction with our Asset Management Group.

          In prioritizing issues for engagement, we take into account their materiality, their potential impact on TIAA-CREF’s investment performance, their relevance to the marketplace, the level of public interest, the applicability of our policies and the views of TIAA-CREF’s participants and shareholders and institutional clients.

          As noted, our preference is for constructive engagement strategies that can utilize private communication, minimize confrontation and attain a negotiated settlement. While quiet diplomacy remains our core strategy, particularly for domestic companies, TIAA-CREF’s engagement program involves many different activities and initiatives. Engagement may include the following activities:

•	submitting shareholder resolutions
•	withholding or voting against one or more directors
•	requesting other investors to support our initiatives
•	engaging in collaborative action with other investors
•	engaging in public dialogue and commentary
•	supporting an election contest or change of control transaction
•	conducting a proxy solicitation
•	seeking regulatory or legislative relief
•	commencing or supporting litigation
•	pursuing other enforcement or compliance remedies

          TIAA-CREF is committed to engagement with companies and will only consider divesting from a security in the rarest of circumstances. As a matter of general investment policy, we may consider divesting or underweighting a company’s stock from our accounts in cases where we conclude that the financial or reputational risks from a company’s policies or activities are so great that continued ownership of its stock is no longer prudent.

          Our policy of engagement over divestment is a matter of principle that is based on several considerations: (i) divestment would eliminate our standing and rights as a shareholder and foreclose further engagement; (ii) divestment would be likely to have negligible impact on portfolio companies or the market;

(iii) divestment could result in increased costs and short-term losses; and (iv) divestment could compromise our investment strategies and negatively affect our performance. For these reasons, we believe that divestment does not offer TIAA-CREF an optimal strategy for changing the policies and practices of portfolio companies, nor is it the best means to produce long-term value for our participants and shareholders.

          3. Thought Leadership

          In addition to proxy voting and engagement, which are actions targeted at specific companies, TIAA-CREF believes that it is important to participate in the creation, development and implementation of ideas and practices surrounding corporate governance and social responsibility in order to influence the broadest constituency possible. While the following list of activities is not necessarily exhaustive, it provides an overview of the variety of ways we participate in the corporate governance and social responsibility community.

1.

TIAA-CREF periodically publishes its policies on corporate governance, shareholder rights, social responsibility and related issues. These policies inform portfolio companies and provide the basis for our engagement activities.

2.	TIAA-CREF participates in the public debate over issues of corporate governance and responsible corporate behavior in domestic and international markets.
3.

TIAA-CREF participates in membership organizations and professional associations that seek to promote good corporate governance, protect shareholder rights and advance social responsibility. We also participate in related conferences and symposia in order to actively contribute to the development of the emerging corporate governance and social responsibility best practices.

4.

TIAA-CREF sponsors research, hosts conferences and works with regulators, legislators, self-regulatory organizations, and other institutional investors to educate the business community and the investing public about governance, shareholder rights and social responsibility.

5.	TIAA-CREF submits written comments on regulatory proposals and testifies before various governmental bodies, administrative agencies and self-regulatory organizations.
6.

TIAA-CREF routinely engages with professional service providers (e.g., law, executive recruiting, executive compensation and accounting firms) in order to share knowledge and influence the professionals who advise our portfolio companies on important issues.

          4. International Corporate Governance

          With a substantial share of our assets invested in equities of companies listed on foreign markets and with international holdings in over 50 countries, TIAA-CREF is recognized as one of the most influential investors in the world. We have a long history of acting on behalf of our participants and shareholders to improve corporate governance standards globally. Our international governance activities, like our domestic program, are designed to protect our investments, reduce risk and increase shareholder value. We focus our governance efforts in those foreign markets where we currently have, or expect to have in the future, significant levels of capital at risk.

B-52    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

          Our international corporate governance program consists of: (i) selective direct engagement with foreign portfolio companies; (ii) selective collaborative engagement with other institutional investors based in foreign markets; (iii) engagement and dialogue with foreign regulators, legislators and industry groups, and (iv) active participation in global corporate governance organizations.

          In addition to maintaining a leadership role as an advocate for shareholder rights and good governance globally, TIAA-CREF is committed to using our best efforts to vote our shares in international companies. Our staff is familiar with voting procedures in every country where we invest and we stay abreast of new developments occurring in those markets. Additionally, we promote reforms needed to eliminate cross-border voting inefficiencies and to improve the mechanics of proxy voting globally.

          TIAA-CREF has endorsed many of the governance standards of international associations and shareholder organizations. We agree with the widely-held view that the harmonization of international governance principles and standards of best practice is essential to achieve efficiency in the global capital markets. Accordingly, our governance initiatives in many non-U.S. markets with less developed corporate governance practices seek to deal with the following problems:

•	Robust shareholder rights, basic governance standards of board accountability and independence, full and timely disclosure and financial transparency are in many cases still only aspirational.
•	Legal and regulatory systems are still underdeveloped and means of enforcement can often be lacking.
•	Listed companies dominated by controlling shareholders often blend characteristics of private and public companies; giving management and insiders too much power and minority shareholders too little.
•	Foreign governments retain ownership in many local listed companies and exercise special powers that interfere with capital market efficiency.
•	Foreign banks often hold large blocks of shares within the companies they do business that can create conflicts of interest.
•	Ambivalence about shareholder engagement, control contests and takeover bids undermines management accountability and market vitality.
•	Policies and internal systems designed to avoid bribery and corruption are underdeveloped or non existent.

III. SHAREHOLDERS RIGHTS AND RESPONSIBILITIES

A. Introduction

          TIAA-CREF recognizes that the laws, practices and customs governing company and shareholder interactions continue to vary across the globe despite recent harmonization efforts. However, we believe there are certain shareholder rights that should be respected by all publicly-traded operating companies regardless of their domicile. Similarly, shareholders also have a duty to exercise their rights responsibly.

          Below we outline TIAA-CREF’s basic expectations for both companies and shareholders. While in some cases the full adoption of these rights and responsibilities may still be aspirational, we believe these principles should be pursued in the interest of maintaining well-functioning markets.

B. Generally Applicable Shareholder Rights

          As owners of equity securities, shareholders rely primarily on a corporation’s board of directors to protect their interests. Unlike other groups that do business with the corporation (e.g., customers, suppliers and lenders), holders of common stock have no clear contractual protection of their interests. Instead, they place their trust in the directors, whom they elect, and use their right to vote at shareholder meetings to ensure the accountability of the board. We believe that the basic rights and principles set forth below should be guaranteed and should govern the conduct of every publicly-traded company.

1.

Each Director Should Represent All Shareholders. Shareholders should have the right to expect that each director (including directors who are affiliated with either the company or a particular shareholder) is acting in the interest of all shareholders and not that of a particular constituent, special interest group or dominant shareholder.

2.

One Share, One Vote. Generally, shareholders should have the right to vote in proportion to their economic stake in the company. Each share of common stock should have one vote. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights that reduce the proportional representation of larger shareholdings. Companies that do not have a one-share-one-vote structure should periodically asses the efficacy of such a structure and provide shareholders with a rationale for maintaining such a structure.

3.	Financial Equality. All shareholders should receive fair and equal financial treatment. We support measures designed to avoid preferential treatment of any shareholder.
4.

Confidential Voting. Shareholders should be able to cast proxy votes in a confidential manner. Tabulation should be conducted by an Inspector of Election who is independent of management. In a contest for control, it may be appropriate to modify confidentiality provisions in order to ensure the accuracy and fairness of the voting results.

5.

Vote Requirements. The board should not impose super-majority vote requirements, except in unusual cases where necessary to protect the interests of minority shareholders. Abstentions should not be included in the vote tabulation, except for purposes of determining whether a quorum is present. Shareholder votes cast “for” or “against” a proposal should be the only votes counted. The board should not combine or “bundle” disparate issues and present them for a single vote. Shareholders should have the right to vote on each separate and distinct issue.

6.

Authorization and Issuance of Stock. Shareholders should have the right to approve the authorization of shares of common stock and the issuance of shares for corporate purposes in order to ensure that such actions serve a valid purpose and are consistent with shareholder interests.

7.

Antitakeover Provisions. Shareholders should have the right to approve any provisions that alter fundamental shareholder rights and powers. This includes poison pills and other anti-takeover devices. We strongly oppose antitakeover plans that contain “continuing director” or “deferred redemption” provisions limiting the discretion of a future board to redeem the

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-53

plan. We believe that antitakeover measures should be limited by reasonable expiration periods.
8.

Board Communication. Shareholders should have the ability to communicate with the board of directors. Companies should adopt and disclose procedures for shareholders to communicate their views and concerns directly to board members. Applicable regulations aimed at preventing selective disclosure of material non-public information should not be used by boards and management as a shield to meaningful dialogue with shareholders.

9.

Common Language. Annual meeting agendas and disclosure documents should be published in English, the generally accepted language of international business, whenever a company has accessed global capital. Shareholders should not be disenfranchised as a result of language barriers.

10.

Impediments to Voting. Shareholders should be able to vote all their shares without impediments such as share blocking, beneficial owner registration, voting by show of hands, late notification of agenda items or other unreasonable requests. This particularly problematic in many foreign markets.

11.

Vote Confirmation. Shareholders should have the ability to confirm that their votes have been received and tabulated. The proxy voting process involves an extensive network of participants creating a risk that votes submitted by shareholders do not ultimately reach the corporation. Shareholders are devoting an increasing amount of resources to making their voting decisions and should be able to know that they are not being lost in the system.

12.

Robust Disclosure. Shareholders should expect robust disclosure on any item on which they are voting. In order to make informed decisions, shareholders should not be reliant on a third party to gather information from multiple sources. Companies should provide information on director qualifications, independence, affiliations, related party transactions, executive compensation, conflicts of interest and other relevant governance information. Additionally, companies should provide audited financial statements that are acceptable under international governance and accounting standards.

C. Shareholder Responsibilities

          As providers of capital, long-term shareholders have among the most to lose if markets deteriorate and asset prices fall. This is especially true for those institutions who invest on behalf of individuals, such as TIAA-CREF, whose losses can have a broad impact on the general public’s long-term financial security. Therefore, it is critical for such investors to participate as active owners of the companies in which they invest. By acting as responsible investors, long-term shareholders help to protect not only their clients but the capital markets as a whole. We believe that the following principles provide a framework for being a responsible investor.

1.

Exercise Rights Responsibly. Investors should exercise their rights responsibly to ensure companies are well-managed and positioned to drive long-term value. They should vote their shares diligently, recognizing that they are a valuable asset, and an important means to communicate with the company and other shareholders. Investors should not blindly support management, and should dedicate appropriate resources, including senior management, to proxy decisions. Further, investors should carefully and thoughtfully use the shareholder rights granted to them through regulation or the company’s bylaws. Boards and management should not have to continuously expend corporate resources responding to shareholder demands that the average prudent and responsible shareholder would deem frivolous, unreasonable or immaterial to the long-term health of the company.

2.

Hold Boards Accountable. Investors should be willing to take action when they believe the board has not adequately represented their interests. Shareholders should be willing and able to remove directors when they have performed badly or have been unresponsive to less aggressive overtures.

3.

Monitor Performance. Once they have made an investment decision, investors should be prepared to monitor companies and they should develop skills to do so. Monitoring includes discussions with both the board and management in differing ways, and engagement with companies on issues of concern. Shareholders should consider many factors in monitoring companies, including long-term performance, board performance, governance and other policies, strategic direction and leadership. Shareholders also should consider factors of risk, both from a perspective of whether appropriate risks are encouraged, but also monitoring performance in the context of the risk taken to achieve desired returns.

4.

Promote Aligned Compensation. Shareholders should ensure that compensation policies are performance-based, appropriately tailored to meet the company’s circumstances, integrated into and consistent with the business strategy and have a long-term orientation. There are a variety of ways to achieve these objectives. Nevertheless, these strategies should be based on realistic accounting of profits as well as encompass a measurement of risk. Compensation decisions provide one of the better windows into the boardroom, and clearly reflect on the quality of the board, its priorities, its ability to balance competing interests and its independence from management. Shareholders should strive to provide thoughtful feedback to companies through engagement, proxy votes, investor policy statements and advisory votes on compensation.

5.

Defend Integrity of Accounting Standards. Shareholders should take a more active position in defending the integrity of accounting standards. Accounting standards play an important role in our governance system, as the quality of reported information is effectively the life blood of financial markets. The purpose of financial statements should be to transparently represent the true condition of the reporting entity. If a company or industry is volatile or risky, the financial statements should represent this. Investors are otherwise unable to effectively judge risk and allocate capital appropriately.

6.

Increase Communication. Shareholders and boards should work together to develop constructive solutions to the risks posed by governance problems. Communication can be structured or unstructured or formal or informal, but whatever method is used, it should take place as necessary to ensure alignment and understanding of goals.

7.	Encourage Long-Term Orientation. The adoption of a long-term perspective should encourage boards and management to generate policies for sustainable growth and earnings, and

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discourage excessive short-term risk taking. Investors should have discipline in ensuring that they themselves are acting in the long-term interests of their beneficiaries, ranging from dedicating the proper resources to governance and monitoring to ensuring their own reward system is consistent with a long-term strategy.

8.

Strengthen Investors’ Own Governance. Large mutual funds and pension funds hold significant stakes in corporate America and, therefore, have the greatest potential ability to influence corporate policies. However, in order to be credible advocates, they should hold themselves to high standards of governance appropriate for their own operations. Fund governance practices, which understandably differ from governance practices for publicly-traded operating companies in certain respects, still should be examined to ensure that any potential conflicts of interests are properly managed and that fiduciary obligations are met.

9.

Ensure Responsible Securities Lending. Institutional investors must balance their responsibility to be active owners with their duty to generate optimal financial returns for their beneficiaries. Securities lending practices can create a conflict with respect to whether to recall loaned securities in order to vote, or not to recall in order to preserve lending fee revenue. In the U.S., the lack of advance notice of agenda items prior to the record date can further complicate an investor’s securities recall decision. To address these issues, institutional investors should develop new policies or enhance existing ones governing their securities lending and proxy voting practices. The policies should require the investor to conduct an analysis of the relative value of lending fees versus voting rights in any given situation and require a recall of securities when the investor believes the exercise of voting rights may be necessary to maximize the long-term value of its investments despite the loss of lending fee revenue. Further, to the extent practicable and consistent with applicable regulations and existing contractual obligations, the policy should require the investor to monitor its securities lending program.

IV. CORPORATE GOVERNANCE PRINCIPLES

A. Introduction

          TIAA-CREF believes that no matter where a company is located, once it elects to access capital from the public it becomes subject to basic principles of corporate governance. Corporate governance standards must balance two goals—protecting the interests of shareholders while respecting the duty of boards and managers to direct and manage the affairs of the corporation. The corporate governance policies set forth in this Policy Statement seek to ensure board and management accountability, sustain a culture of integrity, contribute to the strength and continuity of corporate leadership and promote the long-term growth and profitability of the business enterprise. At the same time, these policies are designed to safeguard our rights as shareholders and provide an active and vigilant line of defense against fraud, breaches of integrity and abuses of authority.

          Below we present our basic expectations of portfolio companies. While we recognize that companies outside the United States are subject to different laws, standards and customs and are mindful that cultural differences need to be respected, we do not believe this should result in companies failing to comply with the principles presented. Furthermore, we are also mindful that companies face unique situations and that a “one size fits all” approach to corporate governance is not practical. However, when a company chooses to not to adopt a generally accepted governance practice, we expect disclosure explaining why such a decision was appropriate.

B. Expectations of Portfolio Companies

1. The Board of Directors

          The board of directors in their representation of the long-term interest of shareholders is responsible for, among other things: (i) overseeing the development of the corporation’s long-term business strategy and monitoring its implementation; (ii) assuring the corporation’s financial integrity; (iii) developing compensation and succession planning policies; (iv) setting the ethical tone for the company; and (v) ensuring management accountability.

          To fulfill these responsibilities, the board must establish good governance policies and practices. Good governance is essential to the board’s fulfillment of its duties of care and loyalty. Shareholders in turn are obligated to monitor the board’s activities and hold directors accountable for the fulfillment of their duties.

TIAA-CREF has adopted the following principles for board structure and process:

Board Membership

1.

Director Independence. The board should be composed of a substantial majority of independent directors. A periodic examination of all relevant information should be conducted to ensure compliance with this policy. TIAA-CREF has long advocated for director independence, which is now widely accepted as the keystone of good corporate governance. The definition of independence should not be limited to stock exchange listing standards. At a minimum, we believe that to be independent a director and his or her immediate family members should have neither present or recent employment with the company, nor any substantial connection of a personal or financial nature other than ownership of equity in the company. Boards should be mindful that personal or business relationships, even without a financial component, can compromise independence. Any director who a disinterested observer would reasonably consider to have a “substantial” relationship with the company should not be considered independent. Independence requirements should be interpreted broadly to ensure there is no conflict of interest, in fact or in appearance, that might compromise a director’s objectivity and loyalty to shareholders.

2.	Director Election. As discussed in more detail below, TIAA-CREF believes that a company’s charter or bylaws should dictate that directors be elected annually by a majority of votes cast.
3.

Director Compensation. Directors should have a direct, personal and meaningful investment in the common stock of the company. We believe that stock ownership helps align board members’ interests with those of shareholders. Director compensation programs should include a balanced mix of cash and equity and be structured to encourage a long-term perspective.

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4.

Disclosure of Monetary Arrangements. Any monetary arrangements between the company and directors outside normal board activities should be approved by the board and disclosed to shareholders. Such monetary arrangements are generally discouraged, as they may compromise a director’s independence.

5.

Other Commitments. Prior to nominating directors, the nominating and governance committee should ensure that directors are able to devote the necessary time and energy to fulfill their board responsibilities. Considerations should include, current employment responsibilities, other board and committee commitments and the travel required to attend board meetings in person.

6.

Director Education. Companies should encourage directors to attend education programs offered by the company as well as those offered externally. After an orientation program to acclimate new directors to the company’s operations and culture, directors should also receive continued training to increase their knowledge and understanding of the company’s businesses and operations. They should enroll in education programs to improve their industry-specific knowledge and understanding of their responsibilities.

Director Elections

TIAA-CREF has adopted the following policy on director elections:
1.	Directors should be elected annually by a majority rather than a plurality of votes cast.*
2.	In the election of directors, shareholders should have the right to vote “for,” “against,” or “abstain.”
3.	In any election where there are more candidates on the proxy than seats to be filled, directors should be elected by a plurality of votes cast.*
4.

Any incumbent candidate in an uncontested election who fails to receive a majority of votes cast should be required to tender an irrevocable letter of resignation to the board. The board should decide promptly whether to accept the resignation or to seat the incumbent candidate and should disclose the reasons for its decision.

5.	Amendments to a company’s director election standards should be subject to a majority vote of shareholders.
* Votes cast should include “withholds.” Votes cast should not include “abstains,” except that “abstains” should be counted as present for quorum.

Director Nomination

1.

Director Retirement Policy. Although TIAA-CREF does not support arbitrary limits on the length of director service, we believe boards should establish a formal director retirement policy. A director retirement policy can contribute to board stability, vitality and renewal.

2.

Director Qualifications. The board should be composed of individuals who can contribute expertise and judgment, based on their professional qualifications and business experience. The board should reflect a diversity of background and experience. All directors serving on the audit committee should be financially literate and at least one director should qualify as a financial expert. All directors should be prepared to devote substantial time and effort to board duties, taking into account their other professional responsibilities and board memberships.
3.

Shareholder Nominations. Boards should establish and disclose the process by which shareholders can submit nominations to be considered by the board. If the nomination is not accepted, the board should communicate to that shareholder a reason for not accepting the nomination.

4.

Proxy Access. TIAA-CREF believes that shareholders should have the right to place their director nominees on the company’s proxy and ballot in accordance with applicable law, or absent such law if reasonable conditions are met. The board should not take actions designed to prevent the full execution of this right.

Board Responsibilities

1.

Monitoring and Oversight. In fulfilling its duty to monitor the management of the corporate enterprise, the board should: (i) be a model of integrity and inspire a culture of responsible behavior and high ethical standards; (ii) ensure that corporate resources are used only for appropriate business purposes; (iii) mandate strong internal controls, avoid conflicts of interest, promote fiscal accountability and ensure compliance with applicable laws and regulations; (iv) implement procedures to ensure that the board is promptly informed of any violations of corporate standards; (v) through the Audit Committee, engage directly in the selection and oversight of the corporation’s external audit firm; and (vi) develop, disclose and enforce a clear and meaningful set of corporate governance principles.

2.

Strategic Business Planning. The board should participate with management in the development of the company’s strategic business plan and should engage in a comprehensive review of strategy with management at least annually. The board should monitor the company’s performance and strategic direction, while holding management responsible for implementing the strategic plan.

3.

CEO Selection, Evaluation and Succession Planning. One of the board’s most important responsibilities is the selection, development and evaluation of executive leadership. Strong, stable leadership with proper values is critical to the success of the corporate enterprise. The board should continuously monitor and evaluate the performance of the CEO and senior executives, and should oversee a succession plan for executive management. The board should disclose the succession planning process generally.

4.

Equity Policy. The board should develop an equity policy that determines the proportion of the company’s stock to be made available for compensation and other purposes. The policy should establish clear limits on the number of shares to be used for options and other forms of equity grants. The policy should set forth the goals of equity compensation and their links to performance.

Board Operation

1.	Board Size. The board should be large enough to provide expertise and diversity and allow key committees to be staffed with independent directors, but small enough to

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encourage collegial deliberation with the active participation of all members.
2.

Executive Sessions. The full board and each board committee should hold regular executive sessions at which only independent directors are present. Executive sessions foster a culture of independence and provide opportunities for directors to engage in open discussion of issues that might be inhibited by the presence of management. Executive sessions can be used to evaluate CEO performance, discuss executive compensation and deal with internal board matters.

3.

Board Evaluation. The board should conduct an annual evaluation of its performance and that of its key committees. Evaluation criteria linked to board and committee responsibilities and goals should be set forth in the charter and governance policies. In addition to providing director orientation and education, the board should consider other ways to strengthen director performance, including individual director evaluations.

4.

Indemnification and Liability. It is appropriate for companies to indemnify directors for liability and legal expenses that arise in connection with their board service to the extent provided by law. However, when a court, regulator or other authoritative body has made a final determination that serious misconduct (e.g., fraud, gross negligence and breach of duty of loyalty) has occurred, then directors should not be indemnified.

5.

Role of the Chairman. In recent years public confidence in board independence has been undermined by an array of scandals, fraud, accounting restatements, options backdating, abuses in CEO compensation, perquisites and special privileges. These issues have highlighted the need for boards to be (and to be perceived as) fully independent, cost conscious, free of conflicts, protective of shareholder interests and capable of objectivity, toughness and independence in their oversight of executive management.

          In order to ensure independent oversight, TIAA-CREF believes that the separation of CEO and chair or appointment of a lead independent director is appropriate. In addition to disclosing why a specific structure has been selected, when the CEO and chair roles are combined, a company should disclose how the lead independent director’s role is structured to ensure they provide an appropriate counter balance to the CEO/chair.

Board Organization

          Boards should establish at least three standing committees—an audit committee, a compensation committee and a nominating and governance committee—all composed exclusively of independent directors. The credibility of the board will depend in large part on the vigorous demonstration of independence by these standing committees.

          While the responsibilities of the three primary standing committees are generally established through laws and listing standards, TIAA-CREF believes that specific attention should be given to the following:

Compensation Committee

The Compensation Committee is responsible for oversight of the company’s compensation and benefit programs, including performance-based plans and policies that attract, motivate, retain and incentivize executive leadership to create long-term shareholder value. Committee members should have an understanding of competitive compensation and be able to critically compare the company’s plans and practices to those offered by the company’s peers. Committee members should be independent-minded, well informed, capable of dealing with sensitive decisions and scrupulous about avoiding conflicts of interest. Committee members should understand the relationship of individual components of compensation to total compensation. The committee, in conjunction with the full board, should confirm that the Compensation Discussion and Analysis (CD&A) accurately reflects the compensation decisions made. Since compensation practices receive such great scrutiny, below we provide principles that we believe should guide the committee’s compensation decisions.

Audit Committee

          The Audit Committee oversees the company’s accounting, compliance and in most cases risk management practices. It is responsible for ensuring the full and fair disclosure of the company’s financial condition. The Audit Committee operates at the intersection of the board, management, independent auditors and internal auditors. It has sole authority to hire and fire the corporation’s independent auditors and to set and approve their compensation. The Audit Committee is also responsible for overseeing the adequacy and effectiveness of the company’s internal controls. The internal audit team should report directly to the Audit Committee.

Nominating and Governance Committee

          The Nominating and Governance Committee oversees the company’s corporate governance practices and the selection and evaluation of directors. The committee is responsible for establishing board structure and governance policies that conform to regulatory and exchange listing requirements and ensuring the appropriate and effective board oversight of the company’s business. When the company’s board structure and/or governance policies are not consistent with generally accepted best practices, the committee should ensure that shareholders are provided with a reasonable explanation why the selected structure and policies are appropriate.

          In addition to the three primary standing committees established through laws and listing standards, boards should also establish additional committees as needed to fulfill their duties. These may include executive, corporate governance, finance, technology, investment, customers and product, operations, human resources, public affairs, sustainability and risk committees.

TIAA-CREF has adopted the following principles for committees of the board:

1.

Each committee charter should specifically identify the role the committee plays in the overall risk management structure of the board. When a company faces numerous or acute risks, financially or operationally, the board should disclose why the current risk management structure is appropriate.

2.	Each committee should have the power to hire independent experts and advisors.

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3.	Each committee should report to the full board on the issues and decisions for which it is responsible.
4.	Whenever a company is the subject of a shareholder engagement initiative or resolution, the appropriate committee should review the matter and the proposed management response.

2. Executive Compensation

          Recently, there has been an intensive focus on executive compensation by shareholders, legislators, regulators and other observers. TIAA-CREF does not believe in prescribing specific compensation programs or practices for our portfolio companies. We are mindful that each company’s situation is unique and encourage the board to craft a compensation program that is appropriately customized. As long-term investors, we support compensation policies that promote and reward the creation of long-term sustainable shareholder value.

          We appreciate that boards of directors, not shareholders, are in the best position to take all of the relevant factors into consideration in establishing an executive compensation program that will attract, retain and appropriately incentivize executive management to strengthen performance and create long-term sustainable value for shareholders.

          However, shareholders do have an important role in assessing the board’s stewardship of executive compensation and should engage in discussions when they believe compensation programs are not aligned in the best interests of shareholders. To that end, the board, through its Compensation Committee, along with executive management, is responsible for providing shareholders with a detailed explanation of the company’s compensation philosophy, including explanations of all components of the program, through disclosure in the CD&A and the board Compensation Committee Report.

Although we do not prescribe specifics, below we outline the general principles that should guide the establishment of compensation plans and CD&A disclosures.

General Principles

Executive compensation should be based on the following principles:

1.

Compensation should be objectively linked to appropriate company-specific metrics that drive long-term sustainable value and reflect operational parameters that are affected by the decisions of the executives being compensated.

2.	Compensation plans should be based on a performance measurement cycle that is consistent with the business cycle of the corporation.
3.	Compensation should include a mixture of cash and equity that is appropriate based on the company’s compensation philosophy without incentivising excessive risk.
4.

Compensation should consider the overall performance of the company as well as be based on each executive’s responsibilities and criteria that are actually within each executive’s control or influence.

5.	Compensation should be reasonable by prevailing industry standards, appropriate to the company’s size and complexity, and fair relative to pay practices throughout the company.

6.

The board should not unduly rely on comparative industry data and other outside surveys to make compensations determinations; especially if such information is inconsistent with the company’s compensation philosophy.

7.	Compensation Committees should work only with consultants who are independent of management.
8.	Companies should use peer groups that are consistent with their industry, size, scope and market for executive talent.
9.	Executive performance evaluations should include a balance between formulaic and subjective analysis without being overly reliant on either.
10.

If employment contracts are in place for named executive officers, such contracts should balance the need to attract and retain the services of the executive with the obligation to avoid exposing the company to liability, unintended costs and excessive transfers of corporate treasury; especially in the event of terminations for misconduct, gross mismanagement or other reasons constituting a “for cause” termination.

Principles Specific to Equity-Based Compensation Plans

          While equity-based compensation can offer great incentives to management, it can also have great impact on shareholder value. The need for directors to monitor and control the use of equity in executive compensation has increased in recent years. It is the board of directors that is responsible for oversight of the company’s equity compensation programs and for the adequacy of their disclosure.

In general, equity-based compensation should be based upon the following principles:

1.

The use of equity in compensation programs should be determined by the board’s equity policy. Dilution of shareholder equity should be carefully considered and managed, not simply an unintended consequence.

2.	All plans that provide for the distribution of stock or stock options should be submitted to shareholders for approval.
3.

Equity-based plans should take a balanced approach to the types of equity used. Equity that is not linked to performance metrics runs the risk of rewarding or punishing executives for market movements beyond their control.

4.

Equity-based plans should be judicious in the use of stock options. When used inappropriately, option grants can provide incentives for management to focus on the company’s short-term stock price rather than long-term performance.

5.

Equity-based plans should specifically prohibit “mega grants,” defined as grants to executives of stock options whose value at the time of the grant exceeds a reasonable multiple of the recipient’s total cash compensation.

6.	Equity-based plans should establish minimum vesting requirements and avoid accelerated vesting.
7.	Equity-based plans should specifically prohibit any direct or indirect change to the strike price or value of options without the approval of shareholders.
8.

Companies should support requirements for stock obtained through exercise of options to be held by executives for substantial periods of time, apart from partial sales permitted to meet tax liabilities caused by such exercise. Companies

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should establish holding periods commensurate with pay level and seniority.
9.	Companies should require and specify minimum stock ownership requirements for directors and company executives to ensure their interests are aligned with shareholders.
10.

Backdating of option grants should be prohibited. Issuance of stock or stock options timed to take advantage of nonpublic information with short-term implications for the stock price should also be prohibited.

11.

Equity plans should prohibit recipients from hedging or otherwise reducing their exposure to changes in the company’s stock price as this can result in their interests no longer being aligned with shareholders.

12.

Generally, dividends (or equivalents) associated with unvested shares should be accrued, payable after the shares have vested and such amounts should be disclosed. However, if dividends are paid on unvested shares then such payment amounts should be disclosed along with a reasonable rationale.

Compensation Discussion and Analysis

A company’s compensation disclosure should be based on the following principles:
1.	The disclosure should be clear, concise and generally able to be understood by any reasonably informed shareholder.
2.	The disclosure should explain how the program seeks to identify and reward the value added by management.
3.	The disclosure should identify how compensation is linked to long-term sustainable value creation.
4.	Performance metrics, weights and targets should be disclosed, including why they are appropriate given the company’s business objectives and how they drive long-term sustainable value.
5.	When possible, charts should be used in conjunction with narratives to enhance comprehension.
6.

When compensation decisions are inconsistent with generally accepted practices, care should be given to provide shareholders with a reasonable explanation as to why such actions were deemed appropriate.

7.	Significant changes to the compensation program from year to year and accompanying rationale should be prominently identified.
8.

Companies should explain their rationale for the peer group selected, including reasons for (a) changes to the group from year to year and (b) any differences in the peer group of companies used for strategic and business purposes and the peer group used for compensation decisions.

9.	Non-GAAP financial performance measures should be presented alongside their GAAP counterparts with an explanation of why each adjustment was made.
10.	Tax gross-ups, if not generally available to all employees, should be accompanied by disclosure explaining why they are reasonable and necessary.
11.

If employment contracts are in place for named executive officers, such contracts should be disclosed in detail with an explanation of how such contracts are in the best interest of the company and its shareholders.

V. ENVIRONMENTAL AND SOCIAL ISSUES

A. Introduction

          As a matter of good corporate governance, boards should carefully consider the strategic impact of environmental and social responsibility on long-term shareholder value. Over the last several years, numerous innovative best practices have emerged within corporations that promote risk management (including reputational risk) and sustainable competitiveness. TIAA-CREF believes that companies and boards should exercise diligence in their consideration of environmental and social issues, analyze the strategic and economic questions they raise and disclose their environmental and social policies and practices. To ensure companies have the best possible information about their relationship with their stakeholders, directors should encourage dialogue between the company and its investors, employees, customers, suppliers and the larger community.

          We believe that investors should encourage a long-term perspective regarding sustainability and social responsibility, which may impact the long-term performance of both individual companies and the market as a whole. We communicate directly with companies to encourage careful consideration of sustainable practices and disclosure. TIAA-CREF may support reasonable shareholder resolutions on social and environmental topics that raise relevant economic issues for companies. In casting our votes, we consider whether the resolution respects the proper role of shareholders and boards in overseeing company policy, as well as any steps that the company may have taken to address concerns.

B. Issues of Concern

While our policies are not intended to be prescriptive, we believe that the following issues merit board and investor attention:

1. Environment and Health

          We believe that changes in the natural environment, associated human health concerns, and growing national and international efforts to mitigate these concerns will pose risks and opportunities for companies. In particular:

•	A company’s greenhouse gas emissions and its vulnerability to climate change may represent both short-term and long-term potential risks;
•

Hazards related to safety or toxic emissions at business facilities may expose companies to such risks as regulatory penalties, legal liability, diminished reputation, increased cost and loss of market share;

•	Expectations of growing resource scarcity, especially with regard to energy, biodiversity, water and forest resources present long-term challenges and uncertainties for businesses; and
•	Significant public health impacts may result from company operations and products, and global health pandemics may disrupt company operations and long-term growth.

          Conversely, strategic management of health and environmental challenges may provide opportunities for enhanced efficiency, reputation, product innovation and competitive advantage. We believe that boards and managers should integrate health and environmental considerations into strategic deliberations. Consistent with long-term business strategic goals, companies

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should develop and implement policies designed both to mitigate and adapt to these challenges, and to make reasonable disclosures about efforts to manage these concerns.

2. Human Rights

          Adoption and enforcement of human rights codes and fair labor standards, including supply and distribution chains where appropriate, can help a company protect its reputation, increase worker productivity, reduce liability, improve customer loyalty and gain competitive advantage.

          Companies may face legal or reputational risks relating to perceived violations, or complicity in violations, of internationally recognized human rights. While it is the duty of states to protect labor and human rights through the enforcement of national and local laws, companies should strive to respect these rights by developing policies and practices to avoid infringing on the rights of workers, communities and other stakeholders throughout their global operations.

          The international community has established numerous conventions, covenants and declarations which together form a generally accepted framework for universal human rights. Though most of these instruments are intended to define state duties, the principles underlying these standards form the basis for public judgments about corporate human rights performance. Companies should determine which of these rights may be impacted by company operations and relationships and adopt labor and human rights policies that are consistent with the fundamental attributes of these norms. Examples include freedom of expression, personal security, indigenous rights and labor standards related to child and forced labor, discrimination, and freedom of association and collective bargaining.

          Companies should be transparent about their policies and develop monitoring systems to ensure compliance by employees, and, where appropriate, business partners. Companies should pay heightened attention to human rights in regions characterized by conflict or weak governance, while it may be more appropriate to emphasize legal compliance in stable countries with well-functioning governments and regulatory systems in place.

          In the experience of TIAA-CREF, long-term shareholder engagement with companies is the most effective and appropriate means of promoting corporate respect for human rights. However, in the rarest of circumstances and consistent with Section II of this document, we may, as a last resort, consider divesting from companies we judge to be complicit in genocide and crimes against humanity, the most serious human rights violations, after sustained efforts at dialogue have failed and divestment can be undertaken in a manner consistent with our fiduciary duties.

3. Diversity and Non-Discrimination

          Promoting diversity and maintaining inclusive workplace standards can help companies improve decision making, attract and retain a talented and diverse workforce and compete more effectively. Boards and management should strive to create a culture of inclusiveness and acceptance of differences at all levels of the corporation. Companies should be aware of any potential failures to provide equal opportunities and develop policies and initiatives to address any concerns.

          Boards of directors can also benefit from a diversity of perspective and demographics. Though we do not believe in quotas, we believe that nominating committees should develop appropriate diversity criteria for director searches to ensure that candidates are drawn from the broadest possible pool of talent. Companies should disclose how diversity policies support corporate efforts to strengthen the effectiveness of their boards.

Given changing cultural norms, companies should reference sexual orientation and gender identity in corporate non-discrimination policies, even when not specifically required by law.

4. Philanthropy and Corporate Political Influence

          Without effective oversight, excessive or poorly managed corporate political spending may pose risks to shareholders, including the risk that corporate political spending may benefit political insiders at the expense shareholder interests. Given increased public scrutiny of corporate political activities, we believe it is the responsibility of company boards to review and disclose the use of corporate assets to influence the outcomes of elections. Companies involved in political activities should disclose information about contributions as well as the board and management oversight procedures designed to ensure that political expenditures are made in compliance with all laws and in the best interests of shareholders.

          Boards should also oversee charitable contributions to ensure that these are consistent with the values and strategy of the corporation. Companies should disclose their corporate charitable contributions, and boards should adopt policies that prohibit corporate contributions that would pose any actual or perceived risk to director independence.

5. Product Responsibility

          Failure to manage the potential hazards created by their products and services can create long-term risks for companies and undermine public faith in the market. Companies that demonstrate ethical behavior and diligence with regard to product safety and suitability can avoid reputational and liability risks and strengthen their competitive position.

Companies should carefully analyze the potential risks related to the use of their products, develop policies to manage any potential concerns, and disclose results to shareholders.

APPENDIX A: PROXY VOTING GUIDELINES

A. Introduction

          TIAA-CREF’s voting practices are guided by our mission and obligations to our participants and shareholders. As indicated in this Policy Statement, we monitor portfolio companies’ governance, social and environmental practices to ensure that boards consider these factors in the context of their strategic deliberations.

          The following guidelines are intended to assist portfolio companies, participants and shareholders and other interested parties in understanding how TIAA-CREF is likely to vote on governance, compensation, social and environmental issues. The list is not exhaustive and does not necessarily represent how TIAA-CREF will vote on any particular proposal. We vote proxies in accordance to what we believe is in the best interest of our participants and shareholders. In making those decisions the Corporate Governance staff takes into account many factors,

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including input from our Asset Management Group and third-party research. We consider specific company context, including governance practices and financial performance. It is our belief that a one-size-fits-all approach to proxy voting is not appropriate.

          We establish voting policies with respect to both management proposals and shareholder resolutions. Our proxy voting decisions with respect to shareholder resolutions may be influenced by several additional factors: (i) whether the shareholder resolution process is the appropriate means of addressing the issue; (ii) whether the resolution promotes good corporate governance and is related to economic performance and shareholder value; and (iii) whether the information and actions recommended by the resolution are reasonable and practical. In instances where we agree with the concerns raised by proponents but do not believe that the policies or actions requested are appropriate, TIAA-CREF will generally abstain on the resolution.

Where appropriate, we will accompany our vote with a letter of explanation.

B. Guidelines for Board-Related Issues

Policy Governing Votes on Directors:

General Policy: TIAA-CREF will generally vote in favor of the board’s nominees. However, we will consider withholding or voting against some or all directors in the following circumstances:

•

When we conclude that the actions of directors are unlawful, unethical, negligent, or do not meet fiduciary standards of care and loyalty, or are otherwise not in the best interest of shareholders. Such actions would include: issuance of backdated or spring loaded options, excessively dilutive equity grants, egregious compensation practices, unequal treatment of shareholders, adoption of inappropriate anti-takeover devices, and unjustified dismissal of auditors.

•	When directors have failed to disclose, resolve or eliminate conflicts of interest that affect their decisions.
•	When less than a majority of the company’s directors are independent, by TIAA-CREF standards of independence.
•	When a director has consistently failed to attend board and committee meetings without an appropriate rationale being provided.

          In cases where TIAA-CREF decides to withhold or vote against the entire board of directors, we will also abstain or vote against a provision on the proxy granting discretionary power to vote on “other business” arising at the shareholders meeting.

Contested Elections:

General Policy: TIAA-CREF will generally vote for the candidates we believe will best represent the interests of long-term shareholders.

Majority Vote for the Election of Directors:

          General Policy: As indicated in Section IV of this Policy Statement, TIAA-CREF will generally support shareholder resolutions asking that companies amend their governance documents to provide for director election by majority vote.

Reimbursement of Expenses for Dissident Shareholder Nominees:

          General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that the company reimburse certain expenses related to the cost of dissident short-slate director campaigns or election contests.

Establish Specific Board Committees:

General Policy: TIAA-CREF will generally vote against shareholder resolutions asking the company to establish specific board committees unless we believe specific circumstances dictate otherwise.

Annual Election of Directors:

General Policy: TIAA-CREF will generally support shareholder resolutions asking that each member of the board stand for reelection annually.

Cumulative Voting:

          General Policy: TIAA-CREF will generally not support proposals asking that shareholders be allowed to cumulate votes in director elections, as this practice may encourage the election of “special interest” directors.

C. Guidelines for Other Governance Issues

Separation of Chairman and Chief Executive Officer:

          General Policy: TIAA-CREF will generally not support shareholder resolutions asking that the roles of Chairman and CEO be separated. However we may support such resolutions where we believe that there is not a bona-fide lead independent director and the company’s corporate governance practices or business performance are materially deficient.

Ratification of Auditor:

          General Policy: TIAA-CREF will generally support the board’s choice of auditor and believe we should be able to do so annually. However, TIAA-CREF will consider voting against the ratification of an audit firm where non-audit fees are excessive, where the firm has been involved in conflict of interest or fraudulent activities in connection with the company’s audit, or where the auditors’ independence is questionable.

Supermajority Vote Requirements:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of supermajority vote requirements.

Dual-Class Common Stock and Unequal Voting Rights:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of dual classes of common stock with unequal voting rights or special privileges.

Right to call a Special Meeting:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the right to call a special meeting.
However, we believe a 25% ownership level is reasonable and generally would not be supportive of proposals to lower the threshold if it is already at that level.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-61

Right to Act by Written Consent:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that they be granted the ability to act by written consent.

Antitakeover Devices (Poison Pills):

General Policy: TIAA-CREF will consider on a case-by-case basis proposals relating to the adoption or rescission of anti-takeover devices with attention to the following criteria:

•	Whether the company has demonstrated a need for anti-takeover protection;
•	Whether the provisions of the device are in line with generally accepted governance principles;
•	Whether the company has submitted the device for shareholder approval; and
•	Whether the proposal arises in the context of a takeover bid or contest for control.

TIAA-CREF will generally support shareholder resolutions asking to rescind or put to a shareholder vote antitakeover devices that were adopted without shareholder approval.

Reincorporation:

          General Policy: TIAA-CREF will evaluate on a case-by-case basis proposals for reincorporation taking into account the intention of the proposal, established laws of the new domicile and jurisprudence of the target domicile. We will not support the proposal if we believe the intention is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

D. Guidelines for Compensation Issues

Equity-Based Compensation Plans:

          General Policy: TIAA-CREF will review equity-based compensation plans on a case-by-case basis, giving closer scrutiny to companies where plans include features that are not performance-based or where total potential dilution from equity compensation exceeds 10%. As a practical matter, we recognize that more dilutive broad-based plans may be appropriate for human-capital intensive industries and for small- or mid-capitalization firms and start-up companies.

We generally note the following red flags when evaluating executive compensation:

•

Excessive Equity Grants: TIAA-CREF will examine a company’s past grants to determine the rate at which shares are being issued. We will also seek to ensure that equity is being offered to more than just the top executives at the company. A pattern of excessive grants can indicate failure by the board to properly monitor executive compensation and its costs.

•

Lack of Minimum Vesting Requirements: TIAA-CREF believes that companies should establish minimum vesting guidelines for senior executives who receive stock grants. Vesting requirements help influence executives to focus on maximizing the company’s long-term performance rather than managing for short-term gain.

•	Undisclosed or Inadequate Performance Metrics: TIAA-CREF believes that performance goals for equity grants should be disclosed meaningfully. Performance hurdles should not be too easily attainable. Disclosure of these metrics should enable shareholders to assess whether the equity plan will drive long-term value creation.

•	Misalignment of Interests: TIAA-CREF supports equity ownership requirements for senior executives and directors to align their interests with those of shareholders.
•

Reload Options: TIAA-CREF will generally not support “reload” options that are automatically replaced at market price following exercise of initial grants. Reload options can lead to excessive dilution and overgenerous benefits and allow recipients to lock in increases in stock price that occur over the duration of the option plan with no attendant risk.

•

Mega Grants: TIAA-CREF will generally not support mega grants. A company’s history of such excessive grant practices may prompt TIAA-CREF to vote against the stock plans and the directors who approve them. Mega grants include equity grants that are excessive in relation to other forms of compensation or to the compensation of other employees and grants that transfer disproportionate value to senior executives without relation to their performance.

•

Undisclosed or Inappropriate Option Pricing: TIAA-CREF will generally not support plans that fail to specify exercise prices or that establish exercise prices below fair market value on the date of grant.

•

Repricing Options: TIAA-CREF will generally not support plans that authorize repricing. However, we will consider on a case-by-case basis management proposals seeking shareholder approval to reprice options. We are more likely to vote in favor of repricing in cases where the company excludes named executive officers and board members and ties the repricing to a significant reduction in the number of options.

•

Excess Discretion: TIAA-CREF will generally not support plans where significant terms of awards—such as coverage, option price, or type of awards—are unspecified, or where the board has too much discretion to override minimum vesting and/or performance requirements.

•

Evergreen Features: TIAA-CREF will generally not support option plans that contain evergreen features which reserve a specified percentage of outstanding shares for award each year and lack a termination date. Evergreen features can undermine control of stock issuance and lead to excessive dilution.

Shareholder Resolutions on Executive Compensation:

          General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions related to specific compensation practices. Generally, we believe specific practices are the purview of the board.

Advisory Vote on Compensation Disclosure:

          General Policy: TIAA-CREF prefers that companies offer an annual non-binding vote on executive compensation (“say on pay”). In absence of an annual vote, companies should clearly articulate the rationale behind offering the vote less frequently. We will consider on a case-by-case basis advisory vote on execu-

B-62    Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

tive compensation proposals with reference to our compensation disclosure principles noted in Section IV of this Policy Statement.

Golden Parachutes:

          General Policy: TIAA-CREF will vote on a case-by-case basis on golden parachutes proposals taking into account the structure of the agreement and the circumstances of the situation. However, we would prefer to see a double trigger on all change of control agreements.

E. Guidelines for Environmental and Social Issues

          As indicated in Section V, TIAA-CREF will generally support shareholder resolutions seeking reasonable disclosure of the environmental or social impact of a company’s policies, operations or products. We believe that a company’s management and directors have the responsibility to determine the strategic impact of environmental and social issues and that they should disclose to shareholders how they are dealing with these issues.

Global Climate Change:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure of greenhouse gas emissions, the impact of climate change on a company’s business activities and products and strategies designed to reduce the company’s long-term impact on the global climate.

Use of Natural Resources:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s use of natural resources, the impact on its business of declining resources and its plans to improve the efficiency of its use of natural resources.

Impact on Ecosystems:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s initiatives to reduce any harmful impacts or other hazards that result from its operations or activities to local, regional or global ecosystems.

Global Labor Standards:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s labor standards and enforcement practices, as well as the establishment of global labor policies based upon internationally recognized standards.

Diversity and Non-Discrimination:

General Policies:

•

TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s nondiscrimination policies and practices, or seeking to implement such policies, including equal employment opportunity standards.

•	TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s workforce and board diversity policies and practices.

Global Human Rights Codes of Conduct:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s human rights standards and the establishment of global human rights policies, especially regarding company operations in conflict zones or weak governance.

Corporate Response to Global Health Risks:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to significant public health impacts resulting from company operations and products, as well as the impact of global health pandemics on the company’s operations and long-term growth.

Corporate Political Influence:

General Policies:

•

TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s political expenditures, including board oversight procedures, direct political expenditures, and contributions to third parties for the purpose of influencing election results.

•	TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s charitable contributions and other philanthropic activities.
•

TIAA-CREF may consider not supporting shareholder resolutions that appear to promote a political agenda that is contrary to the mission or values of TIAA-CREF or the long-term health of the corporation.

Animal Welfare:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking for reports on the company’s impact on animal welfare.

Product Responsibility:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure relating to the safety and impact of a company’s products on the customers and communities it serves.

Predatory Lending:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking companies for disclosure about the impact of lending activities on borrowers and policies designed to prevent predatory lending practices.

Tobacco:

General Policies:

•

TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to risks associated with tobacco use and efforts by a company to reduce exposure to tobacco products among the young or other vulnerable populations.

•	TIAA-CREF will generally not support shareholder resolutions seeking to alter the investment policies of financial institutions or to require divestment of tobacco company stocks.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information     B-63

730 Third Avenue New York, NY 10017 - 3206

SGS-SFICOC-4510/81452

Printed on paper containing recycled fiber	A12711 (10/12)

OTHER INFORMATION

Item 28.		Exhibits

(a)	(1)	Declaration of Trust, dated as of April 15, 1999.1/

	(2)	Declaration of Trust, dated as of April 15, 1999, as amended to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”). 6/

	(3)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999.9/

	(4)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999. 9/

	(5)	Amendment dated August 7, 2006 to the Declaration of Trust. 10/

	(6)	Amendment dated October 2, 2006 to the Declaration of Trust. 10/

	(7)	Amendment dated July 17, 2007 to the Declaration of Trust. 13/

	(8)	Amendment dated August 29, 2008 to the Declaration of Trust. 15/

	(9)	Amendment dated February 10, 2009 to the Declaration of Trust. 17/

	(10)	Amendment dated May 12, 2009 to the Declaration of Trust. 17/

	(11)	Form of Amendment dated May 18, 2010 to the Declaration of Trust. 20/

	(12)	Form of Amendment dated December 7, 2010 to the Declaration of Trust. 22/

	(13)	Form of Amendment dated May 17, 2011 to the Declaration of Trust. 24/

	(14)	Form of Amendment dated September 13, 2011 to the Declaration of Trust. 25/

	(15)	Form of Amendment dated May 15, 2012 to the Declaration of Trust. 29/

(b)	Registrant has adopted no bylaws.

(c)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (a) above.

(d)	(1)	Investment Management Agreement by and between Registrant and Teacher Advisors, Inc. (“Advisors”), dated as of June 1, 1999. 2/

	(2)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002. 4/

	(3)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004. 5/

	(4)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(5)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005. 7/

	(6)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006. 8/

	(7)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, regarding the Growth Equity Fund dated as of February 1, 2006.8/

(8)	Form of Expense Reimbursement Agreement between Registrant and Advisors effective February 1, 2006. 8/

(9)	Form of Fee Waiver for Growth & Income Fund and Lifecycle Funds effective February 1, 2006. 8/

(10)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(11)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(12)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 9/

(13)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(14)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(15)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds. 10/

(16)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 10/

(17)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(18)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(19)	Form of Amendment dated December 6, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Retirement Class of the Lifecycle Funds. 10/

(20)	Form of Amendment dated January 17, 2007 to the Expense Reimbursement Agreement dated February 1, 2006. 10/

(21)	Form of Amendment dated November 30, 2007 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 13/

(22)	Form of Amendment dated November 30, 2007 to the February 1, 2006 Fee Waiver. 13/

(23)	Form of Amendment dated November 30, 2007 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2007. 13/

(24)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 14/

(25)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement. 14/

(26)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Fee Waiver Agreement for Growth & Income Fund and Lifecycle Funds. 14/

(27)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Fee Waiver Agreement for the TIAA-CREF Lifecycle Funds. 16/

(28)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for TIAA-CREF Growth Equity Fund. 16/

(29)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 16/

(30)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(31)	Form of Amendment dated September 10, 2009 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 18/

(32)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(33)	Form of Amended and Restated Fee Waiver Agreement dated February 1, 2010 for the TIAA-CREF Lifecycle Funds. 20/

(34)	Form of Amended and Restated Expense Reimbursement Agreement dated February 1, 2010 for the TIAA-CREF Funds. 20/

(35)	Form of Amendment dated May 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 20/

(36)	Form of Amended and Restated Expense Reimbursement Agreement dated August 1, 2010 for the TIAA-CREF Funds. 21/

(37)	Form of Amendment dated August 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 21/

(38)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of February 1, 201122/

(39)	Form of Amended and Restated Agreement to Suspend Distribution Plans between Registrant and TPIS for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of February 1, 201122/

(40)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 201122/

(41)	Form of Amendment dated April 28, 2011 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 23/

(42)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011. 23/

(43)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Global Natural Resources Fund dated September 20, 2011. 26/

(44)	Form of Amended and Restated Expense Reimbursement Agreement dated September 20, 2011 for TIAA-CREF Funds. 26/

(45)	Amendment to the Investment Management Agreement between the Registrant and Advisors dated as of December 6, 2011. 27/

(46)	Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 6, 2011. 27/

(47)	Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of January 2, 2012. 27/

(48)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2012. 27/

	(49)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2012. 27/

	(50)	Form of Amended and Restated Expense Reimbursement Agreement for the TIAA-CREF Funds dated as of August 1, 2012.28/

	(51)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Social Choice Bond Fund dated as of July 23, 2012. 29/

	(52)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Social Choice Bond Fund dated as of September 21, 2012.29/

	(53)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2012.*

	(54)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of October 1, 2012.*

(e)	(1)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999. 2/

	(2)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”), dated as of June 1, 1999.3/

	(3)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002. 4/

	(4)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(5)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004. 7/

(f)	(1)

TIAA and CREF None-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended. 5/

	(2)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended. 5/

	(3)	Non-Employee Trustee and Member Long-Term Compensation Plan, dated January 1, 2008. 14/

	(4)	Non-Employee Trustee and Member Deferred Compensation Plan, dated January 1, 2008. 14/

(g)	(1)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999. 3/

	(2)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002. 4/

	(3)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002. 4/

	(4)	Form of Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company dated November 20, 2007. 13/

(5)

Form of Custodial Undertaking in Connection with Master Repurchase Agreement among Teachers Advisors Inc., on behalf of Registrant, Goldman, Sachs & Co. and The Bank of New York Mellon, dated March 8, 2010. 20/

(h)	(1)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999.3/

	(2)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc. (“BFDS”), dated as of July 1, 1999.3/

	(3)	Transfer Agency and Service Agreement by and between Registrant and BFDS, dated as of July 1, 2002. 4/

	(4)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 2003 5/, October 1, 2004, for the Lifecycle Funds 6/ and October 19, 2004. 7/

	(5)	Form of Retirement Class Service Agreement by and between Registrant and Advisors dated as of February 1, 2006. 8/

(6)

Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 9/

	(7)	Form of Transfer Agency Agreement by and between Registrant and BFDS, dated September 1, 2004. 12/

(8)

Form of Amendment dated November 30, 2007 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 13/

	(9)	Form of Investment Accounting Agreement by and between Registrant and State Street Bank and Trust Company dated November 20, 2007. 13/

(10)

Form of Amendment dated September 10, 2009 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 18/

	(11)	Form of Amendment dated September 1, 2009 to the Transfer Agency Agreement between the Registrant and BFDS dated September 1, 2004. 18/

(12)

Form of Amendment dated August 1, 2010 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 21/

	(13)	Form of Amendment dated April 1, 2011 to the Retirement Service Agreement by and between Registrant and Advisors. 23/

	(14)	Form of Amendment dated August 31, 2010 to Transfer Agency and Service Agreement between Registrant Boston Financial Services, Inc. 23/

	(15)	Form of Amendment dated June 29, 2011 to Transfer Agency and Service Agreement between Registrant and Boston Financial Services, Inc. 24/

	(16)	Form of Amendment to Retirement Service Agreement dated September 20, 2011 between Registrant and Advisors. 24/

	(17)	Administrative Services Agreement between Registrant and Advisors dated as of January 2, 2012. 27/

	(18)	Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of December 6, 2011. 27/

	(19)	Form of Amendment to Retirement Service Agreement dated July 23, 2012 between Registrant and Advisors. 28/

	(20)	First Amendment dated May 31, 2012 to the Investment Accounting Agreement by and between Registrant and State Street Bank and Trust Company29/

(i)		Opinion and Consent of Jonathan Feigelson, Esq.*

(j)	(1)	Consent of Dechert LLP.*

(j)	(2)(i)	Consent of PricewaterhouseCoopers LLP*

(k)		Not applicable.

(l)	(1)	Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America (“TIAA”), dated as of June 1, 1999.3/

	(2)	Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002. 4/

	(3)	Seed Money Agreement by and between Registrant and TIAA, dated as of October 1, 2004, for the Lifecycle Funds.6/

(4)

Seed Money Agreement by and between Registrant and TIAA, dated as of March 31, 2006, for the Large Cap Growth Fund, High-Yield Fund II, Bond Plus Fund II, Short-Term Bond Fund II, Tax-Exempt Bond Fund II, Managed Allocation Fund II, International Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Bond Fund, Inflation-Linked Bond Fund, and Money Market Fund.9/

	(5)	Form of Seed Money Agreement by and between Registrant and TIAA, dated as of January 17, 2007 for the Institutional Class of the Lifecycle Funds. 10/

(6)

Form of Seed Money Agreement by and between Registrant and TIAA, dated November 30, 2007 for the Lifecycle 2045, Lifecycle 2050 and Lifecycle Retirement Income Funds and the Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds. 13/

	(7)	Form of Seed Money Agreement by and between Registrant and TIAA, dated September 10, 2009 for the Lifecycle Index Funds, Bond Index Fund and the Premier Class. 18/

	(8)	Form of Seed Money Agreement by and between Registrant and TIAA, dated August 1, 2010 for the Emerging Market Equity and Emerging Market Equity Index Funds. 20/

	(9)	Form of Initial Investment Agreement between Teachers Insurance Annuity Association of America and Registrant dated April 1, 2011. 23/

	(10)	Form Initial Investment Agreement between Teachers Insurance and Annuity Association of America and Registrant dated September 20, 2011. 26/

	(11)	Form of Initial Investment Agreement between Teachers Insurance and Annuity Association of America and Registrant dated July 23, 2012. 28/

(m)	(1)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004. 6/

	(2)	Distribution Plan for Retail Class Shares of Registrant, adopted pursuant to Rule 12b-1 of the 1940 Act, dated as of February 1, 2006.8/

	(3)	Suspension of Distribution Plan Reimbursement Agreement by and between Registrant and TPIS dated effective February 1, 2006. 8/

	(4)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12-1 of the 1940 Act, dated February 1, 2006. 9/

(5)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 9/

(6)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 10/

(7)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 11/

(8)	Form of Amendment dated November 30, 2007 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12-1 of the 1940 Act, dated October 1, 2004. 13/

(9)	Form of Distribution Plan for Lifecycle Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated November 30, 2007. 13/

(10)	Form of Amendment dated November 30, 2007 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 13/

(11)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2008. 14/

(12)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 16/

(13)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(14)	Form of Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(15)	Form of Distribution Plan for Retirement Class Shares of Registrant on behalf of the Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(16)	Form of Distribution Plan for Retail Class Shares of Registrant on behalf of the Bond Index Fund adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(17)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(18)	Form of Amended and Restated Agreement to Suspend Distribution Plans dated February 1, 2010 for TIAA-CREF Funds. 20/

(19)	Form of Amended and Restated Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

(20)	Form of Amended and Restated Compensation Distribution Plan for Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

(21)	Form of Amended and Restated Distribution Plan for the Retirement Class Reimbursement Plan of Registrant Lifecycle Fund Series adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

(22)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between Registrant and TPIS dated effective February 1, 2011. 23/

(23)

Form of Amended and Restated Distribution Plan for Retirement Class Compensation Plan of Registrant TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

	(24)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

	(25)	Form of Amended and Restated Distribution Plan for Retail Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 26/

	(26)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 26/

	(27)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 29/

	(28)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 29/

(n)	(1)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act. 4/

	(2)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006. 9/

	(3)	Form of Multiple Class Plan adopted pursuant to Rule 18f-3 of the 1940 Act with respect to the Lifecycle Funds effective January 17, 2007. 10/

	(4)	Form of Amendment dated November 30, 2007 to the Multiple Class (18f-3) Plan for the Lifecycle Funds. 13/

	(5)	Form of Amended and Restated Multiple Class (18f-3) Plan for the TCF Funds dated September 10, 2009. 18/

	(6)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated September 10, 2009. 18/

	(7)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated December 7, 2010. 23/

	(8)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated September 20, 2011. 26/

	(9)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated July 23, 2012. 29/

(p)	TIAA-CREF Code of Ethics22/

1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7/	Incorporated herein by reference to Post-Effective Amendment No. 13 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2005.

8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

10/	Incorporated herein by reference to Post-Effective Amendment No. 20 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

11/	Incorporated herein by reference to Post-Effective Amendment No. 22 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2007.

12/	Incorporated herein by reference to Post-Effective Amendment No. 24 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2007.

13/	Incorporated herein by reference to Post-Effective Amendment No. 26 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 30, 2007.

14/	Incorporated herein by reference to Post-Effective Amendment No. 27 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2008.

15/	Incorporated herein by reference to Post-Effective Amendment No. 28 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 21, 2008.

16/	Incorporated herein by reference to Post-Effective Amendment No. 29 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2009.

17/	Incorporated herein by reference to Post-Effective Amendment No. 30 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 25, 2009.

18/	Incorporated herein by reference to Post-Effective Amendment No. 31 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 11, 2009.

19/	Incorporated herein by reference to Post-Effective Amendment No. 32 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 22, 2010.

20/	Incorporated herein by reference to Post-Effective Amendment No. 34 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 21, 2010.

21/	Incorporated herein by reference to Post-Effective Amendment No. 35 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 4, 2010.

22/	Incorporated herein by reference to Post-Effective Amendment No. 36 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2011.

23/	Incorporated herein by reference to Post-Effective Amendment No. 41 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 25, 2011.

24/	Incorporated herein by reference to Post-Effective Amendment No. 44 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 15, 2011.

25/	Incorporated herein by reference to Post-Effective Amendment No. 47 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2011.

26/	Incorporated herein by reference to Post-Effective Amendment No. 48 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 29, 2011.

27/	Incorporated herein by reference to Post-Effective Amendment No. 54 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 28, 2012.

28/	Incorporated herein by reference to Post-Effective Amendment No. 57 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 30, 2012.

29/	Incorporated herein by reference to Post-Effective Amendment No. 60 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 18, 2012.

* Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with the Fund

          The Registrant disclaims any assertion that its investment adviser, Teachers Advisors, Inc. (“Teachers Advisors”), or the parent company or any affiliate of Teachers Advisors directly or indirectly controls the Registrant or is under common control with the Registrant. Additionally, the Board of Trustees of the Registrant is the same as the board of other TIAA-CREF mutual funds, each of which has Teachers Advisors or an affiliate as its investment adviser. In addition, the Registrant and the other TIAA-CREF mutual funds have some officers in common. Nonetheless, the Registrant takes the position that it is not under common control with the other TIAA-CREF mutual funds because the power residing in the Funds’ respective boards and officers arises as the result of an official position with the respective investment companies.

Item 30.	Indemnification

          As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999 (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

          To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

          The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

          Advisors also provides investment management services to the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and certain unregistered pools. The directors of Advisors are Carol Deckbar, Phillip Goff, Thomas Garbutt, John Panagakis and William Wilkinson, who are also Managers of TIAA-CREF Investment Management, LLC, which is a wholly owned investment adviser subsidiary of TIAA and manages the investment accounts of the College Retirement Equities Fund (“CREF”), and which is also located at 730 Third Avenue, New York, NY 10017-3206.

Item 32.	Principal Underwriters

          Teachers Personal Investors Services, Inc. (“TPIS”) acts as the principal underwriter for the Registrant. TPIS also acts as the principal underwriter for TIAA Separate Account VA-1 and the TIAA-CREF Life Funds, as well as for certain separate accounts of TAA-CREF Life Insurance Company that offer variable products.

          The directors of TPIS are Keith Rauschenbach, Catherine McCabe, Douglas Chittenden, Timothy Walsh and Kevin O’Leary. The officers of TPIS are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Keith Henry Rauschenbach	President	None
William Bair	Chief Financial Officer	None
Ilene Linda Shore	Chief Operating Officer	None
Brian Michael Moran	Chief Compliance Officer	None
Michael Phillips	Chief Legal Officer and Assistant Secretary	None
Stephen Collier	Senior Vice President, Head of Tax	None
Linda Dougherty	Controller	None
Marjorie Pierre-Merritt	Secretary	None
Jorge Gutierrez	Treasurer	None
Jennifer Sisom	Assistant Treasurer	None
Mark S. Campisano	Vice President	None
John George Panagakis	Vice President	None
Kevin John Maxwell	Vice President	None
Edward Moslander	Vice President	None
Thomas Dudek	Anti-Money Laundering Compliance Officer	None
Janet Acosta	Assistant Secretary	None
Stewart P. Greene	Assistant Secretary	None
David Iscovici	Assistant Secretary	None
Meredith J. Kornreich	Assistant Secretary	None
Ann Medeiros	Assistant Secretary	None
Jamin Jenkins	Assistant Secretary, Corporate Tax	None
Gail Clinton	Assistant Secretary, Corporate Tax	None
Nicholas Cifelli	Assistant Secretary, Corporate Tax	None
Henry Atkinson	Assistant Secretary, Corporate Tax	None

* The business address of all directors and officers of TPIS is 730 Third Avenue, 12th Floor, New York, NY 10017-3206.

          Additional information about the officers of TPIS can be found on Schedule A of Form BD for TPIS, as currently on file with the Commission (File No. 8-47051).

Item 33.	Location of Accounts and Records

          All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant’s home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, MA 02171. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, NY 10918 and CitiStorage, 5 North 11th Street, Brooklyn, NY 11211.

Item 34.	Management Services

          Not Applicable.

Item 35.	Undertakings

          Not Applicable.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of September, 2012.

TIAA-CREF FUNDS

By:	/s/ Roger W. Ferguson, Jr.

Name:	Roger W. Ferguson, Jr.
Title:	Principal Executive Officer and President

          Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Roger W. Ferguson, Jr.	Principal Executive Officer and President	September 28, 2012
(Principal Executive Officer)
Roger W. Ferguson, Jr.

/s/ Phillip G. Goff	Principal Financial Officer,	September 28, 2012
Principal Accounting Officer and Treasurer
Phillip G. Goff	(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	September 28, 2012	*	September 28, 2012

Forrest Berkley		Thomas J. Kenny

*	September 28, 2012	*	September 28, 2012

Nancy Eckl		Bridget A. Macaskill

*	September 28, 2012	*	September 28, 2012

Michael A. Forrester		James M. Poterba

*	September 28, 2012	*	September 28, 2012

Howell E. Jackson		Maceo K. Sloan

*	September 28, 2012	*	September 28, 2012

Nancy L. Jacobs		Laura T. Starks

/s/ Stewart P. Greene	September 28, 2012

Stewart P. Greene
as attorney-in-fact

* Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

Exhibit List

(d)(54)	Form of Amended and Restated Expense Reimbursement Agreement for the TIAA-CREF Funds dated as of October 1, 2012

(d)(55)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of October 1, 2012.

(i)	Opinion and Consent of Jonathan Feigelson, Esq.

(j)(1)	Consent of Dechert LLP

(j)(2)(i)	Consent of PricewaterhouseCoopers LLP